UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
72,570		Lear Corp	$8,233,066
2,583	*,e	Tesla Motors, Inc	606,463
108,581		Thor Industries, Inc	8,310,790
		TOTAL AUTOMOBILES & COMPONENTS	17,150,319

CAPITAL GOODS - 9.0%
108,103		3M Co	19,281,251
172,790		Boeing Co	23,095,111
66,131		BWX Technologies, Inc	2,434,282
96,893	e	Deere & Co	7,529,555
138,688		Emerson Electric Co	7,752,659
302,058		General Electric Co	9,406,086
230,773	*	HD Supply Holdings, Inc	8,351,675
138,063		Honeywell International, Inc	16,060,869
49,698		Huntington Ingalls	8,576,881
124,585		Illinois Tool Works, Inc	14,377,109
82,112		Lockheed Martin Corp	20,752,166
262,108		Masco Corp	9,561,700
28,011		MSC Industrial Direct Co (Class A)	2,012,030
65,901		Northrop Grumman Corp	14,276,134
119,538		Paccar, Inc	7,049,156
88,468	*	Quanta Services, Inc	2,264,781
74,561		Raytheon Co	10,403,496
5,661		Rockwell Automation, Inc	647,619
143,895	*	Spirit Aerosystems Holdings, Inc (Class A)	6,242,165
69,060	*	United Rentals, Inc	5,502,010
14,577		Valmont Industries, Inc	1,908,858
3,167	e	W.W. Grainger, Inc	693,098
		TOTAL CAPITAL GOODS	198,178,691

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
348,297		Pitney Bowes, Inc	6,725,615
301,028		R.R. Donnelley & Sons Co	5,394,422
185,154		Waste Management, Inc	12,242,382
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,362,419

CONSUMER DURABLES & APPAREL - 2.2%
57,837		Brunswick Corp	2,869,872
70,401		Carter's, Inc	7,128,101
201,299		DR Horton, Inc	6,618,711
2,005		Hasbro, Inc	162,866
151,330		Leggett & Platt, Inc	7,955,418
243,314		Mattel, Inc	8,121,821
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

744	*	Mohawk Industries, Inc	$155,452
149,358		Nike, Inc (Class B)	8,289,369
4,071	*	Under Armour, Inc	145,335
6,544	*,e	Under Armour, Inc (Class A)	258,226
37,334		Whirlpool Corp	7,181,568
		TOTAL CONSUMER DURABLES & APPAREL	48,886,739

CONSUMER SERVICES - 3.0%
116,430		ARAMARK Holdings Corp	4,174,016
150,748		Brinker International, Inc	7,106,261
6,673		Marriott International, Inc (Class A)	478,454
162,581		McDonald's Corp	19,127,654
70,245		Six Flags Entertainment Corp	3,961,116
172,034		Starbucks Corp	9,986,574
40,962		Vail Resorts, Inc	5,860,433
526,520		Wendy's	5,086,183
121,956		Wyndham Worldwide Corp	8,661,315
14,444		Yum! Brands, Inc	1,291,582
		TOTAL CONSUMER SERVICES	65,733,588

DIVERSIFIED FINANCIALS - 3.3%
19,882		Ameriprise Financial, Inc	1,905,491
145,152		Charles Schwab Corp	4,125,220
158,354		Discover Financial Services	9,000,841
50,001		Eaton Vance Corp	1,890,538
4,314		IntercontinentalExchange Group, Inc	1,139,759
456,000	e	iShares Russell 1000 Growth Index Fund	47,752,320
43,438	e	LPL Financial Holdings, Inc	1,170,654
12,503		Moody's Corp	1,325,443
51,275		T Rowe Price Group, Inc	3,624,629
		TOTAL DIVERSIFIED FINANCIALS	71,934,895

ENERGY - 0.3%
50,441		Apache Corp	2,648,152
156,795		Cabot Oil & Gas Corp	3,868,133
		TOTAL ENERGY	6,516,285

FOOD & STAPLES RETAILING - 1.8%
46,940		Costco Wholesale Corp	7,849,307
184,521		CVS Health Corp	17,108,787
140,232		Kroger Co	4,794,532
285,988	*,e	Sprouts Farmers Market, Inc	6,614,902
70,059		Sysco Corp	3,628,356
		TOTAL FOOD & STAPLES RETAILING	39,995,884

FOOD, BEVERAGE & TOBACCO - 7.8%
500,392		Altria Group, Inc	33,876,538
2,552		Brown-Forman Corp (Class B)	250,581
148,935		Campbell Soup Co	9,274,183
468,614		Coca-Cola Co	20,445,629
217,255		ConAgra Foods, Inc	10,158,844
112,836		Dr Pepper Snapple Group, Inc	11,115,474
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

225,690		General Mills, Inc	$16,224,854
9,845		Hershey Co	1,090,432
65,639		Ingredion, Inc	8,745,740
136,822		Kellogg Co	11,316,548
5,549		McCormick & Co, Inc	567,385
320,907		PepsiCo, Inc	34,953,190
15,943		Philip Morris International, Inc	1,598,445
34,530	e	Pilgrim's Pride Corp	802,823
140,937		Tyson Foods, Inc (Class A)	10,372,963
		TOTAL FOOD, BEVERAGE & TOBACCO	170,793,629

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
38,887		Aetna Inc	4,480,171
126,868		AmerisourceBergen Corp	10,807,885
31,528		Becton Dickinson & Co	5,548,928
152,021		Cardinal Health, Inc	12,708,955
124,658	*	Centene Corp	8,794,622
3,215		Cigna Corp	414,607
95,602	*	DaVita, Inc	7,412,979
206,843	*	Express Scripts Holding Co	15,734,547
130,709	*	HCA Holdings, Inc	10,081,585
4,161	*	Hologic, Inc	160,157
228		Humana, Inc	39,341
58,034	*	Laboratory Corp of America Holdings	8,099,225
84,130		McKesson Corp	16,368,333
143,070		Resmed, Inc	9,854,662
12,769		Stryker Corp	1,484,779
114,987	*	Tenet Healthcare Corp	3,519,752
239,434		UnitedHealth Group, Inc	34,286,949
106,638	*	VCA Antech, Inc	7,607,555
50,441	*	WellCare Health Plans, Inc	5,387,099
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	162,792,131

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
7,919		Church & Dwight Co, Inc	777,962
74,715		Clorox Co	9,792,895
3,847		Energizer Holdings, Inc	198,236
24,523		Estee Lauder Cos (Class A)	2,278,187
95,112	*,e	Herbalife Ltd	6,468,567
48,257		Kimberly-Clark Corp	6,251,694
37,287		Nu Skin Enterprises, Inc (Class A)	1,991,126
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	27,758,667

INSURANCE - 1.1%
36,392		Aon plc	3,896,492
210,035		Marsh & McLennan Cos, Inc	13,809,801
207,494		Progressive Corp	6,745,630
		TOTAL INSURANCE	24,451,923

MATERIALS - 5.0%
21,982		Air Products & Chemicals, Inc	3,284,550
106,345		Avery Dennison Corp	8,283,212
55,671		Bemis Co, Inc	2,841,448
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

91,821		Celanese Corp (Series A)	$5,823,288
68,229		Eagle Materials, Inc	5,727,825
204,776		EI du Pont de Nemours & Co	14,164,356
494,337		Graphic Packaging Holding Co	6,742,757
118,538		LyondellBasell Industries AF S.C.A	8,921,170
108,317		Monsanto Co	11,565,006
221,787	*	Owens-Illinois, Inc	4,167,378
119,592		Packaging Corp of America	8,932,326
117,667		PPG Industries, Inc	12,320,912
185,686		Sealed Air Corp	8,760,665
10,060		Sherwin-Williams Co	3,015,284
153,792		Steel Dynamics, Inc	4,124,701
		TOTAL MATERIALS	108,674,878

MEDIA - 5.0%
212,311		CBS Corp (Class B)	11,086,880
11,479	*	Charter Communications, Inc	2,696,073
363,748		Comcast Corp (Class A)	24,462,053
12,668	*	Discovery Communications, Inc (Class A)	317,840
375,045		Interpublic Group of Cos, Inc	8,648,538
132,878		Omnicom Group, Inc	10,934,531
252,713	e	Regal Entertainment Group (Class A)	5,943,810
172,517	*	Starz-Liberty Capital	5,215,189
73,679		Time Warner, Inc	5,647,495
123,725		Twenty-First Century Fox, Inc	3,296,034
30,196		Twenty-First Century Fox, Inc (Class B)	816,198
100,575		Viacom, Inc (Class B)	4,573,145
262,672		Walt Disney Co	25,203,378
		TOTAL MEDIA	108,841,164

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
272,735		AbbVie, Inc	18,063,239
88,263	*	Akorn, Inc	3,021,243
17,951	*	Alexion Pharmaceuticals, Inc	2,308,499
20,033	*	Allergan plc	5,067,347
174,759		Amgen, Inc	30,063,791
40,311	*	Biogen Idec, Inc	11,687,368
5,200	*	BioMarin Pharmaceutical, Inc	516,984
246,337		Bristol-Myers Squibb Co	18,428,471
122,548	*	Celgene Corp	13,748,660
85,382	*	Charles River Laboratories International, Inc	7,507,639
109,305		Eli Lilly & Co	9,060,292
309,413		Gilead Sciences, Inc	24,589,051
3,349	*	Incyte Corp	302,113
126,113		Johnson & Johnson	15,793,131
17,096	*	Medivation, Inc	1,093,973
5,635	*	Mettler-Toledo International, Inc	2,317,168
6,567	*	Regeneron Pharmaceuticals, Inc	2,791,763
23,988		Thermo Electron Corp	3,810,254
16,817	*	Vertex Pharmaceuticals, Inc	1,631,249
106,903	*	VWR Corp	3,348,202
41,377	*	Waters Corp	6,576,047
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	181,726,484
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 2.0%
45,229		American Tower Corp	$5,236,161
6,066	*	CBRE Group, Inc	172,578
108,218		Crown Castle International Corp	10,500,393
2,541		Equinix, Inc	947,463
29,147		Equity Lifestyle Properties, Inc	2,397,049
2,544		Essex Property Trust, Inc	594,991
80,948		Gaming and Leisure Properties, Inc	2,900,367
143,395		Iron Mountain, Inc	5,909,308
12,035		Public Storage, Inc	2,875,402
50,411		Simon Property Group, Inc	11,445,313
		TOTAL REAL ESTATE	42,979,025

RETAILING - 7.3%
76,655	*	Amazon.com, Inc	58,166,581
235	*	AutoZone, Inc	191,283
28,550	*	Bed Bath & Beyond, Inc	1,283,322
25,364	*	Burlington Stores, Inc	1,940,600
10,230		Dollar General Corp	969,190
2,278		Foot Locker, Inc	135,814
56,594	e	Gap, Inc	1,459,559
39,822		Genuine Parts Co	4,071,401
286,900		Home Depot, Inc	39,661,056
7,359	*	Liberty Interactive Corp	197,295
25,206	*	LKQ Corp	866,834
205,314		Lowe's Companies, Inc	16,893,236
19,378	*	Murphy USA, Inc	1,485,130
49,146	*	NetFlix, Inc	4,484,573
14,462	*	O'Reilly Automotive, Inc	4,203,091
7,306	*	Priceline.com, Inc	9,869,018
103,425		Ross Stores, Inc	6,394,768
86,528		TJX Companies, Inc	7,071,068
55,513	*	Urban Outfitters, Inc	1,659,839
		TOTAL RETAILING	161,003,658

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
81,542		Applied Materials, Inc	2,143,739
35,236		Broadcom Ltd	5,707,527
30,595		Intel Corp	1,066,542
31,336		Kla-Tencor Corp	2,372,449
4,591		Lam Research Corp	412,134
156,600		Linear Technology Corp	9,394,434
8,081		Microchip Technology, Inc	449,627
65,088		Nvidia Corp	3,716,525
481,841	*	ON Semiconductor Corp	4,832,865
191,286		Qualcomm, Inc	11,970,678
315,174		Texas Instruments, Inc	21,983,386
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,049,906

SOFTWARE & SERVICES - 20.9%
110,663		Accenture plc	12,483,893
33,073	*	Adobe Systems, Inc	3,236,524
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,122	*	Alliance Data Systems Corp	$10,682,778
58,488	*	Alphabet, Inc (Class A)	46,283,894
57,834	*	Alphabet, Inc (Class C)	44,462,201
32,040		Automatic Data Processing, Inc	2,849,958
102,615		Booz Allen Hamilton Holding Co	3,168,751
112,578	*	Citrix Systems, Inc	10,034,077
34,795	*	Cognizant Technology Solutions Corp (Class A)	2,000,365
193,942		CSRA, Inc	5,220,919
498,907	*	eBay, Inc	15,545,942
34,939	*	Electronic Arts, Inc	2,666,545
433,987	*	Facebook, Inc	53,788,349
79,603	*	First American Corp	3,206,409
438,686	*	First Data Corp	5,439,706
110,772	*	Fiserv, Inc	12,224,798
6,189	*	FleetCor Technologies, Inc	938,748
90,243		Global Payments, Inc	6,737,542
71,184	*,e	GoDaddy, Inc	2,129,825
167,337		International Business Machines Corp	26,877,669
32,499		Intuit, Inc	3,607,064
53,080		Jack Henry & Associates, Inc	4,737,390
14,329	*	LinkedIn Corp	2,761,628
175,244		MasterCard, Inc (Class A)	16,690,238
1,665,682		Microsoft Corp	94,410,856
32,748		Paychex, Inc	1,941,301
83,560	*	PayPal Holdings, Inc	3,111,774
168,319	*	Rackspace Hosting, Inc	3,943,714
103,831	*	Salesforce.com, Inc	8,493,376
163,605		Total System Services, Inc	8,330,767
99,561	*,e	VeriSign, Inc	8,622,978
360,782		Visa, Inc (Class A)	28,159,035
5,629		Western Union Co	112,580
53,750	*	WEX, Inc	5,035,300
		TOTAL SOFTWARE & SERVICES	459,936,894

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
29,870		Amphenol Corp (Class A)	1,777,862
1,062,325		Apple, Inc	110,704,888
59,321	*	F5 Networks, Inc	7,321,398
95,245		Motorola, Inc	6,608,098
108,253	*	NCR Corp	3,569,102
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	129,981,348

TELECOMMUNICATION SERVICES - 1.4%
200,668	*	T-Mobile US, Inc	9,298,955
377,899		Verizon Communications, Inc	20,939,384
		TOTAL TELECOMMUNICATION SERVICES	30,238,339

TRANSPORTATION - 1.7%
36,792		Alaska Air Group, Inc	2,473,158
123,844		CH Robinson Worldwide, Inc	8,622,019
89,829		Delta Air Lines, Inc	3,480,874
39,441		FedEx Corp	6,385,498
66,897	*	JetBlue Airways Corp	1,226,222
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

153,826		Southwest Airlines Co			$5,693,100
6,553		Union Pacific Corp			609,757
89,122		United Parcel Service, Inc (Class B)			9,634,088
		TOTAL TRANSPORTATION			38,124,716

		TOTAL COMMON STOCKS			2,184,111,582
		(Cost $1,751,218,387)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 0.9%
$18,650,000		Federal Home Loan Bank (FHLB)	0.150%	08/01/16	18,650,000
		TOTAL GOVERNMENT AGENCY DEBT			18,650,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
51,150,064	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			51,150,064
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			51,150,064

		TOTAL SHORT-TERM INVESTMENTS			69,800,064
		(Cost $69,800,064)
		TOTAL INVESTMENTS - 102.7%			2,253,911,646
		(Cost $1,821,018,451)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(58,314,453)
		NET ASSETS - 100.0%			$2,195,597,193

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,447,087.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.5%
314,224		Ford Motor Co	$3,978,076
74,224		General Motors Co	2,341,025
22,424		Gentex Corp	396,232
44,224		Johnson Controls, Inc	2,030,766
21,424		Lear Corp	2,430,553
		TOTAL AUTOMOBILES & COMPONENTS	11,176,652

BANKS - 9.4%
1,653,224		Bank of America Corp	23,955,216
39,000		Bank of Hawaii Corp	2,687,880
124,224		BB&T Corp	4,580,139
15,000	e	BOK Financial Corp	978,450
471,224		Citigroup, Inc	20,644,324
105,000		Comerica, Inc	4,750,200
54,000		Commerce Bancshares, Inc	2,553,660
41,890	e,n	Cullen/Frost Bankers, Inc	2,843,912
90,000		East West Bancorp, Inc	3,079,800
151,000		Fifth Third Bancorp	2,865,980
50,000		First Horizon National Corp	728,000
20,000		Huntington Bancshares, Inc	190,000
741,389		JPMorgan Chase & Co	47,426,654
10,424		M&T Bank Corp	1,194,173
75,400		PacWest Bancorp	3,117,790
65,724		PNC Financial Services Group, Inc	5,432,089
68,000		Popular, Inc	2,290,920
198,000		Regions Financial Corp	1,815,660
173,800	n	SunTrust Banks, Inc	7,350,002
23,800	*	SVB Financial Group	2,389,996
83,000		Synovus Financial Corp	2,526,520
197,224		US Bancorp	8,316,936
1,018,889		Wells Fargo & Co	48,876,105
118,000		Zions Bancorporation	3,289,840
		TOTAL BANKS	203,884,246

CAPITAL GOODS - 7.7%
91,000	*	Aecom Technology Corp	3,229,590
5,000		AGCO Corp	240,800
29,900	n	Allegion plc	2,164,461
15,000		Allison Transmission Holdings, Inc	432,300
103,000	*	Babcock & Wilcox Enterprises, Inc	1,582,080
60,800		BWX Technologies, Inc	2,238,048
20,000		Carlisle Cos, Inc	2,065,800
87,750		Caterpillar, Inc	7,262,190
36,000		Crane Co	2,242,800
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,800		Cummins, Inc	$3,904,086
37,124		Danaher Corp	3,023,379
3,000		Donaldson Co, Inc	108,390
60,300		Dover Corp	4,307,229
5,949	*	Dycom Industries, Inc	559,503
123,999		Eaton Corp	7,862,777
68,024		Emerson Electric Co	3,802,542
10,000		Fluor Corp	535,200
18,562	*	Fortive Corp	894,874
30,800		Fortune Brands Home & Security, Inc	1,948,716
28,600		General Dynamics Corp	4,201,054
1,192,424	n	General Electric Co	37,132,084
18,300		Honeywell International, Inc	2,128,839
2,000		Hubbell, Inc	215,660
1,500		Huntington Ingalls	258,870
15,000		IDEX Corp	1,346,850
25,700		Ingersoll-Rand plc	1,702,882
45,000	*	Jacobs Engineering Group, Inc	2,408,400
14,224		L-3 Communications Holdings, Inc	2,156,785
800		Lennox International, Inc	125,440
11,500		Lockheed Martin Corp	2,906,395
105,000		Manitowoc Co, Inc	584,850
54,000	*	Manitowoc Foodservice, Inc	990,360
23,500		Masco Corp	857,280
5,700		MSC Industrial Direct Co (Class A)	409,431
23,150		Northrop Grumman Corp	5,014,984
38,000	*	NOW, Inc	695,780
50,000		Oshkosh Truck Corp	2,754,500
63,839	n	Owens Corning, Inc	3,377,721
77,724		Paccar, Inc	4,583,384
41,500		Parker Hannifin Corp	4,738,885
55,000		Pentair plc	3,510,100
108,000	*	Quanta Services, Inc	2,764,800
60,000		Raytheon Co	8,371,800
5,500		Rockwell Automation, Inc	629,200
16,390		Snap-On, Inc	2,576,016
24,224	*	Spirit Aerosystems Holdings, Inc (Class A)	1,050,837
33,100	*	SPX Corp	501,134
61,800		Stanley Works	7,521,060
23,800		Triumph Group, Inc	733,754
5,700	*	United Rentals, Inc	454,119
45,324		United Technologies Corp	4,879,129
73,800	*,n	USG Corp	2,078,208
16,999		Valmont Industries, Inc	2,226,019
25,090	*,e	WESCO International, Inc	1,398,517
26,300		Xylem, Inc	1,257,403
		TOTAL CAPITAL GOODS	166,947,295

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
50,000	*	Clean Harbors, Inc	2,571,000
8,000		Dun & Bradstreet Corp	1,034,000
21,900		Equifax, Inc	2,900,874
50,000		Nielsen NV	2,693,000
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

142,424		R.R. Donnelley & Sons Co	$2,552,238
69,900		Republic Services, Inc	3,583,074
39,000	*	TransUnion	1,276,080
21,424		Waste Management, Inc	1,416,555
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,026,821

CONSUMER DURABLES & APPAREL - 1.4%
18,000		CalAtlantic Group, Inc	651,780
94,400		Coach, Inc	4,069,584
85,750		DR Horton, Inc	2,819,460
27,224	*,e	Garmin Ltd	1,479,080
157,000	*,e	GoPro, Inc	1,984,480
161,890		Hanesbrands, Inc	4,315,987
26,300		Hasbro, Inc	2,136,349
12,424		Lennar Corp (Class A)	581,443
63,750		Mattel, Inc	2,127,975
2,575	*	Mohawk Industries, Inc	538,021
80,800		Newell Brands, Inc	4,238,768
36,800		Phillips-Van Heusen Corp	3,719,008
83,000		Pulte Homes, Inc	1,757,940
16,000	n	Tupperware Brands Corp	1,002,880
		TOTAL CONSUMER DURABLES & APPAREL	31,422,755

CONSUMER SERVICES - 0.7%
44,224		Carnival Corp	2,066,145
8,800		Darden Restaurants, Inc	541,728
40,400		H&R Block, Inc	961,116
45,000		Hilton Worldwide Holdings, Inc	1,043,550
46,189	*	Hyatt Hotels Corp	2,329,773
100,000		International Game Technology plc	2,090,000
88,000	*	MGM Resorts International	2,110,240
54,000	*,n	Norwegian Cruise Line Holdings Ltd	2,300,400
4,224	n	Royal Caribbean Cruises Ltd	305,986
193,000		Sands China Ltd	738,454
		TOTAL CONSUMER SERVICES	14,487,392

DIVERSIFIED FINANCIALS - 5.4%
109,124		American Express Co	7,034,133
9,724		Ameriprise Financial, Inc	931,948
127,724		Bank of New York Mellon Corp	5,032,326
25,000		BlackRock, Inc	9,156,250
133,813		Capital One Financial Corp	8,976,176
35,724		CME Group, Inc	3,652,422
20,000	e	Consumer Discretionary Select Sector SPDR Fund	1,632,600
27,224		Discover Financial Services	1,547,412
14,500	*	E*TRADE Financial Corp	363,660
50,000	e	Financial Select Sector SPDR Fund	1,182,000
12,424		Franklin Resources, Inc	449,624
77,500		Goldman Sachs Group, Inc	12,307,775
360,000		Morgan Stanley	10,342,800
6,380		NASDAQ OMX Group, Inc	451,449
112,500		Navient Corp	1,597,500
72,800		Northern Trust Corp	4,920,552
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

183,900	e	PowerShares QQQ Trust Series	$21,190,797
4,224		Raymond James Financial, Inc	231,898
64,224	e	SPDR Dow Jones Industrial Average ETF Trust	11,825,565
55,000		SPDR Trust Series 1	11,943,250
112,424	*	Synchrony Financial	3,134,381
		TOTAL DIVERSIFIED FINANCIALS	117,904,518

ENERGY - 13.1%
139,900		Anadarko Petroleum Corp	7,628,747
66,600		Apache Corp	3,496,500
154,000	n	Baker Hughes, Inc	7,365,820
28,000		Cabot Oil & Gas Corp	690,760
317,224		Chevron Corp	32,509,115
26,300		Cimarex Energy Co	3,156,526
69,000	*,n	Concho Resources, Inc	8,569,800
149,974		ConocoPhillips	6,121,939
128,900	*,e,n	Continental Resources, Inc	5,678,045
199,000	*,n	Devon Energy Corp	7,617,720
106,300	e	Diamond Offshore Drilling, Inc	2,415,136
23,800	*	Diamondback Energy, Inc	2,089,402
66,300	n	Energen Corp	3,141,294
136,900		EOG Resources, Inc	11,184,730
63,800	n	EQT Corp	4,648,468
667,724		Exxon Mobil Corp	59,394,050
7,500	*	FMC Technologies, Inc	190,350
25,000	*	Gulfport Energy Corp	727,250
195,400		Halliburton Co	8,531,164
19,724	e	Helmerich & Payne, Inc	1,222,296
158,500	n	Hess Corp	8,503,525
335,724		Kinder Morgan, Inc	6,825,269
100,000	*,e,n	Laredo Petroleum, Inc	1,002,000
114,224		Marathon Oil Corp	1,558,015
64,224		Marathon Petroleum Corp	2,529,783
168,000	n	Nabors Industries Ltd	1,512,000
22,424		National Oilwell Varco, Inc	725,417
80,000	*,n	Newfield Exploration Co	3,464,000
113,800		Noble Energy, Inc	4,064,936
124,224		Occidental Petroleum Corp	9,283,260
28,000	*	Parsley Energy, Inc	798,280
123,800		Patterson-UTI Energy, Inc	2,400,482
69,600		Phillips 66	5,293,776
12,424		Pioneer Natural Resources Co	2,019,770
103,000		Questar Market Resources, Inc	1,874,600
86,300	n	Range Resources Corp	3,478,753
118,000	*,n	Rice Energy, Inc	2,751,760
68,000		Rowan Cos plc	1,036,320
91,000	*,e	RPC, Inc	1,318,590
212,224		Schlumberger Ltd	17,088,276
13,800	e	SM Energy Co	374,394
113,000	*,e	Southwestern Energy Co	1,647,540
154,000		Spectra Energy Corp	5,539,380
154,000	n	Superior Energy Services, Inc	2,459,380
16,000		Targa Resources Investments, Inc	596,160
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

82,100		Tesoro Corp	$6,251,915
154,000		Valero Energy Corp	8,051,120
72,224		Williams Cos, Inc	1,731,209
18,000		World Fuel Services Corp	856,800
168,000	*,n	WPX Energy, Inc	1,678,320
		TOTAL ENERGY	283,094,142

FOOD & STAPLES RETAILING - 1.3%
57,575		CVS Health Corp	5,338,354
61,242		Walgreens Boots Alliance, Inc	4,853,429
191,224		Wal-Mart Stores, Inc	13,953,615
119,900		Whole Foods Market, Inc	3,654,552
		TOTAL FOOD & STAPLES RETAILING	27,799,950

FOOD, BEVERAGE & TOBACCO - 5.1%
75,750		Altria Group, Inc	5,128,275
91,424		Archer Daniels Midland Co	4,121,394
72,224		Coca-Cola Co	3,151,133
46,800		ConAgra Foods, Inc	2,188,368
18,890		Constellation Brands, Inc (Class A)	3,109,861
18,000	*	Hain Celestial Group, Inc	950,220
36,000		Ingredion, Inc	4,796,640
18,574		J.M. Smucker Co	2,863,368
29,750		Kellogg Co	2,460,622
103,800		Kraft Heinz Co	8,967,282
29,000		Mead Johnson Nutrition Co	2,586,800
24,224		Molson Coors Brewing Co (Class B)	2,474,724
338,000		Mondelez International, Inc	14,865,240
16,300	*	Monster Beverage Corp	2,618,269
37,500		PepsiCo, Inc	4,084,500
276,800		Philip Morris International, Inc	27,751,968
138,900	e	Pilgrim's Pride Corp	3,229,425
8,000	*	Post Holdings, Inc	693,360
125,400		Reynolds American, Inc	6,277,524
15,000	*	TreeHouse Foods, Inc	1,547,850
75,000		Tyson Foods, Inc (Class A)	5,520,000
		TOTAL FOOD, BEVERAGE & TOBACCO	109,386,823

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
338,900		Abbott Laboratories	15,165,775
27,724		Aetna Inc	3,194,082
30,500		Anthem, Inc	4,005,870
89,000		Baxter International, Inc	4,273,780
32,500		Cardinal Health, Inc	2,717,000
40,200	*	Centene Corp	2,836,110
57,750	n	Cigna Corp	7,447,440
6,300		Cooper Cos, Inc	1,149,561
27,224	*	DaVita, Inc	2,110,949
35,750		DENTSPLY SIRONA, Inc	2,289,430
60,250	*	HCA Holdings, Inc	4,647,082
25,750		Humana, Inc	4,443,163
7,724	*	Laboratory Corp of America Holdings	1,077,961
45,000	*	LifePoint Hospitals, Inc	2,663,100
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

296,800		Medtronic plc	$26,008,584
28,300		Quest Diagnostics, Inc	2,443,988
16,800		Teleflex, Inc	3,029,208
36,900	n	Universal Health Services, Inc (Class B)	4,779,657
31,424	*	VCA Antech, Inc	2,241,788
24,500	*	WellCare Health Plans, Inc	2,616,600
17,500		Zimmer Holdings, Inc	2,294,950
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	101,436,078

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
19,750		Clorox Co	2,588,632
116,800		Colgate-Palmolive Co	8,693,424
9,724		Edgewell Personal Care Co	822,748
9,000		Energizer Holdings, Inc	463,770
25,600	n	Kimberly-Clark Corp	3,316,480
21,000		Nu Skin Enterprises, Inc (Class A)	1,121,400
424,424		Procter & Gamble Co	36,326,450
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	53,332,904

INSURANCE - 4.6%
7,724		Aflac, Inc	558,291
44,424		Allstate Corp	3,035,492
13,500		American Financial Group, Inc	986,850
142,424		American International Group, Inc	7,753,563
7,424		Arthur J. Gallagher & Co	365,187
12,424		Assurant, Inc	1,031,316
257,224	*	Berkshire Hathaway, Inc (Class B)	37,109,707
22,000		Brown & Brown, Inc	806,520
52,324		Chubb Ltd	6,554,104
50,000		Cincinnati Financial Corp	3,735,000
10,724		Endurance Specialty Holdings Ltd	725,264
19,390		Everest Re Group Ltd	3,664,904
12,424		First American Financial Corp	519,447
12,424		FNF Group	468,012
9,800		Hanover Insurance Group, Inc	806,932
81,500		Hartford Financial Services Group, Inc	3,247,775
111,000	n	Lincoln National Corp	4,847,370
4,224		Loews Corp	174,578
750	*	Markel Corp	711,562
37,724		Metlife, Inc	1,612,324
151,500		Old Republic International Corp	2,936,070
6,724		Principal Financial Group	313,540
4,224		ProAssurance Corp	218,212
62,224		Progressive Corp	2,022,902
113,800		Prudential Financial, Inc	8,568,002
28,000		Reinsurance Group of America, Inc (Class A)	2,779,000
5,724		Torchmark Corp	354,144
7,224		Travelers Cos, Inc	839,573
21,724		UnumProvident Corp	725,799
26,100		Validus Holdings Ltd	1,290,123
		TOTAL INSURANCE	98,761,563
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.3%
48,390		Albemarle Corp	$4,072,986
37,224		Alcoa, Inc	395,319
12,500		Ashland, Inc	1,415,500
30,000		Avery Dennison Corp	2,336,700
66,600	n	Celanese Corp (Series A)	4,223,772
80,000		CF Industries Holdings, Inc	1,974,400
225,400	*,e	Cliffs Natural Resources, Inc	1,782,914
3,000	e	Compass Minerals International, Inc	208,770
39,900	*	Crown Holdings, Inc	2,113,503
45,000		Domtar Corp	1,771,650
303,000		Dow Chemical Co	16,262,010
63,000		Eastman Chemical Co	4,109,490
39,000		FMC Corp	1,854,060
24,224		Freeport-McMoRan Copper & Gold, Inc (Class B)	313,943
82,724		Graphic Packaging Holding Co	1,128,355
180,000	n	Huntsman Corp	2,782,800
115,000		International Paper Co	5,268,150
71,750	n	LyondellBasell Industries AF S.C.A	5,399,905
1,300		Martin Marietta Materials, Inc	263,445
30,224		Monsanto Co	3,227,017
31,424		Mosaic Co	848,448
183,000		Newmont Mining Corp	8,052,000
98,000		Nucor Corp	5,256,720
42,424	*,n	Owens-Illinois, Inc	797,147
41,890	n	Reliance Steel & Aluminum Co	3,285,852
18,800		Royal Gold, Inc	1,589,352
26,800		Sonoco Products Co	1,364,924
11,800	e	Southern Copper Corp (NY)	306,682
157,750		Steel Dynamics, Inc	4,230,855
199,000	n	Tahoe Resources, Inc	3,096,440
19,190		Vulcan Materials Co	2,379,176
		TOTAL MATERIALS	92,112,285

MEDIA - 0.8%
98,800		Comcast Corp (Class A)	6,644,300
46,800	*	DISH Network Corp (Class A)	2,500,056
12,424	*	Liberty SiriusXM Group (Class A)	444,158
14,224	*	Liberty SiriusXM Group (Class C)	501,396
6,800	*	Madison Square Garden Co	1,242,972
85,000	e	Regal Entertainment Group (Class A)	1,999,200
8,100		Viacom, Inc (Class B)	368,307
31,800		Walt Disney Co	3,051,210
		TOTAL MEDIA	16,751,599

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
26,994		Agilent Technologies, Inc	1,298,681
50,000	*	Allergan plc	12,647,500
19,300		Amgen, Inc	3,320,179
46,800	*	Celgene Corp	5,250,492
4	*	Endo International plc	70
55,500	n	Gilead Sciences, Inc	4,410,585
379,224		Johnson & Johnson	47,490,221
484,224		Merck & Co, Inc	28,404,580
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,750	*	Mylan NV	$830,523
11,424		PerkinElmer, Inc	650,254
63,000		Perrigo Co plc	5,757,570
1,101,000		Pfizer, Inc	40,615,890
17,000	*	Quintiles Transnational Holdings, Inc	1,319,880
54,000		Thermo Electron Corp	8,577,360
6,424	*	United Therapeutics Corp	777,368
30,000	*	VWR Corp	939,600
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	162,290,753

REAL ESTATE - 4.8%
29,000		Alexandria Real Estate Equities, Inc	3,256,700
41,500		American Campus Communities, Inc	2,243,905
10,000		American Capital Agency Corp	195,900
33,000		American Homes 4 Rent	716,100
77,224		Annaly Capital Management, Inc	847,919
32,500		Apartment Investment & Management Co (Class A)	1,494,025
15,200		Boston Properties, Inc	2,160,376
100,000		Brandywine Realty Trust	1,687,000
40,890		Camden Property Trust	3,663,335
36,800		Chimera Investment Corp	617,504
36,000		Communications Sales & Leasing, Inc	1,118,880
33,000		Corporate Office Properties Trust	988,680
45,000		Corrections Corp of America	1,442,250
26,600		Crown Castle International Corp	2,580,998
5,000		CyrusOne, Inc	274,100
23,000		DCT Industrial Trust, Inc	1,155,060
12,424		DDR Corp	245,250
28,890	n	Digital Realty Trust, Inc	3,017,849
63,000		Douglas Emmett, Inc	2,396,520
145,000		Duke Realty Corp	4,174,550
21,000		Entertainment Properties Trust	1,764,420
11,424	*	Equity Commonwealth	342,948
38,389		Equity Lifestyle Properties, Inc	3,157,111
39,000		Equity One, Inc	1,297,530
17,224		Equity Residential	1,171,060
36,800	n	Extra Space Storage, Inc	3,165,536
17,224		Forest City Realty Trust, Inc	407,348
84,200		Four Corners Property Trust, Inc	1,827,982
33,000		Gaming and Leisure Properties, Inc	1,182,390
14,224		General Growth Properties, Inc	454,457
63,000		Healthcare Trust of America, Inc	2,145,150
28,000		Highwoods Properties, Inc	1,560,160
14,224		Hospitality Properties Trust	453,888
61,424		Host Marriott Corp	1,089,662
7,224		Kilroy Realty Corp	528,869
41,424		Kimco Realty Corp	1,329,710
20,000		Liberty Property Trust	827,600
18,000		Mack-Cali Realty Corp	507,600
34,890	n	Mid-America Apartment Communities, Inc	3,699,038
66,300		National Retail Properties, Inc	3,524,508
41,424		Piedmont Office Realty Trust, Inc	908,843
87,724		Prologis, Inc	4,780,081
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,139		Public Storage, Inc	$3,139,170
25,000		Rayonier, Inc	680,500
44,224		Realty Income Corp	3,160,689
16,890		Regency Centers Corp	1,434,468
128,800		Senior Housing Properties Trust	2,860,648
254,000		Spirit Realty Capital, Inc	3,472,180
12,224		STORE Capital Corp	381,267
7,224		Sun Communities, Inc	571,780
4,224		UDR, Inc	157,259
61,800		Ventas, Inc	4,706,688
182,000		VEREIT, Inc	2,012,920
23,300		Weingarten Realty Investors	1,006,327
71,224		Welltower, Inc	5,650,200
44,224		Weyerhaeuser Co	1,447,009
21,000		WP Carey, Inc	1,525,650
118,000		WP GLIMCHER, Inc	1,496,240
		TOTAL REAL ESTATE	104,105,787

RETAILING - 2.0%
123,890	e	American Eagle Outfitters, Inc	2,220,109
27,224	*	Bed Bath & Beyond, Inc	1,223,719
121,000		Best Buy Co, Inc	4,065,600
6,000	*	Burlington Stores, Inc	459,060
25,400		Children's Place Retail Stores, Inc	2,122,932
15,000		CST Brands, Inc	670,800
38,000	e,n	Dillard's, Inc (Class A)	2,571,840
23,000		Expedia, Inc	2,682,950
108,000	e	GameStop Corp (Class A)	3,342,600
22,424		Gap, Inc	578,315
3,900		Genuine Parts Co	398,736
288,830	*,e	JC Penney Co, Inc	2,790,098
22,424		Kohl's Corp	932,614
17,224		L Brands, Inc	1,272,853
90,200		Macy's, Inc	3,231,866
4,500	*	Michaels Cos, Inc	118,620
3,600	*	Murphy USA, Inc	275,904
130,000		Staples, Inc	1,207,700
161,890		Target Corp	12,195,174
		TOTAL RETAILING	42,361,490

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
42,500		Analog Devices, Inc	2,712,775
128,000		Applied Materials, Inc	3,365,120
38,900	n	Broadcom Ltd	6,301,022
250,000	e,n	Cypress Semiconductor Corp	2,910,000
653,224		Intel Corp	22,771,389
113,800	*,e	JinkoSolar Holding Co Ltd (ADR)	2,080,264
8,000		Kla-Tencor Corp	605,680
18,000		Lam Research Corp	1,615,860
25,750		Linear Technology Corp	1,544,742
428,890	*	Micron Technology, Inc	5,892,949
60,000		Nvidia Corp	3,426,000
285,000	*	ON Semiconductor Corp	2,858,550
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,224	*	Qorvo, Inc	$1,721,373
182,424		Qualcomm, Inc	11,416,094
34,900		Xilinx, Inc	1,782,692
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,004,510

SOFTWARE & SERVICES - 2.4%
68,000	*	Akamai Technologies, Inc	3,436,040
7,000		Booz Allen Hamilton Holding Co	216,160
81,300		CA, Inc	2,817,045
37,224		Computer Sciences Corp	1,780,424
1,900		Fair Isaac Corp	240,616
17,224		Fidelity National Information Services, Inc	1,369,825
11,424	*	First American Corp	460,159
11,000		IAC/InterActiveCorp	637,560
11,424		International Business Machines Corp	1,834,923
118,900	*,e	Mobileye NV	5,696,499
457,224		Oracle Corp	18,764,473
42,424		Symantec Corp	866,722
55,000	*,e	VMware, Inc (Class A)	4,013,900
61,800	*	Workday, Inc	5,150,412
142,424	*	Yahoo!, Inc	5,439,172
		TOTAL SOFTWARE & SERVICES	52,723,930

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
49,124		Apple, Inc	5,119,212
66,300	*	Arrow Electronics, Inc	4,408,287
5,000		Avnet, Inc	205,500
50,000	*	Ciena Corp	959,500
764,224		Cisco Systems, Inc	23,331,759
32,996	*	CommScope Holding Co, Inc	988,230
215,000		Corning, Inc	4,777,300
54,000		Dolby Laboratories, Inc (Class A)	2,716,740
235,724		EMC Corp	6,666,275
66,000	*	Fitbit, Inc	901,560
500,000		Hewlett Packard Enterprise Co	10,510,000
500,000		HP, Inc	7,005,000
139,000		Ingram Micro, Inc (Class A)	4,759,360
139,900		Jabil Circuit, Inc	2,846,965
7,500		Juniper Networks, Inc	170,175
10,000	*	Keysight Technologies, Inc	292,400
63,800		Lexmark International, Inc (Class A)	2,339,546
80,900	*	Lumentum Holdings, Inc	2,447,225
12,424		Motorola, Inc	861,977
180,000		Vishay Intertechnology, Inc	2,399,400
123,891		Western Digital Corp	5,886,061
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	89,592,472

TELECOMMUNICATION SERVICES - 4.0%
1,037,224		AT&T, Inc	44,901,427
180,000		CenturyTel, Inc	5,659,200
119,991	*,n	Level 3 Communications, Inc	6,071,545
30,000		Telephone & Data Systems, Inc	944,700
44,224	*	T-Mobile US, Inc	2,049,340
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

475,750		Verizon Communications, Inc	$26,361,307
		TOTAL TELECOMMUNICATION SERVICES	85,987,519

TRANSPORTATION - 2.1%
36,000		Alaska Air Group, Inc	2,419,920
105,000		American Airlines Group, Inc	3,727,500
191,000		CSX Corp	5,411,030
75,000		Delta Air Lines, Inc	2,906,250
57,750	*	Hawaiian Holdings, Inc	2,629,357
41,890		Kansas City Southern Industries, Inc	4,026,048
11,000	*	Kirby Corp	599,390
4,424		Macquarie Infrastructure Co LLC	339,100
35,724		Norfolk Southern Corp	3,207,301
11,000		Ryder System, Inc	724,900
188,000		Union Pacific Corp	17,493,400
47,724	*	United Continental Holdings, Inc	2,237,778
		TOTAL TRANSPORTATION	45,721,974

UTILITIES - 6.8%
135,000		AES Corp	1,667,250
88,000		Alliant Energy Corp	3,542,000
45,000		Ameren Corp	2,359,800
95,750		American Electric Power Co, Inc	6,635,475
73,800		American Water Works Co, Inc	6,094,404
23,800		Aqua America, Inc	824,432
60,000		Atmos Energy Corp	4,787,400
29,000		Avangrid, Inc	1,309,060
53,224		Centerpoint Energy, Inc	1,273,118
88,000		CMS Energy Corp	3,975,840
88,000		Consolidated Edison, Inc	7,047,040
21,424		Dominion Resources, Inc	1,671,501
57,500		DTE Energy Co	5,607,400
53,224		Duke Energy Corp	4,555,442
83,800		Edison International	6,484,444
30,000		Eversource Energy	1,754,700
155,724		Exelon Corp	5,805,391
136,136		FirstEnergy Corp	4,753,869
10,000		Great Plains Energy, Inc	297,800
7,224	*	Hawaiian Electric Industries, Inc	224,305
5,000	e	Health Care Select Sector SPDR Fund	376,250
7,724		ITC Holdings Corp	357,235
93,000		MDU Resources Group, Inc	2,236,650
25,400		National Fuel Gas Co	1,435,354
108,300		NextEra Energy, Inc	13,893,807
146,800		NiSource, Inc	3,766,888
20,000		NRG Energy, Inc	276,800
24,224		OGE Energy Corp	779,286
99,124		PG&E Corp	6,337,989
46,800		Pinnacle West Capital Corp	3,691,116
150,000		PPL Corp	5,656,500
57,224		Public Service Enterprise Group, Inc	2,632,876
68,000		SCANA Corp	5,095,920
47,224		Sempra Energy	5,283,421
18

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

91,424		Southern Co			$4,891,184
69,900		UGI Corp			3,163,674
32,800		Vectren Corp			1,696,744
96,300		WEC Energy Group, Inc			6,250,833
28,800		Westar Energy, Inc			1,600,416
173,800		Xcel Energy, Inc			7,643,724
		TOTAL UTILITIES			147,737,338

		TOTAL COMMON STOCKS			2,148,050,796
		(Cost $1,789,783,720)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.7%
GOVERNMENT AGENCY DEBT - 0.3%
$6,950,000		Federal Home Loan Bank (FHLB)	0.150%	08/01/16	6,950,000
		TOTAL GOVERNMENT AGENCY DEBT			6,950,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
51,803,514	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			51,803,514
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			51,803,514

		TOTAL SHORT-TERM INVESTMENTS			58,753,514
		(Cost $58,753,514)
		TOTAL INVESTMENTS - 102.0%			2,206,804,310
		(Cost $1,848,537,234)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(42,784,405)
		NET ASSETS - 100.0%			$2,164,019,905

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,661,403.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
19

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BANKS - 6.2%
4,266,767		Bank of America Corp	$61,825,454
557,109		Citigroup, Inc	24,406,945
630,899		Citizens Financial Group, Inc	14,087,975
266,376		Comerica, Inc	12,050,850
1,625,066		ING Groep NV	18,168,246
1,052,534		JPMorgan Chase & Co	67,330,600
584,055		SunTrust Banks, Inc	24,699,686
239,598		US Bancorp	10,103,848
1,118,225		Wells Fargo & Co	53,641,253
873,617		Zions Bancorporation	24,356,442
		TOTAL BANKS	310,671,299

CAPITAL GOODS - 6.9%
227,938		3M Co	40,655,022
53,678	n	Acuity Brands, Inc	14,086,718
361,843		Caesarstone Sdot-Yam Ltd	13,565,494
1,982,877	n	General Electric Co	61,746,790
533,105		Honeywell International, Inc	62,016,105
336,454		Illinois Tool Works, Inc	38,826,791
183,613		Northrop Grumman Corp	39,776,084
178,645	n	Paccar, Inc	10,534,696
256,634		Raytheon Co	35,808,142
61,212		Snap-On, Inc	9,620,690
163,724	*,n	WABCO Holdings, Inc	16,416,605
		TOTAL CAPITAL GOODS	343,053,137

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
224,586		Equifax, Inc	29,748,662
213,828		Waste Management, Inc	14,138,307
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	43,886,969

CONSUMER DURABLES & APPAREL - 3.0%
509,444		DR Horton, Inc	16,750,519
115,540		Hasbro, Inc	9,385,314
860,576	*	Kate Spade & Co	18,665,893
749,296		Mattel, Inc	25,011,500
121,681	*	Mohawk Industries, Inc	25,424,028
563,486	n	Newell Brands, Inc	29,560,476
378,001		Sony Corp	12,408,595
576,460	*,g	Spin Master Corp	11,832,519
		TOTAL CONSUMER DURABLES & APPAREL	149,038,844
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.4%
29,959	*	Chipotle Mexican Grill, Inc (Class A)	$12,702,316
1,081,315	*	MGM Resorts International	25,929,934
594,534	*	Norwegian Cruise Line Holdings Ltd	25,327,148
303,794	*	Red Rock Resorts, Inc	6,990,300
		TOTAL CONSUMER SERVICES	70,949,698

DIVERSIFIED FINANCIALS - 1.0%
476,201		Lazard Ltd (Class A)	17,019,424
960,610		Morgan Stanley	27,598,325
160,317		Oaktree Capital Group LLC	7,441,915
		TOTAL DIVERSIFIED FINANCIALS	52,059,664

ENERGY - 7.1%
428,962		Anadarko Petroleum Corp	23,391,298
262,220		Chevron Corp	26,872,306
338,758	*	Concho Resources, Inc	42,073,744
938,077	*,e	Continental Resources, Inc	41,322,292
241,913	*	Diamondback Energy, Inc	21,237,542
605,950		EOG Resources, Inc	49,506,115
622,916	*	Newfield Exploration Co	26,972,263
616,950		Occidental Petroleum Corp	46,104,673
499,985	*	Parsley Energy, Inc	14,254,572
715,943	*	Rice Energy, Inc	16,695,791
777,146	*,e,n	RPC, Inc	11,260,846
397,573	*	RSP Permian, Inc	14,292,749
293,643	n	Schlumberger Ltd	23,644,134
		TOTAL ENERGY	357,628,325

FOOD & STAPLES RETAILING - 0.4%
264,340		Kroger Co	9,037,785
475,697	*	US Foods Holding Corp	11,492,839
		TOTAL FOOD & STAPLES RETAILING	20,530,624

FOOD, BEVERAGE & TOBACCO - 8.1%
800,148		Coca-Cola Co	34,910,457
664,775		ConAgra Foods, Inc	31,084,879
165,915		Constellation Brands, Inc (Class A)	27,314,587
987,046		Cott Corp	14,736,597
138,424		Fresh Del Monte Produce, Inc	7,869,404
157,740		General Mills, Inc	11,339,929
206,135		Groupe Danone	15,809,252
134,407	n	Mead Johnson Nutrition Co	11,989,104
269,055		Molson Coors Brewing Co (Class B)	27,486,659
710,018		Mondelez International, Inc	31,226,592
218,499	*	Monster Beverage Corp	35,097,494
513,096		PepsiCo, Inc	55,886,416
671,871		Philip Morris International, Inc	67,361,787
171,059		Pinnacle Foods, Inc	8,588,872
375,757		Reynolds American, Inc	18,810,395
70,312	*	TreeHouse Foods, Inc	7,255,495
		TOTAL FOOD, BEVERAGE & TOBACCO	406,767,919
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
523,615		Baxter International, Inc	$25,143,992
1,270,015	*	Boston Scientific Corp	30,835,964
108,131	*	Centene Corp	7,628,642
319,348	*,n	Edwards Lifesciences Corp	36,571,733
354,597	*	HCA Holdings, Inc	27,350,067
37,866	*	Intuitive Surgical, Inc	26,345,648
663,359		Medtronic plc	58,130,149
179,837		STERIS plc	12,759,435
243,313	n	Universal Health Services, Inc (Class B)	31,516,333
179,371	*	VCA Antech, Inc	12,796,327
62,512	*	WellCare Health Plans, Inc	6,676,282
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	275,754,572

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
155,774		Beiersdorf AG.	14,634,948
206,764	*	Central Garden & Pet Co	5,016,095
74,264		Church & Dwight Co, Inc	7,295,695
563,709		Procter & Gamble Co	48,247,853
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	75,194,591

INSURANCE - 3.0%
783,204		American International Group, Inc	42,637,626
303,330	*	Berkshire Hathaway, Inc (Class B)	43,761,419
408,180		Chubb Ltd	51,128,627
136,067		Metlife, Inc	5,815,503
155,135		Principal Financial Group	7,233,945
		TOTAL INSURANCE	150,577,120

MATERIALS - 2.8%
516,561		Barrick Gold Corp	11,292,023
671,880	*,e	Cliffs Natural Resources, Inc	5,314,571
942,379		Dow Chemical Co	50,577,481
118,480	n	Eagle Materials, Inc	9,946,396
82,131		Ecolab, Inc	9,722,668
121,749		Monsanto Co	12,999,141
361,249		Olin Corp	7,550,104
29,415		Syngenta AG.	11,568,484
346,083	e,n	United States Steel Corp	9,513,822
167,817		WR Grace & Co	12,564,459
		TOTAL MATERIALS	141,049,149

MEDIA - 3.4%
162,323	*	AMC Networks, Inc	8,986,201
927,938		Comcast Corp (Class A)	62,403,831
333,460	*	Imax Corp	10,534,002
150,003		Scripps Networks Interactive (Class A)	9,909,198
1,172,999		Sky plc	14,285,232
324,431		Time Warner, Inc	24,867,636
425,591		Walt Disney Co	40,835,456
		TOTAL MEDIA	171,821,556
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.9%
840,901		AbbVie, Inc	$55,692,873
189,860	*,n	Allergan plc	48,025,087
336,242		Amgen, Inc	57,843,711
507,830	e	AstraZeneca plc (ADR)	17,337,316
207,830	*,n	BioMarin Pharmaceutical, Inc	20,662,459
825,883	n	Bristol-Myers Squibb Co	61,784,307
564,006		Eli Lilly & Co	46,750,458
638,855	*	H Lundbeck AS	25,969,188
122,328	*,n	Incyte Corp	11,035,209
317,427		Ipsen	20,710,809
133,402	*,n	Jazz Pharmaceuticals plc	20,139,700
301,861		Johnson & Johnson	37,802,053
93,763	*,e	Ligand Pharmaceuticals, Inc (Class B)	12,646,753
2,510,989		Pfizer, Inc	92,630,384
230,561		Shire Ltd	14,894,799
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	543,925,106

REAL ESTATE - 0.3%
248,217		Communications Sales & Leasing, Inc	7,714,585
70,638	n	Crown Castle International Corp	6,854,005
		TOTAL REAL ESTATE	14,568,590

RETAILING - 6.9%
134,398	*	Amazon.com, Inc	101,982,546
34,724	*	AutoZone, Inc	28,264,294
320,915	*,n	Dollar Tree, Inc	30,900,906
618,884		Home Depot, Inc	85,554,524
393,263		Industria De Diseno Textil S.A.	13,600,505
2,158,133	*	JC Penney Co, Inc	20,847,565
199,272	*	NetFlix, Inc	18,183,570
87,778	*,n	O’Reilly Automotive, Inc	25,510,920
63,657		TJX Companies, Inc	5,202,050
67,239	*,n	Ulta Salon Cosmetics & Fragrance, Inc	17,563,499
		TOTAL RETAILING	347,610,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
1,107,660		Applied Materials, Inc	29,120,381
229,864		Broadcom Ltd	37,233,371
1,677,963		Intel Corp	58,493,790
334,634	e	Microchip Technology, Inc	18,619,036
568,578	*	Microsemi Corp	22,174,542
360,504		Nvidia Corp	20,584,778
154,974	*	NXP Semiconductors NV	13,031,764
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	199,257,662

SOFTWARE & SERVICES - 14.4%
283,814	*	Adobe Systems, Inc	27,774,038
175,504	*	Alphabet, Inc (Class C)	134,925,720
299,611	*	CyberArk Software Ltd	16,895,064
646,024	*	eBay, Inc	20,130,108
403,525	*,n	Electronic Arts, Inc	30,797,028
756,955	*	Facebook, Inc	93,817,003
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

230,034	n	IAC/InterActiveCorp	$13,332,771
193,648	*,n	Manhattan Associates, Inc	11,241,266
2,090,893		Microsoft Corp	118,511,815
77,385	*,n	MicroStrategy, Inc (Class A)	13,533,863
1,096,124		Oracle Corp	44,984,929
412,436	*,e	Pandora Media, Inc	5,609,130
75,827	*,e,n	Proofpoint, Inc	5,752,994
574,775	*	Salesforce.com, Inc	47,016,595
78,290	*	ServiceNow, Inc	5,865,487
1,284,965		Symantec Corp	26,251,835
461,073	*	Take-Two Interactive Software, Inc	18,525,913
715,099		Tencent Holdings Ltd	17,271,875
848,328		Visa, Inc (Class A)	66,212,001
		TOTAL SOFTWARE & SERVICES	718,449,435

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
1,515,013		Apple, Inc	157,879,505
1,504,972		Cisco Systems, Inc	45,946,795
390,415	*	Cray, Inc	12,321,498
173,893	*	Electronics for Imaging, Inc	7,701,721
526,529		EMC Corp	14,890,240
1,147,681	*	Flextronics International Ltd	14,541,118
832,248		Hewlett Packard Enterprise Co	17,493,853
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	270,774,730

TELECOMMUNICATION SERVICES - 2.4%
455,989	*,n	Level 3 Communications, Inc	23,073,043
651,032	*	T-Mobile US, Inc	30,168,823
1,198,105		Verizon Communications, Inc	66,386,998
		TOTAL TELECOMMUNICATION SERVICES	119,628,864

TRANSPORTATION - 1.4%
227,004		Kansas City Southern Industries, Inc	21,817,355
442,232		United Parcel Service, Inc (Class B)	47,805,279
		TOTAL TRANSPORTATION	69,622,634

UTILITIES - 2.7%
300,499	n	American Water Works Co, Inc	24,815,207
252,091	*,g	DONG Energy A.S.	10,267,701
222,224		NextEra Energy Partners LP	6,940,056
339,870		NextEra Energy, Inc	43,601,923
595,449		NiSource, Inc	15,279,221
162,415		PG&E Corp	10,384,815
197,650	n	Sempra Energy	22,113,082
		TOTAL UTILITIES	133,402,005

		TOTAL COMMON STOCKS	4,986,222,872
		(Cost $3,873,503,134)
24

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
60,000		Hanesbrands, Inc	$15,000
		TOTAL CONSUMER DURABLES & APPAREL	15,000

FOOD & STAPLES RETAILING - 0.0%
20,000	n	Herbalife Ltd	32,000
		TOTAL FOOD & STAPLES RETAILING	32,000

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
100,000	n	Humana, Inc	750,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	750,000

MEDIA - 0.0%
60,000	n	IMAX Corp	6,000
		TOTAL MEDIA	6,000

SOFTWARE & SERVICES - 0.0%
30,000		Pandora Media, Inc	63,000
		TOTAL SOFTWARE & SERVICES	63,000

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,000		Ciena Corp	27,900
45,000		Flextronics International Ltd	5,400
45,000		Lumentum Holdings, Inc	9,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	42,300

		TOTAL PURCHASED OPTIONS	908,300
		(Cost $1,674,382)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.1%
$6,550,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	6,550,000
		TOTAL GOVERNMENT AGENCY DEBT			6,550,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
89,535,541	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			89,535,541
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			89,535,541

		TOTAL SHORT-TERM INVESTMENTS			96,085,541
		(Cost $96,085,541)
		TOTAL INVESTMENTS - 101.5%			5,083,216,713
		(Cost $3,971,263,057)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(76,977,899)
		NET ASSETS - 100.0%			$5,006,238,814
25

TIAA-CREF FUNDS - Growth & Income Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $88,277,918.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $22,100,220 or 0.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.7%
384,439		Delphi Automotive plc	$26,072,653
		TOTAL AUTOMOBILES & COMPONENTS	26,072,653

CAPITAL GOODS - 4.8%
247,179		Honeywell International, Inc	28,754,333
317,614		Northrop Grumman Corp	68,804,721
252,479		Parker Hannifin Corp	28,830,577
382,604		Raytheon Co	53,384,736
		TOTAL CAPITAL GOODS	179,774,367

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
1,665,248		Nielsen NV	89,690,257
318,132	*	Verisk Analytics, Inc	27,130,297
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	116,820,554

CONSUMER DURABLES & APPAREL - 1.8%
523,205		Mattel, Inc	17,464,583
872,681		Nike, Inc (Class B)	48,433,795
		TOTAL CONSUMER DURABLES & APPAREL	65,898,378

CONSUMER SERVICES - 5.0%
318,560		ARAMARK Holdings Corp	11,420,376
78,999	*	Chipotle Mexican Grill, Inc (Class A)	33,494,786
202,923		Las Vegas Sands Corp	10,278,050
918,594	*	MGM Resorts International	22,027,884
691,743	*	Norwegian Cruise Line Holdings Ltd	29,468,252
1,356,257		Starbucks Corp	78,730,719
		TOTAL CONSUMER SERVICES	185,420,067

DIVERSIFIED FINANCIALS - 0.5%
203,113		Charles Schwab Corp	5,772,471
93,174		S&P Global, Inc	11,385,863
		TOTAL DIVERSIFIED FINANCIALS	17,158,334

ENERGY - 1.2%
453,299		EOG Resources, Inc	37,034,528
283,388	*	Rice Energy, Inc	6,608,608
		TOTAL ENERGY	43,643,136

FOOD & STAPLES RETAILING - 1.0%
170,090		Costco Wholesale Corp	28,442,450
348,968	*	US Foods Holding Corp	8,431,067
		TOTAL FOOD & STAPLES RETAILING	36,873,517
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.2%
400,159		Molson Coors Brewing Co (Class B)	$40,880,243
156,506		Mondelez International, Inc	6,883,134
345,169	*	Monster Beverage Corp	55,444,497
315,850		Pinnacle Foods, Inc	15,858,828
		TOTAL FOOD, BEVERAGE & TOBACCO	119,066,702

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
1,270,484		Abbott Laboratories	56,854,159
1,236,729	*	Cerner Corp	77,159,522
116,721	*	Intuitive Surgical, Inc	81,209,803
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	215,223,484

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
665,359		Estee Lauder Cos (Class A)	61,811,851
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	61,811,851

MATERIALS - 4.1%
286,460		Ecolab, Inc	33,911,135
871,884		Monsanto Co	93,091,055
84,084		Sherwin-Williams Co	25,202,497
		TOTAL MATERIALS	152,204,687

MEDIA - 3.6%
1,230,285		Comcast Corp (Class A)	82,736,667
885,817		Interpublic Group of Cos, Inc	20,426,940
231,044		Time Warner, Inc	17,709,523
117,208		Walt Disney Co	11,246,107
		TOTAL MEDIA	132,119,237

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.5%
451,278	*	Alexion Pharmaceuticals, Inc	58,034,351
322,343	*	Allergan plc	81,536,662
128,452	*	Biogen Idec, Inc	37,242,088
1,094,392		Bristol-Myers Squibb Co	81,871,465
685,091	*	Celgene Corp	76,860,359
142,911	*	Illumina, Inc	23,773,245
216,318		Johnson & Johnson	27,089,503
330,863		Thermo Electron Corp	52,554,279
98,740	*	Vertex Pharmaceuticals, Inc	9,577,780
1,092,314		Zoetis Inc	55,129,088
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	503,668,820

RETAILING - 9.8%
226,757	*	Amazon.com, Inc	172,065,479
76,999		Expedia, Inc	8,981,933
435,718		Home Depot, Inc	60,233,656
396,080	*	Liberty Interactive Corp	10,618,905
533,482		Lowe’s Companies, Inc	43,894,899
638,570	*	NetFlix, Inc	58,269,513
6,924	*	Priceline.com, Inc	9,353,009
		TOTAL RETAILING	363,417,394
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
202,117		Broadcom Ltd	$32,738,912
406,047		Lam Research Corp	36,450,839
278,481	*	Micron Technology, Inc	3,826,329
68,162	*	NXP Semiconductors NV	5,731,742
205,287		Xilinx, Inc	10,486,060
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	89,233,882

SOFTWARE & SERVICES - 31.2%
1,056,648		Activision Blizzard, Inc	42,434,984
1,253,332	*	Adobe Systems, Inc	122,651,070
111,090	*	Alphabet, Inc (Class A)	87,909,961
182,838	*	Alphabet, Inc (Class C)	140,564,026
85,613		Automatic Data Processing, Inc	7,615,276
316,006	*	Check Point Software Technologies	24,294,541
1,039,883	*	Facebook, Inc	128,883,099
153,065		IAC/InterActiveCorp	8,871,647
1,139,799		Intuit, Inc	126,506,291
807,604		MasterCard, Inc (Class A)	76,916,205
2,449,626		Microsoft Corp	138,844,802
74,251	*,e	Mobileye NV	3,557,366
511,701	*	Red Hat, Inc	38,525,968
891,278	*	Salesforce.com, Inc	72,906,540
75,742	*,g	Scout24 AG.	3,121,089
60,821	*	ServiceNow, Inc	4,556,709
467,529		Symantec Corp	9,551,618
1,584,324		Visa, Inc (Class A)	123,656,488
		TOTAL SOFTWARE & SERVICES	1,161,367,680

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
1,310,658		Apple, Inc	136,583,670
97,576	*	Palo Alto Networks, Inc	12,771,723
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	149,355,393

TELECOMMUNICATION SERVICES - 0.9%
692,653	*	Level 3 Communications, Inc	35,048,242
		TOTAL TELECOMMUNICATION SERVICES	35,048,242

TRANSPORTATION - 1.0%
415,316		Union Pacific Corp	38,645,154
		TOTAL TRANSPORTATION	38,645,154

		TOTAL COMMON STOCKS	3,692,823,532
		(Cost $2,774,198,994)
29

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1.1%
$40,000,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	$40,000,000
		TOTAL GOVERNMENT AGENCY DEBT			40,000,000

TREASURY DEBT - 0.2%
8,800,000		United States Treasury Bill	0.260	08/18/16	8,799,234
		TOTAL TREASURY DEBT			8,799,234

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
2,572,919	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			2,572,919
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,572,919

		TOTAL SHORT-TERM INVESTMENTS			51,372,153
		(Cost $51,371,839)
		TOTAL INVESTMENTS - 100.7%			3,744,195,685
		(Cost $2,825,570,833)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(26,405,188)
		NET ASSETS - 100.0%			$3,717,790,497

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,502,914.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $3,121,089 or 0.1% of net assets.
30

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.4%
372,880	*	American Axle & Manufacturing Holdings, Inc	$6,491,841
1,152,879		Ford Motor Co	14,595,448
		TOTAL AUTOMOBILES & COMPONENTS	21,087,289

BANKS - 9.9%
8,792,151		Bank of America Corp	127,398,268
382,255		CIT Group, Inc	13,210,733
1,841,592		Citigroup, Inc	80,680,145
670,672		Citizens Financial Group, Inc	14,976,106
254,877		Comerica, Inc	11,530,635
652,031	*	Hilltop Holdings, Inc	14,201,235
315,081		Huntington Bancshares, Inc	2,993,269
1,229,841		JPMorgan Chase & Co	78,672,929
967,792		New York Community Bancorp, Inc	13,984,594
2,950,423		Regions Financial Corp	27,055,379
3,236,860	*	Royal Bank of Scotland Group plc	8,238,552
1,117,435		TCF Financial Corp	15,185,942
2,953,177		Wells Fargo & Co	141,663,901
1,310,967		Zions Bancorporation	36,549,760
		TOTAL BANKS	586,341,448

CAPITAL GOODS - 6.4%
373,273	*	AerCap Holdings NV	13,628,197
146,792		Caterpillar, Inc	12,148,506
1,131,907	*	Colfax Corp	33,232,790
99,109		General Dynamics Corp	14,558,121
1,718,683		General Electric Co	53,519,789
195,105	*	Herc Holdings, Inc	6,896,962
377,030		L-3 Communications Holdings, Inc	57,169,059
611,482		Masco Corp	22,306,863
104,185		Raytheon Co	14,536,933
837,792	*	SPX Corp	12,684,171
713,275	*	SPX FLOW, Inc	19,458,142
1,432,300		Terex Corp	34,575,722
1,483,091		Triumph Group, Inc	45,723,695
274,646		United Technologies Corp	29,565,642
334,634	*	USG Corp	9,423,293
		TOTAL CAPITAL GOODS	379,427,885

CONSUMER DURABLES & APPAREL - 2.0%
1,586,801		Mattel, Inc	52,967,417
1,574,151		Pulte Homes, Inc	33,340,518
316,604		Sony Corp	10,393,123
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

663,831	e	Sony Corp (ADR)	$22,178,594
		TOTAL CONSUMER DURABLES & APPAREL	118,879,652

CONSUMER SERVICES - 3.0%
1,099,723		ARAMARK Holdings Corp	39,425,070
299,456		Carnival Corp	13,990,584
1,355,115		Extended Stay America, Inc	19,188,428
1,111,556	*	MGM Resorts International	26,655,113
795,107	*	Red Rock Resorts, Inc	18,295,412
933,993		Restaurant Brands International, Inc	41,777,507
5,056,800		Sands China Ltd	19,348,250
		TOTAL CONSUMER SERVICES	178,680,364

DIVERSIFIED FINANCIALS - 5.2%
225,751		American Express Co	14,551,909
363,798		Bank of New York Mellon Corp	14,333,641
121,109		Capital One Financial Corp	8,123,992
678,132		Goldman Sachs Group, Inc	107,694,143
227,834	e	iShares Dow Jones US Real Estate Index Fund	19,450,189
423,488		Legg Mason, Inc	14,457,880
1,094,503		Morgan Stanley	31,445,071
420,437		State Street Corp	27,656,346
2,433,253	*	Synchrony Financial	67,839,094
		TOTAL DIVERSIFIED FINANCIALS	305,552,265

ENERGY - 13.4%
254,083		Anadarko Petroleum Corp	13,855,146
584,982		Apache Corp	30,711,555
916,859		Baker Hughes, Inc	43,853,366
2,995	*,e	California Resources Corp	30,729
2,373,225		Cenovus Energy, Inc	33,937,117
1,012,901		Chevron Corp	103,802,094
247,745	*,e	Continental Resources, Inc	10,913,167
330,633	*	Devon Energy Corp	12,656,631
9,548	*	Diamondback Energy, Inc	838,219
1,083,278		EOG Resources, Inc	88,503,813
961,475		Exxon Mobil Corp	85,523,201
3,150,776		Kinder Morgan, Inc	64,055,276
749,329		Marathon Oil Corp	10,220,848
1,590,376	*	Matador Resources Co	33,541,030
2,379,054		Nabors Industries Ltd	21,411,486
400,307	*	Newfield Exploration Co	17,333,293
319,226		Occidental Petroleum Corp	23,855,759
1,061,050	*	Parsley Energy, Inc	30,250,536
586,841		Plains All American Pipeline LP	16,349,390
1,591,907		Plains GP Holdings LP	16,906,052
1,035,570	*,e	RPC, Inc	15,005,409
736,850	*	RSP Permian, Inc	26,489,758
555,579		Schlumberger Ltd	44,735,221
232,027		Targa Resources Investments, Inc	8,645,326
6,013,401	*	Weatherford International Ltd	34,156,118
835,778	*	WPX Energy, Inc	8,349,422
		TOTAL ENERGY	795,929,962
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.1%
539,842	*	US Foods Holding Corp	$13,042,583
156,175		Walgreens Boots Alliance, Inc	12,376,869
587,099		Wal-Mart Stores, Inc	42,840,614
		TOTAL FOOD & STAPLES RETAILING	68,260,066

FOOD, BEVERAGE & TOBACCO - 6.2%
1,067,379		ConAgra Foods, Inc	49,910,642
461,181		Kellogg Co	38,144,281
237,922		Kraft Heinz Co	20,554,082
66,928		Molson Coors Brewing Co (Class B)	6,837,364
1,278,745		Mondelez International, Inc	56,239,205
1,218,387		Philip Morris International, Inc	122,155,481
1,481,458		Pinnacle Foods, Inc	74,384,006
5,919		Snyder’s-Lance, Inc	202,785
		TOTAL FOOD, BEVERAGE & TOBACCO	368,427,846

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
2,140,182		Abbott Laboratories	95,773,144
52,529		Anthem, Inc	6,899,159
102,134		Baxter International, Inc	4,904,475
1,413,394	*	Boston Scientific Corp	34,317,206
300,500		Cigna Corp	38,752,480
319,763	*	Express Scripts Holding Co	24,324,372
289,080		Medtronic plc	25,332,080
308,800	*	WellCare Health Plans, Inc	32,979,840
274,493		Zimmer Holdings, Inc	35,997,012
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	299,279,768

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
1,436,910		Procter & Gamble Co	122,985,127
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	122,985,127

INSURANCE - 5.9%
337,915		Allstate Corp	23,089,732
801,182		American International Group, Inc	43,616,348
402,084	*	Berkshire Hathaway, Inc (Class B)	58,008,659
334,332		Chubb Ltd	41,878,426
465,114		Hartford Financial Services Group, Inc	18,534,793
940,712		Metlife, Inc	40,206,031
889,521		Principal Financial Group	41,478,364
205,060		Travelers Cos, Inc	23,832,073
197,420		W.R. Berkley Corp	11,487,870
1,352,630		XL Group Ltd	46,814,524
		TOTAL INSURANCE	348,946,820

MATERIALS - 4.6%
29,865	e	Acerinox S.A.	399,345
197,354		Albemarle Corp	16,611,286
2,571,078		Alcoa, Inc	27,304,848
219,018	*	Berry Plastics Group, Inc	8,979,738
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

376,589		Dow Chemical Co	$20,211,532
375,248		EI du Pont de Nemours & Co	25,955,904
1,289,166		Freeport-McMoRan Copper & Gold, Inc (Class B)	16,707,591
568,459	*	GCP Applied Technologies, Inc	15,649,676
4,309,289	*	Louisiana-Pacific Corp	87,047,638
2,023,498	*	Multi Packaging Solutions International Ltd	29,381,191
1,189,044		Olin Corp	24,851,020
		TOTAL MATERIALS	273,099,769

MEDIA - 0.7%
142,971	*	AMC Networks, Inc	7,914,875
71,576		Naspers Ltd (N Shares)	11,231,940
147,380		Time Warner, Inc	11,296,677
270,324		Tribune Co	10,015,504
		TOTAL MEDIA	40,458,996

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
1,116,279		Agilent Technologies, Inc	53,704,183
234,858	*	Allergan plc	59,407,331
594,015	*	Endo International plc	10,312,100
749,820		Johnson & Johnson	93,899,959
1,068,087		Merck & Co, Inc	62,653,983
2,737,824		Pfizer, Inc	100,998,327
15,196	e	Shire plc (ADR)	2,949,848
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	383,925,731

REAL ESTATE - 2.1%
54,102		AvalonBay Communities, Inc	10,044,036
381,165		HCP, Inc	14,953,103
62,000	*	Lifestyle Properties Development Ltd	14,225
920,543		MGM Growth Properties LLC	24,955,921
363,672		Post Properties, Inc	23,125,902
3,902,068		WP GLIMCHER, Inc	49,478,222
		TOTAL REAL ESTATE	122,571,409

RETAILING - 1.3%
3,404,554	*,e	Groupon, Inc	16,409,950
11,456,000		Hengdeli Holdings Ltd	1,199,006
12,959,320	*	Intime Retail Group Co Ltd	10,228,891
4,318,385	*	JC Penney Co, Inc	41,715,599
2,265,550	*	Office Depot, Inc	7,838,803
		TOTAL RETAILING	77,392,249

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
5,236,111	*,e	Advanced Micro Devices, Inc	35,919,721
3,941,370		Advanced Semiconductor Engineering, Inc (ADR)	22,662,878
1,553,028	e	Cypress Semiconductor Corp	18,077,246
2,746,287		Intel Corp	95,735,565
2,515,241		Marvell Technology Group Ltd	29,554,082
585,068	*	Mellanox Technologies Ltd	25,848,304
1,834,952	*	ON Semiconductor Corp	18,404,569
315,968		Qualcomm, Inc	19,773,277
34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

193,649		Xilinx, Inc	$9,891,591
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	275,867,233

SOFTWARE & SERVICES - 3.3%
104,988	*	Cimpress NV	9,952,862
631,183	*	eBay, Inc	19,667,662
207,011		IAC/InterActiveCorp	11,998,358
105,339	*	MicroStrategy, Inc (Class A)	18,422,738
2,162,489		Oracle Corp	88,748,548
1,609,005		Symantec Corp	32,871,972
467,215	*	Teradata Corp	13,259,562
		TOTAL SOFTWARE & SERVICES	194,921,702

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
1,104,062	*	Ciena Corp	21,186,950
2,230,234		Cisco Systems, Inc	68,089,044
396,745		Corning, Inc	8,815,674
1,572,437		Hewlett Packard Enterprise Co	33,052,626
323,804		Hitachi High-Technologies Corp	11,016,524
1,226,104		HP, Inc	17,177,717
961,369	*	Lumentum Holdings, Inc	29,081,412
371,970		Western Digital Corp	17,672,294
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	206,092,241

TELECOMMUNICATION SERVICES - 4.5%
2,205,997		AT&T, Inc	95,497,610
825,457	*	Level 3 Communications, Inc	41,768,124
1,360,594		Telephone & Data Systems, Inc	42,845,105
1,554,085		Verizon Communications, Inc	86,111,850
		TOTAL TELECOMMUNICATION SERVICES	266,222,689

TRANSPORTATION - 2.3%
534,476		American Airlines Group, Inc	18,973,898
726,667	*,b,m	AMR Corp (Escrow)	7,267
585,297	*	Hertz Global Holdings, Inc	28,492,258
441,594		Kansas City Southern Industries, Inc	42,441,599
503,356		Union Pacific Corp	46,837,276
		TOTAL TRANSPORTATION	136,752,298

UTILITIES - 4.5%
285,373		American Electric Power Co, Inc	19,776,349
271,135		Duke Energy Corp	23,206,445
1,855,215	*	Dynegy, Inc	28,069,403
205,146		Edison International	15,874,197
245,449		Exelon Corp	9,150,339
466,448		FirstEnergy Corp	16,288,364
580,258		NextEra Energy, Inc	74,441,299
403,666		PG&E Corp	25,810,404
110,239		Sempra Energy	12,333,539
926,209		Xcel Energy, Inc	40,734,672
		TOTAL UTILITIES	265,685,011

		TOTAL COMMON STOCKS	5,836,787,820
		(Cost $4,994,129,863)
35

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.2%
$11,800,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	$11,800,000
		TOTAL GOVERNMENT AGENCY DEBT			11,800,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
67,726,270	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			67,726,270
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			67,726,270

		TOTAL SHORT-TERM INVESTMENTS			79,526,270
		(Cost $79,526,270)
		TOTAL INVESTMENTS - 99.9%			5,916,314,090
		(Cost $5,073,656,133)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			6,897,139
		NET ASSETS - 100.0%			$5,923,211,229

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $67,254,713.
m	Indicates a security that has been deemed illiquid.
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.2%
276,078		Delphi Automotive plc	$18,723,610
		TOTAL AUTOMOBILES & COMPONENTS	18,723,610

BANKS - 2.4%
494,427		Citizens Financial Group, Inc	11,040,555
1,102,212		Investors Bancorp, Inc	12,521,128
81,043	*	Signature Bank	9,744,610
51,004	*	SVB Financial Group	5,121,822
		TOTAL BANKS	38,428,115

CAPITAL GOODS - 11.2%
62,749		Acuity Brands, Inc	16,467,220
81,546		Allegion plc	5,903,115
174,746		Ametek, Inc	8,218,305
261,035		Fastenal Co	11,159,246
242,685		Fortune Brands Home & Security, Inc	15,354,680
110,700	*	GMS, Inc	2,795,175
89,168		Lennox International, Inc	13,981,542
547,304		Masco Corp	19,965,650
127,027	*	Middleby Corp	15,291,510
238,921		Owens Corning, Inc	12,641,310
99,823		Roper Industries, Inc	17,005,846
73,428		Snap-On, Inc	11,540,679
65,532	*	TransDigm Group, Inc	18,317,505
439,800	*	USG Corp	12,384,768
		TOTAL CAPITAL GOODS	181,026,551

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
81,302		Equifax, Inc	10,769,263
329,467		Nielsen NV	17,745,093
96,603	*	Stericycle, Inc	8,720,353
200,166	*	Verisk Analytics, Inc	17,070,156
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	54,304,865

CONSUMER DURABLES & APPAREL - 6.1%
236,140		DR Horton, Inc	7,764,284
417,741		Hanesbrands, Inc	11,136,975
177,922		Harman International Industries, Inc	14,703,474
292,777	*	Kate Spade & Co	6,350,333
544,132		Mattel, Inc	18,163,126
71,846	*	Mohawk Industries, Inc	15,011,503
337,813		Newell Brands, Inc	17,721,670
5,136	*	NVR, Inc	8,756,880
		TOTAL CONSUMER DURABLES & APPAREL	99,608,245
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 4.3%
459,000		ARAMARK Holdings Corp	$16,455,150
34,688	*	Chipotle Mexican Grill, Inc (Class A)	14,707,365
640,732		Melco Crown Entertainment Ltd (ADR)	8,944,619
106,024	*	Norwegian Cruise Line Holdings Ltd	4,516,622
138,675	*	Red Rock Resorts, Inc	3,190,912
223,932		Restaurant Brands International, Inc	10,016,478
116,173	*	ServiceMaster Global Holdings, Inc	4,394,825
189,994	*,e	Zoe’s Kitchen, Inc	6,752,387
		TOTAL CONSUMER SERVICES	68,978,358

DIVERSIFIED FINANCIALS - 5.4%
55,000	*	Affiliated Managers Group, Inc	8,072,900
626,010	e,n	iShares Russell Midcap Growth Index Fund	61,286,379
283,859		Lazard Ltd (Class A)	10,145,121
173,000		Oaktree Capital Group LLC	8,030,660
		TOTAL DIVERSIFIED FINANCIALS	87,535,060

ENERGY - 0.9%
75,719	*	Diamondback Energy, Inc	6,647,371
218,478	*	RSP Permian, Inc	7,854,284
		TOTAL ENERGY	14,501,655

FOOD & STAPLES RETAILING - 0.2%
152,766	*	US Foods Holding Corp	3,690,827
		TOTAL FOOD & STAPLES RETAILING	3,690,827

FOOD, BEVERAGE & TOBACCO - 6.3%
204,240		ConAgra Foods, Inc	9,550,262
26,548		Constellation Brands, Inc (Class A)	4,370,597
128,248		Dr Pepper Snapple Group, Inc	12,633,711
79,879		Hershey Co	8,847,398
136,964		Kellogg Co	11,328,292
85,597		Mead Johnson Nutrition Co	7,635,252
175,701	*	Post Holdings, Inc	15,228,006
153,376		Tyson Foods, Inc (Class A)	11,288,474
395,569	*	WhiteWave Foods Co (Class A)	21,950,124
		TOTAL FOOD, BEVERAGE & TOBACCO	102,832,116

HEALTH CARE EQUIPMENT & SERVICES - 11.7%
278,645	*,e	Acadia Healthcare Co, Inc	15,743,442
32,197		Bard (C.R.), Inc	7,203,435
519,488	*	Brookdale Senior Living, Inc	9,594,943
226,405	*	Centene Corp	15,972,873
312,337	*	Cerner Corp	19,486,705
101,381	*	DexCom, Inc	9,350,370
208,534	*	Edwards Lifesciences Corp	23,881,314
513,162	*	Envision Healthcare Holdings, Inc	12,618,654
93,167	*	Henry Schein, Inc	16,861,364
253,463	*	Insulet Corp	8,970,055
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

31,664	*	Intuitive Surgical, Inc	$22,030,545
216,017	*	MEDNAX, Inc	14,885,731
96,239		Zimmer Holdings, Inc	12,620,782
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	189,220,213

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
68,235		Church & Dwight Co, Inc	6,703,406
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,703,406

MATERIALS - 5.1%
114,205		Albemarle Corp	9,612,635
162,869		Avery Dennison Corp	12,685,867
377,086	*	Berry Plastics Group, Inc	15,460,526
155,727	*	GCP Applied Technologies, Inc	4,287,164
631,980		Olin Corp	13,208,382
160,968		Sealed Air Corp	7,594,470
25,769		Sherwin-Williams Co	7,723,742
155,727		WR Grace & Co	11,659,281
		TOTAL MATERIALS	82,232,067

MEDIA - 1.4%
97,353	*	AMC Networks, Inc	5,389,462
719,463		Interpublic Group of Cos, Inc	16,590,817
		TOTAL MEDIA	21,980,279

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.4%
128,882	*	BioMarin Pharmaceutical, Inc	12,813,449
99,119	*	Coherus Biosciences, Inc	2,516,631
77,700	*	Illumina, Inc	12,925,395
159,598	*	Incyte Corp	14,397,336
966,100	*	Merrimack Pharmaceuticals, Inc	5,603,380
469,369		Zoetis Inc	23,689,053
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	71,945,244

REAL ESTATE - 2.0%
65,376	n	Equinix, Inc	24,376,749
242,531		Gaming and Leisure Properties, Inc	8,689,886
		TOTAL REAL ESTATE	33,066,635

RETAILING - 11.5%
29,024		Advance Auto Parts, Inc	4,930,017
27,220	*	AutoZone, Inc	22,156,263
236,882		Dollar General Corp	22,442,201
258,322	*	Dollar Tree, Inc	24,873,825
67,690		Expedia, Inc	7,896,038
88,528	*	O’Reilly Automotive, Inc	25,728,893
374,095		Ross Stores, Inc	23,130,294
375,041	*	Sally Beauty Holdings, Inc	10,999,953
171,563		Signet Jewelers Ltd	15,082,103
230,329		Tractor Supply Co	21,109,653
30,348	*	Ulta Salon Cosmetics & Fragrance, Inc	7,927,201
		TOTAL RETAILING	186,276,441
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
751		Analog Devices, Inc	$47,936
210,474		ChipMOS TECHNOLOGIES Bermuda Ltd	3,653,829
195,346	e	Lam Research Corp	17,536,210
91,050		Maxim Integrated Products, Inc	3,713,019
206,682	*	Mellanox Technologies Ltd	9,131,211
265,039		Microchip Technology, Inc	14,746,770
324,129		Nvidia Corp	18,507,766
118,142		Skyworks Solutions, Inc	7,799,735
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,136,476

SOFTWARE & SERVICES - 15.5%
33,080	*	Alliance Data Systems Corp	7,661,990
258,763		CDK Global, Inc	14,953,914
76,390	*	Citrix Systems, Inc	6,808,641
261,308	*	comScore, Inc	6,780,943
302,388		CSRA, Inc	8,140,285
247,485	*	Electronic Arts, Inc	18,888,055
143,180		Fidelity National Information Services, Inc	11,387,105
130,483	*	Fiserv, Inc	14,400,104
131,008	*	FleetCor Technologies, Inc	19,871,293
241,102	*	Fortinet, Inc	8,363,828
246,400	*,e	GrubHub, Inc	9,343,488
166,722	*	Guidewire Software, Inc	10,248,401
131,542		IAC/InterActiveCorp	7,624,174
56,978	*	LinkedIn Corp	10,981,370
56,735	*	MicroStrategy, Inc (Class A)	9,922,384
251,806	*,e	Mobileye NV	12,064,026
230,925	*,e,n	Proofpoint, Inc	17,520,280
263,366	*	QLIK Technologies, Inc	7,953,653
649,075	*	RingCentral, Inc	14,948,197
161,194	*	ServiceNow, Inc	12,076,655
103,865	*	Splunk, Inc	6,495,717
263,363	*	Vantiv, Inc	14,424,391
		TOTAL SOFTWARE & SERVICES	250,858,894

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
343,064	*	Lumentum Holdings, Inc	10,377,686
48,163	*	Palo Alto Networks, Inc	6,304,055
16,340	*	Talend S.A. (ADR)	416,670
283,287	*	Trimble Navigation Ltd	7,490,108
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	24,588,519

		TOTAL COMMON STOCKS	1,611,637,576
		(Cost $1,360,441,099)
40

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

SOFTWARE & SERVICES - 0.0%
150,000		Proofpoint, Inc			$52,500
		TOTAL SOFTWARE & SERVICES			52,500

		TOTAL PURCHASED OPTIONS			52,500
		(Cost $542,625)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.5%
GOVERNMENT AGENCY DEBT - 1.0%
$16,350,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	16,350,000
		TOTAL GOVERNMENT AGENCY DEBT			16,350,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.5%
73,456,602	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			73,456,602
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			73,456,602

		TOTAL SHORT-TERM INVESTMENTS			89,806,602
		(Cost $89,806,602)
		TOTAL INVESTMENTS - 104.9%			1,701,496,678
		(Cost $1,450,790,326)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(79,504,602)
		NET ASSETS - 100.0%			$1,621,992,076

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,283,650.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.9%
177,748		Delphi Automotive plc	$12,054,869
183,655		Lear Corp	20,835,660
244,253		Magna International, Inc (Class A)	9,420,838
91,834		Visteon Corp	6,436,645
		TOTAL AUTOMOBILES & COMPONENTS	48,748,012

BANKS - 6.6%
605,689		BankUnited	18,182,784
555,936		CIT Group, Inc	19,213,148
730,000		Comerica, Inc	33,025,200
748,294		East West Bancorp, Inc	25,606,621
370,000		First Republic Bank	26,517,900
1,150,102	*	Hilltop Holdings, Inc	25,049,222
1,830,000		Huntington Bancshares, Inc	17,385,000
1,214,578		Investors Bancorp, Inc	13,797,606
1,553,233		Keycorp	18,172,826
208,539		M&T Bank Corp	23,890,228
800,000		New York Community Bancorp, Inc	11,560,000
1,000,000		Regions Financial Corp	9,170,000
785,709		SunTrust Banks, Inc	33,227,633
618,541		Synovus Financial Corp	18,828,388
724,909		Talmer Bancorp Inc	15,237,587
670,000		TCF Financial Corp	9,105,300
187,089		Wintrust Financial Corp	9,878,299
1,015,000		Zions Bancorporation	28,298,200
		TOTAL BANKS	356,145,942

CAPITAL GOODS - 6.5%
500,000	*	AerCap Holdings NV	18,255,000
1,050,000	*	Babcock & Wilcox Enterprises, Inc	16,128,000
243,566		Crane Co	15,174,162
225,000		Fluor Corp	12,042,000
570,000		Hexcel Corp	24,606,900
168,377		Hubbell, Inc	18,156,092
382,911		Ingersoll-Rand plc	25,371,683
482,819		ITT, Inc	15,310,190
700,000		KBR, Inc	9,814,000
246,326		L-3 Communications Holdings, Inc	37,350,411
140,000		Lennox International, Inc	21,952,000
355,448		Masco Corp	12,966,743
205,794	*	Masonite International Corp	14,370,595
138,257		Rockwell Collins, Inc	11,699,307
456,339	*	SPX FLOW, Inc	12,448,928
1,530,000		Textron, Inc	59,670,000
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

150,000	*	WABCO Holdings, Inc	$15,040,500
111,865		Westinghouse Air Brake Technologies Corp	7,662,753
		TOTAL CAPITAL GOODS	348,019,264

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
807,374		Republic Services, Inc	41,385,991
209,555		Tyco International plc	9,549,422
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	50,935,413

CONSUMER DURABLES & APPAREL - 2.7%
1,040,000		Mattel, Inc	34,715,200
104,325	*	Mohawk Industries, Inc	21,797,665
764,569		Newell Brands, Inc	40,109,290
5,994	*	NVR, Inc	10,219,770
314,503		Sony Corp	10,324,153
217,480	*	Steven Madden Ltd	7,616,150
265,000	*,e	Tempur Sealy International, Inc	20,041,950
		TOTAL CONSUMER DURABLES & APPAREL	144,824,178

CONSUMER SERVICES - 0.9%
514,452		ARAMARK Holdings Corp	18,443,104
215,141		Darden Restaurants, Inc	13,244,080
233,856		Interval Leisure Group, Inc	4,204,731
289,971		Restaurant Brands International, Inc	12,970,403
		TOTAL CONSUMER SERVICES	48,862,318

DIVERSIFIED FINANCIALS - 3.0%
490,000		Ameriprise Financial, Inc	46,961,600
1,210,699	*	E*TRADE Financial Corp	30,364,331
258,410		Lazard Ltd (Class A)	9,235,574
408,646		Raymond James Financial, Inc	22,434,665
1,838,491	*	Synchrony Financial	51,257,129
		TOTAL DIVERSIFIED FINANCIALS	160,253,299

ENERGY - 10.3%
285,000		Anadarko Petroleum Corp	15,541,050
330,000		Apache Corp	17,325,000
435,000		Baker Hughes, Inc	20,806,050
1,150,000	*	Callon Petroleum Co	13,098,500
1,550,000		Capital Product Partners LP	5,843,500
320,000		Cimarex Energy Co	38,406,400
284,457	*	Concho Resources, Inc	35,329,559
615,000	*,e	Continental Resources, Inc	27,090,750
260,075	*	Diamondback Energy, Inc	22,831,984
182,471	*	Dril-Quip, Inc	9,931,897
625,000		Energen Corp	29,612,500
306,458		EQT Corp	22,328,530
1,000,000		Hess Corp	53,650,000
253,484		HollyFrontier Corp	6,443,563
1,030,000	*	Matador Resources Co	21,722,700
640,000	*	Newfield Exploration Co	27,712,000
167,849		Noble Energy, Inc	5,995,566
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

272,275		Oceaneering International, Inc	$7,591,027
1,005,662	*	Parsley Energy, Inc	28,671,424
867,469		Patterson-UTI Energy, Inc	16,820,224
205,000		Pioneer Natural Resources Co	33,326,850
525,000		Plains All American Pipeline LP	14,626,500
677,860		Rowan Cos plc	10,330,587
450,000	*,e	RPC, Inc	6,520,500
622,313	*	RSP Permian, Inc	22,372,152
886,306		Superior Energy Services	14,154,307
150,000		Targa Resources Investments, Inc	5,589,000
485,635		Tesco Corp	3,210,047
235,732		Tesoro Corp	17,950,992
		TOTAL ENERGY	554,833,159

FOOD, BEVERAGE & TOBACCO - 6.1%
1,060,000		Bunge Ltd	69,790,400
1,170,000		ConAgra Foods, Inc	54,709,200
1,350,000	e	Cott Corp	20,155,500
440,000		Dean Foods Co	8,122,400
436,668		Molson Coors Brewing Co (Class B)	44,610,003
542,579		Pinnacle Foods, Inc	27,242,892
310,000	*	Post Holdings, Inc	26,867,700
460,176		Reynolds American, Inc	23,036,410
730,000		Tyson Foods, Inc (Class A)	53,728,000
		TOTAL FOOD, BEVERAGE & TOBACCO	328,262,505

HEALTH CARE EQUIPMENT & SERVICES - 2.6%
2,180,000	*	Boston Scientific Corp	52,930,400
121,084	*	HCA Holdings, Inc	9,339,209
165,289		Healthsouth Corp	7,115,691
104,325		Humana, Inc	18,001,279
234,537		Universal Health Services, Inc (Class B)	30,379,578
182,979		Zimmer Holdings, Inc	23,995,866
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	141,762,023

INSURANCE - 7.3%
450,000		Allied World Assurance Co Holdings Ltd	18,445,500
303,015		Aon plc	32,443,816
257,127	*	Arch Capital Group Ltd	18,675,134
278,443		Argo Group International Holdings Ltd	14,448,407
293,179		Chubb Ltd	36,723,601
575,000		Conseco, Inc	9,987,750
112,047		Everest Re Group Ltd	21,178,004
1,217,755		Hartford Financial Services Group, Inc	48,527,537
202,977		Intact Financial Corp	14,549,548
568,284		Marsh & McLennan Cos, Inc	37,364,673
550,000		Principal Financial Group	25,646,500
340,000		ProAssurance Corp	17,564,400
142,347		RenaissanceRe Holdings Ltd	16,728,620
351,986		UnumProvident Corp	11,759,852
654,900		Validus Holdings Ltd	32,371,707
1,000,000		XL Group Ltd	34,610,000
		TOTAL INSURANCE	391,025,049
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

MATERIALS - 7.4%
770,000		Albemarle Corp	$64,810,900
198,468		Ashland, Inc	22,474,516
550,000		Axiall Corp	17,957,500
701,475	*	Berry Plastics Group, Inc	28,760,475
279,414	*	Clearwater Paper Corp	17,577,935
385,656	*	Crown Holdings, Inc	20,428,198
721,632	*	Ferro Corp	9,352,351
1,600,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	20,736,000
570,820	*	GCP Applied Technologies, Inc	15,714,675
19,192	*	Ingevity Corp	734,478
2,510,000	*	Louisiana-Pacific Corp	50,702,000
1,458,097	*	Multi Packaging Solutions International Ltd	21,171,568
440,000		Newmont Mining Corp	19,360,000
908,023		Olin Corp	18,977,681
142,863		Schweitzer-Mauduit International, Inc	5,401,650
550,000		Steel Dynamics, Inc	14,751,000
115,152		WestRock Co	4,941,172
570,820		WR Grace & Co	42,737,293
		TOTAL MATERIALS	396,589,392

MEDIA - 1.5%
95,000	*	DISH Network Corp (Class A)	5,074,900
390,247		EW Scripps Co (Class A)	6,618,589
1,336,262		Interpublic Group of Cos, Inc	30,814,202
45,929	*	Madison Square Garden Co	8,395,362
1,550,000	e	MDC Partners, Inc	19,778,000
137,753	*	MSG Networks, Inc	2,210,936
142,347		Tribune Co	5,273,956
		TOTAL MEDIA	78,165,945

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
1,040,000		Agilent Technologies, Inc	50,034,400
558,000	*	H Lundbeck AS	22,682,466
102,000		Lonza Group AG.	19,208,671
1,024,436	*	Merrimack Pharmaceuticals, Inc	5,941,729
660,000	*	Mylan NV	30,881,400
210,000		PerkinElmer, Inc	11,953,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	140,701,866

REAL ESTATE - 11.5%
467,694		American Assets Trust,Inc	21,457,801
475,000		American Campus Communities, Inc	25,683,250
295,000		AvalonBay Communities, Inc	54,766,750
471,906		Blackstone Mortgage Trust, Inc	13,689,993
224,500		Boston Properties, Inc	31,908,185
760,000		DDR Corp	15,002,400
745,044	*	Equity Commonwealth	22,366,221
351,383		Gaming and Leisure Properties, Inc	12,590,053
860,000		General Growth Properties, Inc	27,477,000
1,170,000		HCP, Inc	45,899,100
1,800,000		Host Marriott Corp	31,932,000
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

782,297		Kennedy-Wilson Holdings, Inc	$16,467,352
628,987		Kimco Realty Corp	20,190,483
1,257,494		MFA Mortgage Investments, Inc	9,456,355
300,000		Mid-America Apartment Communities, Inc	31,806,000
460,051		Pennsylvania REIT	11,703,697
336,731		Post Properties, Inc	21,412,724
690,000		Prologis, Inc	37,598,100
657,440		STORE Capital Corp	20,505,553
525,000		Ventas, Inc	39,984,000
449,932		Weingarten Realty Investors	19,432,563
590,000		Welltower, Inc	46,804,700
2,875,000		WP GLIMCHER, Inc	36,455,000
		TOTAL REAL ESTATE	614,589,280

RETAILING - 3.0%
96,439		Advance Auto Parts, Inc	16,381,129
4,650,000	*,e	JC Penney Co, Inc	44,919,000
1,055,966	*	Liberty Interactive Corp	28,310,448
133,175	*	Liberty Ventures	5,022,029
3,700,000	*	Office Depot, Inc	12,802,000
849,362		Staples, Inc	7,890,573
545,000		TJX Companies, Inc	44,537,400
		TOTAL RETAILING	159,862,579

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
1,253,384		Applied Materials, Inc	32,951,465
562,821	e	Cypress Semiconductor Corp	6,551,237
462,982	e	Lam Research Corp	41,561,894
1,625,000	*	Micron Technology, Inc	22,327,500
150,000	*	NXP Semiconductors NV	12,613,500
1,370,348	*	ON Semiconductor Corp	13,744,590
740,000		Xilinx, Inc	37,799,200
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	167,549,386

SOFTWARE & SERVICES - 2.9%
998,134		CA, Inc	34,585,343
195,732	*	Citrix Systems, Inc	17,445,593
26,635	*,e	CommerceHub, Inc	372,890
13,318	*,e	CommerceHub, Inc (Series A)	187,777
250,000		IAC/InterActiveCorp	14,490,000
855,000		Mentor Graphics Corp	18,262,800
2,315,522		Symantec Corp	47,306,115
2,000,000		Xerox Corp	20,600,000
		TOTAL SOFTWARE & SERVICES	153,250,518

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
1,350,000		Brocade Communications Systems, Inc	12,555,000
2,575,496	*	Ciena Corp	49,423,768
870,000		Juniper Networks, Inc	19,740,300
783,056	*	Lumentum Holdings, Inc	23,687,444
1,705,000	e	Nokia Corp	9,837,850
1,800,000		Nokia Oyj (Turquoise)	10,385,094
747,075		TE Connectivity Ltd	45,033,681
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

770,000		Western Digital Corp	$36,582,700
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	207,245,837

TELECOMMUNICATION SERVICES - 1.6%
1,110,000	*	Level 3 Communications, Inc	56,166,000
442,347		Telephone & Data Systems, Inc	13,929,507
316,488	*	T-Mobile US, Inc	14,666,054
		TOTAL TELECOMMUNICATION SERVICES	84,761,561

TRANSPORTATION - 1.4%
125,000		Alaska Air Group, Inc	8,402,500
260,000	*	Avis Budget Group, Inc	9,549,800
216,192		Costamare, Inc	2,116,520
930,000		CSX Corp	26,346,900
60,000		Delta Air Lines, Inc	2,325,000
250,000		Kansas City Southern Industries, Inc	24,027,500
		TOTAL TRANSPORTATION	72,768,220

UTILITIES - 12.3%
250,000		Ameren Corp	13,110,000
335,000		American Electric Power Co, Inc	23,215,500
417,453		American Water Works Co, Inc	34,473,269
540,000	*	Calpine Corp	7,419,600
1,245,126		Centerpoint Energy, Inc	29,783,414
710,000		CMS Energy Corp	32,077,800
445,000		DTE Energy Co	43,396,400
900,000	*	Dynegy, Inc	13,617,000
718,342		Edison International	55,585,304
620,000		FirstEnergy Corp	21,650,400
400,000		ITC Holdings Corp	18,500,000
136,736		National Fuel Gas Co	7,726,951
190,000		NextEra Energy, Inc	24,375,100
850,000		NiSource, Inc	21,811,000
316,070		NorthWestern Corp	19,198,092
565,094		OGE Energy Corp	18,179,074
510,000		PG&E Corp	32,609,400
325,000		Pinnacle West Capital Corp	25,632,750
1,082,301		PPL Corp	40,813,570
833,276		Public Service Enterprise Group, Inc	38,339,029
287,342		Questar Corp	7,232,398
616,290		Sempra Energy	68,950,525
327,000		Southwest Gas Corp	25,342,500
239,387		Westar Energy, Inc	13,302,736
540,000		Xcel Energy, Inc	23,749,200
		TOTAL UTILITIES	660,091,012

		TOTAL COMMON STOCKS	5,309,246,758
		(Cost $4,161,664,455)
47

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 4.3%
GOVERNMENT AGENCY DEBT - 0.2%
$12,650,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	$12,650,000
		TOTAL GOVERNMENT AGENCY DEBT			12,650,000

TREASURY DEBT - 1.2%
27,900,000		United States Treasury Bill	0.265-0.266	08/04/16	27,899,693
34,000,000		United States Treasury Bill	0.271	08/18/16	33,997,042
		TOTAL TREASURY DEBT			61,896,735

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.9%
157,090,788	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			157,090,788
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			157,090,788

		TOTAL SHORT-TERM INVESTMENTS			231,637,523
		(Cost $231,635,820)
		TOTAL INVESTMENTS - 103.3%			5,540,884,281
		(Cost $4,393,300,275)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(177,933,898)
		NET ASSETS - 100.0%			$5,362,950,383

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $149,181,828.

48

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.7%
511,900	*	American Axle & Manufacturing Holdings, Inc	$8,912,179
207,844	*	Tenneco, Inc	11,747,343
		TOTAL AUTOMOBILES & COMPONENTS	20,659,522

BANKS - 9.8%
140,896		BankUnited	4,229,698
202,260		Banner Corp	8,442,332
831,233		Brookline Bancorp, Inc	9,467,744
351,432		Capitol Federal Financial	4,979,791
130,120		Cathay General Bancorp	3,900,998
204,530		Columbia Banking System, Inc	6,201,350
595,900	*	Essent Group Ltd	14,277,764
779,800		First Commonwealth Financial Corp	7,525,070
655,340		First Midwest Bancorp, Inc	12,235,198
1,284,248		Fulton Financial Corp	17,529,985
464,270		Great Western Bancorp, Inc	15,399,836
545,650	*	Hilltop Holdings, Inc	11,884,257
289,140		IBERIABANK Corp	18,062,576
1,383,300		Investors Bancorp, Inc	15,714,288
390,500		LegacyTexas Financial Group, Inc	11,137,060
493,191		Oritani Financial Corp	7,999,558
204,420		Pinnacle Financial Partners, Inc	10,856,746
187,716		Popular, Inc	6,324,152
346,147		PrivateBancorp, Inc	15,299,697
788,630		Provident Financial Services, Inc	15,890,895
1,361,280		Radian Group, Inc	17,560,512
801,668		Sterling Bancorp/DE	13,540,172
662,290		Umpqua Holdings Corp	10,086,677
576,512		United Community Banks, Inc	11,092,091
484,600		Washington Federal, Inc	12,115,000
246,770	*	Western Alliance Bancorp	8,397,583
282,900		Wintrust Financial Corp	14,937,120
		TOTAL BANKS	305,088,150

CAPITAL GOODS - 8.3%
182,857	*	American Woodmark Corp	13,573,475
185,570		Apogee Enterprises, Inc	8,675,398
312,336		Barnes Group, Inc	11,846,904
386,780	*	Beacon Roofing Supply, Inc	18,186,396
250,900	*	Colfax Corp	7,366,424
368,500		Comfort Systems USA, Inc	11,195,030
150,240		Crane Co	9,359,952
200,990		Cubic Corp	8,208,432
371,900	*	DigitalGlobe, Inc	10,026,424
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

381,166		EMCOR Group, Inc	$21,230,946
211,552		Encore Wire Corp	7,939,547
203,455		EnerSys	12,685,419
165,340		EnPro Industries, Inc	7,564,305
116,900	e	HEICO Corp	8,125,719
338,440		ITT, Inc	10,731,932
114,131		John Bean Technologies Corp	7,637,647
151,390	*	Moog, Inc (Class A)	8,337,047
578,100	*	MRC Global, Inc	7,648,263
399,106		Mueller Industries, Inc	13,585,568
67,560		Orbital ATK, Inc	5,885,827
147,900	*	Patrick Industries, Inc	9,548,424
317,740	*	SPX FLOW, Inc	8,667,947
115,600		Toro Co	10,629,420
121,506		Universal Forest Products, Inc	13,137,229
584,800	*	Wabash National Corp	8,467,904
		TOTAL CAPITAL GOODS	260,261,579

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
429,390		Herman Miller, Inc	14,071,110
71,472		HNI Corp	3,725,835
289,676		Kforce, Inc	5,173,614
459,754	*	Navigant Consulting, Inc	9,061,751
247,000	*	On Assignment, Inc	9,126,650
399,311		Rollins, Inc	11,252,584
330,540	*	TransUnion	10,815,269
242,495		Viad Corp	8,443,676
179,775	*	WageWorks, Inc	11,111,893
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	82,782,382

CONSUMER DURABLES & APPAREL - 3.5%
276,540		Brunswick Corp	13,721,915
156,640		Columbia Sportswear Co	8,967,640
89,980	*	Helen of Troy Ltd	8,962,908
443,600	*	Kate Spade & Co	9,621,684
338,388		La-Z-Boy, Inc	10,226,085
451,246	*	Nautilus, Inc	8,501,474
142,971		Oxford Industries, Inc	8,175,082
131,650		Pool Corp	13,465,162
1,256,370	*	TRI Pointe Homes, Inc	16,898,177
208,500	*	Vista Outdoor, Inc	10,435,425
		TOTAL CONSUMER DURABLES & APPAREL	108,975,552

CONSUMER SERVICES - 4.2%
417,000	*	Apollo Group, Inc (Class A)	3,748,830
1,082,297	*	Belmond Ltd.	12,435,593
461,900		Bloomin’ Brands, Inc	8,304,962
240,440		Cheesecake Factory	12,437,961
69,370		Churchill Downs, Inc	9,096,488
216,690	*	Dave & Buster’s Entertainment, Inc	9,642,705
598,600	*	Denny’s Corp	6,680,376
359,901	*	Grand Canyon Education, Inc	15,137,436
472,300		International Game Technology plc	9,871,070
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

523,100		Interval Leisure Group, Inc	$9,405,338
445,137	*	K12, Inc	5,510,796
135,560		Marriott Vacations Worldwide Corp	10,343,228
130,680	l	Vail Resorts, Inc	18,696,387
		TOTAL CONSUMER SERVICES	131,311,170

DIVERSIFIED FINANCIALS - 1.4%
268,438		Evercore Partners, Inc (Class A)	13,601,754
648,000		NorthStar Asset Management Group, Inc	7,685,280
1,536,960	*	SLM Corp	11,050,742
313,900	*	Stifel Financial Corp	11,096,365
		TOTAL DIVERSIFIED FINANCIALS	43,434,141

ENERGY - 3.8%
1,246,750	*	Callon Petroleum Co	14,200,483
284,700	*	Carrizo Oil & Gas, Inc	9,338,160
311,012		Delek US Holdings, Inc	3,893,870
359,248	*	Exterran Corp	4,569,635
473,200		Green Plains Renewable Energy, Inc	10,732,176
345,262	*	Matrix Service Co	5,720,991
3,386,220	*,e	McDermott International, Inc	17,540,620
889,100	*	Oasis Petroleum, Inc	6,757,160
481,875	*	Parsley Energy, Inc	13,738,256
493,400		Questar Market Resources, Inc	8,979,880
1,002,451	*,e	Renewable Energy Group, Inc	9,773,897
341,100	*	Rice Energy, Inc	7,954,452
905,000	*	Synergy Resources Corp	5,891,550
		TOTAL ENERGY	119,091,130

FOOD & STAPLES RETAILING - 0.5%
304,200	*	United Natural Foods, Inc	15,203,916
		TOTAL FOOD & STAPLES RETAILING	15,203,916

FOOD, BEVERAGE & TOBACCO - 2.1%
989,070	*	Darling International, Inc	15,607,525
706,910	e	Dean Foods Co	13,049,558
168,700		Fresh Del Monte Produce, Inc	9,590,595
113,616		Lancaster Colony Corp	14,765,535
566,564	e	Vector Group Ltd	12,515,399
		TOTAL FOOD, BEVERAGE & TOBACCO	65,528,612

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
139,847	*	Anika Therapeutics, Inc	6,981,162
371,130	*	HealthStream, Inc	8,992,480
282,320		Hill-Rom Holdings, Inc	15,084,358
175,173	*	ICU Medical, Inc	20,453,199
69,620	*	Integra LifeSciences Holdings Corp	5,866,877
793,380		Kindred Healthcare, Inc	9,726,839
451,480	*	Merit Medical Systems, Inc	10,582,691
232,039	*	Natus Medical, Inc	9,126,094
277,820	*	NuVasive, Inc	17,280,404
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

321,801	*	Omnicell, Inc	$12,447,263
624,831	*	OraSure Technologies, Inc	4,261,348
260,743	*	PharMerica Corp	6,925,334
392,340	*	Premier, Inc	12,829,518
201,000	*	Team Health Holdings, Inc	8,208,840
187,472	*	Vascular Solutions, Inc	8,599,341
90,093	*	WellCare Health Plans, Inc	9,621,932
449,600	*	Wright Medical Group NV	9,859,728
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	176,847,408

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
65,680	*	USANA Health Sciences, Inc	9,019,178
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,019,178

INSURANCE - 2.1%
908,915		American Equity Investment Life Holding Co	14,479,016
244,117		Aspen Insurance Holdings Ltd	11,219,617
328,044		Employers Holdings, Inc	9,355,815
282,089	e	HCI Group, Inc	8,507,804
348,260		Selective Insurance Group, Inc	13,637,862
404,500	e	Universal Insurance Holdings, Inc	8,793,830
		TOTAL INSURANCE	65,993,944

MATERIALS - 5.5%
252,340	*	Boise Cascade Co	6,856,078
221,420		Cabot Corp	10,780,940
1,143,910	*,e	Century Aluminum Co	8,682,277
496,710	*	Chemtura	13,952,584
1,110,370	*,e	Coeur Mining, Inc	17,010,868
294,185		Greif, Inc (Class A)	11,805,644
601,670	*	Headwaters, Inc	11,967,216
340,648	*	Kraton Polymers LLC	10,188,782
827,400	*	Louisiana-Pacific Corp	16,713,480
242,440		Minerals Technologies, Inc	15,821,634
362,500		PolyOne Corp	12,712,875
340,815		Schnitzer Steel Industries, Inc (Class A)	6,642,484
149,939		Sensient Technologies Corp	11,069,996
172,660		Trinseo S.A.	8,596,742
340,400	e	United States Steel Corp	9,357,596
		TOTAL MATERIALS	172,159,196

MEDIA - 1.3%
983,994	*	Gray Television, Inc	9,741,540
613,090	*	Live Nation, Inc	16,810,928
273,700	*	Starz-Liberty Capital	8,273,951
432,290		Time, Inc	7,059,296
		TOTAL MEDIA	41,885,715

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
152,300	*	Acorda Therapeutics, Inc	3,850,144
460,500	*	Amphastar Pharmaceuticals, Inc	7,450,890
1,724,839	*,e	Array Biopharma, Inc	6,450,898
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

63,900	*,e	Atara Biotherapeutics, Inc	$1,533,600
260,826	*	Cambrex Corp	13,669,891
412,410	*	Cepheid, Inc	14,570,445
140,700	*	Dermira, Inc	4,721,892
252,482	*	Emergent Biosolutions, Inc	8,430,374
352,426	*	FibroGen, Inc	6,741,909
191,660	*	Five Prime Therapeutics, Inc	9,715,245
539,000	*,e	Halozyme Therapeutics, Inc	5,357,660
422,323	*	Impax Laboratories, Inc	13,269,389
227,863	*	INC Research Holdings, Inc	10,142,182
209,600	*	Insmed, Inc	2,399,920
44,200	*,e	Kite Pharma, Inc	2,503,046
190,348	*	MacroGenics, Inc	5,822,745
229,170	*,e	Medicines Co	8,962,839
477,289	*,e	Merrimack Pharmaceuticals, Inc	2,768,276
268,842	*	Momenta Pharmaceuticals, Inc	3,027,161
160,200	*	NewLink Genetics Corp	1,694,916
250,000	*,e	Novavax, Inc	1,830,000
681,700	*,e	Pacific Biosciences of California, Inc	5,828,535
255,790	*	Parexel International Corp	17,099,562
252,750		Phibro Animal Health Corp	5,214,232
188,067	*	PRA Health Sciences, Inc	8,722,547
221,821	*	Prestige Brands Holdings, Inc	11,867,424
80,400	*,e	Puma Biotechnology, Inc	4,011,156
171,430	*,e	Retrophin, Inc	3,073,740
338,154	*	Sagent Pharmaceuticals	7,334,560
898,830	*	Spectrum Pharmaceuticals, Inc	6,174,962
388,410	*	Sucampo Pharmaceuticals, Inc (Class A)	4,563,818
529,906	*	Supernus Pharmaceuticals, Inc	11,774,511
112,424	*,e	Ultragenyx Pharmaceutical, Inc	7,114,191
390,000	*	Vanda Pharmaceuticals, Inc	4,446,000
167,300	*	Xencor Inc	3,168,662
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	235,307,322

REAL ESTATE - 9.5%
225,800	*,e	Altisource Portfolio Solutions S.A.	5,252,108
276,170		American Assets Trust,Inc	12,670,680
148,310		Coresite Realty	12,240,024
1,457,512		Cousins Properties, Inc	15,507,928
485,274		CubeSmart	14,417,490
276,960		DCT Industrial Trust, Inc	13,908,931
460,110		DuPont Fabros Technology, Inc	22,007,061
382,400		Education Realty Trust, Inc	18,408,736
168,480		Entertainment Properties Trust	14,155,690
605,250		First Industrial Realty Trust, Inc	17,836,717
456,080		Hersha Hospitality Trust	8,619,912
1,175,300		Medical Properties Trust, Inc	18,452,210
142,028		PS Business Parks, Inc	15,749,485
167,400		QTS Realty Trust, Inc	9,583,650
556,257		Retail Opportunities Investment Corp	12,699,347
656,620		RLJ Lodging Trust	15,588,159
123,888		Saul Centers, Inc	8,321,557
132,344		Sovran Self Storage, Inc	13,548,055
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

333,100		STORE Capital Corp	$10,389,389
956,623		Summit Hotel Properties, Inc	13,564,914
547,689		Urban Edge Properties	16,381,378
346,790		Xenia Hotels & Resorts, Inc	6,228,349
		TOTAL REAL ESTATE	295,531,770

RETAILING - 4.3%
288,800		Caleres, Inc	7,601,216
142,200		Cato Corp (Class A)	5,086,494
632,840		Chico’s FAS, Inc	7,600,408
144,540		Children’s Place Retail Stores, Inc	12,080,653
655,100	*	Etsy, Inc	6,590,306
464,700		Finish Line, Inc (Class A)	10,097,931
449,300	*	Francesca’s Holdings Corp	5,710,603
177,690		Group 1 Automotive, Inc	11,073,641
494,740	*	Liberty TripAdvisor Holdings, Inc	11,710,496
353,820	*	Michaels Cos, Inc	9,326,695
255,100		Nutri/System, Inc	7,545,858
122,700	*,e	Restoration Hardware Holdings, Inc	3,780,387
329,200	*	Sally Beauty Holdings, Inc	9,655,436
162,300	*	Shutterfly, Inc	8,632,737
878,500		Staples, Inc	8,161,265
589,500	e	Tailored Brands, Inc	8,636,175
		TOTAL RETAILING	133,290,301

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
152,141	*	Advanced Energy Industries, Inc	6,195,182
1,846,900	*,e	Advanced Micro Devices, Inc	12,669,734
162,689		Cabot Microelectronics Corp	8,560,695
224,900	*,e	Cavium, Inc	10,496,083
702,498	*	Entegris, Inc	12,005,691
420,300	*	Inphi Corp	14,786,154
528,978	*	Integrated Device Technology, Inc	11,632,226
676,021		Intersil Corp (Class A)	10,329,601
399,600	*	MaxLinear, Inc	8,715,276
237,933		MKS Instruments, Inc	10,868,779
456,107	*	Rudolph Technologies, Inc	8,036,605
218,857	*	Silicon Laboratories, Inc	11,660,701
387,240		Tessera Technologies, Inc	12,445,894
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	138,402,621

SOFTWARE & SERVICES - 8.8%
195,580	*	BroadSoft, Inc	8,767,851
139,450	*	CACI International, Inc (Class A)	13,293,769
251,800	*	Commvault Systems, Inc	13,028,132
262,800	*	comScore, Inc	6,819,660
314,390		CSRA, Inc	8,463,379
150,214	*	EPAM Systems, Inc	10,551,031
104,800	*	Euronet Worldwide, Inc	7,992,048
754,988	*	Everyday Health, Inc	6,160,702
218,071	*	ExlService Holdings, Inc	10,796,695
268,380	*	Gigamon, Inc	12,538,714
309,014	*	Infoblox, Inc	5,784,742
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

788,042	*	Intralinks Holdings, Inc	$5,484,772
159,500	*	LogMeIn, Inc	13,702,645
220,311		MAXIMUS, Inc	12,980,724
55,460	*	MicroStrategy, Inc (Class A)	9,699,399
690,150	*	Nuance Communications, Inc	11,090,711
550,779	*	Progress Software Corp	16,005,638
140,300	*,e	Proofpoint, Inc	10,644,561
356,011	*	RealPage, Inc	8,953,677
495,186	*	Rubicon Project, Inc	6,992,026
284,720		Science Applications International Corp	17,299,587
178,414	*	SPS Commerce, Inc	11,297,174
110,800	*,e	Stamps.com, Inc	8,399,194
231,800	*	Synchronoss Technologies, Inc	8,655,412
111,200	*	Tableau Software, Inc	6,283,912
720,850		Travelport Worldwide Ltd	9,724,267
267,700	*	Verint Systems, Inc	9,441,779
369,900	*	Xactly Corp	4,594,158
		TOTAL SOFTWARE & SERVICES	275,446,359

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
182,200	*	Anixter International, Inc	11,165,216
465,110	*	ARRIS International plc	12,669,597
246,880		Belden CDT, Inc	18,074,085
242,590	*	Cray, Inc	7,656,140
646,680	*	Finisar Corp	12,131,717
576,449	*	II-VI, Inc	11,586,625
500,334	*,e	Immersion Corp	3,757,508
788,768	*	Ixia	9,070,832
358,500	*	Lumentum Holdings, Inc	10,844,625
292,020	*	NCR Corp	9,627,899
223,010	*	Netgear, Inc	11,469,404
430,890	*	Netscout Systems, Inc	12,056,302
170,000		Plantronics, Inc	8,200,800
678,544	*	Sanmina Corp	17,194,305
94,810	*	Synaptics, Inc	4,925,380
984,684	*	TTM Technologies, Inc	9,797,606
180,050	e	Ubiquiti Networks, Inc	8,051,836
342,280	*	VeriFone Systems, Inc	6,558,085
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	184,837,962

TELECOMMUNICATION SERVICES - 1.6%
980,412	*	8x8, Inc	13,480,665
595,958		Inteliquent, Inc	12,246,937
385,490		Telephone & Data Systems, Inc	12,139,080
2,115,590	*	Vonage Holdings Corp	12,545,449
		TOTAL TELECOMMUNICATION SERVICES	50,412,131

TRANSPORTATION - 1.8%
959,834	*	Air Transport Services Group, Inc	13,898,396
330,953	*	Atlas Air Worldwide Holdings, Inc	14,307,098
322,060	*	Hub Group, Inc (Class A)	13,185,137
311,011		Skywest, Inc	8,947,787
469,414	*,e	YRC Worldwide, Inc	5,571,944
		TOTAL TRANSPORTATION	55,910,362
55

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.3%
275,090		Allete, Inc	$17,564,496
472,623		Avista Corp	20,559,101
61,155		Black Hills Corp	3,855,823
119,318		Chesapeake Utilities Corp	7,644,704
556,200	*	Dynegy, Inc	8,415,306
540,091		NRG Yield, Inc (Class A)	9,278,763
224,700		Otter Tail Corp	7,830,795
325,400		South Jersey Industries, Inc	10,373,752
226,990		Southwest Gas Corp	17,591,725
		TOTAL UTILITIES	103,114,465

		TOTAL COMMON STOCKS	3,090,494,888
		(Cost $2,714,789,587)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 6.2%
GOVERNMENT AGENCY DEBT - 0.6%
$18,600,000	d	Federal Home Loan Bank (FHLB)	0.090%	08/01/16	18,600,000
		TOTAL GOVERNMENT AGENCY DEBT			18,600,000

TREASURY DEBT - 0.6%
17,000,000	d	United States Treasury Bill	0.238	10/06/16	16,992,333
		TOTAL TREASURY DEBT			16,992,333

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.0%
157,678,811	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			157,678,811
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			157,678,811

		TOTAL SHORT-TERM INVESTMENTS			193,271,144
		(Cost $193,271,393)
		TOTAL INVESTMENTS - 105.2%			3,283,766,032
		(Cost $2,908,060,980)
		OTHER ASSETS & LIABILITIES, NET - (5.2)%			(161,116,694)
		NET ASSETS - 100.0%			$3,122,649,338

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $153,539,198.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swaps agreements.

56

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.7%
13,314		BorgWarner, Inc	$441,758
16,566		Delphi Automotive plc	1,123,506
1,288,424		Ford Motor Co	16,311,448
92,177	e	Harley-Davidson, Inc	4,878,007
303,890		Johnson Controls, Inc	13,954,629
22,556	*	Modine Manufacturing Co	216,538
38,837	*,e	Tesla Motors, Inc	9,118,539
		TOTAL AUTOMOBILES & COMPONENTS	46,044,425

BANKS - 3.8%
1,736		1st Source Corp	58,347
22,700		Ameris Bancorp	752,732
66,983		Apollo Residential Mortgage	908,959
2,640		Arrow Financial Corp	83,398
20,257		Associated Banc-Corp	376,780
4,424		Astoria Financial Corp	64,900
15,244		Bank Mutual Corp	116,464
6,214		Bank of Hawaii Corp	428,269
15,284		Bank of the Ozarks, Inc	550,071
3,518		Banner Corp	146,841
430,779		BB&T Corp	15,882,822
12,593		Berkshire Hills Bancorp, Inc	332,077
14,376		Boston Private Financial Holdings, Inc	174,237
20,496		Brookline Bancorp, Inc	233,449
8,111		Bryn Mawr Bank Corp	237,896
2,657		Camden National Corp	115,526
16,555		Capital Bank Financial Corp	494,829
1,470		Capitol Federal Financial	20,830
17,066		Cardinal Financial Corp	439,620
690		Cathay General Bancorp	20,686
39,308		Centerstate Banks of Florida, Inc	654,871
46,146		CIT Group, Inc	1,594,806
3,672		City Holding Co	171,482
11,338		CoBiz, Inc	140,024
440		Columbia Banking System, Inc	13,341
65,875		Comerica, Inc	2,980,185
279		Commerce Bancshares, Inc	13,194
797		Community Bank System, Inc	35,172
1,572		Community Trust Bancorp, Inc	54,674
3,270	e	Cullen/Frost Bankers, Inc	222,000
32,274	*	Customers Bancorp, Inc	830,733
3,717		East West Bancorp, Inc	127,196
20,125	*	FCB Financial Holdings, Inc	703,771
18,820		Federal Agricultural Mortgage Corp (Class C)	723,253
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,157		First Bancorp (NC)	$96,539
16,895		First Commonwealth Financial Corp	163,037
6,744		First Community Bancshares, Inc	154,640
2,352		First Financial Corp	90,082
11,312		First Interstate Bancsystem, Inc	328,500
16,967		First Merchants Corp	444,535
574		First Niagara Financial Group, Inc	5,843
6,216		Flushing Financial Corp	138,679
1,130		FNB Corp	13,504
540		Glacier Bancorp, Inc	14,893
6,474		Great Southern Bancorp, Inc	253,781
1,279		Hancock Holding Co	37,078
7,158		Hanmi Financial Corp	175,514
13,498		Heartland Financial USA, Inc	495,647
21,749		Heritage Financial Corp	379,738
9,186	*	HomeStreet, Inc	204,848
13,122	*	HomeTrust Bancshares, Inc	241,182
2,381	*	Hope Bancorp, Inc	36,596
2,618		IBERIABANK Corp	163,546
5,708		Investors Bancorp, Inc	64,843
653,676		Keycorp	7,648,009
14,401		Lakeland Bancorp, Inc	171,516
9,021		Lakeland Financial Corp	463,228
111,679		M&T Bank Corp	12,793,946
17,553	*	MGIC Investment Corp	126,206
6,254		National Bank Holdings Corp	125,268
310		NBT Bancorp, Inc	9,244
60,219		New York Community Bancorp, Inc	870,165
22,664		Northfield Bancorp, Inc	338,374
11,696		OFG Bancorp	124,095
7,838		Old National Bancorp	103,148
13,091		Opus Bank	422,577
8,836		PacWest Bancorp	365,369
4,761		Peoples Bancorp, Inc	106,884
982		People’s United Financial, Inc	14,887
7,580	*	PHH Corp	110,744
6,391		Pinnacle Financial Partners, Inc	339,426
211,050		PNC Financial Services Group, Inc	17,443,283
48,562		Popular, Inc	1,636,054
12,870		PrivateBancorp, Inc	568,854
21,071		Provident Financial Services, Inc	424,581
187,368		Radian Group, Inc	2,417,047
2,803		Republic Bancorp, Inc (Class A)	83,557
3,278		S&T Bancorp, Inc	83,556
4,235		Southside Bancshares, Inc	129,549
6,312		State Bank & Trust Co	138,107
12,826		Stock Yards Bancorp, Inc	378,880
11,029	*	SVB Financial Group	1,107,532
429		TCF Financial Corp	5,830
870	*	Texas Capital Bancshares, Inc	42,230
17,614	*	The Bancorp, Inc	93,354
8,474	e	TowneBank	194,478
4,025		Trico Bancshares	104,731
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,581	*	Tristate Capital Holdings, Inc	$136,721
350		Trustmark Corp	9,135
2,167		UMB Financial Corp	120,073
650		Umpqua Holdings Corp	9,900
6,031		Union Bankshares Corp	161,872
1,980	e	United Bankshares, Inc	75,834
11,606		United Financial Bancorp, Inc (New)	152,619
6,092		Univest Corp of Pennsylvania	128,480
513,979		US Bancorp	21,674,494
36,406	*	Walker & Dunlop, Inc	861,730
6,764	*,e	Walter Investment Management Corp	19,413
4,365		Washington Trust Bancorp, Inc	165,695
3,230		Webster Financial Corp	116,151
1,553		Westamerica Bancorporation	73,053
13,557	*	Western Alliance Bancorp	461,345
12,624		Wilshire Bancorp, Inc	135,582
230		Wintrust Financial Corp	12,144
3,911		WSFS Financial Corp	137,628
14,360		Zions Bancorporation	400,357
		TOTAL BANKS	107,043,395

CAPITAL GOODS - 6.2%
148,282		3M Co	26,447,577
5,778		A.O. Smith Corp	536,718
954		Acuity Brands, Inc	250,358
8,341	e	Advanced Drainage Systems, Inc	222,788
180,779		Ametek, Inc	8,502,036
286		Applied Industrial Technologies, Inc	13,428
11,569		Argan, Inc	533,678
46,198		Barnes Group, Inc	1,752,290
419	*	Beacon Roofing Supply, Inc	19,701
9,760		Briggs & Stratton Corp	221,845
46,759	*	Builders FirstSource, Inc	602,724
121,895		Caterpillar, Inc	10,088,030
84,493		Cummins, Inc	10,373,206
202,777		Danaher Corp	16,514,159
132,425		Deere & Co	10,290,747
27,134		Dover Corp	1,938,182
137,592		Eaton Corp	8,724,709
1,365		EMCOR Group, Inc	76,031
6,232	*	Esterline Technologies Corp	379,093
59,517		Fastenal Co	2,544,352
300	e	GATX Corp	13,419
7,479		Graco, Inc	553,521
245		Granite Construction, Inc	12,196
1,410		H&E Equipment Services, Inc	26,254
17,572		Hexcel Corp	758,583
154,384		Illinois Tool Works, Inc	17,815,914
53,624		Ingersoll-Rand plc	3,553,126
18,062	*,e	KEYW Holding Corp	184,955
7,720		Lincoln Electric Holdings, Inc	479,103
185,696		Masco Corp	6,774,190
21,542	*	Meritor, Inc	180,522
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

447	*	Middleby Corp	$53,810
2,279		MSC Industrial Direct Co (Class A)	163,701
3,829	*	MYR Group, Inc	94,461
66,007		Owens Corning, Inc	3,492,430
115,342		Paccar, Inc	6,801,718
13,733		Parker Hannifin Corp	1,568,171
41,937		Pentair plc	2,676,419
95,785	*,e	Plug Power, Inc	171,455
44,063	*	Quanta Services, Inc	1,128,013
37,955		Rockwell Automation, Inc	4,342,052
27,985		Rockwell Collins, Inc	2,368,091
14,759		Roper Industries, Inc	2,514,343
2,611	*	Rush Enterprises, Inc (Class A)	60,001
1,401		Timken Co	46,864
3,116	*,e	Titan Machinery, Inc	34,930
45,772	*	TransDigm Group, Inc	12,794,189
2,702		Triton International Ltd	45,367
15,096	*	United Rentals, Inc	1,202,698
5,047	*	Veritiv Corp	213,084
1,480	e	W.W. Grainger, Inc	323,898
10,000	*	Wabash National Corp	144,800
1,355	*,e	WESCO International, Inc	75,528
6,028		Woodward Governor Co	352,879
4,656		Xylem, Inc	222,603
		TOTAL CAPITAL GOODS	171,274,940

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
540		ABM Industries, Inc	20,093
206,029	*	ACCO Brands Corp	2,315,766
3,343		CEB, Inc	200,714
112,944	*	Copart, Inc	5,696,895
650		Covanta Holding Corp	10,413
7,924		Deluxe Corp	535,583
32,884		Dun & Bradstreet Corp	4,250,257
38,728		Equifax, Inc	5,129,911
290		Essendant, Inc	5,812
18,325		Exponent, Inc	931,093
4,282		Heidrick & Struggles International, Inc	83,328
5,092		HNI Corp	265,446
6,346		Insperity, Inc	498,098
5,010		Interface, Inc	89,479
1,760		Kelly Services, Inc (Class A)	36,027
5,758		Kimball International, Inc (Class B)	65,584
590		Knoll, Inc	14,897
10,228		Manpower, Inc	709,823
3,562	*	Mistras Group, Inc	89,264
430		Mobile Mini, Inc	13,979
8,831	*	Navigant Consulting, Inc	174,059
970	*	On Assignment, Inc	35,841
45,468		R.R. Donnelley & Sons Co	814,787
6,963		Resources Connection, Inc	103,749
61,470		Robert Half International, Inc	2,246,114
4,160	*	RPX Corp	41,891
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,210		Steelcase, Inc (Class A)	$17,545
5,080	*,e	Team, Inc	140,259
10,180		Tetra Tech, Inc	335,227
2,825	*	TriNet Group, Inc	61,274
11,278		Viad Corp	392,700
40,482		Waste Management, Inc	2,676,670
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	28,002,578

CONSUMER DURABLES & APPAREL - 1.3%
5,202		CalAtlantic Group, Inc	188,365
13,930		Callaway Golf Co	149,051
396		Columbia Sportswear Co	22,671
1,530		CSS Industries, Inc	40,254
490		Ethan Allen Interiors, Inc	17,018
53,158		Hanesbrands, Inc	1,417,192
258		Hasbro, Inc	20,957
2,202	*	Helen of Troy Ltd	219,341
22,739	*	Kate Spade & Co	493,209
202,478		Mattel, Inc	6,758,716
7,028	*	Meritage Homes Corp	255,749
595	*	Michael Kors Holdings Ltd	30,774
3,220	*	Mohawk Industries, Inc	672,787
6,980		Movado Group, Inc	157,678
5,166		Newell Brands, Inc	271,008
350,244		Nike, Inc (Class B)	19,438,542
1,614		Phillips-Van Heusen Corp	163,111
397		Pool Corp	40,605
399	*,e	Tempur Sealy International, Inc	30,176
42,583	*,e	Under Armour, Inc (Class A)	1,680,325
4,706	*	Unifi, Inc	127,203
54,516		VF Corp	3,403,434
587		Weyco Group, Inc	16,401
3,389		Whirlpool Corp	651,908
		TOTAL CONSUMER DURABLES & APPAREL	36,266,475

CONSUMER SERVICES - 2.6%
1,289		Bob Evans Farms, Inc	47,409
4,297	*	Bright Horizons Family Solutions	288,200
7,805		Brinker International, Inc	367,928
8,508		Carriage Services, Inc	206,829
31,413		Choice Hotels International, Inc	1,516,934
33,819		Darden Restaurants, Inc	2,081,898
320		DineEquity, Inc	26,038
1,850		Dunkin Brands Group, Inc	83,824
23,836		Interval Leisure Group, Inc	428,571
359		Jack in the Box, Inc	31,732
149,371		Marriott International, Inc (Class A)	10,709,901
215,087		McDonald’s Corp	25,304,986
16,650	*	Popeyes Louisiana Kitchen, Inc	953,712
15,819		Royal Caribbean Cruises Ltd	1,145,928
38,369		Service Corp International	1,063,589
25,999	*	ServiceMaster Global Holdings, Inc	983,542
9,766		Sonic Corp	262,803
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

403,343		Starbucks Corp	$23,414,061
55,313		Starwood Hotels & Resorts Worldwide, Inc	4,317,733
190		Vail Resorts, Inc	27,183
		TOTAL CONSUMER SERVICES	73,262,801

DIVERSIFIED FINANCIALS - 6.0%
52,376		Ally Financial, Inc	944,863
270,048		American Express Co	17,407,294
1,075		Ameriprise Financial, Inc	103,028
437,091		Bank of New York Mellon Corp	17,221,385
49,451		BlackRock, Inc	18,111,429
430		CBOE Holdings, Inc	29,584
518,083		Charles Schwab Corp	14,723,919
124,077		CME Group, Inc	12,685,632
280		Cohen & Steers, Inc	12,068
5,881	*,e	Credit Acceptance Corp	1,062,520
241,166		Discover Financial Services	13,707,875
2,390		Factset Research Systems, Inc	410,984
191,250		Franklin Resources, Inc	6,921,338
9,333	*	Green Dot Corp	225,859
53,137		IntercontinentalExchange Group, Inc	14,038,795
203,789		Invesco Ltd	5,946,563
23,497		Janus Capital Group, Inc	354,805
24,238		Legg Mason, Inc	827,485
29,667		NASDAQ OMX Group, Inc	2,099,237
12,294		Nelnet, Inc (Class A)	496,801
199,140		Northern Trust Corp	13,459,873
4,106	*	Pico Holdings, Inc	41,388
31,538		S&P Global, Inc	3,853,944
3,216	*	Safeguard Scientifics, Inc	41,551
185,701		State Street Corp	12,215,412
113,676		T Rowe Price Group, Inc	8,035,756
3,000		TD Ameritrade Holding Corp	91,080
25,591		Voya Financial, Inc	655,897
19,340	e	WisdomTree Investments, Inc	192,240
		TOTAL DIVERSIFIED FINANCIALS	165,918,605

ENERGY - 6.5%
130,417		Apache Corp	6,846,892
1,665		Archrock, Inc	14,835
21,951	e	Atwood Oceanics, Inc	234,437
89,631		Baker Hughes, Inc	4,287,051
93,320	*	Callon Petroleum Co	1,062,915
2,638	e	CARBO Ceramics, Inc	37,196
78,257	*	Cheniere Energy, Inc	3,273,490
37,587		Cimarex Energy Co	4,511,192
97,571	*	Clean Energy Fuels Corp	291,737
10,655	*	Concho Resources, Inc	1,323,351
185,845		ConocoPhillips	7,586,193
106,343	*,e	Continental Resources, Inc	4,684,409
2,470		Delek US Holdings, Inc	30,924
142,795	*	Devon Energy Corp	5,466,193
1,150		Energen Corp	54,487
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

194,192		EOG Resources, Inc	$15,865,486
35,229		EQT Corp	2,566,785
16,785	*	Exterran Corp	213,505
3,777	*	FMC Technologies, Inc	95,860
6,722		Green Plains Renewable Energy, Inc	152,455
140,849		Hess Corp	7,556,549
300,398		Kinder Morgan, Inc	6,107,091
234,465		Marathon Oil Corp	3,198,103
198,607		Marathon Petroleum Corp	7,823,130
14,654	*	Matrix Service Co	242,817
184,819		National Oilwell Varco, Inc	5,978,895
10,506	*	Natural Gas Services Group, Inc	263,806
58,596	*	Newpark Resources, Inc	370,327
125,112		Noble Energy, Inc	4,469,001
3,520	*	Oasis Petroleum, Inc	26,752
208,138		Occidental Petroleum Corp	15,554,153
458		Oceaneering International, Inc	12,769
422	*	Oil States International, Inc	13,048
45,345		Oneok, Inc	2,031,003
54,820	*	Parker Drilling Co	113,477
8,658	*	PDC Energy, Inc	474,199
173,433		Phillips 66	13,191,314
57,667		Pioneer Natural Resources Co	9,374,924
1,928		Range Resources Corp	77,718
31,821	*	Renewable Energy Group, Inc	310,255
2,148	*	RigNet, Inc	25,669
92,093		Rowan Cos plc	1,403,497
176,470		Schlumberger Ltd	14,209,364
79	*	SEACOR Holdings, Inc	4,465
26,088	e	SM Energy Co	707,767
15,048	*,e	Southwestern Energy Co	219,400
336,489		Spectra Energy Corp	12,103,509
31,883		Superior Energy Services	509,172
6,235		Tesco Corp	41,213
16,701		Tesoro Corp	1,271,781
14,184	*	Tetra Technologies, Inc	85,246
13,893	*	Unit Corp	173,662
2,713		US Silica Holdings Inc	93,517
90,816		Valero Energy Corp	4,747,860
394,624	*	Weatherford International Ltd	2,241,464
66,832		Western Refining, Inc	1,393,447
183,839		Williams Cos, Inc	4,406,621
		TOTAL ENERGY	179,426,378

FOOD & STAPLES RETAILING - 0.2%
23,088		Casey’s General Stores, Inc	3,083,171
5,390	*,e	Natural Grocers by Vitamin C	73,789
970		Pricesmart, Inc	75,544
4,686		Spartan Stores, Inc	147,609
580		Weis Markets, Inc	29,969
71,214		Whole Foods Market, Inc	2,170,603
		TOTAL FOOD & STAPLES RETAILING	5,580,685
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.3%
8,587		Bunge Ltd	$565,368
95,721		Campbell Soup Co	5,960,547
523,116		Coca-Cola Co	22,823,551
5,840	*	Darling International, Inc	92,155
27,105		Dr Pepper Snapple Group, Inc	2,670,114
4,635		Flowers Foods, Inc	85,238
260,480		General Mills, Inc	18,725,907
3,800	*	Hain Celestial Group, Inc	200,602
70,402		Hormel Foods Corp	2,629,515
189,600		Kellogg Co	15,681,816
225,742		Kraft Heinz Co	19,501,851
4,569	*	Landec Corp	52,544
6,572		McCormick & Co, Inc	671,987
27,407		Mead Johnson Nutrition Co	2,444,704
472,835		Mondelez International, Inc	20,795,283
48,820	*	Omega Protein Corp	1,099,426
302,329		PepsiCo, Inc	32,929,675
3,091	*	Seneca Foods Corp	121,074
674	*	TreeHouse Foods, Inc	69,550
		TOTAL FOOD, BEVERAGE & TOBACCO	147,120,907

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
4,035		Abaxis, Inc	199,571
4,025	*	Abiomed, Inc	474,829
14,457	*,e	Acadia Healthcare Co, Inc	816,821
589		Aceto Corp	15,143
7,035	*,e	Air Methods Corp	234,195
22,387	*	Alere, Inc	839,513
8,979	*	Align Technology, Inc	800,478
35,952	*	Amedisys, Inc	1,925,230
87,979		AmerisourceBergen Corp	7,494,931
21,087	*	AMN Healthcare Services, Inc	891,980
9,057	*	Amsurg Corp	679,366
5,424		Analogic Corp	455,725
4,439	*	Angiodynamics, Inc	73,643
82,164		Anthem, Inc	10,791,420
43,806	*,e	athenahealth, Inc	5,597,969
18,911	*	AtriCure, Inc	287,258
102,047		Becton Dickinson & Co	17,960,272
30,852	*	Brookdale Senior Living, Inc	569,836
20,471	*	Capital Senior Living Corp	398,775
142,328		Cardinal Health, Inc	11,898,621
42,468	*	Centene Corp	2,996,117
54,341	*,e	Cerus Corp	401,580
3,151		Chemed Corp	463,638
109,013		Cigna Corp	14,058,317
8,003	e	Computer Programs & Systems, Inc	317,239
4,329	*	Corvel Corp	195,671
1,063		DENTSPLY SIRONA, Inc	68,075
1,590	*,e	Diplomat Pharmacy, Inc	57,129
67,794	*	Edwards Lifesciences Corp	7,763,769
14,577	*	Envision Healthcare Holdings, Inc	358,448
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,220	*,e	GenMark Diagnostics, Inc	$279,243
300	*	Haemonetics Corp	9,096
3,802	*	HealthStream, Inc	92,122
20,417	*	Healthways, Inc	343,822
3,584	*	Henry Schein, Inc	648,632
2,640	*	HMS Holdings Corp	52,483
43,174	*	Hologic, Inc	1,661,767
51,511		Humana, Inc	8,888,223
1,539	*	Integer Holding Corp	34,181
18,008	*	Laboratory Corp of America Holdings	2,513,197
5,385		Landauer, Inc	224,662
15,190	*	LHC Group, Inc	687,499
21,680	*	LifePoint Hospitals, Inc	1,283,022
4,952	*	Magellan Health Services, Inc	339,063
9,720	*	Medidata Solutions, Inc	516,618
26,417	*	Merit Medical Systems, Inc	619,215
20,380	*	Molina Healthcare, Inc	1,157,788
11,035	*	NxStage Medical, Inc	243,984
25,565	*	Omnicell, Inc	988,854
37,310	*	OraSure Technologies, Inc	254,454
10,906		Patterson Cos, Inc	538,320
21,433	*	PharMerica Corp	569,261
1,887	*	Premier, Inc	61,705
14,487	*	Providence Service Corp	700,736
1,816		Quality Systems, Inc	22,301
5,122	*	Quidel Corp	116,782
25,215		Resmed, Inc	1,736,809
14,148	*	Select Medical Holdings Corp	162,702
7,472	*	Spectranetics Corp	173,201
9,466	*	Staar Surgical Co	64,747
8,077	*	Surgical Care Affiliates, Inc	420,085
29,905	*	Triple-S Management Corp (Class B)	743,139
17,940		Universal American Corp	137,420
8,920		US Physical Therapy, Inc	531,810
500	*	Varian Medical Systems, Inc	47,370
12,420	*	Vascular Solutions, Inc	569,705
14,899	*	VCA Antech, Inc	1,062,895
18,508	*	Vocera Communications, Inc	273,733
6,388	*	Wright Medical Group NV	140,089
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	117,996,294

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
2,378		Clorox Co	311,684
263,164		Colgate-Palmolive Co	19,587,297
51,678		Estee Lauder Cos (Class A)	4,800,886
40,204		Kimberly-Clark Corp	5,208,428
11,539		Medifast, Inc	406,404
14,945	e	Natural Health Trends Corp	502,003
475,958		Procter & Gamble Co	40,737,245
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	71,553,947
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.6%
234,797		Aflac, Inc	$16,971,127
5,145		Arthur J. Gallagher & Co	253,083
32,636		Aspen Insurance Holdings Ltd	1,499,951
8,868		Axis Capital Holdings Ltd	492,883
157,312		Chubb Ltd	19,704,901
476		Employers Holdings, Inc	13,576
290	*	Enstar Group Ltd	48,311
3,280		First American Financial Corp	137,137
111,278		Hartford Financial Services Group, Inc	4,434,428
400		Kemper Corp	13,708
26,627		Loews Corp	1,100,494
98,755		Marsh & McLennan Cos, Inc	6,493,141
117,053		Principal Financial Group	5,458,181
273,774		Progressive Corp	8,900,393
192,025		Prudential Financial, Inc	14,457,562
200		Reinsurance Group of America, Inc (Class A)	19,850
10,711		RenaissanceRe Holdings Ltd	1,258,757
13,769		Stewart Information Services Corp	589,451
146,087		Travelers Cos, Inc	16,978,231
		TOTAL INSURANCE	98,825,165

MATERIALS - 3.9%
113,747		Air Products & Chemicals, Inc	16,996,077
3,402		Albemarle Corp	286,346
7,701		Aptargroup, Inc	602,064
66,813		Avery Dennison Corp	5,204,064
23,667		Ball Corp	1,672,547
791		Bemis Co, Inc	40,373
2,310		Carpenter Technology Corp	90,667
17,130		Celanese Corp (Series A)	1,086,385
31,721	*	Century Aluminum Co	240,762
1,826	*	Clearwater Paper Corp	114,874
46,693		Commercial Metals Co	772,302
4,705	e	Compass Minerals International, Inc	327,421
14,217		Eastman Chemical Co	927,375
134,228		Ecolab, Inc	15,889,911
2,950	*	Ferro Corp	38,232
12,034	*,e	Flotek Industries, Inc	170,883
26,314		H.B. Fuller Co	1,225,180
1,039		Hawkins, Inc	44,407
7,648		Innophos Holdings, Inc	329,323
3,111		International Flavors & Fragrances, Inc	414,541
99,782		International Paper Co	4,571,013
510	*	Kraton Polymers LLC	15,254
63,130	*	Louisiana-Pacific Corp	1,275,226
141,588		LyondellBasell Industries AF S.C.A	10,655,913
14,012		Minerals Technologies, Inc	914,423
45,313		Mosaic Co	1,223,451
420		Neenah Paper, Inc	31,681
214,304		Nucor Corp	11,495,266
3,500		PolyOne Corp	122,745
7,823		PPG Industries, Inc	819,146
126,084		Praxair, Inc	14,693,829
274		Quaker Chemical Corp	26,211
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,337		Reliance Steel & Aluminum Co	$183,314
55,648		Royal Gold, Inc	4,704,482
4,126		Schnitzer Steel Industries, Inc (Class A)	80,416
6,530		Sealed Air Corp	308,085
15,560		Sherwin-Williams Co	4,663,799
840		Stepan Co	54,020
28,446	*	Stillwater Mining Co	435,224
20,918		Trinseo S.A.	1,041,507
17,594	*	US Concrete, Inc	1,134,813
67,182		WestRock Co	2,882,780
45,328	*	Worthington Industries, Inc	2,008,484
		TOTAL MATERIALS	109,814,816

MEDIA - 3.0%
80,713	*	Charter Communications, Inc	18,957,062
8,053		Cinemark Holdings, Inc	302,793
54,300		Clear Channel Outdoor Holdings, Inc (Class A)	379,557
146,657	*	Discovery Communications, Inc (Class A)	3,679,624
197,556	*	Discovery Communications, Inc (Class C)	4,848,024
19,509	*	DreamWorks Animation SKG, Inc (Class A)	799,284
17,913		Entercom Communications Corp (Class A)	261,709
77,937		Entravision Communications Corp (Class A)	565,823
3,930	*	Gray Television, Inc	38,907
2,205		John Wiley & Sons, Inc (Class A)	127,228
15,223	*	Liberty Broadband Corp (Class A)	956,157
21,053	*	Media General, Inc	370,322
85,700		New York Times Co (Class A)	1,112,386
320		Scholastic Corp	13,152
5,846		Scripps Networks Interactive (Class A)	386,187
23,476		Sinclair Broadcast Group, Inc (Class A)	653,102
249,678		Time Warner, Inc	19,137,819
333,894		Walt Disney Co	32,037,129
		TOTAL MEDIA	84,626,265

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
29,858	*,e	Acadia Pharmaceuticals, Inc	1,105,940
150,551		Agilent Technologies, Inc	7,243,009
82,270	*	Akorn, Inc	2,816,102
55,485	*	Alexion Pharmaceuticals, Inc	7,135,371
166,755		Amgen, Inc	28,686,863
52,762	*,e	Ariad Pharmaceuticals, Inc	501,767
57,235	*	Biogen Idec, Inc	16,594,144
38,322	*	BioMarin Pharmaceutical, Inc	3,809,973
16,269	*,e	Bluebird Bio, Inc	930,261
388,039		Bristol-Myers Squibb Co	29,029,198
39,257	*	Cambrex Corp	2,057,459
179,391	*	Celgene Corp	20,125,876
22,795	*,e	Cempra, Inc	409,626
21,898	*	Cepheid, Inc	773,656
69,018	*,e	Depomed, Inc	1,309,271
5,043	*,e	Fluidigm Corp	53,204
292,643		Gilead Sciences, Inc	23,256,339
17,165	*,e	Immunomedics, Inc	45,487
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

42,863	*,e	Inovio Pharmaceuticals, Inc	$423,486
18,561	*	Intersect ENT, Inc	294,006
18,809	*,e	Intra-Cellular Therapies, Inc	767,407
21,127	*,e	Ionis Pharmaceuticals, Inc	616,697
13,244	*	Ironwood Pharmaceuticals, Inc	187,138
446,807		Johnson & Johnson	55,953,641
14,627	*,e	Kite Pharma, Inc	828,327
575,446		Merck & Co, Inc	33,755,662
870	*	Mettler-Toledo International, Inc	357,753
42,183	*,e	MiMedx Group, Inc	315,951
91,708	*	Nektar Therapeutics	1,585,631
89,462	*,e	Opko Health, Inc	890,147
4,875		PerkinElmer, Inc	277,485
57,915	*	Prestige Brands Holdings, Inc	3,098,453
22,411	*,e	Prothena Corp plc	1,233,726
9,644	*	Quintiles Transnational Holdings, Inc	748,760
19,457	*	Relypsa, Inc	621,457
47,907	*,e	Sangamo Biosciences, Inc	303,251
46,751	*,e	Sarepta Therapeutics, Inc	1,181,865
43,938	*	Sucampo Pharmaceuticals, Inc (Class A)	516,272
3,836	*,e	TESARO, Inc	357,669
131,438		Thermo Electron Corp	20,877,612
69,864	*	Vertex Pharmaceuticals, Inc	6,776,808
23,584	*	Waters Corp	3,748,205
167,218		Zoetis Inc	8,439,492
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	290,040,447

REAL ESTATE - 5.0%
27,911	*,e	Altisource Portfolio Solutions S.A.	649,210
8,135		American Campus Communities, Inc	439,859
168,470		American Tower Corp	19,503,772
616,689		Annaly Capital Management, Inc	6,771,245
50,428		Apollo Commercial Real Estate Finance, Inc	819,455
1,000		AvalonBay Communities, Inc	185,650
48,024		Boston Properties, Inc	6,825,651
78,489	*	CBRE Group, Inc	2,233,012
17,160		Coresite Realty	1,416,215
138,457		Crown Castle International Corp	13,434,483
2,518	e	Digital Realty Trust, Inc	263,030
8,358		Douglas Emmett, Inc	317,938
58,576		Duke Realty Corp	1,686,403
19,736		Dynex Capital, Inc	138,547
4,378		Easterly Government Properties, Inc	89,705
22,025		Equinix, Inc	8,212,462
515		Equity One, Inc	17,134
73,501		Equity Residential	4,997,333
3,961		Federal Realty Investment Trust	672,182
33,420		First Industrial Realty Trust, Inc	984,887
1,693		Forest City Realty Trust, Inc	40,039
540		Franklin Street Properties Corp	6,923
219,210		HCP, Inc	8,599,608
4,940		Healthcare Realty Trust, Inc	178,630
290,281		Host Marriott Corp	5,149,585
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,700		Invesco Mortgage Capital, Inc	$67,680
50,982		Iron Mountain, Inc	2,100,968
19,343	*	iStar Financial, Inc	200,394
8		Jones Lang LaSalle, Inc	876
266		Kilroy Realty Corp	19,474
15,135		Liberty Property Trust	626,286
20,078		Macerich Co	1,791,761
540		Piedmont Office Realty Trust, Inc	11,848
3,580		Post Properties, Inc	227,652
211,234		Prologis, Inc	11,510,141
140		PS Business Parks, Inc	15,525
17,758		Resource Capital Corp	241,686
2,009		RMR Group, Inc	68,396
34,457		Ryman Hospitality Properties	1,937,862
99,178		Simon Property Group, Inc	22,517,373
500		UDR, Inc	18,615
39,642		Ventas, Inc	3,019,135
55,605		Vornado Realty Trust	5,971,977
297		Washington REIT	10,184
75,037		Welltower, Inc	5,952,685
14,848		Weyerhaeuser Co	485,827
		TOTAL REAL ESTATE	140,429,303

RETAILING - 3.8%
43,282	*	1-800-FLOWERS.COM, Inc (Class A)	395,165
2,432		Aaron’s, Inc	58,246
50,729	e	American Eagle Outfitters, Inc	909,064
15,901	*	AutoZone, Inc	12,942,937
79,998	*	Bed Bath & Beyond, Inc	3,595,910
53,182		Best Buy Co, Inc	1,786,915
13,087		Big 5 Sporting Goods Corp	138,199
12,445		Blue Nile, Inc	361,652
250	e	Buckle, Inc	6,847
2,688	*	Cabela’s, Inc	138,781
37,531	*,e	Carmax, Inc	2,186,556
9		Chico’s FAS, Inc	108
31,608		Dollar General Corp	2,994,542
13,497		DSW, Inc (Class A)	327,437
1,820		Finish Line, Inc (Class A)	39,549
7,586	*	Francesca’s Holdings Corp	96,418
19,597	*	FTD Cos, Inc	496,000
204,445	e	Gap, Inc	5,272,637
8,830		GNC Holdings, Inc	180,220
306,034	*	Groupon, Inc	1,475,084
18,815		Haverty Furniture Cos, Inc	346,760
11,044		HSN, Inc	565,011
15,620		Kirkland’s, Inc	238,049
93,965		Kohl’s Corp	3,908,004
15,394	*,e	Lands’ End, Inc	218,749
7,610	*	LKQ Corp	261,708
273,974		Lowe’s Companies, Inc	22,542,581
4,455	*	MarineMax, Inc	89,991
168,389	*	NetFlix, Inc	15,365,496
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,766	e	Nordstrom, Inc	$1,183,860
17,354		Nutri/System, Inc	513,331
96,086	*	Office Depot, Inc	332,458
2,957		Outerwall, Inc	155,716
11,877	*	Overstock.com, Inc	193,595
22,310	e	PetMed Express, Inc	462,486
12,005	e	Pier 1 Imports, Inc	61,466
141,284		Ross Stores, Inc	8,735,590
5,448	*	Sally Beauty Holdings, Inc	159,790
12,547		Shoe Carnival, Inc	330,112
38,323	*	Shutterfly, Inc	2,038,400
51,473	e	Stage Stores, Inc	305,235
226,633		Staples, Inc	2,105,421
23,591		Stein Mart, Inc	202,883
6,435	e	Tiffany & Co	415,186
15,754		Tractor Supply Co	1,443,854
17,401	*	Ulta Salon Cosmetics & Fragrance, Inc	4,545,315
17,585	*	Vitamin Shoppe, Inc	514,537
84,326	*,e	Wayfair, Inc	3,668,181
5		Williams-Sonoma, Inc	270
860		Winmark Corp	86,490
		TOTAL RETAILING	104,392,792

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
25,961	*,e	Advanced Micro Devices, Inc	178,093
43,692		Analog Devices, Inc	2,788,860
644,987		Applied Materials, Inc	16,956,708
11,151	*	Cirrus Logic, Inc	541,827
24,001	*	Integrated Device Technology, Inc	527,782
913,426		Intel Corp	31,842,031
8,578		Lam Research Corp	770,047
116,799		Nvidia Corp	6,669,223
217,373	*	ON Semiconductor Corp	2,180,251
43,222		Skyworks Solutions, Inc	2,853,517
35,399	*,e	SunPower Corp	516,117
314,952		Texas Instruments, Inc	21,967,902
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,792,358

SOFTWARE & SERVICES - 13.9%
189,040		Accenture plc	21,325,603
25,826	*	Actua Corp	257,744
44,460	*	Alphabet, Inc (Class A)	35,182,976
45,787	*	Alphabet, Inc (Class C)	35,200,588
53,423	*,e	Angie’s List, Inc	432,192
687	*	Aspen Technology, Inc	28,778
78,354	*	Autodesk, Inc	4,658,145
114,577		Automatic Data Processing, Inc	10,191,624
39,970		Blackbaud, Inc	2,671,995
194,356		CA, Inc	6,734,435
2,010	*	Cimpress NV	190,548
16,964	*	Citrix Systems, Inc	1,512,001
265,272	*	Cognizant Technology Solutions Corp (Class A)	15,250,487
34,741	*	comScore, Inc	901,529
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,337		Convergys Corp	$142,231
18,210		CSG Systems International, Inc	733,135
6,960	*	DHI Group, Inc	50,738
21,148	*	Ellie Mae, Inc	1,947,942
6,786	*	ExlService Holdings, Inc	335,975
5,777		Fair Isaac Corp	731,599
128,323	*,e	Glu Mobile, Inc	300,276
10,911	*	inContact, Inc	151,663
10,181	*	Infoblox, Inc	190,588
192,115		International Business Machines Corp	30,857,511
146,445		Intuit, Inc	16,253,931
56,238		j2 Global, Inc	3,758,948
14,246		Jack Henry & Associates, Inc	1,271,456
23,371	*	LogMeIn, Inc	2,007,803
35,770	*	Manhattan Associates, Inc	2,076,449
44,849	*	Marketo, Inc	1,577,788
258,322		MasterCard, Inc (Class A)	24,602,587
1,022,212		Microsoft Corp	57,938,976
233,110	*	Monster Worldwide, Inc	589,768
10,078	*,e	NeuStar, Inc (Class A)	253,865
20,573	*	New Relic, Inc	708,534
692,438		Oracle Corp	28,417,656
29,033	*	Perficient, Inc	645,113
16,107	*	QLIK Technologies, Inc	486,431
27,258	*	Qualys, Inc	855,629
80,699	*,e	Quotient Technology, Inc	1,021,649
5,925	*	Rackspace Hosting, Inc	138,823
44,082	*	RetailMeNot, Inc	368,085
24,564	*	RingCentral, Inc	565,709
2,916	*	Rovi Corp	54,850
242,063	*	Salesforce.com, Inc	19,800,753
96,222	*	ServiceSource International LLC	434,923
19,678	*	SPS Commerce, Inc	1,246,011
24,141	*	Sykes Enterprises, Inc	740,887
391,408		Symantec Corp	7,996,465
3,876	*	Syntel, Inc	175,622
6,951	*	Tangoe, Inc	56,234
8,168	*	Teradata Corp	231,808
21,915	*	Tyler Technologies, Inc	3,572,583
9,913	*	Ultimate Software Group, Inc	2,072,808
4,890	*,e	Unisys Corp	48,460
5,290	*,e	Vasco Data Security International	88,396
51,056	*	Website Pros, Inc	962,916
85,455	*	Workday, Inc	7,121,820
1,051,874		Xerox Corp	10,834,302
459,974	*	Yahoo!, Inc	17,566,407
		TOTAL SOFTWARE & SERVICES	386,524,748

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
1,610		Adtran, Inc	29,302
11,247	*,e	Arista Networks, Inc	801,574
1,070		Belden CDT, Inc	78,335
1,524	*	Benchmark Electronics, Inc	35,723
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,451	*	Calix, Inc	$57,522
1,064,563		Cisco Systems, Inc	32,501,108
3,629		Cognex Corp	163,922
180	*	Coherent, Inc	19,089
141,705		Corning, Inc	3,148,685
49,456	*	Cray, Inc	1,560,831
6,785		Daktronics, Inc	43,899
2,946		Electro Rent Corp	45,575
662,685		EMC Corp	18,740,732
3,097	*	FARO Technologies, Inc	108,023
1,110		FEI Co	118,126
40,091	*	Finisar Corp	752,107
513,508		Hewlett Packard Enterprise Co	10,793,938
645,011		HP, Inc	9,036,604
107,460		Ingram Micro, Inc (Class A)	3,679,430
2,970	*	Insight Enterprises, Inc	79,002
5,777		InterDigital, Inc	341,132
11,694	*	IPG Photonics Corp	985,687
350	*	Itron, Inc	14,942
16,051		Jabil Circuit, Inc	326,638
20,384		Lexmark International, Inc (Class A)	747,481
212		Littelfuse, Inc	26,504
6,814		Methode Electronics, Inc	238,694
78,575		Motorola, Inc	5,451,534
417		National Instruments Corp	11,960
18,944	*	Netgear, Inc	974,290
3,309	*	Novanta, Inc	51,984
500	*	OSI Systems, Inc	29,735
281	*	Plexus Corp	12,909
55,004	*	QLogic Corp	853,662
610	*	Rofin-Sinar Technologies, Inc	19,276
12,991	*	Scansource, Inc	533,021
27,291	*	Sonus Networks, Inc	235,248
22,364	*	Super Micro Computer, Inc	481,944
502		SYNNEX Corp	50,466
11,298	*	Tech Data Corp	880,453
3,218	*	TTM Technologies, Inc	32,019
12,928	*	Universal Display Corp	915,820
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	95,008,926

TELECOMMUNICATION SERVICES - 2.2%
35,353	*	Boingo Wireless, Inc	323,834
373,371		CenturyTel, Inc	11,738,784
58,198	*	Cincinnati Bell, Inc	290,990
2,650		Consolidated Communications Holdings, Inc	74,068
3,579	*	Fairpoint Communications, Inc	57,944
16,965	*	General Communication, Inc (Class A)	261,091
3,026		IDT Corp (Class B)	46,177
67,259	*,e	Iridium Communications, Inc	603,986
34,387	*	Level 3 Communications, Inc	1,739,982
3,379	*	Lumos Networks Corp	39,534
835,162	*	Sprint Corp	5,127,895
751,340		Verizon Communications, Inc	41,631,749
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

100,781	*	Vonage Holdings Corp	$597,631
		TOTAL TELECOMMUNICATION SERVICES	62,533,665

TRANSPORTATION - 2.7%
158		Allegiant Travel Co	20,504
310		Arkansas Best Corp	5,800
42,330	*	Avis Budget Group, Inc	1,554,781
490		CH Robinson Worldwide, Inc	34,114
263,863		CSX Corp	7,475,239
152,360		Delta Air Lines, Inc	5,903,950
4,220	*	Echo Global Logistics, Inc	104,487
8		Expeditors International of Washington, Inc	395
200	*	Hertz Global Holdings, Inc	9,736
180		Landstar System, Inc	12,688
103,126		Norfolk Southern Corp	9,258,652
9		Ryder System, Inc	593
357,983		Southwest Airlines Co	13,248,951
176,809		Union Pacific Corp	16,452,078
205,552		United Parcel Service, Inc (Class B)	22,220,171
		TOTAL TRANSPORTATION	76,302,139

UTILITIES - 3.2%
12,632		American Water Works Co, Inc	1,043,151
91,114		Centerpoint Energy, Inc	2,179,447
180,018		Consolidated Edison, Inc	14,415,842
134,463		Dominion Resources, Inc	10,490,803
13,823		Edison International	1,069,624
136,459		Eversource Energy	7,981,487
10,413		ITC Holdings Corp	481,601
13,718		New Jersey Resources Corp	510,858
2,044		Northwest Natural Gas Co	132,737
290		Ormat Technologies, Inc	13,236
69,649		Piedmont Natural Gas Co, Inc	4,165,010
8,480		Pinnacle West Capital Corp	668,818
43,640		Public Service Enterprise Group, Inc	2,007,876
103,815		Sempra Energy	11,614,822
37,448		South Jersey Industries, Inc	1,193,842
362,606		Southern Co	19,399,421
1,260		Vectren Corp	65,180
143,732		WEC Energy Group, Inc	9,329,644
14,518		WGL Holdings, Inc	1,027,729
38,029		Xcel Energy, Inc	1,672,516
		TOTAL UTILITIES	89,463,644

		TOTAL COMMON STOCKS	2,775,245,698
		(Cost $2,118,541,595)
73

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 0.2%
$4,650,000	Federal Home Loan Bank (FHLB)	0.150%	08/01/16	$4,650,000
	TOTAL GOVERNMENT AGENCY DEBT			4,650,000

TREASURY DEBT - 0.1%
800,000	United States Treasury Bill	0.196	08/04/16	799,992
3,100,000	United States Treasury Bill	0.252	09/15/16	3,099,157
	TOTAL TREASURY DEBT			3,899,149

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
GOVERNMENT AGENCY DEBT - 0.1%
3,000,000	Federal Home Loan Bank (FHLB)	0.290	8/29/16	2,999,323
	TOTAL GOVERNMENT AGENCY DEBT			2,999,323

TREASURY DEBT - 1.8%
20,000,000	United States Treasury Bill	0.245	8/11/16	19,998,639
17,000,000	United States Treasury Bill	0.315	8/18/16	16,997,471
13,000,000	United States Treasury Bill	0.186	8/25/16	12,998,227
	TOTAL TREASURY DEBT			49,994,337

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			52,993,660

	TOTAL SHORT-TERM INVESTMENTS			61,542,809
	(Cost $61,542,671)
	TOTAL INVESTMENTS - 101.9%			2,836,788,507
	(Cost $2,180,084,266)
	OTHER ASSETS & LIABILITIES, NET - (1.9)%			(53,926,789)
	NET ASSETS - 100.0%			$2,782,861,718

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $60,605,987.
74

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.5%
29,505		Ford Motor Co	$373,533
499		Harley-Davidson, Inc	26,407
3,549		Johnson Controls, Inc	162,970
1,043	*	Tesla Motors, Inc	244,886
		TOTAL AUTOMOBILES & COMPONENTS	807,796

BANKS - 3.8%
144		Arrow Financial Corp	4,549
189		Banner Corp	7,889
8,892		BB&T Corp	327,848
756		Boston Private Financial Holdings, Inc	9,163
13		Bryn Mawr Bank Corp	381
550		Centerstate Banks of Florida, Inc	9,163
7,481		Citizens Financial Group, Inc	167,051
470		CoBiz, Inc	5,804
1,733		Comerica, Inc	78,401
129		Federal Agricultural Mortgage Corp (Class C)	4,957
227		First Bancorp (NC)	4,249
379		First Commonwealth Financial Corp	3,657
4,963		First Niagara Financial Group, Inc	50,523
420		Hanmi Financial Corp	10,298
236	*	HomeTrust Bancshares, Inc	4,338
4,079		Keycorp	47,724
611		LegacyTexas Financial Group, Inc	17,426
262		Live Oak Bancshares, Inc	3,435
2,047		M&T Bank Corp	234,504
940	*	MGIC Investment Corp	6,759
596		OFG Bancorp	6,324
230		Opus Bank	7,424
1,674		PacWest Bancorp	69,220
215		Peoples Bancorp, Inc	4,827
742	*	PHH Corp	10,841
4,278		PNC Financial Services Group, Inc	353,577
894		Popular, Inc	30,119
288		Southside Bancshares, Inc	8,810
301	*	The Bancorp, Inc	1,595
283		Trico Bancshares	7,364
344		Union Bankshares Corp	9,233
9,944		US Bancorp	419,338
337	*	Walter Investment Management Corp	967
963		Wilshire Bancorp, Inc	10,343
2,841		Zions Bancorporation	79,207
		TOTAL BANKS	2,017,308
75

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.9%
2,844		3M Co	$507,256
589		Acuity Brands, Inc	154,571
143		Advanced Drainage Systems, Inc	3,820
174		Allegion plc	12,596
185		Argan, Inc	8,534
1,484		BE Aerospace, Inc	70,987
1,123	*	Builders FirstSource, Inc	14,476
4,576		Caterpillar, Inc	378,710
402	*	Chart Industries, Inc	12,068
1,453		Chicago Bridge & Iron Co NV	49,126
2,230		Cummins, Inc	273,777
4,613		Danaher Corp	375,682
162		Deere & Co	12,589
846	*	DigitalGlobe, Inc	22,808
2,242		Dover Corp	160,146
179	*	DXP Enterprises, Inc	2,979
5,121		Eaton Corp	324,723
409	*	Esterline Technologies Corp	24,879
1,362		Fastenal Co	58,226
517		Granite Construction, Inc	25,736
407		H&E Equipment Services, Inc	7,578
1,347		Hexcel Corp	58,150
2,929		Illinois Tool Works, Inc	338,007
1,078		Ingersoll-Rand plc	71,428
1,216		ITT, Inc	38,559
616		Kennametal, Inc	15,314
406	*	KEYW Holding Corp	4,157
218		Lincoln Electric Holdings, Inc	13,529
4,873		Masco Corp	177,767
227	*	MYR Group, Inc	5,600
668	*	Navistar International Corp	8,564
1,431	*	NOW, Inc	26,202
930		Parker Hannifin Corp	106,197
2,318		Pentair plc	147,935
1,497	*	Plug Power, Inc	2,680
1,697		Rockwell Automation, Inc	194,137
1,849		Rockwell Collins, Inc	156,462
95	*	Rush Enterprises, Inc (Class A)	2,183
245	*	Titan Machinery, Inc	2,746
745	*	TransDigm Group, Inc	208,242
546		Triton International Ltd	9,167
1,251	*	United Rentals, Inc	99,667
107	*	Veritiv Corp	4,518
745		Woodward Governor Co	43,612
		TOTAL CAPITAL GOODS	4,236,090

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,327	*	ACCO Brands Corp	14,915
668		Brady Corp (Class A)	21,470
1,566	*	Copart, Inc	78,989
212		Deluxe Corp	14,329
1,188		Equifax, Inc	157,362
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

165		Heidrick & Struggles International, Inc	$3,211
154		KAR Auction Services, Inc	6,587
277		Kforce, Inc	4,947
270		Manpower, Inc	18,738
237	*	Mistras Group, Inc	5,939
636	*	Navigant Consulting, Inc	12,536
2,630		Pitney Bowes, Inc	50,785
2,903		R.R. Donnelley & Sons Co	52,022
500	*	RPX Corp	5,035
259	*	Team, Inc	7,151
367	*	TrueBlue, Inc	8,195
2,540		Tyco International plc	115,748
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	577,959

CONSUMER DURABLES & APPAREL - 1.0%
433		CalAtlantic Group, Inc	15,679
818		Coach, Inc	35,264
5		Hasbro, Inc	406
1,089	*	Kate Spade & Co	23,620
4,256		Mattel, Inc	142,065
132	*	Michael Kors Holdings Ltd	6,827
156		Movado Group, Inc	3,524
5,468		Nike, Inc (Class B)	303,474
36	*	Under Armour, Inc (Class A)	1,421
		TOTAL CONSUMER DURABLES & APPAREL	532,280

CONSUMER SERVICES - 2.1%
214	*	American Public Education, Inc	6,129
608	*	Caesars Acquisition Co	6,542
195		Carriage Services, Inc	4,740
7,399		Hilton Worldwide Holdings, Inc	171,583
203	*	Intrawest Resorts Holdings Inc	2,952
1,230	*	LifeLock, Inc	20,578
4,179		McDonald’s Corp	491,659
120		Royal Caribbean Cruises Ltd	8,693
26		Six Flags Entertainment Corp	1,466
7,289		Starbucks Corp	423,127
		TOTAL CONSUMER SERVICES	1,137,469

DIVERSIFIED FINANCIALS - 5.4%
5,875		American Express Co	378,703
9,040		Bank of New York Mellon Corp	356,176
1,005		BlackRock, Inc	368,081
11,827		Charles Schwab Corp	336,123
3,226		CME Group, Inc	329,826
4,739		Discover Financial Services	269,365
237	*	Encore Capital Group, Inc	5,785
1,863		Franklin Resources, Inc	67,422
619		IntercontinentalExchange Group, Inc	163,540
33		Invesco Ltd	963
339	*	NewStar Financial, Inc	3,465
643	*	On Deck Capital, Inc	3,344
278	*	Pico Holdings, Inc	2,802
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,812		S&P Global, Inc	$343,626
250	*	Safeguard Scientifics, Inc	3,230
3,655		State Street Corp	240,426
84		Virtus Investment Partners, Inc	7,080
550		WisdomTree Investments, Inc	5,467
		TOTAL DIVERSIFIED FINANCIALS	2,885,424

ENERGY - 3.4%
316		Alon USA Energy, Inc	2,234
844		Archrock, Inc	7,520
786		Atwood Oceanics, Inc	8,394
6,219		Baker Hughes, Inc	297,455
422		Bristow Group, Inc	4,562
238		CARBO Ceramics, Inc	3,356
635	*	Clean Energy Fuels Corp	1,899
859		Delek US Holdings, Inc	10,755
507	*	Dril-Quip, Inc	27,596
421	*	Exterran Corp	5,355
778	*	Fairmount Santrol Holdings, Inc	5,329
3,228	*	FMC Technologies, Inc	81,927
719	*	Forum Energy Technologies, Inc	11,741
419		Frank’s International NV	5,162
461		Green Plains Renewable Energy, Inc	10,455
1,284	*	Helix Energy Solutions Group, Inc	10,195
368	*	Matrix Service Co	6,098
3,345	*	McDermott International, Inc	17,327
5,422		National Oilwell Varco, Inc	175,402
114	*	Natural Gas Services Group, Inc	2,863
1,020	*	Newpark Resources, Inc	6,446
1,364		Oceaneering International, Inc	38,028
721	*	Oil States International, Inc	22,293
2,966		Oneok, Inc	132,847
1,483	*	Parker Drilling Co	3,070
1,362		PBF Energy, Inc	30,427
148	*	PHI, Inc	2,859
444	*	Renewable Energy Group, Inc	4,329
108	*	RigNet, Inc	1,291
1,751		Rowan Cos plc	26,685
697	*	RPC, Inc	10,100
6,563		Schlumberger Ltd	528,453
226	*	SEACOR Holdings, Inc	12,774
348		Tesco Corp	2,300
1,759		Tesoro Corp	133,948
981	*	Tetra Technologies, Inc	5,896
570		Tidewater, Inc	2,434
887		US Silica Holdings Inc	30,575
12,505	*	Weatherford International Ltd	71,028
863		Western Refining, Inc	17,994
1,009		World Fuel Services Corp	48,028
		TOTAL ENERGY	1,827,430

FOOD & STAPLES RETAILING - 0.3%
251		Casey’s General Stores, Inc	33,519
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

281		Pricesmart, Inc	$21,884
3,463		Whole Foods Market, Inc	105,552
		TOTAL FOOD & STAPLES RETAILING	160,955

FOOD, BEVERAGE & TOBACCO - 5.2%
402	*	Amplify Snack Brands, Inc	5,732
871		Bunge Ltd	57,347
15,145		Coca-Cola Co	660,776
144	*	Darling International, Inc	2,272
309	*	Freshpet, Inc	2,701
4,981		General Mills, Inc	358,084
3,187		Kellogg Co	263,597
4,415		Kraft Heinz Co	381,412
351	*	Landec Corp	4,036
219		Mead Johnson Nutrition Co	19,535
9,382		Mondelez International, Inc	412,621
5,810		PepsiCo, Inc	632,825
81	*	Seneca Foods Corp	3,173
		TOTAL FOOD, BEVERAGE & TOBACCO	2,804,111

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
1,028	*	Acadia Healthcare Co, Inc	58,082
407		Aceto Corp	10,464
374	*	Amedisys, Inc	20,028
1,015		AmerisourceBergen Corp	86,468
428	*	AMN Healthcare Services, Inc	18,104
332	*	Angiodynamics, Inc	5,508
2,566		Anthem, Inc	337,018
539	*	athenahealth, Inc	68,879
435	*	AtriCure, Inc	6,608
1,978		Becton Dickinson & Co	348,128
2,526	*	Brookdale Senior Living, Inc	46,655
388	*	Capital Senior Living Corp	7,558
3,898		Cardinal Health, Inc	325,873
441	*	Cardiovascular Systems, Inc	8,648
758	*	Centene Corp	53,477
549	*	Cerus Corp	4,057
2,452		Cigna Corp	316,210
423	*	Cross Country Healthcare, Inc	6,184
272		DENTSPLY SIRONA, Inc	17,419
641	*	Diplomat Pharmacy, Inc	23,031
2,459	*	Edwards Lifesciences Corp	281,605
1,172	*	Envision Healthcare Holdings, Inc	28,820
376	*	GenMark Diagnostics, Inc	4,004
295		Healthsouth Corp	12,700
420	*	Healthways, Inc	7,073
63	*	Henry Schein, Inc	11,402
3,700	*	Hologic, Inc	142,413
1,775		Humana, Inc	306,276
1,097		Kindred Healthcare, Inc	13,449
126		Landauer, Inc	5,257
198	*	LHC Group, Inc	8,962
20	*	Merit Medical Systems, Inc	469
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

479	*	Omnicell, Inc	$18,528
487	*	OraSure Technologies, Inc	3,321
373	*	PharMerica Corp	9,907
171	*	Providence Service Corp	8,271
351	*	Quidel Corp	8,003
557	*	Spectranetics Corp	12,911
347	*	Staar Surgical Co	2,373
278	*	Teladoc, Inc	4,848
655		Universal American Corp	5,017
222	*	Vascular Solutions, Inc	10,183
335	*	Vocera Communications, Inc	4,955
1,379	*	Wright Medical Group NV	30,241
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,709,387

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
14		Clorox Co	1,835
5,580		Colgate-Palmolive Co	415,319
1,530		Kimberly-Clark Corp	198,212
65		Medifast, Inc	2,289
96		Natural Health Trends Corp	3,225
9,358		Procter & Gamble Co	800,951
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,421,831

INSURANCE - 4.8%
4,451		Aflac, Inc	321,718
3,634		Allstate Corp	248,311
3,136		Chubb Ltd	392,815
6,953	*	Genworth Financial, Inc (Class A)	19,886
3,960		Hartford Financial Services Group, Inc	157,806
3,972		Loews Corp	164,163
5,103		Marsh & McLennan Cos, Inc	335,522
276		Principal Financial Group	12,870
7,220		Progressive Corp	234,722
4,439		Prudential Financial, Inc	334,213
2,873		Travelers Cos, Inc	333,900
		TOTAL INSURANCE	2,555,926

MATERIALS - 4.1%
398		A. Schulman, Inc	11,665
1,568		Albemarle Corp	131,979
2,295	*	Axalta Coating Systems Ltd	65,522
441		Balchem Corp	28,167
2,413		Ball Corp	170,527
2,119		Celanese Corp (Series A)	134,387
469		Compass Minerals International, Inc	32,638
2,078		Eastman Chemical Co	135,548
2,784		Ecolab, Inc	329,570
1,152	*	Ferro Corp	14,930
697	*	Flotek Industries, Inc	9,897
138		Hawkins, Inc	5,898
256		Innophos Holdings, Inc	11,023
708		International Paper Co	32,433
757		Kapstone Paper and Packaging Corp	10,810
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

416	*	Kraton Polymers LLC	$12,443
275		Materion Corp	7,263
488		Minerals Technologies, Inc	31,847
4,942		Mosaic Co	133,434
211		Myers Industries, Inc	3,154
1,176		PolyOne Corp	41,242
3,075		PPG Industries, Inc	321,983
906		Royal Gold, Inc	76,593
361		Schnitzer Steel Industries, Inc (Class A)	7,036
1,815		Sealed Air Corp	85,632
1,059		Sherwin-Williams Co	317,414
385		Trinseo S.A.	19,169
981		WestRock Co	42,095
		TOTAL MATERIALS	2,224,299

MEDIA - 3.3%
1,560	*	Charter Communications, Inc	366,398
479		Clear Channel Outdoor Holdings, Inc (Class A)	3,348
2,724	*	Discovery Communications, Inc (Class C)	66,847
328	*	DreamWorks Animation SKG, Inc (Class A)	13,438
331		Entercom Communications Corp (Class A)	4,836
900		Entravision Communications Corp (Class A)	6,534
1,647		Gannett Co, Inc	21,016
857	*	Gray Television, Inc	8,484
448		John Wiley & Sons, Inc (Class A)	25,850
358	*	Liberty Broadband Corp (Class A)	22,486
1,464	*	Liberty Broadband Corp (Class C)	92,686
1,461	*	Media General, Inc	25,699
916		New York Times Co (Class A)	11,890
1,143		Scripps Networks Interactive (Class A)	75,506
572		Sinclair Broadcast Group, Inc (Class A)	15,913
5,188		Time Warner, Inc	397,660
6,536		Walt Disney Co	627,129
		TOTAL MEDIA	1,785,720

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
1,260	*	Acadia Pharmaceuticals, Inc	46,670
2,571		Agilent Technologies, Inc	123,691
1,169	*	Akorn, Inc	40,015
650	*	Alexion Pharmaceuticals, Inc	83,590
3,081		Amgen, Inc	530,025
2,478	*	Ariad Pharmaceuticals, Inc	23,566
438	*	Biogen Idec, Inc	126,989
7,414		Bristol-Myers Squibb Co	554,641
282	*	Cambrex Corp	14,780
3,045	*	Celgene Corp	341,619
1,207	*	Celldex Therapeutics, Inc	5,576
573	*	Cempra, Inc	10,297
606	*	Chimerix, Inc	2,418
845	*	Depomed, Inc	16,030
356	*	Fluidigm Corp	3,756
6,316		Gilead Sciences, Inc	501,933
868	*	Immunomedics, Inc	2,300
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

879	*	Inovio Pharmaceuticals, Inc	$8,684
351	*	Intersect ENT, Inc	5,560
460	*	Intra-Cellular Therapies, Inc	18,768
1,812	*	Ironwood Pharmaceuticals, Inc	25,604
8,586		Johnson & Johnson	1,075,225
71	*	Kite Pharma, Inc	4,021
10,983		Merck & Co, Inc	644,263
869	*	Momenta Pharmaceuticals, Inc	9,785
1,839	*	Nektar Therapeutics	31,796
711	*	Prestige Brands Holdings, Inc	38,038
920	*	Progenics Pharmaceuticals, Inc	5,382
486	*	Prothena Corp plc	26,754
522	*	Relypsa, Inc	16,673
241	*	Revance Therapeutics, Inc	3,251
366	*	Sage Therapeutics, Inc	16,419
907	*	Sangamo Biosciences, Inc	5,741
543	*	Sarepta Therapeutics, Inc	13,727
117	*	Spark Therapeutics, Inc	6,779
224	*	Sucampo Pharmaceuticals, Inc (Class A)	2,632
101	*	TESARO, Inc	9,417
475	*	Theravance Biopharma, Inc	12,117
2,560		Thermo Electron Corp	406,630
482	*	Ultragenyx Pharmaceutical, Inc	30,501
274	*	Versartis, Inc	3,151
278	*	Vertex Pharmaceuticals, Inc	26,966
6,207		Zoetis Inc	313,267
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,189,047

REAL ESTATE - 5.6%
114	*	Altisource Portfolio Solutions S.A.	2,652
3,211		American Tower Corp	371,737
11,079		Annaly Capital Management, Inc	121,647
130		AvalonBay Communities, Inc	24,135
542		Chimera Investment Corp	9,095
1,702		Communications Sales & Leasing, Inc	52,898
3,468		Crown Castle International Corp	336,500
2,026		CYS Investments, Inc	18,133
641		Dynex Capital, Inc	4,500
314		Easterly Government Properties, Inc	6,434
845		Equinix, Inc	315,075
1,774		Equity Residential	120,614
822		Host Marriott Corp	14,582
364	*	iStar Financial, Inc	3,771
1,297		Kennedy-Wilson Holdings, Inc	27,302
2,544		NorthStar Realty Finance Corp	34,090
1,014		Parkway Properties, Inc	17,613
6,072		Prologis, Inc	330,863
386		Resource Capital Corp	5,254
96		RMR Group, Inc	3,268
1,881		Simon Property Group, Inc	427,062
725	*	St. Joe Co	13,362
181	*	Tejon Ranch Co	4,755
619		Tier REIT, Inc	10,789
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,871		Ventas, Inc	$142,495
4,100		Welltower, Inc	325,253
8,524		Weyerhaeuser Co	278,905
		TOTAL REAL ESTATE	3,022,784

RETAILING - 3.2%
304	*	1-800-FLOWERS.COM, Inc (Class A)	2,775
105	*	AutoZone, Inc	85,467
495		Best Buy Co, Inc	16,632
246		Big 5 Sporting Goods Corp	2,598
139		Blue Nile, Inc	4,039
694	*	Cabela’s, Inc	35,831
1,257		Dollar General Corp	119,088
1,406	*	Etsy, Inc	14,144
241	*	FTD Cos, Inc	6,100
1,527		Gap, Inc	39,381
5,452	*	Groupon, Inc	26,279
275		Haverty Furniture Cos, Inc	5,068
424		HSN, Inc	21,692
207		Kirkland’s, Inc	3,155
515		Kohl’s Corp	21,419
142	*	Lands’ End, Inc	2,018
5,278		Lowe’s Companies, Inc	434,274
3,789	*	NetFlix, Inc	345,746
389		Nutri/System, Inc	11,507
7,619	*	Office Depot, Inc	26,362
210		Outerwall, Inc	11,059
146	*	Overstock.com, Inc	2,380
1,100		Pier 1 Imports, Inc	5,632
3,775		Ross Stores, Inc	233,408
493	*	Shutterfly, Inc	26,223
328		Stage Stores, Inc	1,945
8,956		Staples, Inc	83,201
417		Stein Mart, Inc	3,586
463	*	Ulta Salon Cosmetics & Fragrance, Inc	120,940
305	*	Vitamin Shoppe, Inc	8,924
422	*	Wayfair, Inc	18,357
		TOTAL RETAILING	1,739,230

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
9,072	*	Advanced Micro Devices, Inc	62,234
12,276		Applied Materials, Inc	322,736
952		Brooks Automation, Inc	11,929
18,623		Intel Corp	649,198
4,174		Nvidia Corp	238,335
756	*	SunPower Corp	11,022
6,245		Texas Instruments, Inc	435,589
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,731,043

SOFTWARE & SERVICES - 13.2%
3,780		Accenture plc	426,422
492	*	Actua Corp	4,910
869	*	Alphabet, Inc (Class A)	687,674
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

881	*	Alphabet, Inc (Class C)	$677,304
378	*	Angie’s List, Inc	3,058
1,479	*	Autodesk, Inc	87,927
3,893		Automatic Data Processing, Inc	346,282
312	*	Black Knight Financial Services, Inc	12,121
653		Blackbaud, Inc	43,653
428	*	Cimpress NV	40,574
4,878	*	Cognizant Technology Solutions Corp (Class A)	280,436
665	*	comScore, Inc	17,257
634	*	DHI Group, Inc	4,622
429	*	Euronet Worldwide, Inc	32,716
1,463	*	Glu Mobile, Inc	3,423
210	*	Interactive Intelligence, Inc	11,329
3,683		International Business Machines Corp	591,563
1,795		Intuit, Inc	199,227
640		j2 Global, Inc	42,778
348	*	LogMeIn, Inc	29,897
575	*	Marketo, Inc	20,228
5,033		MasterCard, Inc (Class A)	479,343
22,542		Microsoft Corp	1,277,681
812	*	Monster Worldwide, Inc	2,054
294	*	New Relic, Inc	10,125
13,275		Oracle Corp	544,806
431	*	Perficient, Inc	9,577
376	*	Qualys, Inc	11,803
898	*	Quotient Technology, Inc	11,369
1,527	*	Rackspace Hosting, Inc	35,778
332	*	RetailMeNot, Inc	2,772
811	*	RingCentral, Inc	18,677
80	*	Rovi Corp	1,505
4,631	*	Salesforce.com, Inc	378,816
526	*	ServiceSource International LLC	2,377
507	*	Silver Spring Networks, Inc	6,373
217	*	SPS Commerce, Inc	13,740
1,699		Symantec Corp	34,711
351	*	Tangoe, Inc	2,840
1,481	*	Teradata Corp	42,031
611	*	Unisys Corp	6,055
125	*	Vasco Data Security International	2,089
533	*	Website Pros, Inc	10,052
1,652	*	Workday, Inc	137,678
14,275		Xerox Corp	147,032
8,740	*	Yahoo!, Inc	333,781
		TOTAL SOFTWARE & SERVICES	7,086,466

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
526	*	Arista Networks, Inc	37,488
400	*	Calix, Inc	3,088
20,385		Cisco Systems, Inc	622,354
198		Comtech Telecommunications Corp	2,588
7,289		Corning, Inc	161,962
564	*	Cray, Inc	17,800
346		Daktronics, Inc	2,239
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

233		Electro Rent Corp	$3,604
13,731		EMC Corp	388,313
16,768		Hewlett Packard Enterprise Co	352,463
22,612		HP, Inc	316,794
2,074		Ingram Micro, Inc (Class A)	71,014
862		Lexmark International, Inc (Class A)	31,609
1,390		Motorola, Inc	96,438
427	*	Netgear, Inc	21,961
1,095	*	QLogic Corp	16,994
248	*	Scansource, Inc	10,175
603	*	Sonus Networks, Inc	5,198
485	*	Super Micro Computer, Inc	10,452
478	*	Tech Data Corp	37,251
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,209,785

TELECOMMUNICATION SERVICES - 2.6%
327	*	Boingo Wireless, Inc	2,995
5,222		CenturyTel, Inc	164,180
2,783	*	Cincinnati Bell, Inc	13,915
16,332		Frontier Communications Corp	84,927
401	*	General Communication, Inc (Class A)	6,172
5,791	*	Globalstar, Inc	6,891
232		IDT Corp (Class B)	3,540
1,007	*	Iridium Communications, Inc	9,043
4,128	*	Level 3 Communications, Inc	208,877
676		Shenandoah Telecom Co	27,770
10,558	*	Sprint Corp	64,826
14,376		Verizon Communications, Inc	796,574
2,644	*	Vonage Holdings Corp	15,679
1,217		Windstream Holdings, Inc	11,330
		TOTAL TELECOMMUNICATION SERVICES	1,416,719

TRANSPORTATION - 3.1%
11,295		CSX Corp	319,987
1,017	*	Hertz Global Holdings, Inc	49,508
995		Kansas City Southern Industries, Inc	95,629
3,566		Norfolk Southern Corp	320,155
4,770		Union Pacific Corp	443,849
4,012		United Parcel Service, Inc (Class B)	433,697
750	*	Wesco Aircraft Holdings, Inc	9,638
431	*	YRC Worldwide, Inc	5,116
		TOTAL TRANSPORTATION	1,677,579

UTILITIES - 3.6%
2,516		American Water Works Co, Inc	207,771
2,475		Aqua America, Inc	85,734
6,121		Centerpoint Energy, Inc	146,414
3,953		Consolidated Edison, Inc	316,556
4,125		Edison International	319,193
4,485		Eversource Energy	262,328
1,197		New Jersey Resources Corp	44,576
538		Ormat Technologies, Inc	24,554
798		Pattern Energy Group, Inc	19,447
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES	COMPANY	VALUE

1,138	Piedmont Natural Gas Co, Inc	$68,053
2,909	Sempra Energy	325,459
655	Southwest Gas Corp	50,763
699	WGL Holdings, Inc	49,482
	TOTAL UTILITIES	1,920,330

	TOTAL COMMON STOCKS	53,676,968
	(Cost $50,175,892)

	TOTAL INVESTMENTS - 99.9%	53,676,968
	(Cost $50,175,892)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	61,244
	NET ASSETS - 100.0%	$53,738,212

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
86

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	m	Asia Pacific Investment Partners	8.000%	10/29/16	$501,735
		TOTAL HONG KONG			501,735

		TOTAL CORPORATE BONDS			501,735
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 100.0%

ARGENTINA - 1.0%
234,034	*	Grupo Supervielle S.A. (ADR)			3,171,161
165,680	*	Pampa Energia S.A. (ADR)			4,516,437
193,296		YPF S.A. (ADR) (Class D)			3,570,177
		TOTAL ARGENTINA			11,257,775

AUSTRALIA - 0.5%
929,067		Oil Search Ltd			5,091,115
		TOTAL AUSTRALIA			5,091,115

BRAZIL - 9.3%
1,173,400		Banco Bradesco S.A. (Preference)			10,263,269
1,294,069		Banco Itau Holding Financeira S.A.			13,485,872
613,700		BB Seguridade Participacoes S.A.			5,704,700
1,357,200		BM&F Bovespa S.A.			7,990,670
1,177,700		BR Malls Participacoes S.A.			5,106,854
732,472		Cielo S.A.			8,301,982
606,700		Cosan SA Industria e Comercio			6,371,248
185,817		Energisa S.A.			1,192,016
592,500		Hypermarcas S.A.			5,016,076
1,159,400		Kroton Educacional S.A.			5,163,378
285,000		Localiza Rent A Car			3,542,283
283,300		Ouro Fino Saude Animal Participacoes S.A.			3,538,629
2,854,400	*	Petroleo Brasileiro S.A.			12,333,501
2,231,200	*	Rumo Logistica Operadora Multimodal S.A.			4,211,369
230,400		Telefonica Brasil S.A.			3,498,209
739,000		Vale S.A.			4,216,475
		TOTAL BRAZIL			99,936,531

CHILE - 1.2%
1,595,582		Centros Comerciales Sudamericanos S.A.			4,540,700
12,218,191		Enersis S.A.			2,132,141
87

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

2,945,158		Parque Arauco S.A.	$6,484,611
		TOTAL CHILE	13,157,452

CHINA - 18.4%
332,341	*	Alibaba Group Holding Ltd (ADR)	27,411,486
48,794	*	Baidu, Inc (ADR)	7,787,522
6,456,000	e	Beijing Enterprises Water Group Ltd	3,929,332
4,186,000		Brilliance China Automotive Holdings Ltd	4,660,536
8,978,000	*,e,m	China Animal Healthcare Ltd	11,572
22,091,000		China Construction Bank	14,857,086
2,921,000		China Galaxy Securities Co Ltd	2,534,786
1,322,000		China Mobile Hong Kong Ltd	16,371,015
2,970,200		China Overseas Land & Investment Ltd	9,797,401
2,652,000		China Resources Land Ltd	6,614,957
4,826,000		CNOOC Ltd	5,816,452
169,867	*,e	Ctrip.com International Ltd (ADR)	7,418,092
13,164,000		Huaneng Renewables Corp Ltd	4,225,991
1,475,000	g	Huatai Securities Co Ltd	3,022,119
20,611,834		Industrial & Commercial Bank of China	11,758,857
1,927,000		Ping An Insurance Group Co of China Ltd	9,043,565
1,362,000	e	Sunny Optical Technology Group Co Ltd	5,437,321
2,036,800		Tencent Holdings Ltd	49,195,085
97,616	*	YY, Inc (ADR)	3,825,571
12,224,000		Zijin Mining Group Co Ltd	4,468,953
		TOTAL CHINA	198,187,699

CZECH REPUBLIC - 0.3%
1,107,217	*,g	Moneta Money Bank AS.	3,414,417
		TOTAL CZECH REPUBLIC	3,414,417

GREECE - 0.4%
485,513		OPAP S.A.	3,896,815
		TOTAL GREECE	3,896,815

HONG KONG - 3.6%
1,361,200		AIA Group Ltd	8,479,173
22,290	*,m	Asia Pacific Investment Partners Limited	148,925
2,874,000		China Gas Holdings Ltd	4,549,603
621,536	*,e,m	China Metal Recycling Holdings Ltd	801
717,000	*,e,g	IMAX China Holding, Inc	3,708,003
321,326		Melco Crown Entertainment Ltd (ADR)	4,485,711
22,290	*,m	Mongolian Metals Corporation	0
1,418,700		Sands China Ltd	5,428,208
1,556,000		Techtronic Industries Co	6,589,247
26,720,000		Tongda Group Holdings Ltd	5,388,476
		TOTAL HONG KONG	38,778,147

INDIA - 12.6%
223,644		Apollo Hospitals Enterprise Ltd	4,553,088
227,520		Bharat Electronics Ltd	4,208,615
677,468		Bharat Petroleum Corp Ltd	5,994,775
2,275,799		DLF Ltd	5,491,346

88

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

14,272		Eicher Motors Ltd	$4,796,675
398,879		HDFC Bank Ltd	7,424,269
32,766		HDFC Bank Ltd (ADR)	2,269,701
429,510		Housing Development Finance Corp	8,857,027
494,479		IndusInd Bank Ltd	8,704,991
3,874,948		Infrastructure Development Finance Co Ltd	3,173,256
1,136,722		IRB Infrastructure Developers Ltd	3,675,359
2,088,141		ITC Ltd	7,899,430
547,815		LIC Housing Finance Ltd	4,259,753
1,229,862		Mundra Port and Special Economic Zone Ltd	4,271,733
1,907,731		Nagarjuna Construction Co	2,331,360
1,057,475		Phoenix Mills Ltd	5,705,329
1,555,708		Power Grid Corp of India Ltd	4,092,849
178,777		PVR Ltd	3,049,501
644,549		Reliance Industries Ltd	9,776,881
345,888		Shriram Transport Finance Co Ltd	6,619,155
725,218		Sobha Developers Ltd	3,624,281
219,991		Strides Arcolab Ltd	3,829,557
530,472		Sun Pharmaceutical Industries Ltd	6,593,449
1,103,186		Tata Motors Ltd	8,327,055
354,215		Yes Bank Ltd	6,461,701
		TOTAL INDIA	135,991,136

INDONESIA - 3.3%
6,651,900		Bank Rakyat Indonesia	5,875,487
5,740,500		PT Astra International Tbk	3,399,008
719,001		PT Gudang Garam Tbk	3,712,755
2,770,300		PT Matahari Department Store Tbk	4,227,998
55,320,700		PT Pakuwon Jati Tbk	2,758,510
19,256,200		PT Summarecon Agung Tbk	2,503,337
27,535,300		PT Telekomunikasi Indonesia Persero Tbk	8,963,041
17,341,400		PT Waskita Karya Persero Tbk	3,676,100
		TOTAL INDONESIA	35,116,236

JAPAN - 0.4%
195,800	e	W-Scope Corp	4,441,763
		TOTAL JAPAN	4,441,763

JORDAN - 0.5%
158,736		Hikma Pharmaceuticals plc	5,527,292
		TOTAL JORDAN	5,527,292

KOREA, REPUBLIC OF - 13.8%
82,446		CJ E&M Corp	5,234,697
52,194	e	Cosmax, Inc	6,762,138
51,551		Daelim Industrial Co	3,873,009
212,174		Hana Financial Group, Inc	5,224,065
364,418		Hynix Semiconductor, Inc	11,221,915
53,104		Hyundai Motor Co	6,265,864
48,431		Innocean Worldwide, Inc	3,464,198
120,230		i-SENS Inc	4,126,343
169,943		Korea Electric Power Corp	9,304,172
89

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

10,629		LG Household & Health Care Ltd	$9,573,800
228,484		LG.Philips LCD Co Ltd	6,334,798
66,640	*	Loen Entertainment, Inc	4,824,399
94,857		Maeil Dairy Industry Co Ltd	3,283,786
14,619		Mando Corp	3,399,248
10,910		Medy-Tox, Inc	4,226,532
55,439	*	Osstem Implant Co Ltd	3,774,898
133,624		Samsung Card Co	5,160,514
38,672		Samsung Electronics Co Ltd	53,211,788
		TOTAL KOREA, REPUBLIC OF	149,266,164

MALAYSIA - 0.4%
6,987,025		Karex BHD	4,104,328
		TOTAL MALAYSIA	4,104,328

MEXICO - 5.2%
3,032,500		Alpek SAB de C.V.	5,376,016
804,500		Banregio Grupo Financiero SAB de C.V.	4,609,034
9,362,600	*	Cemex S.A. de C.V.	7,135,549
854,200		Fomento Economico Mexicano S.A. de C.V.	7,642,243
2,290,800	e	Gentera SAB de C.V.	4,256,612
364,155		Gruma SAB de C.V.	5,237,423
772,455		Grupo Aeroportuario del Centro Norte Sab de C.V.	4,804,052
1,350,480		Grupo Financiero Banorte S.A. de C.V.	7,396,309
1,243,622		Servicios Corporativos Javer SAPI de C.V.	1,177,295
2,073,046	e	Unifin Financiera SAPI de C.V. SOFOM ENR	5,438,567
1,449,500		Wal-Mart de Mexico SAB de C.V.	3,312,591
		TOTAL MEXICO	56,385,691

NETHERLANDS - 0.8%
1,292,886		Steinhoff International Holdings NV	8,177,681
		TOTAL NETHERLANDS	8,177,681

PAKISTAN - 1.1%
1,019,200		Engro Chemical Pakistan Ltd	3,255,250
1,330,000		Kohinoor Textile Mills Ltd	1,089,757
3,504,000		Maple Leaf Cement Factory Ltd	3,773,458
2,129,600		United Bank Ltd	3,766,419
		TOTAL PAKISTAN	11,884,884

PERU - 1.0%
309,229	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,530,205
39,258		Credicorp Ltd (NY)	6,294,235
		TOTAL PERU	10,824,440

PHILIPPINES - 3.1%
12,450,550		Century Pacific Food, Inc	4,434,732
1,420,850		Concepcion Industrial Corp	1,749,295
10,714,900		D&L Industries Inc	2,259,477
165,860		GT Capital Holdings, Inc	5,424,279
11,145,300		Integrated Micro-Electronics, Inc	1,358,046
31,094,100		Metro Pacific Investments Corp	4,955,303

90

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

138,252		Philippine Stock Exchange, Inc	$827,575
1,865,750		Robinsons Retail Holdings, Inc	3,414,061
8,743,275		SM Prime Holdings	5,426,213
951,607		Universal Robina	4,051,384
		TOTAL PHILIPPINES	33,900,365

POLAND - 0.4%
2,198,047	*	Globe Trade Centre S.A.	3,976,554
		TOTAL POLAND	3,976,554

RUSSIA - 4.4%
172,623		LUKOIL PJSC (ADR)	7,430,088
93,103		NovaTek OAO (GDR)	9,358,468
311,176		PhosAgro OAO (ADR)	4,294,229
692,528		Rosneft Oil Co (GDR)	3,367,357
1,514,418		Sberbank of Russian Federation (ADR)	13,195,451
402,620		TCS Group Holding plc (ADR)	2,414,664
182,284	*	X 5 Retail Group NV (GDR)	3,976,406
167,229	*	Yandex NV	3,620,508
		TOTAL RUSSIA	47,657,171

SINGAPORE - 0.2%
1,402,000		Petra Foods Ltd	2,582,934
		TOTAL SINGAPORE	2,582,934

SOUTH AFRICA - 3.5%
466,335	*	AngloGold Ashanti Ltd	10,183,377
174,968		Naspers Ltd (N Shares)	27,456,552
		TOTAL SOUTH AFRICA	37,639,929

TAIWAN - 8.8%
7,235,000		Advanced Semiconductor Engineering, Inc	8,540,847
1,593,000		Basso Industry Corp	4,977,207
720,000	*	Bizlink Holdings Inc	4,433,298
423,000		Eclat Textile Co Ltd	4,741,474
2,620,700		Hon Hai Precision Industry Co, Ltd	7,232,097
1,902,636		Hota Industrial Manufacturing Co Ltd	8,667,341
97,000		Largan Precision Co Ltd	10,428,283
8,006,000		Taiwan Semiconductor Manufacturing Co Ltd	43,245,911
516,700	*	VHQ Media Holdings Ltd	2,223,866
		TOTAL TAIWAN	94,490,324

THAILAND - 3.6%
25,677,000		Asia Aviation PCL (ADR)	4,933,632
23,494,630		Beauty Community PCL (ADR)	6,620,613
3,514,800		CP Seven Eleven PCL (ADR)	5,232,108
1,033,800		Kasikornbank PCL - (NVDR)	5,877,229
5,697,831		Minor International PCL (ADR)	6,674,942
1,774,900		PTT Exploration & Production PCL (ADR)	4,254,613
604,500		PTT PCL (ADR)	5,781,250
		TOTAL THAILAND	39,374,387
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TURKEY - 0.5%
235,988		Coca-Cola Icecek AS	$2,929,878
141,055		Tupras Turkiye Petrol Rafine	3,018,709
		TOTAL TURKEY	5,948,587

UNITED ARAB EMIRATES - 0.5%
357,550		NMC Health plc	5,228,854
		TOTAL UNITED ARAB EMIRATES	5,228,854

UNITED KINGDOM - 0.4%
400,542		Anglo American plc	4,438,064
		TOTAL UNITED KINGDOM	4,438,064

UNITED STATES - 0.4%
49,608		Yum! Brands, Inc	4,435,947
		TOTAL UNITED STATES	4,435,947

VIETNAM - 0.4%
688,490		Mobile World Investment Corp	4,140,151
		TOTAL VIETNAM	4,140,151

		TOTAL COMMON STOCKS	1,079,252,833
		(Cost $958,230,546)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,655
		TOTAL PHILIPPINES	3,655

		TOTAL PREFERRED STOCKS	3,655
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%
THAILAND - 0.0%
214,931		Minor International PCL	41,344
		TOTAL THAILAND	41,344

		TOTAL RIGHTS / WARRANTS	41,344
		(Cost $0)

SHORT-TERM INVESTMENTS - 2.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
29,219,827	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	29,219,827
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,219,827
		TOTAL SHORT-TERM INVESTMENTS	29,219,827
		(Cost $29,219,827)
		TOTAL INVESTMENTS - 102.8%	1,109,019,394
		(Cost $987,988,430)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%	(29,979,282)
		NET ASSETS - 100.0%	$1,079,040,112
92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,440,006.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $10,144,539 or 0.9% of net assets.
m	Indicates a security that has been deemed illiquid.
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$280,354,979	26.0%
INFORMATION TECHNOLOGY	252,541,636	23.4
CONSUMER DISCRETIONARY	163,966,128	15.2
CONSUMER STAPLES	87,706,773	8.1
ENERGY	82,164,634	7.6
MATERIALS	58,373,617	5.4
INDUSTRIALS	50,506,780	4.7
HEALTH CARE	41,410,214	3.8
UTILITIES	33,942,541	3.2
TELECOMMUNICATION SERVICES	28,832,265	2.7
SHORT - TERM INVESTMENTS	29,219,827	2.7
OTHER ASSETS & LIABILITIES, NET	(29,979,282)	(2.8)

NET ASSETS	$1,079,040,112	100.0%
94

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.6%
823,443		Amcor Ltd	$9,410,437
89,458		Aristocrat Leisure Ltd	1,085,745
846,329		Australia & New Zealand Banking Group Ltd	16,651,064
282,098		BHP Billiton Ltd	4,181,307
32,433		BHP Billiton plc	408,932
77,345		Brambles Ltd	791,217
140,862		Caltex Australia Ltd	3,562,266
188,402		Challenger Financial Services Group Ltd	1,362,315
238,998		Coca-Cola Amatil Ltd	1,671,915
144,801		Commonwealth Bank of Australia	8,523,943
55,977		Computershare Ltd	377,955
82,955		CSL Ltd	7,438,960
4,937	e	Flight Centre Travel Group Ltd	120,990
234,330		Fortescue Metals Group Ltd	799,213
364,771		Harvey Norman Holdings Ltd	1,341,934
364,679		Lend Lease Corp Ltd	3,722,104
1,094,503		Macquarie Goodman Group	6,277,403
145,164		Oil Search Ltd	795,472
93,747		Origin Energy Ltd	395,302
2,665,576		Qantas Airways Ltd	6,399,875
3,122,861		Scentre Group	12,586,596
185,685		Seek Ltd	2,362,733
743,944		Tabcorp Holdings Ltd	2,768,128
1,298,338		Telstra Corp Ltd	5,694,640
301,084		Westpac Banking Corp	7,124,350
		TOTAL AUSTRALIA	105,854,796

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
		TOTAL AUSTRIA	0

BELGIUM - 1.0%
46,367		Anheuser-Busch InBev NV	5,990,252
19,548		Colruyt S.A.	1,090,422
39,972		UCB S.A.	3,127,567
65,499		Umicore	3,789,748
		TOTAL BELGIUM	13,997,989

DENMARK - 2.1%
130,342		Novo Nordisk AS	7,412,065
72,085		Pandora AS	9,389,150
173,732		Vestas Wind Systems AS	12,145,746
		TOTAL DENMARK	28,946,961
95

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.3%
95,212		Elisa Oyj (Series A)	$3,454,341
5,843		Kone Oyj (Class B)	296,059
68,205		Neste Oil Oyj	2,588,345
300,515		Stora Enso Oyj (R Shares)	2,730,023
427,253		UPM-Kymmene Oyj	8,811,020
		TOTAL FINLAND	17,879,788

FRANCE - 10.0%
60,637		Arkema	5,179,257
86,302		Atos Origin S.A.	8,459,804
702,049		AXA S.A.	14,288,347
152,003		BNP Paribas	7,540,000
128,751		Cap Gemini S.A.	12,376,005
8,637		Christian Dior S.A.	1,562,120
126,361		CNP Assurances	1,930,585
25,941		Eurazeo	1,658,511
35,074		Michelin (C.G.D.E.) (Class B)	3,584,836
35,673		Publicis Groupe S.A.	2,656,404
250,440		Sanofi-Aventis	21,330,797
113,991		SCOR SE	3,330,094
236,610		Societe Generale	8,066,915
243,203		Total S.A.	11,696,562
232,455		Valeo S.A.	11,925,205
199,266		Vinci S.A.	15,145,250
429,421		Vivendi Universal S.A.	8,431,981
		TOTAL FRANCE	139,162,673

GERMANY - 9.1%
123,733		Allianz AG.	17,729,044
69,974		BASF SE	5,496,568
35,392		Bayer AG.	3,804,564
36,730		Bayerische Motoren Werke AG.	3,164,806
45,645		Continental AG.	9,572,547
149,966	g	Covestro AG.	7,009,880
237,276		Daimler AG. (Registered)	16,130,989
750,193		Deutsche Telekom AG.	12,762,711
510,354		E.ON AG.	5,473,479
187,290		Evonik Industries AG.	5,842,256
46,180		Fresenius SE	3,449,543
42,396		Hannover Rueckversicherung AG.	4,336,450
73,173		HeidelbergCement AG.	6,198,544
147,048		Metro AG.	4,731,027
73,320		Osram Licht AG.	3,814,641
54,025		ProSiebenSat. Media AG.	2,474,709
31,627		SAP AG.	2,768,102
17,768		Schaeffler AG.	259,308
98,618		Siemens AG.	10,704,633
52,810		TUI AG. (DI)	687,526
1,223		Volkswagen AG.	180,849
		TOTAL GERMANY	126,592,176
96

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 3.3%
295,000		AIA Group Ltd	$1,837,611
657,340		CK Hutchison Holdings Ltd	7,704,635
926,000		CLP Holdings Ltd	9,650,672
405,900		Henderson Land Development Co Ltd	2,422,900
20,300		Melco Crown Entertainment Ltd (ADR)	283,388
1,336,864		Sino Land Co	2,391,991
349,000		Sun Hung Kai Properties Ltd	5,007,609
5,384,000	g	WH Group Ltd	4,251,766
1,259,000		Wharf Holdings Ltd	8,700,934
378,000		Wheelock & Co Ltd	2,026,987
378,500		Yue Yuen Industrial Holdings	1,538,032
		TOTAL HONG KONG	45,816,525

IRELAND - 0.5%
18,227	*	AerCap Holdings NV	665,468
122,187		Experian Group Ltd	2,390,042
3,219		Kerry Group plc (Class A)	275,433
4,821		Paddy Power plc	565,434
46,655		Ryanair Holdings plc (ADR)	3,301,774
		TOTAL IRELAND	7,198,151

ISRAEL - 0.7%
67,951		Bank Hapoalim Ltd	346,389
245,914	*	Bank Leumi Le-Israel	886,113
584,030		Bezeq Israeli Telecommunication Corp Ltd	1,159,093
14,041	*	Check Point Software Technologies	1,079,472
25,187		Mizrahi Tefahot Bank Ltd	305,956
100,236		Teva Pharmaceutical Industries Ltd	5,486,171
		TOTAL ISRAEL	9,263,194

ITALY - 2.2%
2,411,192		Banca Intesa S.p.A. RSP	5,036,753
2,391,831		Enel S.p.A.	11,008,564
457,016		ENI S.p.A.	7,010,635
13,350		Ferrari NV	604,359
1,047,442	g	Poste Italiane S.p.A	7,298,395
		TOTAL ITALY	30,958,706

JAPAN - 23.3%
189,200		Aeon Co Ltd	2,718,648
134,100		Alfresa Holdings Corp	2,939,873
292,000		All Nippon Airways Co Ltd	833,525
1,386,000		Aozora Bank Ltd	5,085,794
1,476,000		Asahi Glass Co Ltd	8,479,252
198,000		Asahi Kasei Corp	1,496,586
702,600		Astellas Pharma, Inc	11,706,530
111,700		Bridgestone Corp	3,868,276
268,300		Brother Industries Ltd	3,048,974
7,900		Central Japan Railway Co	1,468,399
213,200		Chubu Electric Power Co, Inc	3,132,258
127,900	*	Concordia Financial Group Ltd	543,657
53,600		Daicel Chemical Industries Ltd	601,091
97

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

8,900		Daiichi Sankyo Co Ltd	$212,233
250,200		Daiwa House Industry Co Ltd	7,015,820
236,000		Fuji Electric Holdings Co Ltd	1,041,617
166,200		Fuji Heavy Industries Ltd	6,349,633
60,400		Hankyu Hanshin Holdings, Inc	2,247,080
32,200		Hitachi Chemical Co Ltd	671,648
976,700		Itochu Corp	11,073,679
323,700		Japan Airlines Co Ltd	9,979,278
230,100	*	Japan Post Bank Co Ltd	2,807,769
371,100		Japan Tobacco, Inc	14,472,796
438,500		JX Holdings, Inc	1,661,420
632,000		Kajima Corp	4,671,631
154,500		Kao Corp	8,320,318
642,000		Kawasaki Heavy Industries Ltd	1,888,685
191,000		KDDI Corp	5,861,237
11,300		Keyence Corp	7,970,719
307,500		Kuraray Co Ltd	3,878,202
240,000		Kyushu Financial Group, Inc	1,325,943
29,300		M3, Inc	937,571
964,200		Matsushita Electric Industrial Co Ltd	9,272,405
27,800		Mazda Motor Corp	406,575
73,100		Mediceo Paltac Holdings Co Ltd	1,196,218
7,100		MEIJI Holdings Co Ltd	740,219
44,000		Minebea Co Ltd	348,935
86,000		Mitsubishi Electric Corp	1,002,627
516,000		Mitsubishi Gas Chemical Co, Inc	2,939,771
451,000		Mitsubishi Materials Corp	1,185,201
1,090,500		Mitsubishi Motors Corp	5,083,381
160,600		Mitsubishi UFJ Financial Group, Inc	811,917
237,000		Mitsui Chemicals, Inc	1,002,467
446,800		Mitsui Sumitomo Insurance Group Holdings, Inc	12,873,081
548,000		Mitsui Trust Holdings, Inc	1,821,122
124,500		Mixi Inc	4,459,972
34,700		Murata Manufacturing Co Ltd	4,236,927
114,000		NEC Corp	311,319
798,000		Nippon Electric Glass Co Ltd	3,622,664
258,300		Nippon Telegraph & Telephone Corp	12,274,352
1,339,900		Nissan Motor Co Ltd	12,981,582
225,200		Nomura Real Estate Holdings, Inc	3,883,833
374		Nomura Real Estate Master Fund, Inc	619,801
87,500	*	Nomura Research Institute Ltd	3,086,180
70,700		NSK Ltd	594,692
91,400		NTT DoCoMo, Inc	2,482,820
205,500		Obayashi Corp	2,247,501
220,300		Osaka Securities Exchange Co Ltd	3,104,725
183,700		Otsuka Holdings KK	8,733,086
2,400		Pola Orbis Holdings, Inc	236,252
292,800		SBI Holdings, Inc	3,170,788
233,500	e	Sekisui House Ltd	3,890,408
16,900		Shoei Co Ltd	175,300
149,000		Sony Corp	4,891,206
67,000		Sumitomo Chemical Co Ltd	296,540
466,000		Sumitomo Heavy Industries Ltd	2,210,910
98

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

3,900		Sundrug Co Ltd	$338,312
52,200		Suzuken Co Ltd	1,664,869
7,900		Suzuki Motor Corp	241,932
1,029,000		Taisei Corp	9,254,060
223,300		Taiyo Nippon Sanso Corp	2,149,354
45,000		Tanabe Seiyaku Co Ltd	840,028
1,064,000		Teijin Ltd	4,001,841
340,100		Tohoku Electric Power Co, Inc	4,369,309
316,500		Tokio Marine Holdings, Inc	12,250,837
75,700		Tokyo Electron Ltd	6,503,719
45,000		TonenGeneral Sekiyu KK	406,539
51,400		Toyota Industries Corp	2,307,110
314,200		Toyota Motor Corp	17,606,132
3,900		Tsuruha Holdings, Inc	443,481
116,500		West Japan Railway Co	7,206,352
		TOTAL JAPAN	324,088,794

JORDAN - 0.1%
35,803		Hikma Pharmaceuticals plc	1,246,684
		TOTAL JORDAN	1,246,684

LUXEMBOURG - 0.2%
36,392		Millicom International Cellular S.A.	1,943,109
4,098		RTL Group	349,380
		TOTAL LUXEMBOURG	2,292,489

NETHERLANDS - 4.2%
238,101	g	ABN AMRO Group NV (ADR)	4,427,800
11,825	*	Altice NV (Class B)	174,973
788,631		ING Groep NV	8,816,898
717,315		Koninklijke Ahold Delhaize NV	17,125,311
33,021	*	NXP Semiconductors NV	2,776,736
472,659		Royal Dutch Shell plc (A Shares)	12,204,151
443,988		Royal Dutch Shell plc (B Shares)	11,809,511
216,022		Royal KPN NV	710,517
		TOTAL NETHERLANDS	58,045,897

NEW ZEALAND - 0.1%
48,401		Fletcher Building Ltd	338,803
23,011		Ryman Healthcare Ltd	158,560
490,173		Telecom Corp of New Zealand Ltd	1,398,582
		TOTAL NEW ZEALAND	1,895,945

NORWAY - 0.9%
390,053		PAN Fish ASA	6,652,391
9,437		Schibsted ASA (B Shares)	278,413
359,837		Telenor ASA	6,024,229
		TOTAL NORWAY	12,955,033

SINGAPORE - 1.3%
639,400		CapitaLand Ltd	1,518,150
1,047,100		DBS Group Holdings Ltd	12,105,360
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

48,300		Jardine Cycle & Carriage Ltd	$1,419,042
104,200		StarHub Ltd	305,188
1,226,400		Wilmar International Ltd	2,845,336
		TOTAL SINGAPORE	18,193,076

SOUTH AFRICA - 0.5%
370,403		Investec plc	2,204,733
243,911		Mondi plc	4,936,076
		TOTAL SOUTH AFRICA	7,140,809

SPAIN - 2.7%
672,248		Abertis Infraestructuras S.A. (Continuous)	10,575,303
146,301		ACS Actividades Construccion y Servicios S.A.	4,195,243
81,038	g	Aena S.A.	11,689,045
991,977		CaixaBank S.A.	2,490,838
29,192		Enagas	889,973
20,361	*,m	Iberdrola S.A.	139,897
916,231		Iberdrola S.A.	6,295,359
12,609		Industria De Diseno Textil S.A.	436,066
		TOTAL SPAIN	36,711,724

SWEDEN - 2.5%
1,174,739		Ericsson (LM) (B Shares)	8,760,478
90,744	e	ICA Gruppen AB	3,036,136
307,990		Investor AB (B Shares)	10,607,757
224,796	*	Lundin Petroleum AB	3,726,580
129,552		Nordea Bank AB	1,154,265
29,694		Skanska AB (B Shares)	631,248
175,800		Swedish Match AB	6,413,151
76,948		TeliaSonera AB	351,126
		TOTAL SWEDEN	34,680,741

SWITZERLAND - 8.7%
714,209		ABB Ltd	15,171,286
12,247		Actelion Ltd	2,169,332
12,887		Lonza Group AG.	2,426,884
444,350		Nestle S.A.	35,606,909
257,208		Novartis AG.	21,333,639
115,058		Roche Holding AG.	29,370,620
4,954		Swiss Life Holding	1,130,055
158,823		Swiss Re Ltd	13,313,577
3,230		Wolseley plc	180,099
		TOTAL SWITZERLAND	120,702,401

UNITED KINGDOM - 17.1%
594,698		3i Group plc	4,857,393
1,096,566		Anglo American plc (London)	12,009,760
165,012	e	AstraZeneca plc (ADR)	5,633,510
1,687,697		Aviva plc	8,690,857
148,178		BAE Systems plc	1,046,222
116,022		Barratt Developments plc	671,825
92,489		Berkeley Group Holdings plc	3,280,656
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

343,155	e	BP plc (ADR)	$11,804,532
374,920		British American Tobacco plc	23,929,196
1,724,206		BT Group plc	9,420,085
23,639	*	Coca-Cola European Partners plc	891,827
79,336		Compass Group plc	1,507,210
36,055		Croda International plc	1,585,482
80,474		Diageo plc	2,306,116
1,033,699		Direct Line Insurance Group plc	4,783,010
406,989		easyJet plc	5,598,100
95,262	e	Fiat DaimlerChrysler Automobiles NV	614,544
1,016,651		GlaxoSmithKline plc	22,704,886
1,206,198		HSBC Holdings plc	7,906,257
297,960		Imperial Tobacco Group plc	15,701,584
86,075		International Consolidated Airlines Group S.A.	464,196
168,252		Legal & General Group plc	457,707
875,358		National Grid plc	12,551,604
2,668,834		Old Mutual plc	7,426,752
290,711		Persimmon plc	6,490,867
730,728		Prudential plc	12,881,609
76,077		Reckitt Benckiser Group plc	7,376,431
41,526		Rio Tinto plc	1,347,610
686,037		Royal Mail plc	4,626,051
597,356		Sage Group plc	5,632,709
395,366		Segro plc	2,316,596
17,464		Shire Ltd	1,128,217
717,610		Sky plc	8,739,330
83,364		Smiths Group plc	1,393,456
102,748		Unilever NV	4,759,734
97,503		Unilever plc	4,561,487
189,923	e	Vodafone Group plc (ADR)	5,868,621
216,804		WPP plc	4,864,545
		TOTAL UNITED KINGDOM	237,830,574

UNITED STATES - 0.3%
35,000		iShares MSCI EAFE Index Fund	2,030,700
18,772	*,e	Mobileye NV	899,367
23,419	*	Qiagen NV	614,769
1,642	*,e	Taro Pharmaceutical Industries Ltd	229,814
		TOTAL UNITED STATES	3,774,650

		TOTAL COMMON STOCKS	1,385,229,776
		(Cost $1,313,660,619)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.7%
GOVERNMENT AGENCY DEBT - 0.7%
$9,500,000	Federal Home Loan Bank (FHLB)	0.150%	08/01/08	9,500,000
	TOTAL GOVERNMENT AGENCY DEBT			9,500,000
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
28,244,224	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$28,244,224
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	28,244,224
		TOTAL SHORT-TERM INVESTMENTS	37,744,224
		(Cost $37,744,224)

		TOTAL INVESTMENTS - 102.4%	1,422,974,000
		(Cost $1,351,404,843)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(33,737,681)
		NET ASSETS - 100.0%	$1,389,236,319

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,674,791.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $34,676,886 or 2.5% of net assets.
m	Indicates a security that has been deemed illiquid.
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$316,000,060	22.7%
INDUSTRIALS	185,840,545	13.4
CONSUMER STAPLES	176,486,450	12.7
CONSUMER DISCRETIONARY	174,053,931	12.5
HEALTH CARE	167,296,990	12.0
MATERIALS	98,297,617	7.1
INFORMATION TECHNOLOGY	76,371,102	5.5
TELECOMMUNICATION SERVICES	69,710,651	5.0
ENERGY	67,661,315	4.9
UTILITIES	53,511,115	3.9
SHORT - TERM INVESTMENTS	37,744,224	2.7
OTHER ASSETS & LIABILITIES, NET	(33,737,681)	(2.4)

NET ASSETS	$1,389,236,319	100.0%

103

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 7.9%
387,490		BHP Billiton plc	$4,885,678
170,000		BlueScope Steel Ltd	1,096,719
2,179,608		Fortescue Metals Group Ltd	7,433,836
1,236,380		Northern Star Resources Ltd	5,053,305
190,000		Oil Search Ltd	1,041,165
3,204,998	*	South32 Ltd	4,519,315
		TOTAL AUSTRALIA	24,030,018

BRAZIL - 1.7%
1,231,000	*	Petroleo Brasileiro S.A.	5,318,995
		TOTAL BRAZIL	5,318,995

CANADA - 13.3%
361,000	*	Advantage Oil & Gas Ltd	2,283,813
104,233		Agnico-Eagle Mines Ltd	6,065,656
223,170		Barrick Gold Corp (Canada)	4,873,111
51,660		Canadian Natural Resources Ltd (Canada)	1,564,460
219,791		Cenovus Energy, Inc (Toronto)	3,146,244
336,772		First Quantum Minerals Ltd	2,912,079
83,200	e	Peyto Exploration & Development Corp	2,364,125
181,793	*	Seven Generations Energy Ltd	3,815,056
116,148		Silver Wheaton Corp	3,242,519
178,500		Teck Cominco Ltd	2,845,008
27,500		TransCanada Corp	1,275,112
1,060,100	*	Turquoise Hill Resources Ltd	3,775,487
67,700		West Fraser Timber Co Ltd	2,326,061
		TOTAL CANADA	40,488,731

CHILE - 1.6%
200,880		Sociedad Quimica y Minera de Chile S.A. (ADR)	4,977,806
		TOTAL CHILE	4,977,806

FAROE ISLANDS - 1.0%
81,637		Bakkafrost P	3,180,622
		TOTAL FAROE ISLANDS	3,180,622

FINLAND - 1.8%
266,939		UPM-Kymmene Oyj	5,504,947
		TOTAL FINLAND	5,504,947

GERMANY - 0.5%
70,000		ThyssenKrupp AG.	1,605,277
		TOTAL GERMANY	1,605,277
104

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.4%
1,330,000		Nine Dragons Paper Holdings Ltd	$1,060,319
		TOTAL HONG KONG	1,060,319

INDIA - 0.6%
205,700		United Phosphorus Ltd	1,925,110
		TOTAL INDIA	1,925,110

INDONESIA - 0.7%
2,770,000		PT Tambang Batubara Bukit Asam Tbk	2,093,519
		TOTAL INDONESIA	2,093,519

ITALY - 0.8%
156,712		ENI S.p.A.	2,403,966
		TOTAL ITALY	2,403,966

JAPAN - 0.8%
65,909		Maruichi Steel Tube Ltd	2,434,978
		TOTAL JAPAN	2,434,978

JERSEY, C.I. - 0.7%
19,064		Randgold Resources Ltd	2,243,414
		TOTAL JERSEY, C.I.	2,243,414

LUXEMBOURG - 1.5%
721,600	*	ArcelorMittal	4,674,437
		TOTAL LUXEMBOURG	4,674,437

MEXICO - 0.6%
68,800		Fresnillo plc	1,760,584
		TOTAL MEXICO	1,760,584

NETHERLANDS - 1.4%
160,830		Royal Dutch Shell plc (A Shares)	4,152,663
		TOTAL NETHERLANDS	4,152,663

NORWAY - 2.9%
360,806	*	Det Norske Oljeselskap ASA	4,611,300
131,247		Salmar ASA	4,092,924
		TOTAL NORWAY	8,704,224

PORTUGAL - 1.7%
375,481		Galp Energia SGPS S.A.	5,143,335
		TOTAL PORTUGAL	5,143,335

RUSSIA - 1.7%
28,320		LUKOIL PJSC (ADR)	1,218,957
139,300		MMC Norilsk Nickel PJSC (ADR)	2,039,344
19,356		NovaTek OAO (GDR)	1,945,614
		TOTAL RUSSIA	5,203,915
105

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 3.8%
53,000	*	Anglo American Platinum Ltd	$1,685,089
185,013	*	AngloGold Ashanti Ltd	4,040,137
217,458		Mondi plc	4,400,741
280,000	*	Sappi Ltd	1,424,483
		TOTAL SOUTH AFRICA	11,550,450

SWEDEN - 1.8%
74,000		Billerud AB	1,286,241
196,197		Boliden AB	4,318,315
		TOTAL SWEDEN	5,604,556

SWITZERLAND - 6.2%
2,113,797		Glencore Xstrata plc	5,217,102
34,417		Syngenta AG.	13,535,697
		TOTAL SWITZERLAND	18,752,799

THAILAND - 1.1%
340,800		PTT PCL (Foreign)	3,260,765
		TOTAL THAILAND	3,260,765

TURKEY - 0.5%
925,000		Eregli Demir ve Celik Fabrikalari TAS	1,407,897
		TOTAL TURKEY	1,407,897

UNITED KINGDOM - 3.4%
677,753		Anglo American plc (London)	7,422,856
94,059		Rio Tinto plc	3,052,422
		TOTAL UNITED KINGDOM	10,475,278

UNITED STATES - 40.7%
34,710		Apache Corp	1,822,275
218,046		Archer Daniels Midland Co	9,829,514
410,394	*	Callon Petroleum Co	4,674,388
82,276		CF Industries Holdings, Inc	2,030,572
28,986		Cimarex Energy Co	3,478,900
44,364	*	Concho Resources, Inc	5,510,009
104,045	*,e	Continental Resources, Inc	4,583,182
34,400		Energen Corp	1,629,872
33,494		EOG Resources, Inc	2,736,460
48,928		EQT Corp	3,564,894
122,312		Exxon Mobil Corp	10,879,652
90,377		FMC Corp	4,296,523
61,000	*	Gulfport Energy Corp	1,774,490
28,400		Ingredion, Inc	3,784,016
201,502		Monsanto Co	21,514,368
98,216	*	Newfield Exploration Co	4,252,753
5,029		NewMarket Corp	2,152,110
218,245		Newmont Mining Corp	9,602,780
37,899		Occidental Petroleum Corp	2,832,192
199,023	*	Parsley Energy, Inc	5,674,146
9,669		Pioneer Natural Resources Co	1,571,889
106

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

173,219	*	RSP Permian, Inc	$6,227,223
15,957	e	Texas Pacific Land Trust	2,553,120
33,751		Toro Co	3,103,404
399,915	*	WPX Energy, Inc	3,995,151
		TOTAL UNITED STATES	124,073,883

		TOTAL COMMON STOCKS	302,032,488
		(Cost $254,809,101)

SHORT-TERM INVESTMENTS - 1.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
4,680,957	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,680,957
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,680,957
		TOTAL SHORT-TERM INVESTMENTS	4,680,957
		(Cost $4,680,957)

		TOTAL INVESTMENTS - 100.6%	306,713,445
		(Cost $259,490,058)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(1,927,184)
		NET ASSETS - 100.0%	$304,786,261

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,665,097.
107

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$164,642,323	54.0%
ENERGY	110,846,565	36.4
CONSUMER STAPLES	20,887,076	6.9
INDUSTRIALS	3,103,404	1.0
FINANCIALS	2,553,120	0.8
SHORT - TERM INVESTMENTS	4,680,957	1.5
OTHER ASSETS & LIABILITIES, NET	(1,927,184)	(0.6)

NET ASSETS	$304,786,261	100.0%
108

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 1.2%
3,577,266		BHP Billiton Ltd	$53,022,875
		TOTAL AUSTRALIA	53,022,875

DENMARK - 1.4%
473,490		DSV AS	21,083,797
831,784	*	H Lundbeck AS	33,811,672
119,774		Novo Nordisk AS	6,811,102
		TOTAL DENMARK	61,706,571

FRANCE - 27.0%
5,236,524		Accor S.A.	219,222,782
223,985		BNP Paribas	11,110,616
2,892,743		Compagnie de Saint-Gobain	122,803,353
1,291,243		Essilor International S.A.	165,392,017
1,600,793		Groupe Danone	122,770,706
546,567		Renault S.A.	47,788,598
4,265,671		Schneider Electric S.A.	278,305,930
2,146,205		Societe Generale	73,172,112
1,882,644		Vinci S.A.	143,090,712
		TOTAL FRANCE	1,183,656,826

GERMANY - 12.8%
1,777,731		Adidas-Salomon AG.	292,031,102
179,727		Continental AG.	37,691,866
547,817	*	Deutsche Boerse AG.	45,811,983
553,404		Henkel KGaA (Preference)	68,957,338
1,247,470		Lanxess AG.	58,942,336
4,068,185		Schaeffler AG.	59,371,471
		TOTAL GERMANY	562,806,096

HONG KONG - 0.5%
1,485,671		Melco Crown Entertainment Ltd (ADR)	20,739,967
		TOTAL HONG KONG	20,739,967

INDIA - 11.2%
6,861,998		Asian Paints Ltd	114,320,245
259,335		Eicher Motors Ltd	87,159,873
590,290		Emami Ltd	10,067,002
6,525,920		HDFC Bank Ltd	121,465,870
6,147,362		IndusInd Bank Ltd	108,220,431
3,594,486	*	SKS Microfinance Pvt Ltd	48,812,922
		TOTAL INDIA	490,046,343
109

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 4.9%
29,573,643		Banca Intesa S.p.A.	$65,258,913
8,548,863		Mediobanca S.p.A.	59,935,027
3,944,546		Moncler S.p.A	69,225,761
49,069,898	*	Saipem S.p.A.	21,499,920
		TOTAL ITALY	215,919,621

JAPAN - 16.2%
3,184,215		Ajinomoto Co, Inc	81,283,228
29,872,758		Ishikawajima-Harima Heavy Industries Co Ltd	83,120,613
2,006,500		J Front Retailing Co Ltd	23,153,555
993,200		Kao Corp	53,486,987
724,190		Konami Corp	28,078,040
818,876		Murata Manufacturing Co Ltd	99,986,104
4,000		Nintendo Co Ltd	830,270
3,047,074		Olympus Corp	105,147,874
1,089,224		Oriental Land Co Ltd	68,887,450
5,069,252		Sony Corp	166,407,744
		TOTAL JAPAN	710,381,865

NETHERLANDS - 3.6%
50,606		ASML Holding NV	5,556,570
1,620,215	e	Heineken NV	152,908,520
2,292		Royal Dutch Shell plc (A Shares)	59,180
		TOTAL NETHERLANDS	158,524,270

NORWAY - 1.6%
4,479,565		Statoil ASA	71,213,674
		TOTAL NORWAY	71,213,674

SWEDEN - 2.5%
4,014,613		Electrolux AB (Series B)	108,764,850
		TOTAL SWEDEN	108,764,850

SWITZERLAND - 3.6%
105,768		Burckhardt Compression Holding AG.	31,679,717
90,421		Geberit AG.	34,871,580
459,948		Swatch Group AG. (Registered)	23,479,812
291,868		Zurich Financial Services AG.	70,075,446
		TOTAL SWITZERLAND	160,106,555

TAIWAN - 1.1%
40,278,137		Advanced Semiconductor Engineering, Inc	47,547,948
		TOTAL TAIWAN	47,547,948

UNITED KINGDOM - 11.6%
4,161,782		BAE Systems plc	29,384,588
102,565		Rio Tinto plc	3,328,461
13,358,789		Sky plc	162,688,460
70,867,946	*	Tesco plc	146,117,018
5,807,715		Weir Group plc	112,528,564
110

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

2,396,928		WPP plc			$53,781,131
		TOTAL UNITED KINGDOM			507,828,222

		TOTAL COMMON STOCKS			4,352,265,683
		(Cost $4,195,792,569)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.2%
$10,500,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	10,500,000
		TOTAL GOVERNMENT AGENCY DEBT			10,500,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
104,211,217	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			104,211,217
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			104,211,217
		TOTAL SHORT-TERM INVESTMENTS			114,711,217
		(Cost $114,711,217)

		TOTAL INVESTMENTS - 101.8%			4,466,976,900
		(Cost $4,310,503,786)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(79,233,017)
		NET ASSETS - 100.0%			$4,387,743,883

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $100,690,966.
111

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,353,234,549	30.8%
INDUSTRIALS	944,028,727	21.5
CONSUMER STAPLES	635,590,799	14.5
FINANCIALS	603,863,320	13.8
HEALTH CARE	311,162,665	7.1
MATERIALS	229,613,917	5.2
INFORMATION TECHNOLOGY	181,998,932	4.2
ENERGY	92,772,774	2.1
SHORT - TERM INVESTMENTS	114,711,217	2.6
OTHER ASSETS & LIABILITIES, NET	(79,233,017)	(1.8)

NET ASSETS	$4,387,743,883	100.0%
112

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUSTRALIA - 2.2%
712,597		Australia & New Zealand Banking Group Ltd	$14,019,960
1,023,504		BHP Billiton Ltd	15,170,559
		TOTAL AUSTRALIA	29,190,519

BRAZIL - 1.9%
1,463,398		Banco Itau Holding Financeira S.A.	15,250,499
605,900		Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,169,601
		TOTAL BRAZIL	24,420,100

CANADA - 8.1%
376,859		Alimentation Couche Tard, Inc	17,038,247
954,800		Cenovus Energy, Inc (Toronto)	13,667,684
314,615		Dollarama, Inc	23,262,691
399,003		Gildan Activewear, Inc	11,707,429
418,483	*,g	Spin Master Corp	8,589,855
551,044		Suncor Energy, Inc	14,830,687
405,653		Toronto-Dominion Bank	17,675,180
		TOTAL CANADA	106,771,773

CHINA - 1.1%
14,247,400	*,e,m	China Animal Healthcare Ltd	18,364
8,024,600		China Everbright International Ltd	8,690,505
3,585,200		Haitong Securities Co Ltd	5,852,935
		TOTAL CHINA	14,561,804

DENMARK - 2.1%
494,822		Novo Nordisk AS	28,138,687
		TOTAL DENMARK	28,138,687

FINLAND - 3.2%
353,413		Huhtamaki Oyj	15,528,714
2,647,800	*	Outokumpu Oyj	15,242,489
265,368		Sampo Oyj (A Shares)	10,992,508
		TOTAL FINLAND	41,763,711

FRANCE - 5.0%
79,519		L’Oreal S.A.	15,108,959
186,395		Teleperformance	17,342,821
407,842		Total S.A.	19,614,682
266,348		Valeo S.A.	13,663,955
		TOTAL FRANCE	65,730,417
113

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 2.0%
133,631		Beiersdorf AG.	$12,554,616
156,883		Fresenius Medical Care AG.	14,329,289
		TOTAL GERMANY	26,883,905

HONG KONG - 1.3%
2,826,400		AIA Group Ltd	17,606,182
		TOTAL HONG KONG	17,606,182

INDIA - 1.0%
594,984		Container Corp Of India Ltd	13,331,092
		TOTAL INDIA	13,331,092

INDONESIA - 1.7%
11,946,800		Bank Rakyat Indonesia	10,552,363
132,785,100		PT Lippo Karawaci Tbk	11,518,223
		TOTAL INDONESIA	22,070,586

IRELAND - 2.1%
583,368		CRH plc	17,801,585
433,372		Smurfit Kappa Group plc	10,176,910
		TOTAL IRELAND	27,978,495

ISLE OF MAN - 0.7%
1,768,500	*	Optimal Payments plc	9,024,490
		TOTAL ISLE OF MAN	9,024,490

ITALY - 3.4%
1,710,401		Mediobanca S.p.A.	11,991,411
680,786		Moncler S.p.A	11,947,618
1,319,730	g	OVS S.p.A	7,762,938
464,339	*	Yoox S.p.A	13,015,125
		TOTAL ITALY	44,717,092

JAPAN - 15.7%
435,200	e	COOKPAD, Inc	6,100,008
1,037,100	e	Infomart Corp	11,203,875
897,800	e	Istyle, Inc	8,031,937
689,300		Kubota Corp	9,985,985
1,097,500		Matsui Securities Co Ltd	9,615,135
519,400	e	MonotaRO Co Ltd	15,100,061
183,400		Nitto Denko Corp	12,291,618
2,551,200		Nomura Holdings, Inc	11,483,350
852,900		ORIX Corp	11,969,229
190,300		Outsourcing, Inc	7,140,330
372,900		Park24 Co Ltd	12,629,466
174,400	e	Seria Co Ltd	14,212,009
1,514,700		Shimizu Corp	15,438,575
579,400		SMS Co Ltd	13,682,862
343,700		Sumitomo Mitsui Financial Group, Inc	10,895,056
254,300		Sysmex Corp	17,615,805
1,170,000		Takara Leben Co Ltd	9,146,050
465,600	e	W-Scope Corp	10,562,230
		TOTAL JAPAN	207,103,581
114

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 3.6%
82,123		Cosmax, Inc	$10,639,672
82,122		Hanssem Co Ltd	12,621,253
511,900		Hynix Semiconductor, Inc	15,763,486
124,101	*	Loen Entertainment, Inc	8,984,284
		TOTAL KOREA, REPUBLIC OF	48,008,695

MALAYSIA - 1.9%
8,560,900		IHH Healthcare BHD	13,754,646
18,138,000		Karex BHD	10,654,650
		TOTAL MALAYSIA	24,409,296

NETHERLANDS - 3.0%
146,473		ASML Holding NV	16,082,826
1,267,835		ING Groep NV	14,174,401
1,071,586	*,e	TomTom NV	9,151,111
		TOTAL NETHERLANDS	39,408,338

NORWAY - 3.2%
1,188,895	*	Det Norske Oljeselskap ASA	15,194,735
1,015,441		DNB NOR Holding ASA	11,213,694
980,000		Statoil ASA	15,579,504
		TOTAL NORWAY	41,987,933

PHILIPPINES - 3.1%
5,221,380		Banco de Oro Universal Bank	12,556,096
121,249,800		Megaworld Corp	12,960,922
8,299,480		Robinsons Retail Holdings, Inc	15,186,885
		TOTAL PHILIPPINES	40,703,903

PORTUGAL - 1.0%
772,464		Jeronimo Martins SGPS S.A.	12,937,938
		TOTAL PORTUGAL	12,937,938

SPAIN - 1.5%
288,698	e	Amadeus IT Holding S.A.	13,554,576
142,139	*,e,m	Let’s GOWEX S.A.	1,589
202,481	e	Tecnicas Reunidas S.A.	6,279,232
		TOTAL SPAIN	19,835,397

SWEDEN - 3.6%
608,212		Boliden AB	13,386,805
368,686		Hexagon AB (B Shares)	14,543,103
378,184		Intrum Justitia AB	12,141,682
303,771		Investment AB Kinnevik (B Shares)	7,747,206
		TOTAL SWEDEN	47,818,796

SWITZERLAND - 4.5%
81,224		Lonza Group AG.	15,296,129
244,167		Novartis AG.	20,251,977
115

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

876,082		UBS AG.			$12,043,597
568,343	*,g	Wizz Air Holdings plc			11,651,364
		TOTAL SWITZERLAND			59,243,067

TAIWAN - 5.0%
626,861		Eclat Textile Co Ltd			7,026,584
1,596,000	*	Global PMX Co Ltd			5,852,492
3,728,607		Hota Industrial Manufacturing Co Ltd			16,985,439
2,952,000		Hu Lane Associate, Inc			13,220,831
2,558,200		Powertech Technology, Inc			6,510,806
3,529,000		Taiwan Paiho Ltd			10,849,437
1,113,700	*	VHQ Media Holdings Ltd			4,793,342
		TOTAL TAIWAN			65,238,931

UNITED KINGDOM - 13.7%
1,728,584		Ashtead Group plc			27,358,823
270,047	*	ASOS plc			16,122,448
243,254		Associated British Foods plc			8,659,132
2,156,605	g	Auto Trader Group plc			10,584,056
2,293,970		Beazley plc			12,016,182
12,442,613	*	boohoo.com plc			10,991,838
1,253,074		Cineworld Group plc			9,735,931
244,128		Consort Medical plc			3,340,659
1,190,397		Fevertree Drinks plc			14,302,856
1,894,966	*	Just Eat plc			13,451,502
3,246,029	*,e	Purplebricks Group plc			5,928,420
228,603		Rightmove plc			12,255,555
4,793,634		Taylor Wimpey plc			9,809,173
393,665		Travis Perkins plc			8,122,911
1,759,451		Vesuvius plc			8,554,777
421,842		WPP plc			9,465,090
		TOTAL UNITED KINGDOM			180,699,353

UNITED STATES - 2.4%
344,910	*	Imax Corp			10,895,707
271,165	*,e	Lululemon Athletica, Inc			21,055,962
		TOTAL UNITED STATES			31,951,669

		TOTAL COMMON STOCKS			1,291,535,750
		(Cost $1,219,131,849)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 7.9%
GOVERNMENT AGENCY DEBT - 1.4%
$6,500,000		Federal Home Loan Bank (FHLB)	0.150%	08/01/16	6,500,000
11,750,000		Federal Home Loan Mortgage Corp (FHLMC)	0.148	08/02/16	11,749,917
		TOTAL GOVERNMENT AGENCY DEBT			18,249,917

TREASURY DEBT - 1.0%
12,375,000		United States Treasury Bill	0.265	08/04/16	12,374,864
		TOTAL TREASURY DEBT			12,374,864
116

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.5%
72,918,041	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$72,918,041
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	72,918,041
		TOTAL SHORT-TERM INVESTMENTS	103,542,822
		(Cost $103,542,719)

		TOTAL INVESTMENTS - 105.9%	1,395,078,572
		(Cost $1,322,674,568)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(77,256,367)
		NET ASSETS - 100.0%	$1,317,822,205

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $70,100,716.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $38,588,213 or 2.9% of net assets.
m	Indicates a security that has been deemed illiquid.

117

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$281,722,542	21.4%
FINANCIALS	257,208,599	19.5
INDUSTRIALS	167,488,392	12.7
INFORMATION TECHNOLOGY	150,789,082	11.4
CONSUMER STAPLES	126,252,556	9.6
HEALTH CARE	112,745,556	8.5
MATERIALS	110,160,910	8.4
ENERGY	85,166,524	6.5
TELECOMMUNICATION SERVICES	1,589	0.0
SHORT - TERM INVESTMENTS	103,542,822	7.9
OTHER ASSETS & LIABILITIES, NET	(77,256,367)	(5.9)

NET ASSETS	$1,317,822,205	100.0%

118

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.6%
314		AGL Energy Ltd	$4,916
1,228		Amcor Ltd	14,034
5,913		AMP Ltd	26,161
3,469		APA Group	25,654
691	m	Asciano Group	4,805
8,624		Australia & New Zealand Banking Group Ltd	169,672
8,897		Brambles Ltd	91,014
2,337		Caltex Australia Ltd	59,100
4,830		Coca-Cola Amatil Ltd	33,788
4,189		Commonwealth Bank of Australia	246,592
1,343		GPT Group (ASE)	5,728
10,833		Healthscope Ltd	24,398
1,935		Insurance Australia Group Ltd	8,900
1,393		Lend Lease Corp Ltd	14,218
1,408		Macquarie Goodman Group	8,075
625		Macquarie Group Ltd	35,386
22,620		Mirvac Group	37,841
7,832		National Australia Bank Ltd	158,333
4,635	*	Newcrest Mining Ltd	90,274
1,248		Ramsay Health Care Ltd	74,762
58,501	*	South32 Ltd	82,491
16,646		Stockland Trust Group	63,882
980		Sydney Airport	5,644
3,298		Transurban Group (ASE)	31,511
3,456		Wesfarmers Ltd	113,033
8,538		Westpac Banking Corp	202,029
3,934		Woodside Petroleum Ltd	80,361
		TOTAL AUSTRALIA	1,712,602

AUSTRIA - 0.2%
1,545		OMV AG.	41,268
		TOTAL AUSTRIA	41,268

BELGIUM - 0.5%
1,658	*	KBC Groep NV	86,185
437		Umicore	25,285
		TOTAL BELGIUM	111,470

DENMARK - 2.0%
972		Coloplast AS	76,171
162	*	Genmab AS	29,372
4,657		Novo Nordisk AS	264,826
460		Novozymes AS	22,576
119

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

166	Pandora AS	$21,622
499	Vestas Wind Systems AS	34,886
	TOTAL DENMARK	449,453

FINLAND - 0.7%
676	Metso Oyj	18,758
1,409	Neste Oil Oyj	53,471
710	Orion Oyj (Class B)	29,087
1,487	Wartsila Oyj (B Shares)	64,552
	TOTAL FINLAND	165,868

FRANCE - 9.4%
1,833	Accor S.A.	76,737
1,364	Air Liquide	145,418
532	Atos Origin S.A.	52,150
6,395	AXA S.A.	130,153
1,841	Bouygues S.A.	54,536
1,171	Bureau Veritas S.A.	25,449
550	Cap Gemini S.A.	52,868
2,649	Carrefour S.A.	66,365
573	Casino Guichard Perrachon S.A.	31,056
522	Christian Dior S.A.	94,411
1,801	CNP Assurances	27,516
2,422	Compagnie de Saint-Gobain	102,819
503	Eiffage S.A.	38,673
948	Essilor International S.A.	121,427
295	Eurazeo	18,861
70	Gecina S.A.	10,609
2,128	Groupe Danone	163,204
234	Icade	18,053
154	JC Decaux S.A.	5,264
530	Kering	100,726
241	Lagardere S.C.A.	6,157
1,080	Legrand S.A.	59,592
790	L’Oreal S.A.	150,104
9,846	Natixis	40,600
342	Renault S.A.	29,902
2,585	Rexel S.A.	38,444
2,131	Schneider Electric S.A.	139,033
3,578	Suez Environnement S.A.	58,069
904	Technip S.A.	50,685
470	Unibail-Rodamco	129,496
2,852	Vivendi Universal S.A.	56,001
302	Wendel	32,256
	TOTAL FRANCE	2,126,634

GERMANY - 8.7%
809	Adidas-Salomon AG.	132,896
1,394	Allianz AG.	199,739
58	Axel Springer AG.	3,179
2,660	BASF SE	208,947
1,555	Bayerische Motoren Werke AG.	133,985
572	Bayerische Motoren Werke AG. (Preference)	41,458
120

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

78		Beiersdorf AG.	$7,328
1,109		Brenntag AG.	55,091
1,086	*	Deutsche Boerse AG.	90,818
4,466		Deutsche Post AG.	133,284
370		Fraport AG. Frankfurt Airport Services Worldwide	20,236
661		GEA Group AG.	35,293
1,029		HeidelbergCement AG.	87,167
550		Henkel KGaA	59,704
570		Henkel KGaA (Preference)	71,025
958		Merck KGaA	105,798
1,508		Metro AG.	48,517
781		Muenchener Rueckver AG.	130,248
152		Osram Licht AG.	7,908
1,115		ProSiebenSat. Media AG.	51,075
2,733		SAP AG.	239,201
6,715		Telefonica Deutschland Holding AG.	27,418
4,719		TUI AG. (DI)	61,436
		TOTAL GERMANY	1,951,751

HONG KONG - 3.2%
16,000		BOC Hong Kong Holdings Ltd	52,680
10,000		CLP Holdings Ltd	104,219
5,200		Hang Seng Bank Ltd	93,089
54,900		Hong Kong & China Gas Ltd	102,082
4,961		Hong Kong Exchanges and Clearing Ltd	122,825
6,000		Hysan Development Co Ltd	27,669
50,000		Li & Fung Ltd	25,051
12,857		MTR Corp	72,816
5,500		Swire Pacific Ltd (Class A)	65,911
9,800		Swire Properties Ltd	27,346
6,500		Yue Yuen Industrial Holdings	26,413
		TOTAL HONG KONG	720,101

IRELAND - 0.5%
1,064		CRH plc	32,468
961		Kerry Group plc (Class A)	82,228
		TOTAL IRELAND	114,696

ISRAEL - 0.3%
11,698		Bank Hapoalim Ltd	59,632
		TOTAL ISRAEL	59,632

ITALY - 1.5%
6,787		Assicurazioni Generali S.p.A.	89,408
51,282		Banca Intesa S.p.A.	113,162
9,784		Banca Intesa S.p.A. RSP	20,438
1,163		Exor S.p.A.	45,381
9,488		Snam Rete Gas S.p.A.	54,922
3,357		Terna Rete Elettrica Nazionale S.p.A.	18,287
		TOTAL ITALY	341,598
121

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

JAPAN - 23.2%
1,200	Aeon Co Ltd	$17,243
700	AEON Financial Service Co Ltd	16,119
800	Aeon Mall Co Ltd	10,748
900	Aisin Seiki Co Ltd	41,127
3,000	Ajinomoto Co, Inc	76,581
1,200	Alfresa Holdings Corp	26,308
400	Amada Co Ltd	4,359
1,000	Asahi Glass Co Ltd	5,745
3,000	Asahi Kasei Corp	22,676
400	Asics Corp	7,340
8,500	Astellas Pharma, Inc	141,625
700	Central Japan Railway Co	130,111
1,200	Chugai Pharmaceutical Co Ltd	44,846
600	Daikin Industries Ltd	52,034
1,600	Daiwa House Industry Co Ltd	44,865
2,900	Denso Corp	112,287
500	Dentsu, Inc	23,887
1,400	East Japan Railway Co	128,421
600	Eisai Co Ltd	35,083
100	Fast Retailing Co Ltd	32,271
3,000	Fuji Heavy Industries Ltd	114,614
100	Fujifilm Holdings Corp	3,588
8,000	Fujitsu Ltd	33,212
1,800	Hino Motors Ltd	18,798
200	Hitachi Chemical Co Ltd	4,172
400	Hitachi Construction Machinery Co Ltd	6,505
2,300	Hitachi Metals Ltd	25,571
5,800	Honda Motor Co Ltd	157,109
6,700	Inpex Holdings, Inc	53,264
200	Kansai Paint Co Ltd	4,188
800	Kao Corp	43,083
12,000	Kawasaki Heavy Industries Ltd	35,303
5,400	KDDI Corp	165,710
200	Keyence Corp	141,075
1,000	Kikkoman Corp	35,507
32,000	Kobe Steel Ltd	27,692
4,400	Komatsu Ltd	85,500
1,600	Konica Minolta Holdings, Inc	12,859
4,600	Kubota Corp	66,641
200	Kuraray Co Ltd	2,522
1,800	Kyocera Corp	85,276
2,000	Kyowa Hakko Kogyo Co Ltd	34,943
11,900	Matsushita Electric Industrial Co Ltd	114,438
4,800	Mazda Motor Corp	70,200
6,700	Mitsubishi Corp	115,271
9,000	Mitsubishi Electric Corp	104,926
12,000	Mitsubishi Materials Corp	31,535
3,500	Mitsubishi UFJ Lease & Finance Co Ltd	14,083
2,000	Mitsui Chemicals, Inc	8,460
4,000	Mitsui Fudosan Co Ltd	86,583
5,000	Mitsui OSK Lines Ltd	10,649
21,000	Mitsui Trust Holdings, Inc	69,788
92,700	Mizuho Financial Group, Inc	148,721
122

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

700		Murata Manufacturing Co Ltd	$85,471
10,000		NEC Corp	27,309
200		NGK Spark Plug Co Ltd	3,264
400		Nikon Corp	5,652
2,500		Nippon Telegraph & Telephone Corp	118,799
8,000		Nippon Yusen Kabushiki Kaisha	14,158
12,600		Nissan Motor Co Ltd	122,075
500		Nissin Food Products Co Ltd	28,385
500		Nitto Denko Corp	33,510
700		NKSJ Holdings, Inc	22,610
400		Nomura Real Estate Holdings, Inc	6,899
2,500		NSK Ltd	21,029
4,100		NTT DoCoMo, Inc	111,374
1,300		Omron Corp	43,111
500		Oriental Land Co Ltd	31,623
1,000		Osaka Gas Co Ltd	4,036
8,000		Resona Holdings, Inc	31,910
1,900		Santen Pharmaceutical Co Ltd	31,595
200		Secom Co Ltd	15,066
200		Sekisui Chemical Co Ltd	2,909
1,400		Sekisui House Ltd	23,326
1,600		Seven & I Holdings Co Ltd	66,437
1,900		Shin-Etsu Chemical Co Ltd	129,654
300		Shionogi & Co Ltd	15,560
2,100		Shoei Co Ltd	21,783
1,600		Showa Shell Sekiyu KK	14,350
4,600		Sony Corp	151,004
300		Stanley Electric Co Ltd	7,273
14,000		Sumitomo Chemical Co Ltd	61,964
9,200		Sumitomo Corp	96,500
1,100	e	Sumitomo Dainippon Pharma Co Ltd	20,561
2,900		Sumitomo Electric Industries Ltd	39,953
2,000		Sumitomo Heavy Industries Ltd	9,489
5,000		Sumitomo Metal Mining Co Ltd	60,099
4,700		Sumitomo Mitsui Financial Group, Inc	148,987
1,200		Sumitomo Rubber Industries, Inc	16,938
1,200		Suntory Beverage & Food Ltd	52,174
500		Suzuken Co Ltd	15,947
900		Sysmex Corp	62,345
1,000		T&D Holdings, Inc	10,198
3,100		Takeda Pharmaceutical Co Ltd	138,130
200		TDK Corp	12,271
700		Tokyo Electron Ltd	60,140
13,000		Tokyo Gas Co Ltd	55,340
1,000		Tokyu Corp	8,218
3,000		Toray Industries, Inc	27,330
100	*	Toto Ltd	4,285
600		Toyo Suisan Kaisha Ltd	26,648
1,700		Toyota Industries Corp	76,305
1,500		Toyota Tsusho Corp	33,117
800		Yakult Honsha Co Ltd	38,206
100		Yamaha Corp	2,759
1,700		Yamaha Motor Co Ltd	28,622

123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,400		Yaskawa Electric Corp	$19,080
200		Yokogawa Electric Corp	2,586
		TOTAL JAPAN	5,223,826

LUXEMBOURG - 0.3%
697		SES Global S.A.	15,273
3,323		Tenaris S.A.	44,554
		TOTAL LUXEMBOURG	59,827

NETHERLANDS - 3.0%
11,159		Aegon NV	45,182
1,446		Akzo Nobel NV	93,474
1,075		ASML Holding NV	118,036
490		DSM NV	31,362
180		Gemalto NV	11,862
12,691		ING Groep NV	141,885
2,994		Koninklijke Ahold Delhaize NV	71,485
3,851		Koninklijke Philips Electronics NV	102,424
635		Koninklijke Vopak NV	32,647
6,358		Royal KPN NV	20,912
400		Wolters Kluwer NV	16,829
		TOTAL NETHERLANDS	686,098

NEW ZEALAND - 0.3%
4,092		Auckland International Airport Ltd	21,821
3,166		Fletcher Building Ltd	22,162
6,643	*	Meridian Energy Ltd	13,435
2,639		Ryman Healthcare Ltd	18,184
		TOTAL NEW ZEALAND	75,602

NORWAY - 1.2%
2,275		DNB NOR Holding ASA	25,123
14,778		Norsk Hydro ASA	63,365
4,583		Orkla ASA	42,634
6,375		Statoil ASA	101,346
2,321		Telenor ASA	38,857
		TOTAL NORWAY	271,325

PORTUGAL - 0.4%
12,022		Energias de Portugal S.A.	41,238
4,059		Galp Energia SGPS S.A.	55,600
29		Jeronimo Martins SGPS S.A.	486
		TOTAL PORTUGAL	97,324

SINGAPORE - 1.8%
5,260		Ascendas REIT	9,639
22,200		CapitaLand Ltd	52,710
4,100		CapitaMall Trust	6,570
3,300		City Developments Ltd	21,001
9,180		DBS Group Holdings Ltd	106,129
800		Jardine Cycle & Carriage Ltd	23,504
13,100		Keppel Corp Ltd	51,837
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

900		Singapore Airlines Ltd	$7,377
37,800		Singapore Telecommunications Ltd	118,536
		TOTAL SINGAPORE	397,303

SOUTH AFRICA - 0.5%
3,645		Al Noor Hospitals Group plc	51,750
6,478		Investec plc	38,559
1,008		Mondi plc	20,399
		TOTAL SOUTH AFRICA	110,708

SPAIN - 3.0%
1,436		Amadeus IT Holding S.A.	67,421
22,761		Banco Bilbao Vizcaya Argentaria S.A.	132,878
14,427		Banco de Sabadell S.A.	19,729
22,348		CaixaBank S.A.	56,115
821		Ferrovial S.A.	16,993
21,548		Iberdrola S.A.	148,055
102	*,m	Iberdrola S.A.	703
3,860		Industria De Diseno Textil S.A.	133,493
8,068		Repsol YPF S.A.	102,194
		TOTAL SPAIN	677,581

SWEDEN - 3.6%
221		Alfa Laval AB	3,483
2,497		Assa Abloy AB	54,779
2,722		Atlas Copco AB (A Shares)	76,411
2,746		Atlas Copco AB (B Shares)	70,217
2,967		Boliden AB	65,304
519		Electrolux AB (Series B)	14,061
8,366		Ericsson (LM) (B Shares)	62,388
1,936		Hennes & Mauritz AB (B Shares)	58,463
1,155		Industrivarden AB	19,433
12,442		Nordea Bank AB	110,854
2,665		Sandvik AB	28,555
5,042		Skandinaviska Enskilda Banken AB (Class A)	44,209
1,070		SKF AB (B Shares)	16,952
758		Svenska Cellulosa AB (B Shares)	22,534
2,102		Swedbank AB (A Shares)	44,131
14,416		TeliaSonera AB	65,783
4,886		Volvo AB (B Shares)	52,064
		TOTAL SWEDEN	809,621

SWITZERLAND - 9.4%
6,768		ABB Ltd	143,767
632		Actelion Ltd	111,947
119		Adecco S.A.	6,532
915		Aryzta AG.	34,376
1,897		Coca-Cola HBC AG.	39,219
51		Givaudan S.A.	104,741
2,472		Holcim Ltd	117,546
332		Kuehne & Nagel International AG.	46,568
11		Lindt & Spruengli AG.	64,680
460		Lonza Group AG.	86,627
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,093		Novartis AG.	$422,429
1,592		Roche Holding AG.	406,387
39		SGS S.A.	86,278
1,378		Swiss Re Ltd	115,513
187		Swisscom AG.	91,995
1,688		Wolseley plc	94,120
570		Zurich Financial Services AG.	136,853
		TOTAL SWITZERLAND	2,109,578

UNITED KINGDOM - 17.9%
8,360		3i Group plc	68,283
9,679		Aberdeen Asset Management plc	40,767
2,817		Associated British Foods plc	100,277
22,779		Aviva plc	117,301
5,091		Barratt Developments plc	29,479
199		Berkeley Group Holdings plc	7,059
8,809		British Land Co plc	78,179
30,654		BT Group plc	167,476
951		Bunzl plc	29,755
3,074		Burberry Group plc	53,636
4,635		Capita Group plc	58,853
8,524		CNH Industrial NV	60,873
107	*	Coca-Cola European Partners plc	4,037
354		Croda International plc	15,567
129		DCC plc	11,512
1,361		easyJet plc	18,721
12,461		GlaxoSmithKline plc	278,292
5,537		Hammerson plc	40,873
1,937		InterContinental Hotels Group plc	77,442
620		Intertek Group plc	29,745
10,343		Intu Properties plc	41,013
9,647		ITV plc	25,014
3,792	e	J Sainsbury plc	11,253
1,996		Johnson Matthey plc	86,501
9,245		Kingfisher plc	41,054
5,380		Land Securities Group plc	77,883
30,998		Legal & General Group plc	84,326
2,198		London Stock Exchange Group plc	80,881
5,774		Marks & Spencer Group plc	24,412
5,618		Meggitt plc	32,539
12,013		National Grid plc	172,252
555		Next plc	36,899
34,054		Old Mutual plc	94,765
5,871		Pearson plc	68,593
2,343		Petrofac Ltd	23,167
9,030		Prudential plc	159,185
1,847		Reckitt Benckiser Group plc	179,085
899		Reed Elsevier NV	16,199
4,446		Reed Elsevier plc	84,424
2,751		RSA Insurance Group plc	18,090
1,423		Schroders plc	49,319
5,466	e	Scottish & Southern Energy plc	109,719
1,696		Segro plc	9,938
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

15,374		Standard Chartered plc	$122,932
12,757		Standard Life plc	51,073
5,125		Tate & Lyle plc	49,045
8,914		Taylor Wimpey plc	18,241
43,098	*	Tesco plc	88,860
872		Travis Perkins plc	17,993
3,303		Unilever NV	153,091
4,013		Unilever plc	187,740
6,816		United Utilities Group plc	91,696
7,213	e	Vodafone Group plc (ADR)	222,882
1,813		Whitbread plc	92,580
6,886		WM Morrison Supermarkets plc	16,922
5,362		WPP plc	120,310
		TOTAL UNITED KINGDOM	4,048,003

UNITED STATES - 0.2%
1,997	*	Qiagen NV	52,423
		TOTAL UNITED STATES	52,423

		TOTAL COMMON STOCKS	22,414,292
		(Cost $23,760,076)

		TOTAL INVESTMENTS - 99.4%	22,414,292
		(Cost $23,760,076)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	143,751
		NET ASSETS - 100.0%	$22,558,043

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $354,413.
m	Indicates a security that has been deemed illiquid.
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$5,503,507	24.4%
INDUSTRIALS	3,140,638	13.9
CONSUMER DISCRETIONARY	3,008,254	13.3
HEALTH CARE	2,720,823	12.1
CONSUMER STAPLES	2,276,340	10.1
MATERIALS	1,768,454	7.8
TELECOMMUNICATION SERVICES	1,149,742	5.1
INFORMATION TECHNOLOGY	1,129,904	5.0
UTILITIES	1,004,623	4.5
ENERGY	712,007	3.2
OTHER ASSETS & LIABILITIES, NET	143,751	0.6

NET ASSETS	$22,558,043	100.0%

128

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
37,554	*	American Axle & Manufacturing Holdings, Inc	$653,815
105,930		BorgWarner, Inc	3,514,757
26,375		Cooper Tire & Rubber Co	870,111
7,253	*	Cooper-Standard Holding, Inc	638,627
72,245		Dana Holding Corp	985,422
133,622		Delphi Automotive plc	9,062,244
13,305	*	Dorman Products, Inc	847,529
11,529		Drew Industries, Inc	1,056,172
12,398	*	Federal Mogul Corp (Class A)	109,598
1,939,101		Ford Motor Co	24,549,019
12,970	*	Fox Factory Holding Corp	248,894
700,202		General Motors Co	22,084,371
138,866		Gentex Corp	2,453,762
17,656	*	Gentherm, Inc	592,535
127,545		Goodyear Tire & Rubber Co	3,656,715
88,859	e	Harley-Davidson, Inc	4,702,418
7,334	*	Horizon Global Corp	95,709
315,073		Johnson Controls, Inc	14,468,152
35,272		Lear Corp	4,001,608
7,570		Metaldyne Performance Group, Inc	120,287
21,146	*	Modine Manufacturing Co	203,002
8,720	*	Motorcar Parts of America, Inc	244,422
16,273		Spartan Motors, Inc	138,158
11,059		Standard Motor Products, Inc	463,814
12,077	*	Stoneridge, Inc	201,444
1,415		Strattec Security Corp	63,109
12,118		Superior Industries International, Inc	370,326
26,573	*	Tenneco, Inc	1,501,906
57,250	*,e	Tesla Motors, Inc	13,441,728
22,553		Thor Industries, Inc	1,726,207
9,993		Tower International, Inc	230,638
3,070		Unique Fabricating, Inc	41,261
22,231		Visteon Corp	1,558,171
12,900		Winnebago Industries, Inc	306,504
6,207	*	Workhorse Group, Inc	40,780
		TOTAL AUTOMOBILES & COMPONENTS	115,243,215

BANKS - 5.5%
6,433		1st Source Corp	216,213
2,590		Access National Corp	57,576
3,009		ACNB Corp	77,783
5,241	*,e	Allegiance Bancshares, Inc	132,388
3,144		American National Bankshares, Inc	82,561
16,401		Ameris Bancorp	543,857
3,475	e	Ames National Corp	94,346
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,815		Apollo Residential Mortgage	$214,610
4,559		Arrow Financial Corp	144,019
63,588		Associated Banc-Corp	1,182,737
43,500		Astoria Financial Corp	638,145
8,335	*	Atlantic Capital Bancshares, Inc	123,608
16,132		Banc of California, Inc	357,808
3,811		Bancfirst Corp	249,887
14,602		Banco Latinoamericano de Exportaciones S.A. (Class E)	398,927
38,151		Bancorpsouth, Inc	908,757
19,189		Bank Mutual Corp	146,604
5,090,217		Bank of America Corp	73,757,244
23,779		Bank of Hawaii Corp	1,638,849
2,316		Bank of Marin Bancorp	114,827
42,277		Bank of the Ozarks, Inc	1,521,555
7,344		BankFinancial Corp	89,597
48,616		BankUnited	1,459,452
2,566	e	Bankwell Financial Group, Inc	56,478
19,110		Banner Corp	797,651
2,779		Bar Harbor Bankshares	101,934
398,324		BB&T Corp	14,686,206
6,029	e	Bear State Financial, Inc	57,517
34,168		Beneficial Bancorp, Inc	463,318
15,102		Berkshire Hills Bancorp, Inc	398,240
11,500		Blue Hills Bancorp, Inc	163,875
18,329		BNC Bancorp	444,662
29,411	*,e	BofI Holding, Inc	494,693
12,602	e	BOK Financial Corp	822,028
33,474		Boston Private Financial Holdings, Inc	405,705
8,056		Bridge Bancorp, Inc	234,510
33,112		Brookline Bancorp, Inc	377,146
8,081		Bryn Mawr Bank Corp	237,016
3,755	*	BSB Bancorp, Inc	86,365
1,549	e	C&F Financial Corp	70,774
5,021		Camden National Corp	218,313
9,174		Capital Bank Financial Corp	274,211
4,271		Capital City Bank Group, Inc	61,118
84,860		Capitol Federal Financial	1,202,466
12,761		Cardinal Financial Corp	328,723
4,967		Carolina Financial Corp	95,019
11,872	*	Cascade Bancorp	66,958
36,003		Cathay General Bancorp	1,079,370
22,222		Centerstate Banks of Florida, Inc	370,219
8,558		Central Pacific Financial Corp	209,928
4,092		Central Valley Community Bancorp	61,175
1,649		Century Bancorp, Inc	71,995
8,748		Charter Financial Corp	114,074
23,857	e	Chemical Financial Corp	987,203
1,442	e	Chemung Financial Corp	45,625
97,257		CIT Group, Inc	3,361,202
1,454,528		Citigroup, Inc	63,722,872
5,032		Citizens & Northern Corp	107,232
259,226		Citizens Financial Group, Inc	5,788,517
6,773		City Holding Co	316,299
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,322		Clifton Bancorp, Inc	$154,624
5,791		CNB Financial Corp	106,844
17,885		CoBiz, Inc	220,880
3,672		Codorus Valley Bancorp, Inc	77,883
32,896		Columbia Banking System, Inc	997,407
85,334		Comerica, Inc	3,860,510
47,079		Commerce Bancshares, Inc	2,226,366
28,994		Community Bank System, Inc	1,279,505
6,977		Community Trust Bancorp, Inc	242,660
4,655	*	CommunityOne Bancorp	60,608
11,785		ConnectOne Bancorp, Inc	199,284
2,437	e	County Bancorp, Inc	50,738
6,901	*	CU Bancorp	163,968
28,081	e	Cullen/Frost Bankers, Inc	1,906,419
11,525	*	Customers Bancorp, Inc	296,653
65,768		CVB Financial Corp	1,081,884
15,318		Dime Community Bancshares	265,001
16,871	*	Eagle Bancorp, Inc	869,700
70,051		East West Bancorp, Inc	2,397,145
3,160		Enterprise Bancorp, Inc	74,797
11,187		Enterprise Financial Services Corp	321,738
2,384	*	Equity Bancshares, Inc	53,855
4,031		ESSA Bancorp, Inc	57,079
36,435	*	Essent Group Ltd	872,983
38,938		EverBank Financial Corp	699,326
2,904		Farmers Capital Bank Corp	85,784
11,953		Farmers National Banc Corp	114,151
14,519	*	FCB Financial Holdings, Inc	507,729
6,393		Federal Agricultural Mortgage Corp (Class C)	245,683
10,179		Fidelity Southern Corp	175,181
358,173		Fifth Third Bancorp	6,798,124
5,686		Financial Institutions, Inc	152,953
9,604		First Bancorp (NC)	179,787
56,710	*	First Bancorp (Puerto Rico)	260,299
3,643		First Bancorp, Inc	80,328
15,209		First Busey Corp	342,659
3,244		First Business Financial Services, Inc	76,915
4,890		First Citizens Bancshares, Inc (Class A)	1,270,324
43,405		First Commonwealth Financial Corp	418,858
6,839		First Community Bancshares, Inc	156,818
6,078	*,e	First Community Financial Partners, Inc	54,763
6,547		First Connecticut Bancorp	105,407
3,699		First Defiance Financial Corp	154,211
29,861		First Financial Bancorp	636,338
37,366	e	First Financial Bankshares, Inc	1,276,796
4,551		First Financial Corp	174,303
4,121		First Financial Northwest, Inc	57,612
6,474	*	First Foundation, Inc	154,146
95,427		First Horizon National Corp	1,389,417
2,693	e	First Internet Bancorp	63,689
9,611		First Interstate Bancsystem, Inc	279,103
19,713		First Merchants Corp	516,481
2,943		First Mid-Illinois Bancshares, Inc	74,134
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,814		First Midwest Bancorp, Inc	$724,657
9,317	*	First NBC Bank Holding Co	177,303
182,398		First Niagara Financial Group, Inc	1,856,812
5,007	*,e	First Northwest Bancorp	65,492
6,789		First of Long Island Corp	206,046
68,933		First Republic Bank	4,940,428
80,533		FirstMerit Corp	1,709,716
8,294	*	Flagstar Bancorp, Inc	219,045
11,966		Flushing Financial Corp	266,961
102,037		FNB Corp	1,219,342
4,591	*	Franklin Financial Network, Inc	155,543
83,509		Fulton Financial Corp	1,139,898
6,871		German American Bancorp, Inc	233,614
37,114		Glacier Bancorp, Inc	1,023,604
5,092		Great Southern Bancorp, Inc	199,606
29,976		Great Western Bancorp, Inc	994,304
4,011	*	Green Bancorp, Inc	39,228
5,658		Guaranty Bancorp	95,450
15,264	*,e	Hampton Roads Bankshares, Inc	31,291
37,485		Hancock Holding Co	1,086,690
12,696		Hanmi Financial Corp	311,306
10,567		Heartland Financial USA, Inc	388,020
12,384		Heritage Commerce Corp	129,784
14,020		Heritage Financial Corp	244,789
9,193		Heritage Oaks Bancorp	74,831
36,210	*	Hilltop Holdings, Inc	788,654
689		Hingham Institution for Savings	90,259
2,808	e	Home Bancorp, Inc	81,264
58,908		Home Bancshares, Inc	1,229,410
8,704	*	HomeStreet, Inc	194,099
8,420	*	HomeTrust Bancshares, Inc	154,760
37,573	*	Hope Bancorp, Inc	577,497
5,273		Horizon Bancorp	145,113
368,462		Huntington Bancshares, Inc	3,500,389
14,980		IBERIABANK Corp	935,801
3,645	*,e	Impac Mortgage Holdings, Inc	63,241
12,342		Independent Bank Corp (MA)	619,692
9,223		Independent Bank Corp (MI)	141,850
4,046		Independent Bank Group, Inc	170,984
26,696		International Bancshares Corp	732,004
144,820		Investors Bancorp, Inc	1,645,155
1,792,903		JPMorgan Chase & Co	114,692,005
34,024		Kearny Financial Corp	442,992
463,196		Keycorp	5,419,393
3,676	e	Lake Sunapee Bank Group	67,785
18,503		Lakeland Bancorp, Inc	220,371
7,688		Lakeland Financial Corp	394,779
4,465	e	LCNB Corp	79,209
18,393		LegacyTexas Financial Group, Inc	524,568
2,719	*,e	LendingTree, Inc	274,565
9,830		Live Oak Bancshares, Inc	128,871
73,137		M&T Bank Corp	8,378,575
12,652	e	Macatawa Bank Corp	98,053
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,159		MainSource Financial Group, Inc	$248,511
30,171		MB Financial, Inc	1,158,265
8,948		MBT Financial Corp	80,443
6,978		Mercantile Bank Corp	175,706
1,972		Merchants Bancshares, Inc	62,670
33,771		Meridian Bancorp, Inc	496,434
2,375		Meta Financial Group, Inc	129,889
170,971	*	MGIC Investment Corp	1,229,281
2,446		Middleburg Financial Corp	68,782
1,950	*	Midland States Bancorp, Inc	44,382
3,997		MidWestOne Financial Group, Inc	115,713
2,513		MutualFirst Financial, Inc	72,198
16,489		National Bank Holdings Corp	330,275
2,810	e	National Bankshares, Inc	97,816
4,061	*	National Commerce Corp	98,723
16,262	*,e	Nationstar Mortgage Holdings, Inc	205,389
20,562		NBT Bancorp, Inc	613,159
239,989	e	New York Community Bancorp, Inc	3,467,841
3,552	*	Nicolet Bankshares, Inc	129,151
20,415	*	NMI Holdings, Inc	128,206
23,793		Northfield Bancorp, Inc	355,229
3,306		Northrim BanCorp, Inc	93,890
62,331		Northwest Bancshares, Inc	929,355
9,848		OceanFirst Financial Corp	185,733
4,255		Old Line Bancshares, Inc	81,441
64,572		Old National Bancorp	849,768
11,628		Old Second Bancorp, Inc	87,791
4,709		Opus Bank	152,007
27,054		Oritani Financial Corp	438,816
3,502	e	Orrstown Financial Services, Inc	67,729
9,324		Pacific Continental Corp	135,012
13,151	*	Pacific Premier Bancorp, Inc	317,597
58,995		PacWest Bancorp	2,439,443
8,742	e	Park National Corp	782,584
25,387		Park Sterling Bank	195,988
7,363		Peapack Gladstone Financial Corp	147,775
1,915	e	Penns Woods Bancorp, Inc	81,100
5,122	*	PennyMac Financial Services, Inc	64,588
7,855		Peoples Bancorp, Inc	176,345
3,001		Peoples Financial Services Corp	118,449
137,110		People’s United Financial, Inc	2,078,588
6,152		People’s Utah Bancorp	109,936
26,058	*	PHH Corp	380,707
24,287		Pinnacle Financial Partners, Inc	1,289,883
246,221		PNC Financial Services Group, Inc	20,350,166
49,963		Popular, Inc	1,683,253
5,949		Preferred Bank	194,354
4,051	e	Premier Financial Bancorp, Inc	72,270
39,077		PrivateBancorp, Inc	1,727,203
32,606		Prosperity Bancshares, Inc	1,665,841
2,962		Provident Financial Holdings, Inc	57,729
22,929		Provident Financial Services, Inc	462,019
5,576		QCR Holdings, Inc	165,273
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

104,710		Radian Group, Inc	$1,350,759
576,763		Regions Financial Corp	5,288,917
19,695		Renasant Corp	634,573
4,212		Republic Bancorp, Inc (Class A)	125,560
15,691	*,e	Republic First Bancorp, Inc	68,883
16,780		S&T Bancorp, Inc	427,722
11,418		Sandy Spring Bancorp, Inc	340,713
14,091	*	Seacoast Banking Corp of Florida	225,033
11,104		ServisFirst Bancshares, Inc	562,196
5,605		SI Financial Group, Inc	74,939
5,108		Sierra Bancorp	91,331
25,709	*	Signature Bank	3,091,250
14,281		Simmons First National Corp (Class A)	656,212
15,850		South State Corp	1,155,623
2,686	*	Southern First Bancshares, Inc	72,683
2,726	e	Southern Missouri Bancorp, Inc	66,542
5,361	e	Southern National Bancorp of Virginia, Inc	71,462
11,996		Southside Bancshares, Inc	366,958
7,722		Southwest Bancorp, Inc	149,961
17,135		State Bank & Trust Co	374,914
52,783		Sterling Bancorp/DE	891,505
10,273		Stock Yards Bancorp, Inc	303,464
5,678		Stonegate Bank	179,936
4,609		Suffolk Bancorp	151,682
4,018	e	Summit Financial Group, Inc	78,954
5,433	*	Sun Bancorp, Inc	115,940
233,893		SunTrust Banks, Inc	9,891,335
25,315	*	SVB Financial Group	2,542,132
67,263		Synovus Financial Corp	2,047,486
22,554		Talmer Bancorp Inc	474,085
67,434		TCF Financial Corp	916,428
3,666		Territorial Bancorp, Inc	98,615
22,310	*	Texas Capital Bancshares, Inc	1,082,927
36,889		TFS Financial Corp	671,380
13,492	*	The Bancorp, Inc	71,508
7,418		Tompkins Trustco, Inc	539,585
27,394	e	TowneBank	628,692
9,011		Trico Bancshares	234,466
8,498	*	Tristate Capital Holdings, Inc	121,266
7,756	*	Triumph Bancorp, Inc	135,497
43,902		Trustco Bank Corp NY	291,070
36,220		Trustmark Corp	945,342
21,800		UMB Financial Corp	1,207,938
106,950		Umpqua Holdings Corp	1,628,849
20,968	e	Union Bankshares Corp	562,781
1,900	e	Union Bankshares, Inc	66,234
39,004	e	United Bankshares, Inc	1,493,853
37,399		United Community Banks, Inc	719,557
19,365		United Community Financial Corp	128,584
19,970		United Financial Bancorp, Inc (New)	262,606
11,444		Univest Corp of Pennsylvania	241,354
796,202		US Bancorp	33,575,838
150,278		Valley National Bancorp	1,363,021
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,072	*	Veritex Holdings, Inc	$70,731
13,347	*	Walker & Dunlop, Inc	315,923
16,698	*,e	Walter Investment Management Corp	47,923
51,702		Washington Federal, Inc	1,292,550
7,198		Washington Trust Bancorp, Inc	273,236
3,753		WashingtonFirst Bankshares, Inc	90,072
13,586		Waterstone Financial, Inc	213,028
36,708		Webster Financial Corp	1,320,020
2,245,593		Wells Fargo & Co	107,721,096
19,889		WesBanco, Inc	614,968
6,091		West Bancorporation, Inc	115,729
21,336	e	Westamerica Bancorporation	1,003,645
45,525	*	Western Alliance Bancorp	1,549,216
7,045		Westfield Financial, Inc	55,444
34,813		Wilshire Bancorp, Inc	373,892
23,570		Wintrust Financial Corp	1,244,496
100,521	*	WMIH Corp	243,261
12,825		WSFS Financial Corp	451,312
24,350		Yadkin Financial Corp	613,377
2,290		Your Community Bankshares, Inc	85,211
90,422		Zions Bancorporation	2,520,965
		TOTAL BANKS	622,163,867

CAPITAL GOODS - 7.5%
288,501		3M Co	51,457,038
34,657		A.O. Smith Corp	3,219,289
25,084		Aaon, Inc	664,224
14,774		AAR Corp	356,940
27,308		Actuant Corp (Class A)	648,565
21,298		Acuity Brands, Inc	5,589,234
19,055	e	Advanced Drainage Systems, Inc	508,959
64,827	*	Aecom Technology Corp	2,300,710
17,231	*	Aegion Corp	353,580
28,687	*	Aerojet Rocketdyne Holdings, Inc	541,037
9,931	*	Aerovironment, Inc	281,544
32,826		AGCO Corp	1,580,900
43,036		Air Lease Corp	1,239,867
22,998		Aircastle Ltd	511,016
4,528		Alamo Group, Inc	303,965
13,760		Albany International Corp (Class A)	582,461
44,943		Allegion plc	3,253,424
2,945		Allied Motion Technologies, Inc	66,616
69,052		Allison Transmission Holdings, Inc	1,990,079
12,193		Altra Holdings, Inc	346,281
8,663	*	Ameresco, Inc	42,882
3,814	e	American Railcar Industries, Inc	160,226
3,837		American Science & Engineering, Inc	141,624
6,024	*	American Superconductor Corp	55,300
8,421	*	American Woodmark Corp	625,091
109,862		Ametek, Inc	5,166,810
13,179		Apogee Enterprises, Inc	616,118
16,844		Applied Industrial Technologies, Inc	790,826
6,376		Argan, Inc	294,125
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,629	*	Armstrong Flooring, Inc	$231,766
20,205	*	Armstrong World Industries, Inc	858,106
9,399		Astec Industries, Inc	566,572
9,721	*	Astronics Corp	372,023
10,688		AZZ, Inc	663,511
21,982	*	Babcock & Wilcox Enterprises, Inc	337,644
24,354		Barnes Group, Inc	923,747
49,825		BE Aerospace, Inc	2,383,379
28,927	*	Beacon Roofing Supply, Inc	1,360,148
26,687	*	BMC Stock Holdings, Inc	543,080
294,339		Boeing Co	39,341,351
17,803		Briggs & Stratton Corp	404,662
40,730	*	Builders FirstSource, Inc	525,010
45,709		BWX Technologies, Inc	1,682,548
11,658		Caesarstone Sdot-Yam Ltd	437,058
8,206	*	CAI International, Inc	70,407
29,385		Carlisle Cos, Inc	3,035,177
273,349		Caterpillar, Inc	22,622,363
14,772	*	Chart Industries, Inc	443,455
51,676		Chicago Bridge & Iron Co NV	1,747,166
7,518		CIRCOR International, Inc	428,075
21,011		Clarcor, Inc	1,308,145
47,890	*	Colfax Corp	1,406,050
7,576		Columbus McKinnon Corp	125,686
19,570		Comfort Systems USA, Inc	594,537
16,862	*	Continental Building Products Inc	395,414
19,872		Crane Co	1,238,026
7,120	*	CSW Industrials, Inc	241,582
12,289		Cubic Corp	501,883
77,238		Cummins, Inc	9,482,509
20,863		Curtiss-Wright Corp	1,856,598
296,668		Danaher Corp	24,160,642
151,930	e	Deere & Co	11,806,480
29,960	*	DigitalGlobe, Inc	807,722
61,940		Donaldson Co, Inc	2,237,892
11,557		Douglas Dynamics, Inc	309,728
70,296		Dover Corp	5,021,243
4,457	*	Ducommun, Inc	86,198
5,115	*,e	DXP Enterprises, Inc	85,114
15,401	*	Dycom Industries, Inc	1,448,464
6,313		Dynamic Materials Corp	64,645
220,813		Eaton Corp	14,001,752
29,434		EMCOR Group, Inc	1,639,474
310,214		Emerson Electric Co	17,340,963
9,755		Encore Wire Corp	366,105
7,645	*,e	Energous Corp	94,951
16,133	*,e	Energy Recovery, Inc	172,623
21,108		EnerSys	1,316,084
8,686		Engility Holdings, Inc	252,241
12,925		EnPro Industries, Inc	591,319
12,221		ESCO Technologies, Inc	517,559
14,101	*	Esterline Technologies Corp	857,764
138,956		Fastenal Co	5,940,369
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,641		Federal Signal Corp	$324,029
63,554		Flowserve Corp	3,041,059
68,098		Fluor Corp	3,644,605
148,334	*	Fortive Corp	7,151,182
73,398		Fortune Brands Home & Security, Inc	4,643,891
21,653		Franklin Electric Co, Inc	838,404
5,538		Freightcar America, Inc	82,516
8,768	*,e	FuelCell Energy, Inc	47,260
19,799	e	GATX Corp	885,609
2,187	*	Gencor Industries, Inc	38,491
30,017	*	Generac Holdings, Inc	1,134,342
21,698		General Cable Corp	319,612
119,598		General Dynamics Corp	17,567,750
4,540,233		General Electric Co	141,382,856
16,324	*	Gibraltar Industries, Inc	575,911
11,068		Global Brass & Copper Holdings, Inc	313,446
9,996		Gorman-Rupp Co	270,792
27,029		Graco, Inc	2,000,416
4,428		Graham Corp	79,793
20,718		Granite Construction, Inc	1,031,342
30,484	*	Great Lakes Dredge & Dock Corp	135,349
13,035	e	Greenbrier Cos, Inc	427,939
17,223		Griffon Corp	295,202
13,024		H&E Equipment Services, Inc	242,507
5,911		Hardinge, Inc	59,701
36,249		Harsco Corp	354,878
17,374	*,e	HC2 Holdings, Inc	79,920
98,194	*	HD Supply Holdings, Inc	3,553,641
8,701	e	HEICO Corp	604,806
18,295		HEICO Corp (Class A)	1,055,073
11,744	*	Herc Holdings, Inc	415,150
43,804		Hexcel Corp	1,891,019
28,500		Hillenbrand, Inc	921,975
371,909		Honeywell International, Inc	43,264,174
26,856		Hubbell, Inc	2,895,882
22,734		Huntington Ingalls	3,923,434
2,730		Hurco Cos, Inc	72,700
4,045		Hyster-Yale Materials Handling, Inc	258,031
37,151		IDEX Corp	3,335,788
3,513	*	IES Holdings, Inc	54,627
142,102		Illinois Tool Works, Inc	16,398,571
125,913		Ingersoll-Rand plc	8,342,995
8,446		Insteel Industries, Inc	293,836
44,089		ITT, Inc	1,398,062
52,136	*	Jacobs Engineering Group, Inc	2,790,319
15,232		John Bean Technologies Corp	1,019,325
47,731	e	Joy Global, Inc	1,318,808
5,112		Kadant, Inc	280,853
12,142		Kaman Corp	524,049
69,895		KBR, Inc	979,928
44,793		Kennametal, Inc	1,113,554
14,738	*,e	KEYW Holding Corp	150,917
24,712	*	KLX, Inc	798,198
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,068	*,e	Kratos Defense & Security Solutions, Inc	$79,680
37,524		L-3 Communications Holdings, Inc	5,689,764
1,979	*	Lawson Products, Inc	32,456
9,010	*,e	Layne Christensen Co	72,080
23,407		Lennox International, Inc	3,670,218
29,834		Lincoln Electric Holdings, Inc	1,851,498
9,617	e	Lindsay Corp	674,729
129,164		Lockheed Martin Corp	32,643,618
11,159		LSI Industries, Inc	122,303
7,959	*	Lydall, Inc	355,608
62,639		Manitowoc Co, Inc	348,899
61,537	*	Manitowoc Foodservice, Inc	1,128,589
162,407		Masco Corp	5,924,607
19,091	*	Masonite International Corp	1,333,125
32,149	*	Mastec, Inc	786,043
18,997	*	Mercury Systems, Inc	492,402
43,101	*	Meritor, Inc	361,186
27,640	*	Middleby Corp	3,327,303
7,157	*	Milacron Holdings Corp	123,244
5,071		Miller Industries, Inc	108,824
15,534	*	Moog, Inc (Class A)	855,457
44,127	*	MRC Global, Inc	583,800
21,958		MSC Industrial Direct Co (Class A)	1,577,243
27,346		Mueller Industries, Inc	930,858
75,294		Mueller Water Products, Inc (Class A)	892,987
8,496	*	MYR Group, Inc	209,596
2,393	e	National Presto Industries, Inc	214,269
21,878	*,e	Navistar International Corp	280,476
14,901	*	NCI Building Systems, Inc	241,694
4,363	*	Neff Corp	42,626
12,614		NN, Inc	212,798
31,250		Nordson Corp	2,759,062
4,831	*	Nortek, Inc	419,717
81,546		Northrop Grumman Corp	17,665,310
51,845	*	NOW, Inc	949,282
4,023	*	NV5 Holdings, Inc	129,420
1,327		Omega Flex, Inc	45,264
27,401		Orbital ATK, Inc	2,387,175
16,581	*	Orion Marine Group, Inc	93,683
34,402		Oshkosh Truck Corp	1,895,206
56,057		Owens Corning, Inc	2,965,976
166,769		Paccar, Inc	9,834,368
63,138		Parker Hannifin Corp	7,209,728
7,953	*	Patrick Industries, Inc	513,446
81,258		Pentair plc	5,185,886
29,257	*	Pgt, Inc	351,084
79,073	*,e	Plug Power, Inc	141,541
10,543	*	Ply Gem Holdings, Inc	161,940
4,787		Powell Industries, Inc	176,353
2,412	*	Power Solutions International, Inc	42,427
1,112		Preformed Line Products Co	54,343
22,842		Primoris Services Corp	412,298
14,748	*,e	Proto Labs, Inc	811,730
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,625		Quanex Building Products Corp	$272,364
78,775	*	Quanta Services, Inc	2,016,640
17,426		Raven Industries, Inc	361,764
145,550		Raytheon Co	20,308,591
17,285	*	RBC Bearings, Inc	1,314,179
20,168		Regal-Beloit Corp	1,230,450
41,807	*	Rexnord Corp	890,071
62,113		Rockwell Automation, Inc	7,105,727
65,999		Rockwell Collins, Inc	5,584,835
48,367		Roper Industries, Inc	8,239,802
3,027	*,e	Rush Enterprises, Inc	70,620
15,653	*	Rush Enterprises, Inc (Class A)	359,706
20,164		Simpson Manufacturing Co, Inc	822,691
5,253	*	SiteOne Landscape Supply, Inc	204,027
27,454		Snap-On, Inc	4,314,945
31,077	*,e	SolarCity Corp	829,756
5,336	*	Sparton Corp	111,042
64,517	*	Spirit Aerosystems Holdings, Inc (Class A)	2,798,747
35,117	*	SPX Corp	531,671
17,452	*	SPX FLOW, Inc	476,091
7,474		Standex International Corp	663,691
71,131		Stanley Works	8,656,643
10,632		Sun Hydraulics Corp	321,086
30,979	*,e	Sunrun, Inc	160,471
5,976		Supreme Industries, Inc	100,397
32,587	*,e	Taser International, Inc	943,720
15,081	*	Teledyne Technologies, Inc	1,583,505
8,477		Tennant Co	543,206
50,183		Terex Corp	1,211,418
8,797	e	Textainer Group Holdings Ltd	104,508
143,977		Textron, Inc	5,615,103
5,099	*,e	The ExOne Company	51,908
20,692	*	Thermon Group Holdings	417,565
38,654		Timken Co	1,292,976
25,845	e	Titan International, Inc	170,835
6,762	*,e	Titan Machinery, Inc	75,802
25,836		Toro Co	2,375,620
25,217	*	TransDigm Group, Inc	7,048,656
14,357	*	Trex Co, Inc	696,314
21,857	*	Trimas Corp	390,585
68,775		Trinity Industries, Inc	1,596,268
15,968		Triton International Ltd	268,103
23,858		Triumph Group, Inc	735,542
21,354	*	Tutor Perini Corp	536,412
42,341	*	United Rentals, Inc	3,373,307
380,564		United Technologies Corp	40,967,714
17,627	*	Univar, Inc	322,750
9,656		Universal Forest Products, Inc	1,044,007
42,430	*	USG Corp	1,194,829
10,648		Valmont Industries, Inc	1,394,356
4,334	*	Vectrus, Inc	135,004
3,422	*	Veritiv Corp	144,477
6,360	*	Vicor Corp	67,416
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,544	e	W.W. Grainger, Inc	$6,684,554
32,243	*	Wabash National Corp	466,879
25,876	*	WABCO Holdings, Inc	2,594,587
12,701		Watsco, Inc	1,829,452
13,450		Watts Water Technologies, Inc (Class A)	831,882
20,492	*,e	WESCO International, Inc	1,142,224
42,542		Westinghouse Air Brake Technologies Corp	2,914,127
2,234	*,e	Willis Lease Finance Corp	60,318
25,682		Woodward Governor Co	1,503,424
80,712		Xylem, Inc	3,858,841
		TOTAL CAPITAL GOODS	836,867,678

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
23,642		ABM Industries, Inc	879,719
40,054		Acacia Research (Acacia Technologies)	216,692
51,156	*	ACCO Brands Corp	574,993
23,077	*	Advisory Board Co	963,695
4,800	*,e	Aqua Metals, Inc	44,688
17,200	*	ARC Document Solutions, Inc	67,768
2,966		Barrett Business Services, Inc	127,479
22,044		Brady Corp (Class A)	708,494
31,405		Brink’s Co	1,030,712
15,707	*	Casella Waste Systems, Inc (Class A)	147,018
24,005	*	CBIZ, Inc	259,494
17,057		CEB, Inc	1,024,102
13,715		Ceco Environmental Corp	126,864
46,537		Cintas Corp	4,992,024
25,423	*	Clean Harbors, Inc	1,307,251
48,813	*	Copart, Inc	2,462,128
56,807		Covanta Holding Corp	910,048
4,164	*	CRA International, Inc	115,010
22,263		Deluxe Corp	1,504,756
18,658		Dun & Bradstreet Corp	2,411,546
64,481	*,m	Dyax Corp	71,574
12,402		Ennis, Inc	214,803
54,250		Equifax, Inc	7,185,955
17,629		Essendant, Inc	353,285
14,650		Exponent, Inc	744,366
4,553	*	Franklin Covey Co	74,760
20,255	*	FTI Consulting, Inc	867,724
9,541		G & K Services, Inc (Class A)	765,284
5,783	*	GP Strategies Corp	121,212
30,137		Healthcare Services Group	1,169,617
7,483		Heidrick & Struggles International, Inc	145,619
5,084	*	Heritage-Crystal Clean, Inc	64,109
25,719		Herman Miller, Inc	842,812
15,433	*	Hill International, Inc	64,356
21,929		HNI Corp	1,143,159
10,579	*	Huron Consulting Group, Inc	650,291
8,658	*	ICF International, Inc	358,268
6,918	*,e	IDI, Inc	35,835
15,602	*	Innerworkings, Inc	132,773
8,969		Insperity, Inc	703,977
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,536		Interface, Inc	$527,513
60,535		KAR Auction Services, Inc	2,589,082
14,073		Kelly Services, Inc (Class A)	288,074
10,767		Kforce, Inc	192,299
18,271		Kimball International, Inc (Class B)	208,107
19,323		Knoll, Inc	487,906
24,613		Korn/Ferry International	566,345
34,839		Manpower, Inc	2,417,827
13,491		Matthews International Corp (Class A)	810,944
10,372		McGrath RentCorp	330,556
8,188	*	Mistras Group, Inc	205,191
19,252		Mobile Mini, Inc	625,883
17,466		MSA Safety, Inc	976,000
6,262		Multi-Color Corp	404,400
23,237	*	Navigant Consulting, Inc	458,001
176,268		Nielsen NV	9,493,794
22,397	*	On Assignment, Inc	827,569
92,177		Pitney Bowes, Inc	1,779,938
13,081		Quad	331,734
96,487		R.R. Donnelley & Sons Co	1,729,047
114,204		Republic Services, Inc	5,854,097
15,702		Resources Connection, Inc	233,960
60,455		Robert Half International, Inc	2,209,026
60,351		Rollins, Inc	1,700,691
22,513	*	RPX Corp	226,706
8,308	*	SP Plus Corp	199,641
36,944		Steelcase, Inc (Class A)	535,688
40,697	*	Stericycle, Inc	3,673,718
13,196	*,e	Team, Inc	364,342
28,151		Tetra Tech, Inc	927,012
19,809	*	TransUnion	648,150
6,571	*	TRC Cos, Inc	46,128
20,620	*	TriNet Group, Inc	447,248
20,186	*	TrueBlue, Inc	450,753
201,284		Tyco International plc	9,172,512
7,369		Unifirst Corp	861,289
10,179		US Ecology, Inc	461,109
76,567	*	Verisk Analytics, Inc	6,529,634
9,678		Viad Corp	336,988
2,132		VSE Corp	135,510
17,664	*	WageWorks, Inc	1,091,812
219,176		Waste Management, Inc	14,491,917
22,949		West Corp	507,402
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	111,939,803

CONSUMER DURABLES & APPAREL - 1.6%
5,230	e	Arctic Cat, Inc	81,640
6,685		Bassett Furniture Industries, Inc	172,674
24,298	*,e	Beazer Homes USA, Inc	233,018
41,267		Brunswick Corp	2,047,669
36,066		CalAtlantic Group, Inc	1,305,950
71,673		Callaway Golf Co	766,901
24,197		Carter’s, Inc	2,449,946
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,668	*	Cavco Industries, Inc	$364,526
17,041	*	Century Communities, Inc	301,626
136,383		Coach, Inc	5,879,471
13,284		Columbia Sportswear Co	760,509
34,925	*	CROCS, Inc	395,700
3,648		CSS Industries, Inc	95,979
4,107		Culp, Inc	117,173
15,525	*	Deckers Outdoor Corp	1,024,805
3,427	*	Delta Apparel, Inc	81,871
164,932		DR Horton, Inc	5,422,964
3,755		Escalade, Inc	40,291
11,434		Ethan Allen Interiors, Inc	397,103
3,208		Flexsteel Industries, Inc	131,849
19,903	*	Fossil Group, Inc	628,935
59,320	*,e	Garmin Ltd	3,222,856
20,862	*	G-III Apparel Group Ltd	835,106
54,749	*,e	GoPro, Inc	692,027
11,271	*,e	Green Brick Partners, Inc	79,573
184,503		Hanesbrands, Inc	4,918,850
34,395		Harman International Industries, Inc	2,842,403
54,973		Hasbro, Inc	4,465,457
13,597	*	Helen of Troy Ltd	1,354,397
7,845		Hooker Furniture Corp	181,455
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	109,081
25,821	*,e	Iconix Brand Group, Inc	185,911
12,444	*	Installed Building Products Inc	445,869
12,744	*,e	iRobot Corp	483,252
7,723	*,e	Jakks Pacific, Inc	71,206
2,125		Johnson Outdoors, Inc	64,706
62,381	*	Kate Spade & Co	1,353,044
40,559	e	KB Home	636,776
22,054		La-Z-Boy, Inc	666,472
60,382		Leggett & Platt, Inc	3,174,282
4,675		Lennar Corp (B Shares)	175,499
88,307		Lennar Corp (Class A)	4,132,768
9,217	*,e	LGI Homes, Inc	316,420
10,480		Libbey, Inc	195,871
3,865		Lifetime Brands, Inc	51,752
47,749	*	Lululemon Athletica, Inc	3,707,710
9,944	*	M/I Homes, Inc	224,237
7,425	*	Malibu Boats Inc	101,277
4,381		Marine Products Corp	39,999
167,055		Mattel, Inc	5,576,296
3,826		MCBC Holdings, Inc	43,922
19,340		MDC Holdings, Inc	509,029
18,512	*	Meritage Homes Corp	673,652
84,026	*	Michael Kors Holdings Ltd	4,345,825
29,237	*	Mohawk Industries, Inc	6,108,779
6,272		Movado Group, Inc	141,684
1,709		Nacco Industries, Inc (Class A)	96,165
14,642	*	Nautilus, Inc	275,855
4,014	*	New Home Co Inc	39,538
217,520		Newell Brands, Inc	11,411,099
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

653,861		Nike, Inc (Class B)	$36,289,285
1,683	*	NVR, Inc	2,869,515
7,374		Oxford Industries, Inc	421,645
19,283	*,e	Performance Sports Group Ltd	64,212
5,118	*	Perry Ellis International, Inc	109,628
39,183		Phillips-Van Heusen Corp	3,959,834
29,487	e	Polaris Industries, Inc	2,911,841
18,756		Pool Corp	1,918,364
168,413		Pulte Homes, Inc	3,566,987
30,341		Ralph Lauren Corp	2,976,149
18,944	*	Sequential Brands Group, Inc	154,015
62,341	*	Skechers U.S.A., Inc (Class A)	1,497,431
26,483	*	Smith & Wesson Holding Corp	779,924
29,741	*	Steven Madden Ltd	1,041,530
9,075	e	Sturm Ruger & Co, Inc	617,100
3,027		Superior Uniform Group, Inc	48,644
15,358	*	Taylor Morrison Home Corp	249,567
26,059	*,e	Tempur-Pedic International, Inc	1,970,842
75,808	*	Toll Brothers, Inc	2,123,382
20,118	*	TopBuild Corp	759,656
80,243	*	TRI Pointe Homes, Inc	1,079,268
27,318	*	Tumi Holdings, Inc	730,756
22,522		Tupperware Brands Corp	1,411,679
90,690	*	Under Armour, Inc	3,237,633
89,311	*,e	Under Armour, Inc (Class A)	3,524,212
9,279	*	Unifi, Inc	250,811
6,905	*	Universal Electronics, Inc	534,033
11,056	*	Vera Bradley, Inc	160,975
166,600		VF Corp	10,400,838
21,199	*,e	Vince Holding Corp	105,995
27,714	*	Vista Outdoor, Inc	1,387,086
11,279	*	WCI Communities, Inc	189,826
2,514		Weyco Group, Inc	70,241
36,310		Whirlpool Corp	6,984,592
9,640	*	William Lyon Homes, Inc	167,254
47,073		Wolverine World Wide, Inc	1,152,818
12,715	*	Zagg, Inc	80,486
		TOTAL CONSUMER DURABLES & APPAREL	182,448,754

CONSUMER SERVICES - 2.2%
6,940	*	American Public Education, Inc	198,762
44,579	*	Apollo Group, Inc (Class A)	400,765
112,829		ARAMARK Holdings Corp	4,044,920
5,634	*	Ascent Media Corp (Series A)	95,891
45,558	*	Belmond Ltd.	523,461
11,284	*	BJ’s Restaurants, Inc	438,271
50,801		Bloomin’ Brands, Inc	913,402
9,783		Bob Evans Farms, Inc	359,819
2,987	*,e	Bojangles’, Inc	51,914
41,402	*	Boyd Gaming Corp	811,893
6,509	*	Bridgepoint Education, Inc	46,409
22,432	*	Bright Horizons Family Solutions	1,504,514
26,863		Brinker International, Inc	1,266,322
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,211	*	Buffalo Wild Wings, Inc	$1,547,080
21,649	*	Caesars Acquisition Co	232,943
26,717	*,e	Caesars Entertainment Corp	184,347
6,499	*	Cambium Learning Group, Inc	31,455
4,909		Capella Education Co	293,902
28,671	*	Career Education Corp	198,117
198,950		Carnival Corp	9,294,944
6,526		Carriage Services, Inc	158,647
29,234	*	Carrols Restaurant Group, Inc	354,024
11,016	*	Century Casinos, Inc	70,282
19,861		Cheesecake Factory	1,027,410
38,833	*,e	Chegg, Inc	209,310
14,081	*	Chipotle Mexican Grill, Inc (Class A)	5,970,203
15,685		Choice Hotels International, Inc	757,429
6,490		Churchill Downs, Inc	851,034
9,542	*,e	Chuy’s Holdings, Inc	321,756
29,950		ClubCorp Holdings, Inc	434,275
2,954		Collectors Universe	63,541
9,315	e	Cracker Barrel Old Country Store, Inc	1,466,274
58,950		Darden Restaurants, Inc	3,628,962
16,586	*	Dave & Buster’s Entertainment, Inc	738,077
11,445	*	Del Frisco’s Restaurant Group, Inc	170,759
10,843	*	Del Taco Restaurants, Inc	113,960
36,430	*	Denny’s Corp	406,559
30,409	e	DeVry Education Group, Inc	677,208
17,203	*,e	Diamond Resorts International, Inc	519,187
8,431		DineEquity, Inc	686,030
25,448		Domino’s Pizza, Inc	3,748,490
41,255		Dunkin Brands Group, Inc	1,869,264
9,550	*,e	El Pollo Loco Holdings, Inc	125,678
15,767	*	Eldorado Resorts, Inc	227,833
1,317	*,e	Empire Resorts, Inc	20,387
38,721		Extended Stay America, Inc	548,289
12,714	*	Fiesta Restaurant Group, Inc	284,031
4,866		Golden Entertainment, Inc	66,226
1,904		Graham Holdings Co	958,169
19,507	*	Grand Canyon Education, Inc	820,464
113,493		H&R Block, Inc	2,699,998
4,579	*	Habit Restaurants, Inc	74,363
256,453		Hilton Worldwide Holdings, Inc	5,947,145
70,943	*	Houghton Mifflin Harcourt Co	1,202,484
13,420	*,e	Hyatt Hotels Corp	676,905
47,329		International Game Technology plc	989,176
12,648		International Speedway Corp (Class A)	427,123
54,591		Interval Leisure Group, Inc	981,546
10,279	*	Intrawest Resorts Holdings Inc	149,457
12,178	*	Isle of Capri Casinos, Inc	228,094
6,337	*	J Alexander’s Holdings, Inc	60,645
15,909		Jack in the Box, Inc	1,406,197
6,376	*,e	Jamba, Inc	68,861
15,763	*	K12, Inc	195,146
3,281	*,e	Kona Grill, Inc	41,013
41,024	*	La Quinta Holdings, Inc	507,467
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

177,953		Las Vegas Sands Corp	$9,013,319
1,654		Liberty Tax, Inc	22,924
43,945	*	LifeLock, Inc	735,200
5,845	*	Lindblad Expeditions Holdings, Inc	58,099
8,898	*	Luby’s, Inc	41,287
8,153		Marcus Corp	180,589
91,530	e	Marriott International, Inc (Class A)	6,562,701
11,656		Marriott Vacations Worldwide Corp	889,353
434,941		McDonald’s Corp	51,170,809
240,632	*	MGM Resorts International	5,770,355
4,064	*	Monarch Casino & Resort, Inc	94,813
1,566	*	Nathan’s Famous, Inc	76,061
4,850	*,e	Noodles & Co	35,842
83,523	*	Norwegian Cruise Line Holdings Ltd	3,558,080
10,895	*	Panera Bread Co (Class A)	2,389,491
12,134		Papa John’s International, Inc	897,309
36,175	*	Penn National Gaming, Inc	543,349
26,419	*	Pinnacle Entertainment, Inc	288,495
7,642	*,e	Planet Fitness, Inc	156,661
11,300	*	Popeyes Louisiana Kitchen, Inc	647,264
11,169	*,e	Potbelly Corp	145,532
7,530	*	Red Lion Hotels Corp	59,788
6,436	*	Red Robin Gourmet Burgers, Inc	311,245
14,559	*	Red Rock Resorts, Inc	335,003
17,984	*	Regis Corp	241,705
81,692		Royal Caribbean Cruises Ltd	5,917,768
25,656	*	Ruby Tuesday, Inc	103,650
14,638		Ruth’s Chris Steak House, Inc	233,769
25,187	*,e	Scientific Games Corp (Class A)	268,367
30,915	e	SeaWorld Entertainment, Inc	476,091
85,699		Service Corp International	2,375,576
66,458	*	ServiceMaster Global Holdings, Inc	2,514,106
7,607	*,e	Shake Shack, Inc	304,356
32,963		Six Flags Entertainment Corp	1,858,784
22,829		Sonic Corp	614,328
25,664	e	Sotheby’s (Class A)	831,257
4,910		Speedway Motorsports, Inc	86,760
705,723		Starbucks Corp	40,967,220
82,622		Starwood Hotels & Resorts Worldwide, Inc	6,449,473
879	*	Steak N Shake Co	364,882
4,510	*	Strayer Education, Inc	206,197
29,590		Texas Roadhouse, Inc (Class A)	1,397,240
16,884		Vail Resorts, Inc	2,415,594
13,931	*,e	Weight Watchers International, Inc	166,197
101,964		Wendy’s	984,972
7,134		Wingstop, Inc	185,484
53,840		Wyndham Worldwide Corp	3,823,717
39,072	e	Wynn Resorts Ltd	3,827,102
189,157		Yum! Brands, Inc	16,914,419
9,183	*,e	Zoe’s Kitchen, Inc	326,364
		TOTAL CONSUMER SERVICES	243,227,456
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.4%
28,477	*	Affiliated Managers Group, Inc	$4,179,854
216,936		Ally Financial, Inc	3,913,525
394,962		American Express Co	25,459,250
76,813		Ameriprise Financial, Inc	7,361,758
7,917	e	Arlington Asset Investment Corp (Class A)	110,284
19,969		Artisan Partners Asset Management, Inc	558,333
2,529		Associated Capital Group, Inc	75,592
4,505	e	B. Riley Financial, Inc	40,905
508,794		Bank of New York Mellon Corp	20,046,484
2,587	*,e	BBX Capital Corp	50,033
105,406		BGC Partners, Inc (Class A)	934,951
61,253		BlackRock, Inc	22,433,911
6,593		Calamos Asset Management, Inc (Class A)	45,887
247,818		Capital One Financial Corp	16,623,631
11,259		Cash America International, Inc	482,448
41,466		CBOE Holdings, Inc	2,852,861
570,873		Charles Schwab Corp	16,224,211
165,817		CME Group, Inc	16,953,130
14,939		Cohen & Steers, Inc	643,871
46,375	*,e	Cowen Group, Inc	144,690
4,013	*,e	Credit Acceptance Corp	725,029
1,470		Diamond Hill Investment Group, Inc	280,755
201,043		Discover Financial Services	11,427,284
131,332	*	E*TRADE Financial Corp	3,293,807
53,537		Eaton Vance Corp	2,024,234
15,191	*,e	Encore Capital Group, Inc	370,812
10,301	*	Enova International, Inc	93,636
19,023		Evercore Partners, Inc (Class A)	963,895
20,397	*	Ezcorp, Inc (Class A)	184,797
20,437		Factset Research Systems, Inc	3,514,346
3,209		FBR & Co	48,360
52,116		Federated Investors, Inc (Class B)	1,645,302
25,954	e	Financial Engines, Inc	684,926
16,138		First Cash Financial Services, Inc	828,041
36,692	*	FNFV Group	437,736
182,644		Franklin Resources, Inc	6,609,886
18,429		Gain Capital Holdings, Inc	123,843
2,529		GAMCO Investors, Inc (Class A)	86,340
189,957		Goldman Sachs Group, Inc	30,167,071
19,045	*	Green Dot Corp	460,889
21,555		Greenhill & Co, Inc	427,436
17,589		HFF, Inc (Class A)	496,186
5,864		Houlihan Lokey, Inc	134,461
30,972		Interactive Brokers Group, Inc (Class A)	1,079,064
57,636		IntercontinentalExchange Group, Inc	15,227,431
6,188	*	INTL FCStone, Inc	180,318
191,418		Invesco Ltd	5,585,577
14,488		Investment Technology Group, Inc	241,950
28,213	e	iShares Russell 2000 Index Fund	3,416,312
56,936	e	iShares Russell 3000 Index Fund	7,299,765
70,310		Janus Capital Group, Inc	1,061,681
21,930	*	KCG Holdings, Inc	331,801
45,221	*	Ladenburg Thalmann Financial Services, Inc	110,339
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

57,620		Lazard Ltd (Class A)	$2,059,339
51,330		Legg Mason, Inc	1,752,406
159,091	*,e	LendingClub Corp	735,000
160,551		Leucadia National Corp	2,931,661
41,809	e	LPL Financial Holdings, Inc	1,126,753
7,132	*	Manning & Napier, Inc	55,558
19,495		MarketAxess Holdings, Inc	3,151,562
3,292		Marlin Business Services Corp	60,441
9,097		Moelis & Co	226,424
85,064		Moody’s Corp	9,017,635
710,435		Morgan Stanley	20,410,798
10,793		Morningstar, Inc	912,872
44,539		MSCI, Inc (Class A)	3,832,136
52,287		NASDAQ OMX Group, Inc	3,699,828
161,185		Navient Corp	2,288,827
9,011		Nelnet, Inc (Class A)	364,134
10,526	*	NewStar Financial, Inc	107,576
101,317		Northern Trust Corp	6,848,016
100,741		NorthStar Asset Management Group, Inc	1,194,788
13,585		OM Asset Management plc	190,190
23,739	*,e	On Deck Capital, Inc	123,443
25,988	*	OneMain Holdings, Inc	749,494
3,966		Oppenheimer Holdings, Inc	62,425
9,653	*	Pico Holdings, Inc	97,302
10,950	*	Piper Jaffray Cos	452,673
8,578		PJT Partners, Inc	218,996
22,229	*,e	PRA Group, Inc	619,300
4,748		Pzena Investment Management, Inc (Class A)	37,319
57,925		Raymond James Financial, Inc	3,180,082
4,505	*	Regional Management Corp	84,694
6,469		Resource America, Inc (Class A)	63,008
129,553		S&P Global, Inc	15,831,377
8,217	*	Safeguard Scientifics, Inc	106,164
53,693	*	Santander Consumer USA Holdings, Inc	590,086
62,456		SEI Investments Co	2,810,520
3,516	e	Silvercrest Asset Management Group, Inc	42,719
238,838	*	SLM Corp	1,717,245
2,000	e	SPDR S&P MidCap 400 ETF Trust	567,560
62,987		SPDR Trust Series 1	13,677,627
188,173		State Street Corp	12,378,020
28,122	*	Stifel Financial Corp	994,113
397,276	*	Synchrony Financial	11,076,055
118,788		T Rowe Price Group, Inc	8,397,124
131,852		TD Ameritrade Holding Corp	4,003,027
13,907		Tiptree Financial, Inc	72,595
12,088	e	Virtu Financial, Inc	207,914
2,871	e	Virtus Investment Partners, Inc	241,997
100,020		Voya Financial, Inc	2,563,513
38,336		Waddell & Reed Financial, Inc (Class A)	700,015
3,840		Westwood Holdings Group, Inc	205,901
55,673	e	WisdomTree Investments, Inc	553,390
3,115	*,e	World Acceptance Corp	135,378
		TOTAL DIVERSIFIED FINANCIALS	382,225,939
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

ENERGY - 6.4%
45,655	*	Abraxas Petroleum Corp	$52,960
1,000		Adams Resources & Energy, Inc	30,270
22,186		Alon USA Energy, Inc	156,855
250,142		Anadarko Petroleum Corp	13,640,243
78,768	*	Antero Resources Corp	2,062,934
187,738		Apache Corp	9,856,245
34,311		Archrock, Inc	305,711
9,798	e	Ardmore Shipping Corp	68,880
31,018	e	Atwood Oceanics, Inc	331,272
214,446		Baker Hughes, Inc	10,256,952
24,502	*,e	Bill Barrett Corp	146,277
15,099	e	Bristow Group, Inc	163,220
223,572		Cabot Oil & Gas Corp	5,515,521
18,363	*,e	California Resources Corp	188,404
58,552	*	Callon Petroleum Co	666,907
8,536	e	CARBO Ceramics, Inc	120,358
26,976	*	Carrizo Oil & Gas, Inc	884,813
99,227	*	Cheniere Energy, Inc	4,150,665
312,478	*,e	Chesapeake Energy Corp	1,693,631
923,723		Chevron Corp	94,663,133
45,697		Cimarex Energy Co	5,484,554
3,003	*,e	Clayton Williams Energy, Inc	113,243
41,240	*	Clean Energy Fuels Corp	123,308
63,796	*	Concho Resources, Inc	7,923,463
612,064		ConocoPhillips	24,984,452
111,730	e	Consol Energy, Inc	2,165,327
11,630	*	Contango Oil & Gas Co	107,345
41,077	*,e	Continental Resources, Inc	1,809,442
7,838	e	CVR Energy, Inc	116,002
10,061	*	Dawson Geophysical Co	74,954
29,573		Delek US Holdings, Inc	370,254
172,907	e	Denbury Resources, Inc	501,430
255,774	*	Devon Energy Corp	9,791,029
41,496		DHT Holdings, Inc	193,371
27,486	e	Diamond Offshore Drilling, Inc	624,482
35,026	*	Diamondback Energy, Inc	3,074,933
18,745	*,e	Dorian LPG Ltd	115,657
18,423	*	Dril-Quip, Inc	1,002,764
47,471		Energen Corp	2,249,176
147,972		Ensco plc	1,356,903
269,478		EOG Resources, Inc	22,016,353
24,487	*,e	EP Energy Corp	102,111
84,188		EQT Corp	6,133,938
14,655	*	Era Group, Inc	128,671
15,554	*,e	Erin Energy Corp	39,818
8,771		Evolution Petroleum Corp	47,802
70,956	*,e	EXCO Resources, Inc	97,919
19,733	*	Exterran Corp	251,004
2,040,801		Exxon Mobil Corp	181,529,249
31,336	*	Fairmount Santrol Holdings, Inc	214,652
110,371	*	FMC Technologies, Inc	2,801,216
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,393	*	Forum Energy Technologies, Inc	$479,988
27,792	e	Frank’s International NV	342,397
48,359	e	Frontline Ltd	383,970
21,007	e	GasLog Ltd	280,864
19,674	*	Gener8 Maritime, Inc	104,666
5,250	*,e	Geospace Technologies Corp	86,625
44,429	e	Golar LNG Ltd	753,516
19,228		Green Plains Renewable Energy, Inc	436,091
60,692	*	Gulfport Energy Corp	1,765,530
420,048		Halliburton Co	18,339,296
55,572	*	Helix Energy Solutions Group, Inc	441,242
47,544	e	Helmerich & Payne, Inc	2,946,302
137,910		Hess Corp	7,398,871
79,885		HollyFrontier Corp	2,030,677
27,560	*,e	Hornbeck Offshore Services, Inc	219,929
9,110	*	Independence Contract Drilling, Inc	45,823
341	*,e	Isramco, Inc	26,973
18,481	*	Jones Energy, Inc (Class A)	68,380
942,694		Kinder Morgan, Inc	19,164,969
76,225	*	Kosmos Energy LLC	423,049
69,878	*,e	Laredo Petroleum Holdings, Inc	700,178
414,965		Marathon Oil Corp	5,660,123
258,797		Marathon Petroleum Corp	10,194,014
40,167	*	Matador Resources Co	847,122
12,980	*	Matrix Service Co	215,079
128,249	*	McDermott International, Inc	664,330
47,008	*	Memorial Resource Development Corp	704,180
82,691	e	Murphy Oil Corp	2,268,214
134,789		Nabors Industries Ltd	1,213,101
186,540		National Oilwell Varco, Inc	6,034,569
5,354	*	Natural Gas Services Group, Inc	134,439
62,110	e	Navios Maritime Acq Corp	95,028
97,070	*	Newfield Exploration Co	4,203,131
38,370	*	Newpark Resources, Inc	242,498
137,988	e	Noble Corp plc	1,018,351
206,518		Noble Energy, Inc	7,376,823
43,662	e	Nordic American Tanker Shipping	537,043
42,056	*,e	Northern Oil And Gas, Inc	166,542
86,615	*	Oasis Petroleum, Inc	658,274
373,807		Occidental Petroleum Corp	27,934,597
44,342		Oceaneering International, Inc	1,236,255
24,829	*	Oil States International, Inc	767,713
103,988		Oneok, Inc	4,657,623
17,279		Overseas Shipholding Group, Inc	220,998
17,539	*,e	Pacific Ethanol, Inc	119,791
12,659		Panhandle Oil and Gas, Inc (Class A)	207,101
21,418	*	Par Petroleum Corp	321,270
56,086	*	Parker Drilling Co	116,098
73,794	*	Parsley Energy, Inc	2,103,867
70,635		Patterson-UTI Energy, Inc	1,369,613
47,755		PBF Energy, Inc	1,066,847
22,397	*	PDC Energy, Inc	1,226,684
5,035	*	PHI, Inc	97,276
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

222,118		Phillips 66	$16,894,295
40,631	*	Pioneer Energy Services Corp	127,988
80,780		Pioneer Natural Resources Co	13,132,405
105,447		Questar Market Resources, Inc	1,919,135
81,189		Range Resources Corp	3,272,729
26,863	*,e	Renewable Energy Group, Inc	261,914
3,235	*	Rex American Resources Corp	212,863
58,289	*	Rice Energy, Inc	1,359,299
14,006	*	RigNet, Inc	167,372
17,417	*	Ring Energy, Inc	138,291
65,300		Rowan Cos plc	995,172
37,937	*,e	RPC, Inc	549,707
38,250	*	RSP Permian, Inc	1,375,087
28,765	*,e	Sanchez Energy Corp	182,370
680,628		Schlumberger Ltd	54,804,167
82,818		Scorpio Tankers, Inc	394,214
7,758	*,e	SEACOR Holdings, Inc	438,482
209,981	*,e	Seadrill Ltd	623,644
21,549		SemGroup Corp	624,059
29,038	e	Ship Finance International Ltd	438,474
34,423	e	SM Energy Co	933,896
191,225	*,e	Southwestern Energy Co	2,788,060
342,655		Spectra Energy Corp	12,325,300
73,622		Superior Energy Services	1,175,743
101,034	*	Synergy Resources Corp	657,731
76,243		Targa Resources Investments, Inc	2,840,814
21,246	e	Teekay Corp	131,725
79,821	e	Teekay Tankers Ltd (Class A)	235,472
16,145		Tesco Corp	106,718
59,059		Tesoro Corp	4,497,343
35,635	*	Tetra Technologies, Inc	214,166
23,034	e	Tidewater, Inc	98,355
168,506	e	Transocean Ltd (NYSE)	1,851,881
25,671	*	Unit Corp	320,887
31,833		US Silica Holdings Inc	1,097,283
230,099		Valero Energy Corp	12,029,576
18,049	*	W&T Offshore, Inc	35,917
436,513	*	Weatherford International Ltd	2,479,394
32,983		Western Refining, Inc	687,696
9,243	*	Westmoreland Coal Co	88,271
98,790	*,e	Whiting Petroleum Corp	728,082
18,561	*	Willbros Group, Inc	38,050
346,747		Williams Cos, Inc	8,311,526
33,297		World Fuel Services Corp	1,584,937
134,438	*	WPX Energy, Inc	1,343,036
		TOTAL ENERGY	715,131,529

FOOD & STAPLES RETAILING - 2.0%
13,072		Andersons, Inc	483,403
17,822		Casey’s General Stores, Inc	2,379,950
9,311	*	Chefs’ Warehouse Holdings, Inc	150,373
215,274		Costco Wholesale Corp	35,998,118
528,018		CVS Health Corp	48,957,829
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,784		Ingles Markets, Inc (Class A)	$224,593
465,970		Kroger Co	15,931,514
5,067	*,e	Natural Grocers by Vitamin C	69,367
13,206	*	Performance Food Group Co	362,373
9,131		Pricesmart, Inc	711,122
518,611	*	Rite Aid Corp	3,630,277
9,346	*	Smart & Final Stores, Inc	128,881
17,874		Spartan Stores, Inc	563,031
68,237	*,e	Sprouts Farmers Market, Inc	1,578,322
122,309	*	Supervalu, Inc	596,868
256,975		Sysco Corp	13,308,735
23,986	*	United Natural Foods, Inc	1,198,820
16,907	*	US Foods Holding Corp	408,473
2,593		Village Super Market (Class A)	82,043
425,754		Walgreens Boots Alliance, Inc	33,741,005
749,398		Wal-Mart Stores, Inc	54,683,572
4,144		Weis Markets, Inc	214,120
156,050		Whole Foods Market, Inc	4,756,404
		TOTAL FOOD & STAPLES RETAILING	220,159,193

FOOD, BEVERAGE & TOBACCO - 5.2%
1,581		Alico, Inc	46,766
2,499	*	Alliance One International, Inc	43,233
959,469		Altria Group, Inc	64,956,051
14,217	*,e	Amplify Snack Brands, Inc	202,734
281,735		Archer Daniels Midland Co	12,700,614
30,187		B&G Foods, Inc (Class A)	1,557,347
29,317	*	Blue Buffalo Pet Products, Inc	752,861
4,107	*,e	Boston Beer Co, Inc (Class A)	751,088
13,324	e	Brown-Forman Corp	1,407,814
48,678		Brown-Forman Corp (Class B)	4,779,693
67,929		Bunge Ltd	4,472,445
7,234		Calavo Growers, Inc	475,853
14,903	e	Cal-Maine Foods, Inc	624,436
86,966		Campbell Soup Co	5,415,373
2,067	e	Coca-Cola Bottling Co Consolidated	294,361
1,910,672		Coca-Cola Co	83,362,619
206,920		ConAgra Foods, Inc	9,675,579
81,459		Constellation Brands, Inc (Class A)	13,410,595
3,993	*	Craft Brewers Alliance, Inc	46,878
79,478	*	Darling International, Inc	1,254,163
51,471	e	Dean Foods Co	950,155
90,429		Dr Pepper Snapple Group, Inc	8,908,161
3,496	*	Farmer Bros Co	107,222
84,587		Flowers Foods, Inc	1,555,555
19,090		Fresh Del Monte Produce, Inc	1,085,266
8,938	*,e	Freshpet, Inc	78,118
291,268		General Mills, Inc	20,939,257
46,993	*	Hain Celestial Group, Inc	2,480,760
70,214		Hershey Co	7,776,903
132,340		Hormel Foods Corp	4,942,899
32,359		Ingredion, Inc	4,311,513
5,854	*,e	Inventure Foods, Inc	50,461
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,308		J&J Snack Foods Corp	$888,726
56,696		J.M. Smucker Co	8,740,255
6,282		John B. Sanfilippo & Son, Inc	293,181
121,601		Kellogg Co	10,057,619
294,734		Kraft Heinz Co	25,462,070
11,079		Lancaster Colony Corp	1,439,827
10,815	*	Landec Corp	124,372
1,889	*	Lifeway Foods, Inc	18,871
4,909	e	Limoneira Co	86,840
60,727		McCormick & Co, Inc	6,209,336
91,491		Mead Johnson Nutrition Co	8,160,997
4,975		Mgp Ingredients, Inc	213,925
82,334		Molson Coors Brewing Co (Class B)	8,411,241
732,577		Mondelez International, Inc	32,218,736
73,282	*	Monster Beverage Corp	11,771,288
5,601	*	National Beverage Corp	321,273
13,153	*	Omega Protein Corp	296,206
715,749		PepsiCo, Inc	77,959,381
763,552		Philip Morris International, Inc	76,553,724
28,735	e	Pilgrim’s Pride Corp	668,089
56,368		Pinnacle Foods, Inc	2,830,237
31,413	*	Post Holdings, Inc	2,722,565
9,974	*	Primo Water	119,489
409,813		Reynolds American, Inc	20,515,239
9,702	e	Sanderson Farms, Inc	849,798
127	*	Seaboard Corp	372,110
3,366	*	Seneca Foods Corp	131,846
39,152		Snyder’s-Lance, Inc	1,341,348
9,335	*,e	Synutra International, Inc	32,579
8,246	e	Tootsie Roll Industries, Inc	306,174
26,731	*	TreeHouse Foods, Inc	2,758,372
142,101		Tyson Foods, Inc (Class A)	10,458,634
9,195		Universal Corp	545,355
42,850	e	Vector Group Ltd	946,557
84,913	*	WhiteWave Foods Co (Class A)	4,711,822
		TOTAL FOOD, BEVERAGE & TOBACCO	577,954,855

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
8,642	*,e	AAC Holdings, Inc	195,914
10,727		Abaxis, Inc	530,557
711,902		Abbott Laboratories	31,857,614
20,289	*	Abiomed, Inc	2,393,493
35,682	*,e	Acadia Healthcare Co, Inc	2,016,033
33,412	*	Accuray, Inc	183,098
14,051		Aceto Corp	361,251
3,135	*	Addus HomeCare Corp	59,126
6,033	*,e	Adeptus Health, Inc	268,891
168,110		Aetna Inc	19,367,953
16,272	*,e	Air Methods Corp	541,695
42,132	*	Alere, Inc	1,579,950
36,573	*	Align Technology, Inc	3,260,483
90,925	*	Allscripts Healthcare Solutions, Inc	1,283,861
3,624	*	Almost Family, Inc	144,199
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,503	*	Amedisys, Inc	$830,186
4,344	*	American Renal Associates Holdings, Inc	103,604
87,100		AmerisourceBergen Corp	7,420,049
22,969	*	AMN Healthcare Services, Inc	971,589
26,266	*	Amsurg Corp	1,970,213
6,075		Analogic Corp	510,421
10,989	*	Angiodynamics, Inc	182,307
6,839	*	Anika Therapeutics, Inc	341,403
129,192		Anthem, Inc	16,968,077
19,059	*,e	athenahealth, Inc	2,435,550
15,204	*	AtriCure, Inc	230,949
618		Atrion Corp	294,662
5,668	*,e	Avinger, Inc	28,000
11,914	*	AxoGen, Inc	80,062
35,941		Bard (C.R.), Inc	8,041,080
248,104		Baxter International, Inc	11,913,954
102,480		Becton Dickinson & Co	18,036,480
29,228	*,e	BioScrip, Inc	74,824
11,531	*	BioTelemetry, Inc	219,320
655,405	*	Boston Scientific Corp	15,913,233
89,907	*	Brookdale Senior Living, Inc	1,660,582
17,379		Cantel Medical Corp	1,163,524
12,254	*	Capital Senior Living Corp	238,708
159,809		Cardinal Health, Inc	13,360,032
15,265	*	Cardiovascular Systems, Inc	299,347
14,031	*	Castlight Health, Inc	52,336
81,763	*	Centene Corp	5,768,380
143,981	*	Cerner Corp	8,982,975
49,706	*,e	Cerus Corp	367,327
7,648		Chemed Corp	1,125,327
123,921		Cigna Corp	15,980,852
6,476	*	Civitas Solutions, Inc	138,781
55,890	*,e	Community Health Systems, Inc	713,715
5,561	e	Computer Programs & Systems, Inc	220,438
18,046	*,e	ConforMIS, Inc	125,781
13,375		Conmed Corp	543,560
23,821		Cooper Cos, Inc	4,346,618
4,880	*	Corvel Corp	220,576
6,175	*	Cotiviti Holdings, Inc	149,064
13,339	*	Cross Country Healthcare, Inc	195,016
15,190		CryoLife, Inc	221,318
6,000	*	Cutera, Inc	64,740
11,463	*	Cynosure, Inc (Class A)	630,006
81,923	*	DaVita, Inc	6,352,309
112,466		DENTSPLY SIRONA, Inc	7,202,323
40,117	*	DexCom, Inc	3,699,991
21,692	*,e	Diplomat Pharmacy, Inc	779,394
103,186	*	Edwards Lifesciences Corp	11,816,861
35,369	*,e	Endologix, Inc	499,057
23,345		Ensign Group, Inc	501,917
2,354	*	Entellus Medical, Inc	42,137
90,833	*	Envision Healthcare Holdings, Inc	2,233,583
7,148	*	Evolent Health, Inc	168,264
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,211	*	Exactech, Inc	$140,853
312,592	*	Express Scripts Holding Co	23,778,873
19,474	*	GenMark Diagnostics, Inc	207,398
8,056	*	Glaukos Corp	281,638
34,230	*	Globus Medical, Inc	785,578
24,777	*	Haemonetics Corp	751,239
26,386	*	Halyard Health, Inc	912,692
151,875	*	HCA Holdings, Inc	11,714,119
20,916	*	HealthEquity, Inc	617,440
44,560		Healthsouth Corp	1,918,308
12,669	*	HealthStream, Inc	306,970
15,590	*	Healthways, Inc	262,536
8,477	*	HeartWare International, Inc	491,157
40,076	*	Henry Schein, Inc	7,252,954
32,091		Hill-Rom Holdings, Inc	1,714,622
40,771	*	HMS Holdings Corp	810,527
132,771	*	Hologic, Inc	5,110,356
72,998		Humana, Inc	12,595,805
8,863	*	ICU Medical, Inc	1,034,844
44,572	*	Idexx Laboratories, Inc	4,180,408
7,610	*	Imprivata, Inc	145,503
65,678	*	IMS Health Holdings, Inc	1,971,654
7,968	*	Inogen Inc	428,200
28,625	*,e	Inovalon Holdings, Inc	532,997
28,020	*	Insulet Corp	991,628
14,944	*	Integer Holding Corp	331,906
16,794	*	Integra LifeSciences Holdings Corp	1,415,230
18,982	*	Intuitive Surgical, Inc	13,206,916
13,425		Invacare Corp	154,656
11,172	*,e	InVivo Therapeutics Holdings Corp	72,395
1,187	*,e	iRadimed Corp	22,980
3,680	*,e	IRIDEX Corp	59,653
12,177	*	K2M Group Holdings, Inc	204,087
40,644		Kindred Healthcare, Inc	498,295
51,218	*	Laboratory Corp of America Holdings	7,147,984
4,554		Landauer, Inc	189,993
4,833		LeMaitre Vascular, Inc	83,128
7,358	*	LHC Group, Inc	333,023
19,709	*	LifePoint Hospitals, Inc	1,166,379
14,401	*	Magellan Health Services, Inc	986,036
20,112	*	Masimo Corp	1,065,333
109,087		McKesson Corp	21,223,967
26,617	*	Medidata Solutions, Inc	1,414,694
44,714	*	MEDNAX, Inc	3,081,242
688,926		Medtronic plc	60,370,585
20,456		Meridian Bioscience, Inc	396,028
20,749	*	Merit Medical Systems, Inc	486,357
20,913	*	Molina Healthcare, Inc	1,188,068
5,475		National Healthcare Corp	353,685
3,676		National Research Corp	55,214
15,835	*	Natus Medical, Inc	622,791
20,247	*	Neogen Corp	1,116,622
11,357	*,e	Nevro Corp	939,224
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,328	*,e	Nobilis Health Corp	$72,185
24,605	*,e	Novocure Ltd	185,030
23,959	*	NuVasive, Inc	1,490,250
30,681	*	NxStage Medical, Inc	678,357
17,112	*	Omnicell, Inc	661,892
23,565	*	OraSure Technologies, Inc	160,713
7,923	*	Orthofix International NV	375,550
33,929		Owens & Minor, Inc	1,211,605
8,842	*,e	Oxford Immunotec Global plc	71,090
40,956		Patterson Cos, Inc	2,021,588
12,343	*	Penumbra, Inc	843,150
15,541	*	PharMerica Corp	412,769
26,811	*	Premier, Inc	876,720
10,798	*	Press Ganey Holdings, Inc	431,056
5,733	*	Providence Service Corp	277,305
23,815		Quality Systems, Inc	292,448
69,260		Quest Diagnostics, Inc	5,981,294
11,443	*	Quidel Corp	260,900
13,972	*	Quorum Health Corp	152,155
14,581	*	RadNet, Inc	87,632
63,640		Resmed, Inc	4,383,523
21,277	*,e	Rockwell Medical, Inc	171,280
22,692	*	RTI Biologics, Inc	73,749
5,783	*	Second Sight Medical Products, Inc	23,363
51,697	*	Select Medical Holdings Corp	594,515
13,889	*,e	Senseonics Holdings, Inc	46,111
20,854	*	Spectranetics Corp	483,396
136,174		St. Jude Medical, Inc	11,307,889
14,817	*,e	Staar Surgical Co	101,348
161,400		Stryker Corp	18,767,592
7,270	*,e	Surgery Partners, Inc	131,805
13,245	*	Surgical Care Affiliates, Inc	688,872
5,430	*	SurModics, Inc	148,945
7,897	*	Tandem Diabetes Care, Inc	52,357
37,057	*	Team Health Holdings, Inc	1,513,408
9,982	*,e	Teladoc, Inc	174,086
22,591		Teleflex, Inc	4,073,383
40,423	*	Tenet Healthcare Corp	1,237,348
39,361	*,e	TransEnterix, Inc	53,137
10,733	*	Triple-S Management Corp (Class B)	266,715
461,444		UnitedHealth Group, Inc	66,078,781
28,250		Universal American Corp	216,395
41,824		Universal Health Services, Inc (Class B)	5,417,463
5,830		US Physical Therapy, Inc	347,585
1,453		Utah Medical Products, Inc	94,547
50,173	*	Varian Medical Systems, Inc	4,753,390
8,154	*	Vascular Solutions, Inc	374,024
38,049	*	VCA Antech, Inc	2,714,416
46,934	*	Veeva Systems, Inc	1,783,023
10,460	*	Vocera Communications, Inc	154,703
21,676	*	WellCare Health Plans, Inc	2,314,997
35,051		West Pharmaceutical Services, Inc	2,813,894
55,220	*	Wright Medical Group NV	1,210,975
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,038	*,e	Zeltiq Aesthetics, Inc	$578,440
86,842		Zimmer Holdings, Inc	11,388,460
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	598,677,294

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
206,598		Avon Products, Inc	840,854
3,706	*	Central Garden & Pet Co	89,907
23,182	*	Central Garden and Pet Co (Class A)	528,318
61,738		Church & Dwight Co, Inc	6,065,141
61,910		Clorox Co	8,114,544
425,457		Colgate-Palmolive Co	31,666,764
21,957	e	Coty, Inc	589,985
28,503		Edgewell Personal Care Co	2,411,639
10,401	*	Elizabeth Arden, Inc	144,574
28,336		Energizer Holdings, Inc	1,460,154
105,544		Estee Lauder Cos (Class A)	9,805,038
36,554	*,e	Herbalife Ltd	2,486,037
52,500	*	HRG Group, Inc	781,725
7,838		Inter Parfums, Inc	255,048
176,099		Kimberly-Clark Corp	22,813,625
6,950	*	Lifevantage Corp	97,230
5,231		Medifast, Inc	184,236
3,678	e	Natural Health Trends Corp	123,544
3,786		Nature’s Sunshine Products, Inc	44,675
25,742		Nu Skin Enterprises, Inc (Class A)	1,374,623
3,287	*	Nutraceutical International Corp	84,279
2,506		Oil-Dri Corp of America	93,850
4,306	e	Orchids Paper Products Co	132,237
1,316,698		Procter & Gamble Co	112,696,182
5,661	*	Revlon, Inc (Class A)	200,909
12,926	e	Spectrum Brands, Inc	1,664,481
2,534	*	USANA Health Sciences, Inc	347,969
6,944		WD-40 Co	798,421
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	205,895,989

INSURANCE - 3.9%
200,353		Aflac, Inc	14,481,515
7,540	*	Alleghany Corp	4,097,990
42,829		Allied World Assurance Co Holdings Ltd	1,755,561
183,146		Allstate Corp	12,514,366
23,053	*	AMBAC Financial Group, Inc	419,104
39,077		American Equity Investment Life Holding Co	622,497
33,354		American Financial Group, Inc	2,438,177
543,789		American International Group, Inc	29,603,873
3,548		American National Insurance Co	405,714
9,124		Amerisafe, Inc	534,028
43,231		Amtrust Financial Services, Inc	1,031,924
128,807		Aon plc	13,791,365
56,029	*	Arch Capital Group Ltd	4,069,386
13,975		Argo Group International Holdings Ltd	725,163
85,118		Arthur J. Gallagher & Co	4,186,954
29,450		Aspen Insurance Holdings Ltd	1,353,522
30,221		Assurant, Inc	2,508,645
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

65,960		Assured Guaranty Ltd	$1,767,068
4,444	*	Atlas Financial Holdings, Inc	76,481
45,995		Axis Capital Holdings Ltd	2,556,402
3,677		Baldwin & Lyons, Inc (Class B)	97,404
925,380	*	Berkshire Hathaway, Inc (Class B)	133,504,573
3,128		Blue Capital Reinsurance Holdings Ltd	55,835
56,977		Brown & Brown, Inc	2,088,777
225,708		Chubb Ltd	28,272,184
72,745		Cincinnati Financial Corp	5,434,051
23,451	*,e	Citizens, Inc (Class A)	195,816
15,393		CNA Financial Corp	489,959
84,431		Conseco, Inc	1,466,566
5,375		Crawford & Co (Class B)	59,017
3,405		Donegal Group, Inc (Class A)	55,059
8,929	*	eHealth, Inc	85,272
2,877		EMC Insurance Group, Inc	79,779
15,444		Employers Holdings, Inc	440,463
31,320		Endurance Specialty Holdings Ltd	2,118,172
5,538	*	Enstar Group Ltd	922,575
12,036		Erie Indemnity Co (Class A)	1,175,797
20,486		Everest Re Group Ltd	3,872,059
10,756		FBL Financial Group, Inc (Class A)	670,852
5,754		Federated National Holding Co	120,546
5,606	e	Fidelity & Guaranty Life	122,547
43,516		First American Financial Corp	1,819,404
120,490		FNF Group	4,538,858
277,651	*	Genworth Financial, Inc (Class A)	794,082
14,101	*	Greenlight Capital Re Ltd (Class A)	290,904
5,627	*	Hallmark Financial Services	59,702
20,699		Hanover Insurance Group, Inc	1,704,356
187,094		Hartford Financial Services Group, Inc	7,455,696
3,640	e	HCI Group, Inc	109,782
12,674		Heritage Insurance Holdings, Inc	157,031
19,686		Horace Mann Educators Corp	672,867
3,159		Independence Holding Co	54,998
5,178		Infinity Property & Casualty Corp	424,803
737		Investors Title Co	74,068
6,321		James River Group Holdings Ltd	212,765
19,560		Kemper Corp	670,321
114,672		Lincoln National Corp	5,007,726
137,152		Loews Corp	5,668,492
28,819		Maiden Holdings Ltd	402,601
6,850	*	Markel Corp	6,498,938
254,189		Marsh & McLennan Cos, Inc	16,712,927
63,072	*	MBIA, Inc	532,328
15,410		Mercury General Corp	853,252
452,609		Metlife, Inc	19,344,509
23,494		National General Holdings Corp	484,681
3,801		National Interstate Corp	123,266
1,147		National Western Life Group, Inc	216,944
7,450		Navigators Group, Inc	697,842
117,277		Old Republic International Corp	2,272,828
9,711		OneBeacon Insurance Group Ltd (Class A)	136,051
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,585	*,e	Patriot National, Inc	$28,286
27,727	e	Primerica, Inc	1,428,218
128,589		Principal Financial Group	5,996,105
28,150		ProAssurance Corp	1,454,229
287,835		Progressive Corp	9,357,516
208,695		Prudential Financial, Inc	15,712,647
31,253		Reinsurance Group of America, Inc (Class A)	3,101,860
20,478		RenaissanceRe Holdings Ltd	2,406,575
20,429		RLI Corp	1,392,645
6,977		Safety Insurance Group, Inc	444,435
28,054		Selective Insurance Group, Inc	1,098,595
6,046		State Auto Financial Corp	136,519
11,853		State National Cos, Inc	129,435
11,100		Stewart Information Services Corp	475,191
34,592	*	Third Point Reinsurance Ltd	435,513
58,072		Torchmark Corp	3,592,915
144,966		Travelers Cos, Inc	16,847,949
13,469	*,e	Trupanion, Inc	203,113
3,342	*	United America Indemnity Ltd	100,360
10,606		United Fire & Casualty Co	445,452
6,793		United Insurance Holdings Corp	107,737
15,924	e	Universal Insurance Holdings, Inc	346,188
104,808		UnumProvident Corp	3,501,635
36,138		Validus Holdings Ltd	1,786,301
46,818		W.R. Berkley Corp	2,724,339
2,553		White Mountains Insurance Group Ltd	2,096,830
137,353		XL Group Ltd	4,753,787
		TOTAL INSURANCE	438,363,435

MATERIALS - 3.3%
13,815		A. Schulman, Inc	404,918
1,694		AEP Industries, Inc	136,299
10,787	*,e	AgroFresh Solutions, Inc	69,576
95,875		Air Products & Chemicals, Inc	14,325,642
114,622	*,e	AK Steel Holding Corp	751,920
54,044		Albemarle Corp	4,548,883
644,860		Alcoa, Inc	6,848,413
52,901	e	Allegheny Technologies, Inc	942,167
11,715		American Vanguard Corp	174,319
4,313		Ampco-Pittsburgh Corp	56,975
30,367		Aptargroup, Inc	2,374,092
30,353		Ashland, Inc	3,437,174
42,007		Avery Dennison Corp	3,271,925
78,971	*	Axalta Coating Systems Ltd	2,254,622
34,524		Axiall Corp	1,127,209
15,361		Balchem Corp	981,107
83,814		Ball Corp	5,923,135
44,396		Bemis Co, Inc	2,265,972
59,088	*	Berry Plastics Group, Inc	2,422,608
19,062	*	Boise Cascade Co	517,915
29,975		Cabot Corp	1,459,483
24,508		Calgon Carbon Corp	338,210
22,398		Carpenter Technology Corp	879,121
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

69,841		Celanese Corp (Series A)	$4,429,316
28,403	*,e	Century Aluminum Co	215,579
114,251		CF Industries Holdings, Inc	2,819,715
4,817		Chase Corp	291,862
95,430		Chemours Co	887,499
31,102	*	Chemtura	873,655
8,163	*	Clearwater Paper Corp	513,534
102,121	*,e	Cliffs Natural Resources, Inc	807,777
15,502	*	Codexis, Inc	67,434
86,727	*,e	Coeur Mining, Inc	1,328,658
53,034		Commercial Metals Co	877,182
16,376	e	Compass Minerals International, Inc	1,139,606
64,913	*	Crown Holdings, Inc	3,438,442
4,672		Deltic Timber Corp	321,994
28,645		Domtar Corp	1,127,754
560,148		Dow Chemical Co	30,063,143
22,857		Eagle Materials, Inc	1,918,845
71,899		Eastman Chemical Co	4,689,972
127,665		Ecolab, Inc	15,112,983
428,574		EI du Pont de Nemours & Co	29,644,464
38,483	*	Ferro Corp	498,740
48,283		Ferroglobe plc	449,998
24,560	*,e	Flotek Industries, Inc	348,752
63,324		FMC Corp	3,010,423
621,644		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,056,506
9,761		FutureFuel Corp	111,861
33,638	*	GCP Applied Technologies, Inc	926,054
25,837	*,e	Gold Resource Corp	145,204
150,013		Graphic Packaging Holding Co	2,046,177
2,266	e	Greif, Inc	120,030
13,180		Greif, Inc (Class A)	528,913
24,317		H.B. Fuller Co	1,132,200
1,004	*	Handy & Harman Ltd	27,981
4,200		Hawkins, Inc	179,508
5,132		Haynes International, Inc	194,913
35,395	*	Headwaters, Inc	704,007
186,110		Hecla Mining Co	1,207,854
96,789		Huntsman Corp	1,496,358
20,823	*	Ingevity Corp	796,896
10,340		Innophos Holdings, Inc	445,240
11,495		Innospec, Inc	577,854
37,635		International Flavors & Fragrances, Inc	5,014,864
200,806		International Paper Co	9,198,923
7,002		Kaiser Aluminum Corp	580,116
42,573		Kapstone Paper and Packaging Corp	607,942
3,950		KMG Chemicals, Inc	108,585
9,009	*	Koppers Holdings, Inc	284,865
13,579	*	Kraton Polymers LLC	406,148
8,381	e	Kronos Worldwide, Inc	47,353
68,731	*	Louisiana-Pacific Corp	1,388,366
16,521	*,e	LSB Industries, Inc	191,313
174,021		LyondellBasell Industries AF S.C.A	13,096,820
31,604		Martin Marietta Materials, Inc	6,404,551
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,771		Materion Corp	$337,282
15,511		Minerals Technologies, Inc	1,012,248
213,789		Monsanto Co	22,826,252
171,350		Mosaic Co	4,626,450
8,563	*	Multi Packaging Solutions International Ltd	124,335
10,894		Myers Industries, Inc	162,865
7,378		Neenah Paper, Inc	556,523
3,613		NewMarket Corp	1,546,147
258,507		Newmont Mining Corp	11,374,308
153,938		Nucor Corp	8,257,234
80,317		Olin Corp	1,678,625
5,609		Olympic Steel, Inc	160,754
23,656	*	Omnova Solutions, Inc	224,022
77,270	*	Owens-Illinois, Inc	1,451,903
45,738		Packaging Corp of America	3,416,171
20,128		PH Glatfelter Co	415,844
80,178	*,e	Platform Specialty Products Corp	737,638
37,351		PolyOne Corp	1,309,900
129,560		PPG Industries, Inc	13,566,228
139,864		Praxair, Inc	16,299,751
9,880		Quaker Chemical Corp	945,121
25,274		Rayonier Advanced Materials, Inc	348,023
10,053	*	Real Industry, Inc	78,816
33,032		Reliance Steel & Aluminum Co	2,591,030
31,749		Royal Gold, Inc	2,684,060
60,725		RPM International, Inc	3,294,938
6,509	*,e	Ryerson Holding Corp	93,990
13,851		Schnitzer Steel Industries, Inc (Class A)	269,956
14,709		Schweitzer-Mauduit International, Inc	556,147
22,033		Scotts Miracle-Gro Co (Class A)	1,624,934
94,347		Sealed Air Corp	4,451,291
21,592		Sensient Technologies Corp	1,594,137
39,146		Sherwin-Williams Co	11,733,231
19,159		Silgan Holdings, Inc	949,903
46,072		Sonoco Products Co	2,346,447
48,093	e	Southern Copper Corp (NY)	1,249,937
113,653		Steel Dynamics, Inc	3,048,173
10,492		Stepan Co	674,741
59,460	*	Stillwater Mining Co	909,738
30,802	*	Summit Materials, Inc	681,956
27,754		SunCoke Energy, Inc	211,763
147,362		Tahoe Resources, Inc	2,292,953
22,283		TimkenSteel Corp	223,276
8,634	*	Trecora Resources	98,687
10,895		Tredegar Corp	192,841
18,488		Trinseo S.A.	920,517
45,238		Tronox Ltd	293,595
3,086	*	UFP Technologies, Inc	70,639
790		United States Lime & Minerals, Inc	49,770
65,627	e	United States Steel Corp	1,804,086
8,462	*,e	US Concrete, Inc	545,799
37,223		Valspar Corp	3,963,133
63,148		Vulcan Materials Co	7,829,089
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,472		Westlake Chemical Corp	$799,169
136,033		WestRock Co	5,837,176
20,425	*	Worthington Industries, Inc	905,032
34,484		WR Grace & Co	2,581,817
		TOTAL MATERIALS	375,246,805

MEDIA - 2.9%
10,427		AMC Entertainment Holdings, Inc	306,762
29,130	*	AMC Networks, Inc	1,612,637
2,284		Cable One, Inc	1,196,542
11,567	*	Carmike Cinemas, Inc	356,495
197,632		CBS Corp (Class B)	10,320,343
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	72,913
98,474	*	Charter Communications, Inc	23,128,588
48,764		Cinemark Holdings, Inc	1,833,526
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	114,755
1,188,811		Comcast Corp (Class A)	79,947,540
444	*,e	Daily Journal Corp	101,410
73,258	*	Discovery Communications, Inc (Class A)	1,838,043
123,084	*	Discovery Communications, Inc (Class C)	3,020,481
103,299	*	DISH Network Corp (Class A)	5,518,233
36,521	*	DreamWorks Animation SKG, Inc (Class A)	1,496,265
12,577		Entercom Communications Corp (Class A)	183,750
44,878		Entravision Communications Corp (Class A)	325,814
12,862	*,e	Eros International plc	223,927
28,996		EW Scripps Co (Class A)	491,772
52,627		Gannett Co, Inc	671,520
19,954	*,e	Global Eagle Entertainment, Inc	163,623
31,424	*	Gray Television, Inc	311,098
4,651	*	Hemisphere Media Group, Inc	59,021
28,760	*	Imax Corp	908,528
196,442		Interpublic Group of Cos, Inc	4,529,953
20,543		John Wiley & Sons, Inc (Class A)	1,185,331
6,400	*,e	Liberty Braves Group (Class A)	105,536
17,411	*,e	Liberty Braves Group (Class C)	278,228
12,406	*	Liberty Broadband Corp (Class A)	779,221
50,549	*	Liberty Broadband Corp (Class C)	3,200,257
15,188	*	Liberty Media Group (Class A)	344,768
22,228	*	Liberty Media Group (Class C)	498,352
50,941	*	Liberty SiriusXM Group (Class A)	1,821,141
97,255	*	Liberty SiriusXM Group (Class C)	3,428,239
45,486	e	Lions Gate Entertainment Corp	909,265
63,868	*	Live Nation, Inc	1,751,261
6,029	*	Loral Space & Communications, Inc	211,799
9,468	*	Madison Square Garden Co	1,730,656
24,894	e	MDC Partners, Inc	317,647
52,743	*	Media General, Inc	927,749
14,647		Meredith Corp	797,969
30,657	*	MSG Networks, Inc	492,045
30,224		National CineMedia, Inc	470,890
27,474		New Media Investment Group, Inc	485,191
59,194		New York Times Co (Class A)	768,338
176,857		News Corp	2,293,835
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,669		News Corp (Class B)	$801,951
14,374	e	Nexstar Broadcasting Group, Inc (Class A)	726,606
119,498		Omnicom Group, Inc	9,833,490
4,994	*,e	Radio One, Inc	15,981
7,081	*	Reading International, Inc	97,364
39,382	e	Regal Entertainment Group (Class A)	926,265
1,443		Saga Communications, Inc	59,192
12,520		Scholastic Corp	514,572
39,425		Scripps Networks Interactive (Class A)	2,604,415
32,109		Sinclair Broadcast Group, Inc (Class A)	893,272
901,211	*,e	Sirius XM Holdings, Inc	3,956,316
41,255	*	Starz-Liberty Capital	1,247,139
106,218		TEGNA, Inc	2,326,174
147,883		Thomson Corp	6,227,353
385,530		Time Warner, Inc	29,550,874
49,629		Time, Inc	810,442
3,579	*	Townsquare Media, Inc	29,276
33,656		Tribune Co	1,246,955
12,142	*	tronc, Inc	182,009
532,391		Twenty-First Century Fox, Inc	14,182,896
239,273		Twenty-First Century Fox, Inc (Class B)	6,467,549
7,627		Viacom, Inc	378,604
168,729		Viacom, Inc (Class B)	7,672,108
795,762		Walt Disney Co	76,353,364
17,813		World Wrestling Entertainment, Inc (Class A)	351,807
		TOTAL MEDIA	328,987,231

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
797,283		AbbVie, Inc	52,804,053
44,127	*,e	Acadia Pharmaceuticals, Inc	1,634,464
11,534	*,e	Accelerate Diagnostics, Inc	226,643
13,351	*	Acceleron Pharma, Inc	452,866
18,680	*,e	AcelRx Pharmaceuticals, Inc	67,808
57,304	*	Achillion Pharmaceuticals, Inc	474,477
4,210	*,e	Aclaris Therapeutics, Inc	82,937
20,949	*	Acorda Therapeutics, Inc	529,591
8,387	*,e	Adamas Pharmaceuticals, Inc	126,644
17,546	*,e	Aduro Biotech, Inc	257,575
21,624	*,e	Advaxis, Inc	180,344
12,037	*	Adverum Biotechnologies, Inc	43,574
11,588	*,e	Aerie Pharmaceuticals, Inc	201,052
32,182	*,e	Agenus, Inc	178,610
4,678	*	Agile Therapeutics, Inc	32,746
151,984		Agilent Technologies, Inc	7,311,950
13,819	*,e	Agios Pharmaceuticals, Inc	625,033
12,929	*,e	Aimmune Therapeutics, Inc	155,019
22,014	*	Akebia Therapeutics, Inc	197,025
40,640	*	Akorn, Inc	1,391,107
12,928	*,e	Albany Molecular Research, Inc	186,680
22,587	*,e	Alder Biopharmaceuticals, Inc	725,043
106,325	*	Alexion Pharmaceuticals, Inc	13,673,395
77,776	*	Alkermes plc	3,881,022
194,983	*	Allergan plc	49,320,950
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,523	*,e	Alnylam Pharmaceuticals, Inc	$2,486,486
16,789	*	AMAG Pharmaceuticals, Inc	445,412
370,121		Amgen, Inc	63,671,916
61,430	*	Amicus Therapeutics, Inc	412,810
16,975	*	Amphastar Pharmaceuticals, Inc	274,655
22,539	*	Ampio Pharmaceuticals, Inc	22,314
15,209	*,e	Anavex Life Sciences Corp	58,403
3,304	*,e	ANI Pharmaceuticals, Inc	200,222
21,009	*,e	Anthera Pharmaceuticals, Inc	64,708
5,978	*	Applied Genetic Technologies Corp	89,849
12,806	*,e	Aratana Therapeutics, Inc	97,198
7,258	*	Ardelyx, Inc	77,515
101,870	*,e	Arena Pharmaceuticals, Inc	170,123
86,016	*,e	Ariad Pharmaceuticals, Inc	818,012
70,415	*,e	Array Biopharma, Inc	263,352
26,110	*,e	Arrowhead Research Corp	155,616
4,375	*,e	Asterias Biotherapeutics, Inc	13,081
11,438	*,e	Atara Biotherapeutics, Inc	274,512
34,748	*,e	Athersys, Inc	77,141
2,238	*,e	Avexis, Inc	84,216
12,006	*	Axovant Sciences Ltd	177,689
4,815	*,e	Axsome Therapeutics, Inc	37,653
10,302	*,e	Bellicum Pharmaceuticals, Inc	163,596
30,549	*	BioCryst Pharmaceuticals, Inc	110,587
108,221	*	Biogen Idec, Inc	31,376,515
79,341	*	BioMarin Pharmaceutical, Inc	7,888,082
39,348	*,e	Bio-Path Holdings, Inc	66,892
11,446	*	Bio-Rad Laboratories, Inc (Class A)	1,660,700
1,907	*	Biospecifics Technologies Corp	77,234
19,171		Bio-Techne Corp	2,155,204
21,816	*	BioTime, Inc	68,066
17,515	*,e	Bluebird Bio, Inc	1,001,508
9,768	*,e	Blueprint Medicines Corp	215,970
818,806		Bristol-Myers Squibb Co	61,254,877
54,276		Bruker BioSciences Corp	1,352,558
15,433	*	Cambrex Corp	808,844
9,334	*,e	Cara Therapeutics Inc	55,351
48,477	*	Catalent, Inc	1,238,103
380,000	*	Celgene Corp	42,632,200
54,616	*,e	Celldex Therapeutics, Inc	252,326
4,292	*,e	Cellular Biomedicine Group, Inc	63,908
18,786	*,e	Cempra, Inc	337,584
35,424	*	Cepheid, Inc	1,251,530
22,808	*	Charles River Laboratories International, Inc	2,005,507
11,750	*,e	ChemoCentryx, Inc	55,225
19,935	*	Chimerix, Inc	79,541
13,925	*,e	ChromaDex Corp	55,700
2,186	*	Cidara Therapeutics, Inc	25,992
15,457	*,e	Clovis Oncology, Inc	220,726
14,351	*,e	Coherus Biosciences, Inc	364,372
6,498	*,e	Collegium Pharmaceutical, Inc	78,821
6,440	*	Concert Pharmaceuticals Inc	73,996
35,675	*,e	Corcept Therapeutics, Inc	206,915
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,198	*	Curis, Inc	$79,293
14,477	*,e	Cytokinetics, Inc	160,984
10,021	*,e	CytomX Therapeutics, Inc	100,811
28,094	*,e	CytRx Corp	18,261
29,384	*,e	Depomed, Inc	557,414
10,045	*	Dermira, Inc	337,110
5,621	*,e	Dimension Therapeutics, Inc	40,022
47,996	*	Durect Corp	93,112
18,760	*,e	Dynavax Technologies Corp	289,467
5,157	*,e	Eagle Pharmaceuticals, Inc	222,473
8,036	*,e	Edge Therapeutics, Inc	77,949
3,266	*,e	Editas Medicine, Inc	84,002
11,529	*,e	Egalet Corp	85,199
1,596	*,e	Eiger BioPharmaceuticals, Inc	31,042
478,075		Eli Lilly & Co	39,627,637
15,816	*	Emergent Biosolutions, Inc	528,096
6,742	*,e	Enanta Pharmaceuticals, Inc	151,628
101,040	*	Endo International plc	1,754,054
16,078	*,e	Endocyte, Inc	51,128
18,877	*	Enzo Biochem, Inc	131,573
22,129	*	Epizyme, Inc	229,256
5,562	*,e	Esperion Thereapeutics, Inc	60,403
47,225	*,e	Exact Sciences Corp	820,771
113,584	*,e	Exelixis, Inc	1,042,701
25,301	*	FibroGen, Inc	484,008
12,554	*	Five Prime Therapeutics, Inc	636,362
2,340	*,e	Flex Pharma, Inc	27,729
9,344	*,e	Flexion Therapeutics Inc	154,737
12,333	*,e	Fluidigm Corp	130,113
16,433	*,e	Fortress Biotech, Inc	49,792
5,638	*,e	Foundation Medicine, Inc	131,760
77,129	*,e	Galena Biopharma, Inc	34,292
9,048	*	Genomic Health, Inc	262,663
94,140	*,e	Geron Corp	252,295
652,535		Gilead Sciences, Inc	51,856,956
6,626	*,e	Global Blood Therapeutics, Inc	118,473
52,365	*,e	Halozyme Therapeutics, Inc	520,508
20,561	*,e	Heron Therapeutics, Inc	341,724
2,379	*	Heska Corp	101,226
78,143	*	Horizon Pharma plc	1,507,378
35,999	*,e	Idera Pharmaceuticals, Inc	61,918
19,695	*	Ignyta, Inc	108,519
71,099	*	Illumina, Inc	11,827,319
4,828	*,e	Immune Design Corp	37,031
37,297	*,e	Immunogen, Inc	103,686
52,141	*,e	Immunomedics, Inc	138,174
35,602	*	Impax Laboratories, Inc	1,118,615
20,194	*	INC Research Holdings, Inc	898,835
79,588	*	Incyte Corp	7,179,633
20,634	*,e	Infinity Pharmaceuticals, Inc	34,665
39,312	e	Innoviva, Inc	505,945
9,048	*	Inotek Pharmaceuticals Corp	85,775
30,381	*,e	Inovio Pharmaceuticals, Inc	300,164
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,754	*	Insmed, Inc	$340,683
9,791	*,e	Insys Therapeutics, Inc	153,229
3,255	*,e	Intellia Therapeutics, Inc	61,585
8,362	*,e	Intercept Pharmaceuticals, Inc	1,446,877
12,277	*	Intersect ENT, Inc	194,468
16,694	*,e	Intra-Cellular Therapies, Inc	681,115
27,260	*,e	Intrexon Corp	690,496
10,486	*,e	Invitae Corp	91,962
58,851	*,e	Ionis Pharmaceuticals, Inc	1,717,861
62,575	*	Ironwood Pharmaceuticals, Inc	884,185
1,351,329		Johnson & Johnson	169,226,931
30,664	*,e	Juno Therapeutics, Inc	948,438
9,896	*	Karyopharm Therapeutics, Inc	73,032
45,406	*,e	Keryx Biopharmaceuticals, Inc	334,188
18,955	*,e	Kite Pharma, Inc	1,073,422
8,243	*,e	La Jolla Pharmaceutical Co	140,131
13,584	*,e	Lannett Co, Inc	424,092
20,804	*,e	Lexicon Pharmaceuticals, Inc	339,521
9,568	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,290,532
19,238	*	Lion Biotechnologies, Inc	170,064
7,703	*,e	Lipocine, Inc	28,424
6,426	*	Loxo Oncology, Inc	165,277
19,030	*	Luminex Corp	407,813
14,847	*	MacroGenics, Inc	454,170
54,008	*	Mallinckrodt plc	3,636,899
160,333	*,e	MannKind Corp	158,730
7,447	*	Medgenics, Inc	42,969
35,777	*,e	Medicines Co	1,399,238
14,511	*,e	MediciNova, Inc	89,968
78,231	*	Medivation, Inc	5,006,002
1,360,847		Merck & Co, Inc	79,827,285
59,663	*,e	Merrimack Pharmaceuticals, Inc	346,045
13,506	*	Mettler-Toledo International, Inc	5,553,802
47,130	*,e	MiMedx Group, Inc	353,004
8,077	*,e	Minerva Neurosciences, Inc	89,655
4,258	*	Mirati Therapeutics, Inc	19,757
31,181	*	Momenta Pharmaceuticals, Inc	351,098
213,679	*	Mylan NV	9,998,040
5,669	*,e	MyoKardia, Inc	100,171
35,176	*,e	Myriad Genetics, Inc	1,089,752
5,740	*	NanoString Technologies, Inc	78,007
8,338	*,e	NantKwest, Inc	56,949
13,099	*,e	Natera, Inc	171,597
62,988	*	Nektar Therapeutics	1,089,063
33,050	*	NeoGenomics, Inc	288,196
6,653	*	Neos Therapeutics, Inc	58,746
43,595	*	Neurocrine Biosciences, Inc	2,189,777
8,803	*	NewLink Genetics Corp	93,136
132,353	*,e	Novavax, Inc	968,824
5,561	*,e	Ocular Therapeutix, Inc	24,302
15,786	*,e	Omeros Corp	185,643
7,049	*,e	OncoMed Pharmaceuticals, Inc	85,504
14,755	*	Ophthotech Corp	947,861
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

148,620	*,e	Opko Health, Inc	$1,478,769
49,140	*,e	Organovo Holdings, Inc	210,319
7,783	e	Osiris Therapeutics, Inc	38,915
12,099	*,e	Otonomy, Inc	173,742
9,996	*,e	OvaScience, Inc	50,380
40,299	*,e	Pacific Biosciences of California, Inc	344,556
17,819	*,e	Pacira Pharmaceuticals, Inc	645,939
5,045		Paratek Pharmaceuticals, Inc	64,929
25,460	*	Parexel International Corp	1,702,001
72,802		PDL BioPharma, Inc	256,263
48,893		PerkinElmer, Inc	2,782,990
68,191		Perrigo Co plc	6,231,975
6,895	*	Pfenex, Inc	55,643
2,961,730		Pfizer, Inc	109,258,220
28,593	*	PharmAthene, Inc	73,198
7,545		Phibro Animal Health Corp	155,653
22,596	*	Portola Pharmaceuticals, Inc	586,592
12,394	*	PRA Health Sciences, Inc	574,834
25,905	*	Prestige Brands Holdings, Inc	1,385,918
30,473	*,e	Progenics Pharmaceuticals, Inc	178,267
3,334	*	Proteostasis Therapeutics, Inc	37,007
16,124	*,e	Prothena Corp plc	887,626
14,333	*,e	PTC Therapeutics, Inc	85,568
12,051	*,e	Puma Biotechnology, Inc	601,224
111,784	*	Qiagen NV (NASDAQ)	2,995,811
41,569	*	Quintiles Transnational Holdings, Inc	3,227,417
15,192	*,e	Radius Health, Inc	715,847
42,131	*	Raptor Pharmaceutical Corp	248,152
2,682	*,e	Reata Pharmaceuticals, Inc	42,992
37,640	*	Regeneron Pharmaceuticals, Inc	16,001,517
10,255	*	REGENXBIO, Inc	83,783
19,674	*,e	Regulus Therapeutics, Inc	70,236
18,735	*	Relypsa, Inc	598,396
13,740	*	Repligen Corp	392,964
19,915	*,e	Retrophin, Inc	357,076
9,301	*,e	Revance Therapeutics, Inc	125,470
37,550	*	Rigel Pharmaceuticals, Inc	85,990
12,985	*,e	Sage Therapeutics, Inc	582,507
12,341	*	Sagent Pharmaceuticals	267,676
29,213	*,e	Sangamo Biosciences, Inc	184,918
20,796	*,e	Sarepta Therapeutics, Inc	525,723
22,166	*	Sciclone Pharmaceuticals, Inc	234,073
46,464	*,e	Seattle Genetics, Inc	2,233,060
8,789	*,e	Seres Therapeutics, Inc	96,152
12,170	*,e	Sorrento Therapeutics, Inc	76,549
8,141	*,e	Spark Therapeutics, Inc	471,690
27,773	*	Spectrum Pharmaceuticals, Inc	190,801
6,776	*	Stemline Therapeutics, Inc	50,142
10,521	*	Sucampo Pharmaceuticals, Inc (Class A)	123,622
22,801	*	Supernus Pharmaceuticals, Inc	506,638
88,402	*,e	Synergy Pharmaceuticals, Inc	360,680
36,143	*,e	Synthetic Biologics, Inc	63,250
3,929	*,e	T2 Biosystems, Inc	22,238
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,729	*,e	Teligent, Inc	$143,959
11,786	*,e	TESARO, Inc	1,098,927
15,324	*	Tetraphase Pharmaceuticals, Inc	61,602
15,204	*,e	TG Therapeutics, Inc	89,856
71,280	*,e	TherapeuticsMD, Inc	553,846
17,600	*	Theravance Biopharma, Inc	448,976
192,326		Thermo Electron Corp	30,549,062
9,087	*,e	Titan Pharmaceuticals, Inc	45,072
4,598	*,e	Tobira Therapeutics, Inc	19,817
4,104	*,e	Tokai Pharmaceuticals, Inc	5,171
23,387	*	Trevena, Inc	146,636
17,370	*,e	Trovagene, Inc	97,793
18,015	*,e	Ultragenyx Pharmaceutical, Inc	1,139,989
22,473	*	United Therapeutics Corp	2,719,458
17,036	*	Vanda Pharmaceuticals, Inc	194,210
13,261	*	Versartis, Inc	152,502
120,575	*	Vertex Pharmaceuticals, Inc	11,695,775
12,420	*	Vitae Pharmaceuticals, Inc	132,273
16,833	*	Vital Therapies, Inc	104,701
5,712	*	Voyager Therapeutics, Inc	84,195
38,015	*	VWR Corp	1,190,630
39,260	*	Waters Corp	6,239,592
3,701	*	WaVe Life Sciences Pte Ltd	71,466
6,539	*,e	XBiotech, Inc	93,312
15,653	*	Xencor Inc	296,468
6,984	*,e	Zafgen, Inc	21,231
59,769	*,e	ZIOPHARM Oncology, Inc	290,477
226,426		Zoetis Inc	11,427,720
10,650	*	Zogenix, Inc	97,235
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,011,162,967

REAL ESTATE - 4.7%
27,624		Acadia Realty Trust	1,040,320
23,760		AG Mortgage Investment Trust	355,925
11,379		Agree Realty Corp	577,143
22,757		Alexander & Baldwin, Inc	896,626
1,877		Alexander’s, Inc	805,740
35,697		Alexandria Real Estate Equities, Inc	4,008,773
5,825	*,e	Altisource Portfolio Solutions S.A.	135,489
25,816		Altisource Residential Corp	247,834
31,307		American Assets Trust,Inc	1,436,365
63,779		American Campus Communities, Inc	3,448,531
161,567		American Capital Agency Corp	3,165,098
26,768		American Capital Mortgage, Inc	437,924
94,784		American Homes 4 Rent	2,056,813
208,128		American Tower Corp	24,094,979
503,449		Annaly Capital Management, Inc	5,527,870
50,785		Anworth Mortgage Asset Corp	249,862
76,294		Apartment Investment & Management Co (Class A)	3,507,235
28,601		Apollo Commercial Real Estate Finance, Inc	464,766
80,129		Apple Hospitality REIT, Inc	1,632,228
23,395		Ares Commercial Real Estate Corp	297,116
25,296		Armada Hoffler Properties, Inc	378,681
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,917		ARMOUR Residential REIT, Inc	$381,274
11,429		Ashford Hospitality Prime, Inc	171,892
41,202		Ashford Hospitality Trust, Inc	245,564
5,479	*,e	AV Homes, Inc	78,459
63,447		AvalonBay Communities, Inc	11,778,936
8,243		Bluerock Residential Growth REIT, Inc	109,797
74,877		Boston Properties, Inc	10,642,268
86,690		Brandywine Realty Trust	1,462,460
70,304		Brixmor Property Group, Inc	1,996,634
35,146		Camden Property Trust	3,148,730
53,268		Capstead Mortgage Corp	530,017
40,937		Care Capital Properties, Inc	1,210,916
28,069		CareTrust REIT, Inc	405,597
18,578		CatchMark Timber Trust Inc	224,980
82,226		CBL & Associates Properties, Inc	1,010,558
155,576	*	CBRE Group, Inc	4,426,137
40,660		Cedar Realty Trust, Inc	326,906
16,749		Chatham Lodging Trust	401,641
28,782		Chesapeake Lodging Trust	727,321
86,265		Chimera Investment Corp	1,447,527
8,774		City Office REIT, Inc	118,975
54,758		Colony Financial, Inc	973,597
31,610		Colony Starwood Homes	1,035,544
73,861		Columbia Property Trust, Inc	1,794,822
57,773		Communications Sales & Leasing, Inc	1,795,585
6,313		Community Healthcare Trust, Inc	145,136
1,845	e	Consolidated-Tomoka Land Co	90,276
6,682		CorEnergy Infrastructure Trust, Inc	196,584
18,742		Coresite Realty	1,546,777
44,313		Corporate Office Properties Trust	1,327,617
63,738		Corrections Corp of America	2,042,803
100,457		Cousins Properties, Inc	1,068,862
164,595		Crown Castle International Corp	15,970,653
75,310		CubeSmart	2,237,460
29,793		CyrusOne, Inc	1,633,252
74,038		CYS Investments, Inc	662,640
49,318		DCT Industrial Trust, Inc	2,476,750
150,563		DDR Corp	2,972,114
97,976		DiamondRock Hospitality Co	962,124
77,397		Digital Realty Trust, Inc	8,084,891
68,494		Douglas Emmett, Inc	2,605,512
145,171		Duke Realty Corp	4,179,473
41,733		DuPont Fabros Technology, Inc	1,996,089
21,154		Dynex Capital, Inc	148,501
11,376		Easterly Government Properties, Inc	233,094
20,218		EastGroup Properties, Inc	1,488,449
32,216		Education Realty Trust, Inc	1,550,878
59,196		Empire State Realty Trust, Inc	1,242,524
30,888		Entertainment Properties Trust	2,595,210
32,248		Equinix, Inc	12,024,312
52,692	*	Equity Commonwealth	1,581,814
43,341		Equity Lifestyle Properties, Inc	3,564,364
44,676		Equity One, Inc	1,486,371
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

174,481		Equity Residential	$11,862,963
32,118		Essex Property Trust, Inc	7,511,758
58,941		Extra Space Storage, Inc	5,070,105
5,780		Farmland Partners, Inc	68,088
35,708		Federal Realty Investment Trust	6,059,648
64,539		FelCor Lodging Trust, Inc	409,823
56,244		First Industrial Realty Trust, Inc	1,657,511
28,700		First Potomac Realty Trust	290,157
111,881		Forest City Realty Trust, Inc	2,645,986
16,040	*,e	Forestar Group, Inc	196,971
24,662		Four Corners Property Trust, Inc	535,412
47,755		Franklin Street Properties Corp	612,219
2,632	*	FRP Holdings, Inc	95,752
91,483		Gaming and Leisure Properties, Inc	3,277,836
271,213		General Growth Properties, Inc	8,665,255
36,009		Geo Group, Inc	1,246,271
12,704		Getty Realty Corp	288,635
17,812		Gladstone Commercial Corp	324,178
82,479	*	Global Net Lease, Inc	720,042
39,025		Government Properties Income Trust	931,137
180,996		Gramercy Property Trust	1,808,150
17,723		Hannon Armstrong Sustainable Infrastructure Capital, Inc	398,590
228,779		HCP, Inc	8,975,000
50,664		Healthcare Realty Trust, Inc	1,832,010
66,120		Healthcare Trust of America, Inc	2,251,386
20,220		Hersha Hospitality Trust	382,158
46,902		Highwoods Properties, Inc	2,613,379
73,062		Hospitality Properties Trust	2,331,408
387,992		Host Marriott Corp	6,882,978
18,411	*	Howard Hughes Corp	2,199,378
38,228		Hudson Pacific Properties	1,292,489
18,150		Independence Realty Trust, Inc	164,076
53,272		Invesco Mortgage Capital, Inc	767,117
59,474		Investors Real Estate Trust	393,718
127,332		Iron Mountain, Inc	5,247,352
42,332	*	iStar Financial, Inc	438,560
24,128		Jones Lang LaSalle, Inc	2,641,292
43,925		Kennedy-Wilson Holdings, Inc	924,621
44,163		Kilroy Realty Corp	3,233,173
180,313		Kimco Realty Corp	5,788,047
40,035		Kite Realty Group Trust	1,217,464
18,000		Ladder Capital Corp	235,080
36,569		Lamar Advertising Co	2,481,572
51,918		LaSalle Hotel Properties	1,430,341
112,121		Lexington Realty Trust	1,218,755
60,813		Liberty Property Trust	2,516,442
26,215		LTC Properties, Inc	1,403,289
68,863		Macerich Co	6,145,334
45,234		Mack-Cali Realty Corp	1,275,599
7,054	*	Marcus & Millichap, Inc	188,977
114,933		Medical Properties Trust, Inc	1,804,448
176,434		MFA Mortgage Investments, Inc	1,326,784
34,144		Mid-America Apartment Communities, Inc	3,619,947
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,377		Monmouth Real Estate Investment Corp (Class A)	$419,810
69,668		Monogram Residential Trust, Inc	746,144
18,057		National Health Investors, Inc	1,418,738
69,938		National Retail Properties, Inc	3,717,904
16,679		National Storage Affiliates Trust	356,430
108,823		New Residential Investment Corp	1,487,610
36,692		New Senior Investment Group, Inc	439,937
53,530		New York Mortgage Trust, Inc	350,086
54,953		New York REIT, Inc	524,252
8,034		NexPoint Residential Trust, Inc	156,583
25,065		NorthStar Realty Europe Corp	231,851
86,627		NorthStar Realty Finance Corp	1,160,802
90,126		Omega Healthcare Investors, Inc	3,109,347
6,278		One Liberty Properties, Inc	157,076
6,980		Orchid Island Capital, Inc	77,897
67,384		Outfront Media, Inc	1,568,026
4,588		Owens Realty Mortgage, Inc	76,711
88,247		Paramount Group, Inc	1,555,795
34,833		Parkway Properties, Inc	605,049
34,872		Pebblebrook Hotel Trust	1,033,955
34,599		Pennsylvania REIT	880,199
35,055		Pennymac Mortgage Investment Trust	568,943
65,496		Physicians Realty Trust	1,422,573
99,426		Piedmont Office Realty Trust, Inc	2,181,406
29,069		Post Properties, Inc	1,848,498
26,414		Potlatch Corp	1,010,336
22,337		Preferred Apartment Communities, Inc	332,151
242,301		Prologis, Inc	13,202,981
14,583		PS Business Parks, Inc	1,617,109
73,859		Public Storage, Inc	17,646,392
22,756		QTS Realty Trust, Inc	1,302,781
49,089		RAIT Investment Trust	155,612
38,022		Ramco-Gershenson Properties	754,356
73,638		Rayonier, Inc	2,004,426
8,639		Re/Max Holdings, Inc	374,241
70,617	*	Realogy Holdings Corp	2,188,421
126,174		Realty Income Corp	9,017,656
37,295		Redwood Trust, Inc	532,200
47,019		Regency Centers Corp	3,993,324
24,063		Resource Capital Corp	327,497
67,247		Retail Opportunities Investment Corp	1,535,249
96,240		Retail Properties of America, Inc	1,696,711
31,686		Rexford Industrial Realty, Inc	724,342
59,376		RLJ Lodging Trust	1,409,586
3,209		RMR Group, Inc	109,250
21,180		Ryman Hospitality Properties	1,191,163
31,460		Sabra Healthcare REIT, Inc	752,209
7,154		Saul Centers, Inc	480,534
30,659		Select Income REIT	851,094
115,034		Senior Housing Properties Trust	2,554,905
12,184		Seritage Growth Properties	609,931
14,813		Silver Bay Realty Trust Corp	266,930
151,879		Simon Property Group, Inc	34,482,608
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,741		SL Green Realty Corp	$5,624,845
22,290		Sovran Self Storage, Inc	2,281,827
234,717		Spirit Realty Capital, Inc	3,208,581
24,744	*,e	St. Joe Co	456,032
33,464	*	STAG Industrial, Inc	849,316
113,439		Starwood Property Trust, Inc	2,472,970
73,824		STORE Capital Corp	2,302,571
2,960	*	Stratus Properties, Inc	52,066
42,107		Summit Hotel Properties, Inc	597,077
30,537		Sun Communities, Inc	2,417,004
88,977		Sunstone Hotel Investors, Inc	1,183,394
46,688		Tanger Factory Outlet Centers, Inc	1,948,757
28,242		Taubman Centers, Inc	2,285,343
5,639	*	Tejon Ranch Co	148,137
18,932		Terreno Realty Corp	527,256
22,829		Tier REIT, Inc	397,909
8,985	*	Trinity Place Holdings, Inc	73,048
169,562		Two Harbors Investment Corp	1,483,668
129,946		UDR, Inc	4,837,890
9,682		UMH Properties, Inc	119,670
13,251	m	United Development Funding IV	42,403
6,033		Universal Health Realty Income Trust	359,989
58,761		Urban Edge Properties	1,757,542
11,670		Urstadt Biddle Properties, Inc (Class A)	288,249
165,407		Ventas, Inc	12,597,397
459,531		VEREIT, Inc	5,082,413
84,019		Vornado Realty Trust	9,023,641
35,634		Washington REIT	1,221,890
56,962		Weingarten Realty Investors	2,460,189
168,171		Welltower, Inc	13,341,005
21,861		Western Asset Mortgage Capital Corp	215,112
363,162		Weyerhaeuser Co	11,882,661
12,824		Whitestone REIT	207,364
50,550		WP Carey, Inc	3,672,458
103,376		WP GLIMCHER, Inc	1,310,808
50,281		Xenia Hotels & Resorts, Inc	903,047
		TOTAL REAL ESTATE	530,077,792

RETAILING - 5.2%
10,432	*	1-800-FLOWERS.COM, Inc (Class A)	95,244
29,298		Aaron’s, Inc	701,687
31,298		Abercrombie & Fitch Co (Class A)	648,182
34,210		Advance Auto Parts, Inc	5,810,911
191,386	*	Amazon.com, Inc	145,225,611
82,186	e	American Eagle Outfitters, Inc	1,472,773
3,476	*,e	America’s Car-Mart, Inc	121,938
12,502	*	Asbury Automotive Group, Inc	760,122
83,522	*	Ascena Retail Group, Inc	679,034
31,793	*	Autonation, Inc	1,696,157
14,406	*	AutoZone, Inc	11,726,052
19,109	*	Barnes & Noble Education, Inc	220,900
28,348		Barnes & Noble, Inc	370,792
72,752	*	Bed Bath & Beyond, Inc	3,270,202
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

135,545		Best Buy Co, Inc	$4,554,312
10,534		Big 5 Sporting Goods Corp	111,239
23,343	e	Big Lots, Inc	1,241,381
5,139		Blue Nile, Inc	149,339
10,237	*,e	Boot Barn Holdings, Inc	110,150
13,316	e	Buckle, Inc	364,725
11,795	*	Build-A-Bear Workshop, Inc	160,766
34,281	*	Burlington Stores, Inc	2,622,839
24,507	*	Cabela’s, Inc	1,265,296
20,175		Caleres, Inc	531,006
93,111	*,e	Carmax, Inc	5,424,647
11,624		Cato Corp (Class A)	415,791
60,996		Chico’s FAS, Inc	732,562
8,856		Children’s Place Retail Stores, Inc	740,185
6,249		Citi Trends, Inc	104,233
8,181	*	Container Store Group, Inc	45,241
22,058		Core-Mark Holding Co, Inc	1,079,960
35,406		CST Brands, Inc	1,583,356
14,776	*	Destination XL Group, Inc	76,244
41,533		Dick’s Sporting Goods, Inc	2,130,228
9,197	e	Dillard’s, Inc (Class A)	622,453
138,760		Dollar General Corp	13,146,122
111,678	*	Dollar Tree, Inc	10,753,475
32,017		DSW, Inc (Class A)	776,732
5,857	*	Duluth Holdings, Inc	145,254
50,587	*	Etsy, Inc	508,905
58,420		Expedia, Inc	6,814,693
37,171	*	Express Parent LLC	556,078
20,843		Finish Line, Inc (Class A)	452,918
25,644	*	Five Below, Inc	1,308,100
65,971		Foot Locker, Inc	3,933,191
22,283	*	Francesca’s Holdings Corp	283,217
15,555		Fred’s, Inc (Class A)	247,169
7,507	*	FTD Cos, Inc	190,002
49,794	e	GameStop Corp (Class A)	1,541,124
109,193	e	Gap, Inc	2,816,088
9,647	*	Genesco, Inc	669,695
69,643		Genuine Parts Co	7,120,300
38,288		GNC Holdings, Inc	781,458
9,596		Group 1 Automotive, Inc	598,023
188,200	*,e	Groupon, Inc	907,124
28,966		Guess?, Inc	426,380
7,966		Haverty Furniture Cos, Inc	146,813
10,580	*,e	Hibbett Sports, Inc	369,454
612,338		Home Depot, Inc	84,649,605
15,133		HSN, Inc	774,204
149,962	*,e	JC Penney Co, Inc	1,448,633
7,029		Kirkland’s, Inc	107,122
89,061		Kohl’s Corp	3,704,047
117,616		L Brands, Inc	8,691,822
10,858	*,e	Lands’ End, Inc	154,292
217,983	*	Liberty Interactive Corp	5,844,124
35,091	*	Liberty TripAdvisor Holdings, Inc	830,604
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,984	*	Liberty Ventures	$2,450,547
10,948		Lithia Motors, Inc (Class A)	944,703
149,094	*	LKQ Corp	5,127,343
438,004		Lowe’s Companies, Inc	36,038,969
10,988	*,e	Lumber Liquidators, Inc	165,150
149,615		Macy’s, Inc	5,360,705
11,282	*	MarineMax, Inc	227,896
8,140	*,e	Mattress Firm Holding Corp	242,898
41,681	*	Michaels Cos, Inc	1,098,711
15,180		Monro Muffler, Inc	950,572
18,048	*	Murphy USA, Inc	1,383,199
201,275	*	NetFlix, Inc	18,366,344
60,215	e	Nordstrom, Inc	2,663,309
14,284		Nutri/System, Inc	422,521
300,272	*	Office Depot, Inc	1,038,941
9,621	*,e	Ollie’s Bargain Outlet Holdings, Inc	251,493
46,258	*	O’Reilly Automotive, Inc	13,443,963
8,166	e	Outerwall, Inc	430,022
4,892	*	Overstock.com, Inc	79,740
11,012	*,e	Party City Holdco, Inc	176,412
18,385		Penske Auto Group, Inc	728,414
8,830	e	PetMed Express, Inc	183,046
37,408	e	Pier 1 Imports, Inc	191,529
24,254	*	Priceline.com, Inc	32,762,546
25,363		Rent-A-Center, Inc	273,920
18,416	*,e	Restoration Hardware Holdings, Inc	567,397
194,064		Ross Stores, Inc	11,998,977
70,703	*	Sally Beauty Holdings, Inc	2,073,719
7,344	*,e	Sears Holdings Corp	113,171
5,334	*	Sears Hometown and Outlet Stores, Inc	36,698
23,405	*	Select Comfort Corp	558,443
8,648		Shoe Carnival, Inc	227,529
18,928	*	Shutterfly, Inc	1,006,780
38,362		Signet Jewelers Ltd	3,372,403
13,651		Sonic Automotive, Inc (Class A)	248,175
14,779	*,e	Sportsman’s Warehouse Holdings, Inc	150,450
18,281	e	Stage Stores, Inc	108,406
314,649		Staples, Inc	2,923,089
15,745		Stein Mart, Inc	135,407
23,788	e	Tailored Brands, Inc	348,494
290,193		Target Corp	21,860,239
52,902	e	Tiffany & Co	3,413,237
15,285	*	Tile Shop Holdings, Inc	260,609
16,763	*	Tilly’s, Inc	95,381
326,561		TJX Companies, Inc	26,686,565
64,661		Tractor Supply Co	5,926,181
55,681	*	TripAdvisor, Inc	3,896,000
18,379	*	Tuesday Morning Corp	145,010
28,626	*	Ulta Salon Cosmetics & Fragrance, Inc	7,477,397
42,910	*	Urban Outfitters, Inc	1,283,009
16,337	*	Vitamin Shoppe, Inc	478,021
15,332	*,e	Wayfair, Inc	666,942
6,804	*	West Marine, Inc	59,603
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,417		Williams-Sonoma, Inc	$2,293,911
892		Winmark Corp	89,708
10,806	*,e	Zumiez, Inc	183,486
		TOTAL RETAILING	581,249,656

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
2,398	*,e	Acacia Communications, Inc	155,942
19,213	*	Advanced Energy Industries, Inc	782,353
312,992	*,e	Advanced Micro Devices, Inc	2,147,125
8,895	*	Alpha & Omega Semiconductor Ltd	127,110
15,019	*,e	Ambarella, Inc	870,802
48,137	*	Amkor Technology, Inc	302,782
150,182		Analog Devices, Inc	9,586,117
532,360		Applied Materials, Inc	13,995,744
33,773	*	Applied Micro Circuits Corp	222,226
12,175	*	Axcelis Technologies, Inc	130,273
187,128		Broadcom Ltd	30,310,993
32,935		Brooks Automation, Inc	412,676
11,394		Cabot Microelectronics Corp	599,552
27,432	*,e	Cavium, Inc	1,280,251
8,650	*	Ceva, Inc	260,019
35,639	*	Cirrus Logic, Inc	1,731,699
10,237		Cohu, Inc	108,103
56,755	*,e	Cree, Inc	1,623,193
151,801	e	Cypress Semiconductor Corp	1,766,964
18,477	*	Diodes, Inc	342,009
9,301	*	DSP Group, Inc	100,730
64,946	*	Entegris, Inc	1,109,927
20,079	*	Exar Corp	168,262
55,581	*	Fairchild Semiconductor International, Inc	1,097,169
37,049	*,e	First Solar, Inc	1,729,447
34,075	*	Formfactor, Inc	318,601
20,327	*	GigOptix, Inc	38,418
19,347	*	Inphi Corp	680,627
64,415	*	Integrated Device Technology, Inc	1,416,486
2,330,321		Intel Corp	81,234,990
65,306		Intersil Corp (Class A)	997,876
9,988		IXYS Corp	109,269
74,098		Kla-Tencor Corp	5,609,960
28,048	*	Kopin Corp	65,352
77,660	e	Lam Research Corp	6,971,538
58,110	*	Lattice Semiconductor Corp	349,241
116,537		Linear Technology Corp	6,991,055
10,869	*,e	MA-COM Technology Solutions	429,434
195,419		Marvell Technology Group Ltd	2,296,173
138,324		Maxim Integrated Products, Inc	5,640,853
26,254	*	MaxLinear, Inc	572,600
102,865	e	Microchip Technology, Inc	5,723,409
505,478	*	Micron Technology, Inc	6,945,268
54,345	*	Microsemi Corp	2,119,455
25,831		MKS Instruments, Inc	1,179,960
18,858		Monolithic Power Systems, Inc	1,371,354
11,512	*	Nanometrics, Inc	230,700
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,097	*	NeoPhotonics Corp Ltd	$151,817
1,929		NVE Corp	110,030
252,948		Nvidia Corp	14,443,331
199,919	*	ON Semiconductor Corp	2,005,188
12,269	*	PDF Solutions, Inc	202,439
31,365	*	Photronics, Inc	302,986
13,255		Power Integrations, Inc	756,463
66,515	*	Qorvo, Inc	4,205,743
720,192		Qualcomm, Inc	45,069,615
51,257	*	Rambus, Inc	692,995
13,099	*	Rudolph Technologies, Inc	230,804
31,562	*	Semtech Corp	802,306
14,732	*	Sigma Designs, Inc	98,704
20,097	*	Silicon Laboratories, Inc	1,070,768
92,874		Skyworks Solutions, Inc	6,131,541
28,046	*,e	SunPower Corp	408,911
94,615		Teradyne, Inc	1,868,646
32,987		Tessera Technologies, Inc	1,060,202
493,173		Texas Instruments, Inc	34,398,817
12,988	*	Ultra Clean Holdings	82,993
11,718	*	Ultratech, Inc	286,388
18,349	*	Veeco Instruments, Inc	307,713
22,930	*	Xcerra Corp	139,873
124,342		Xilinx, Inc	6,351,389
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	323,433,749

SOFTWARE & SERVICES - 12.0%
16,839	*,e	2U, Inc	589,028
21,216	*	A10 Networks, Inc	165,909
308,172		Accenture plc	34,764,883
56,191	*	ACI Worldwide, Inc	1,113,144
270,936		Activision Blizzard, Inc	10,880,790
17,102	*	Actua Corp	170,678
37,648	*	Acxiom Corp	864,022
238,924	*	Adobe Systems, Inc	23,381,103
85,892	*	Akamai Technologies, Inc	4,340,123
5,051	*,e	Alarm.com Holdings, Inc	145,115
9,204	*,e	ALJ Regional Holdings, Inc	44,455
28,862	*	Alliance Data Systems Corp	6,685,016
144,479	*	Alphabet, Inc (Class A)	114,332,012
145,998	*	Alphabet, Inc (Class C)	112,241,802
7,645	*,e	Amber Road, Inc	67,429
71,062		Amdocs Ltd	4,147,178
9,809	*	American Software, Inc (Class A)	108,193
21,348	*,e	Angie’s List, Inc	172,705
45,744	*	Ansys, Inc	4,087,684
7,446	*	Apigee Corp	92,628
3,667	*	Appfolio, Inc	58,965
40,111	*	Aspen Technology, Inc	1,680,250
12,789	*	Atlassian Corp plc	383,286
4,592	*	Autobytel, Inc	68,237
103,585	*	Autodesk, Inc	6,158,128
226,843		Automatic Data Processing, Inc	20,177,685
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,585	*	AVG Technologies NV	$484,337
23,015	*	Bankrate, Inc	183,430
10,602	*	Barracuda Networks, Inc	234,092
39,296	*	Bazaarvoice, Inc	163,078
6,155	*,e	Benefitfocus, Inc	264,665
8,337	*,e	Black Knight Financial Services, Inc	323,892
22,905		Blackbaud, Inc	1,531,199
26,619	*	Blackhawk Network Holdings, Inc	926,075
17,474	*	Blucora, Inc	178,410
55,691		Booz Allen Hamilton Holding Co	1,719,738
19,571	*	Bottomline Technologies, Inc	413,144
23,269	*,e	Box, Inc	271,084
13,975	*	Brightcove, Inc	146,318
54,625		Broadridge Financial Solutions, Inc	3,697,020
13,865	*	BroadSoft, Inc	621,568
142,532		CA, Inc	4,938,734
11,810	*	CACI International, Inc (Class A)	1,125,847
141,816	*	Cadence Design Systems, Inc	3,410,675
25,742	*	Callidus Software, Inc	528,483
7,703	*	Carbonite, Inc	84,810
21,904	*	Cardtronics plc	963,557
8,834	*	Care.com, Inc	97,086
5,256		Cass Information Systems, Inc	273,154
73,762		CDK Global, Inc	4,262,706
9,269	*	ChannelAdvisor Corp	146,079
14,238	*	Cimpress NV	1,349,762
74,817	*	Citrix Systems, Inc	6,668,439
300,042	*	Cognizant Technology Solutions Corp (Class A)	17,249,415
12,997	*,e	CommerceHub, Inc	181,955
6,498	*,e	CommerceHub, Inc (Series A)	91,627
26,831	*	Commvault Systems, Inc	1,388,236
68,714		Computer Sciences Corp	3,286,591
23,256	*	comScore, Inc	603,493
43,205		Convergys Corp	1,151,413
24,511	*	Cornerstone OnDemand, Inc	1,058,630
15,636	*	CoStar Group, Inc	3,250,724
15,547		CSG Systems International, Inc	625,922
80,078		CSRA, Inc	2,155,700
15,169	*	Cvent, Inc	494,813
8,444	*	Datalink Corp	72,450
24,972	*	DHI Group, Inc	182,046
3,147	*,e	Digimarc Corp	114,582
16,012		DST Systems, Inc	1,974,760
50,362		EarthLink Holdings Corp	341,454
523,091	*	eBay, Inc	16,299,516
11,888	e	Ebix, Inc	633,868
142,424	*	Electronic Arts, Inc	10,869,800
14,717	*	Ellie Mae, Inc	1,355,583
28,979	*	Endurance International Group Holdings, Inc	260,231
11,448	*,e	EnerNOC, Inc	85,631
20,231	*	Envestnet, Inc	772,217
23,398	*	EPAM Systems, Inc	1,643,476
13,005		EPIQ Systems, Inc	212,502
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,513	*	Euronet Worldwide, Inc	$1,793,101
30,923		EVERTEC, Inc	531,876
13,747	*	Everyday Health, Inc	112,176
6,421	*,e	EXA Corp	93,747
18,891	*	ExlService Holdings, Inc	935,293
1,104,189	*	Facebook, Inc	136,853,185
14,034		Fair Isaac Corp	1,777,266
153,663		Fidelity National Information Services, Inc	12,220,818
77,037	*,e	FireEye, Inc	1,341,985
43,183	*	First American Corp	1,739,411
153,300	*	First Data Corp	1,900,920
108,606	*	Fiserv, Inc	11,985,758
15,809	*	Five9, Inc	199,352
44,777	*	FleetCor Technologies, Inc	6,791,775
19,147	*	FleetMatics Group plc	822,555
5,122		Forrester Research, Inc	209,643
69,822	*	Fortinet, Inc	2,422,125
39,040	*	Gartner, Inc	3,913,760
73,674	*	Genpact Ltd	1,972,253
15,636	*	Gigamon, Inc	730,514
75,033		Global Payments, Inc	5,601,964
3,719	*	Global Sources Ltd	33,397
11,161	*,e	Globant S.A.	470,883
50,659	*,e	Glu Mobile, Inc	118,542
22,813	*,e	GoDaddy, Inc	682,565
23,773	*,e	Gogo, Inc	199,931
39,245	*,e	GrubHub, Inc	1,488,170
12,622	*	GTT Communications, Inc	259,130
8,100	*	Guidance Software, Inc	47,628
34,162	*	Guidewire Software, Inc	2,099,938
10,211		Hackett Group, Inc	136,725
11,663	*	Higher One Holdings, Inc	59,831
19,344	*,e	Hortonworks, Inc	226,518
14,036	*	HubSpot, Inc	766,225
33,532		IAC/InterActiveCorp	1,943,515
13,777	*	Imperva, Inc	649,172
35,668	*	inContact, Inc	495,785
28,278	*	Infoblox, Inc	529,364
16,246	*,e	Information Services Group, Inc	61,572
5,250	*,e	Instructure, Inc	114,135
8,696	*,e	Interactive Intelligence, Inc	469,149
431,896		International Business Machines Corp	69,371,136
16,908	*	Intralinks Holdings, Inc	117,680
119,346		Intuit, Inc	13,246,213
22,838		j2 Global, Inc	1,526,492
42,543		Jack Henry & Associates, Inc	3,796,963
24,819	*	Jive Software, Inc	94,312
32,428	e	Leidos Holdings, Inc	1,621,724
31,019	*	Limelight Networks, Inc	52,422
57,492	*	LinkedIn Corp	11,080,433
25,980	*	Lionbridge Technologies	117,170
10,535	*	Liquidity Services, Inc	85,123
23,943	*	Liveperson, Inc	159,820
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,179	*	LogMeIn, Inc	$1,046,298
35,106	*	Manhattan Associates, Inc	2,037,903
10,652		Mantech International Corp (Class A)	420,861
13,195		Marchex, Inc (Class B)	41,828
20,231	*	Marketo, Inc	711,727
475,061		MasterCard, Inc (Class A)	45,244,810
15,784	*,e	Match Group, Inc	248,598
31,087		MAXIMUS, Inc	1,831,646
20,576	*	MeetMe, Inc	132,304
52,064		Mentor Graphics Corp	1,112,087
3,729,546		Microsoft Corp	211,390,667
4,380	*	MicroStrategy, Inc (Class A)	766,018
7,240	*,e	MINDBODY, Inc	127,207
14,789	*,e	Mitek Systems, Inc	111,657
16,990	*	MobileIron, Inc	57,936
8,810	*	Model N, Inc	113,737
14,404	*	MoneyGram International, Inc	100,252
19,584		Monotype Imaging Holdings, Inc	387,567
38,282	*	Monster Worldwide, Inc	96,853
2,553		NCI, Inc (Class A)	32,398
19,026	*,e	NetSuite, Inc	2,070,980
26,302	*,e	NeuStar, Inc (Class A)	662,547
10,729	*	New Relic, Inc	369,507
36,032		NIC, Inc	840,266
109,208	*	Nuance Communications, Inc	1,754,973
7,073	*,e	Numerex Corp	53,967
1,458,800		Oracle Corp	59,869,152
107,496	*,e	Pandora Media, Inc	1,461,946
3,781	*,e	Park City Group, Inc	36,978
164,468		Paychex, Inc	9,749,663
21,394	*,e	Paycom Software, Inc	1,010,011
10,380	*,e	Paylocity Holding Corp	463,363
562,791	*	PayPal Holdings, Inc	20,958,337
17,337		Pegasystems, Inc	483,702
14,896	*	Perficient, Inc	330,989
4,957	*	PFSweb, Inc	49,124
20,183	*	Planet Payment, Inc	94,658
33,926	*	Progress Software Corp	985,890
19,884	*,e	Proofpoint, Inc	1,508,599
11,998	*	PROS Holdings, Inc	222,923
54,371	*	PTC, Inc	2,160,160
12,503	*	Q2 Holdings, Inc	371,089
3,997		QAD, Inc (Class A)	75,623
44,836	*	QLIK Technologies, Inc	1,354,047
13,258	*	Qualys, Inc	416,169
15,203	*	QuinStreet, Inc	55,187
30,975	*,e	Quotient Technology, Inc	392,144
51,869	*	Rackspace Hosting, Inc	1,215,291
9,552	*	Rapid7, Inc	133,537
9,129	*,e	RealNetworks, Inc	39,529
25,225	*	RealPage, Inc	634,409
88,660	*	Red Hat, Inc	6,675,211
3,209		Reis, Inc	81,124
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,888	*	RetailMeNot, Inc	$132,665
5,924	*	Rightside Group Ltd	71,088
33,267	*	RingCentral, Inc	766,139
8,849	*	Rosetta Stone, Inc	68,137
37,512	*	Rovi Corp	705,601
18,434	*	Rubicon Project, Inc	260,288
101,214		Sabre Corp	2,950,388
316,942	*	Salesforce.com, Inc	25,925,856
9,731		Sapiens International Corp NV	124,362
20,630		Science Applications International Corp	1,253,479
3,029	*	SecureWorks Corp	44,860
77,104	*	ServiceNow, Inc	5,776,632
26,981	*	ServiceSource International LLC	121,954
10,089	*,e	Shutterstock, Inc	555,803
16,631	*	Silver Spring Networks, Inc	209,052
63,437	*	Splunk, Inc	3,967,350
8,103	*	SPS Commerce, Inc	513,082
23,669	*	Square, Inc	238,347
82,394		SS&C Technologies Holdings, Inc	2,654,735
7,800	*,e	Stamps.com, Inc	591,279
18,644	*	Sykes Enterprises, Inc	572,184
300,347		Symantec Corp	6,136,089
18,954	*	Synchronoss Technologies, Inc	707,742
79,387	*	Synopsys, Inc	4,299,600
19,344	*	Syntel, Inc	876,477
26,933	*	Tableau Software, Inc	1,521,984
38,535	*	Take-Two Interactive Software, Inc	1,548,336
16,127	*	Tangoe, Inc	130,467
8,465	*	TechTarget, Inc	77,201
11,456	*	TeleNav, Inc	57,051
7,285		TeleTech Holdings, Inc	207,914
67,531	*	Teradata Corp	1,916,530
44,696	*	TiVo, Inc	471,096
76,459		Total System Services, Inc	3,893,292
56,389		Travelport Worldwide Ltd	760,688
30,043	*,e	TrueCar, Inc	281,503
10,696	*,e	TubeMogul, Inc	119,902
310,105	*,e	Twitter, Inc	5,160,147
16,117	*	Tyler Technologies, Inc	2,627,393
13,643	*	Ultimate Software Group, Inc	2,852,751
40,630	*,e	Unisys Corp	402,643
75,670	*	Vantiv, Inc	4,144,446
5,014	*	Varonis Systems, Inc	128,810
14,849	*,e	Vasco Data Security International	248,127
29,350	*	Verint Systems, Inc	1,035,175
47,103	*,e	VeriSign, Inc	4,079,591
21,463	*,e	VirnetX Holding Corp	92,935
13,306	*	Virtusa Corp	361,923
940,248		Visa, Inc (Class A)	73,386,356
43,415	*,e	VMware, Inc (Class A)	3,168,427
18,161	*,e	WebMD Health Corp (Class A)	1,108,003
19,433	*	Website Pros, Inc	366,506
251,430		Western Union Co	5,028,600
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,877	*	WEX, Inc	$1,768,397
56,980	*	Workday, Inc	4,748,713
10,768	*,e	Workiva, Inc	150,106
10,967	*	Xactly Corp	136,210
491,938		Xerox Corp	5,066,961
11,023	*	XO Group, Inc	200,949
11,778	*	Xura, Inc	292,683
427,168	*	Yahoo!, Inc	16,313,546
33,413	*	Yelp, Inc	1,074,896
37,654	*,e	Zendesk, Inc	1,138,657
23,222	*,e	Zillow Group, Inc	915,179
50,116	*,e	Zillow Group, Inc (Class C)	1,967,053
23,238	*	Zix Corp	94,346
346,384	*	Zynga, Inc	994,122
		TOTAL SOFTWARE & SERVICES	1,346,511,858

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
55,125	*,e	3D Systems Corp	738,124
24,640		Adtran, Inc	448,448
10,358	*	Aerohive Networks, Inc	75,717
5,601	*	Agilysys, Inc	63,963
146,815		Amphenol Corp (Class A)	8,738,429
12,849	*	Anixter International, Inc	787,387
2,694,733		Apple, Inc	280,818,126
9,184	*,e	Applied Optoelectronics, Inc	108,739
18,774	*,e	Arista Networks, Inc	1,338,023
88,155	*	ARRIS International plc	2,401,342
41,766	*	Arrow Electronics, Inc	2,777,021
12,829	*	Avid Technology, Inc	83,517
60,192		Avnet, Inc	2,473,891
21,648		AVX Corp	295,712
6,832		Badger Meter, Inc	476,464
4,329		Bel Fuse, Inc (Class B)	88,701
19,225		Belden CDT, Inc	1,407,462
24,123	*	Benchmark Electronics, Inc	565,443
6,118		Black Box Corp	83,511
222,680		Brocade Communications Systems, Inc	2,070,924
15,298	*	CalAmp Corp	217,232
18,584	*	Calix, Inc	143,468
77,403		CDW Corp	3,322,911
66,552	*	Ciena Corp	1,277,133
2,479,016		Cisco Systems, Inc	75,684,358
4,709	*,e	Clearfield, Inc	94,227
39,694		Cognex Corp	1,792,978
11,697	*	Coherent, Inc	1,240,467
62,700	*	CommScope Holding Co, Inc	1,877,865
6,617		Comtech Telecommunications Corp	86,484
8,807	*,e	Control4 Corp	76,709
526,903		Corning, Inc	11,707,785
11,071	e	CPI Card Group, Inc	52,255
18,817	*	Cray, Inc	593,864
13,984		CTS Corp	267,234
15,342		Daktronics, Inc	99,263
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,002		Diebold, Inc	$819,016
10,399	*	Digi International, Inc	115,533
28,174		Dolby Laboratories, Inc (Class A)	1,417,434
7,396	*	DTS, Inc	205,535
7,109	*	Eastman Kodak Co	120,426
22,218	*	EchoStar Corp (Class A)	865,391
7,109		Electro Rent Corp	109,976
14,155		Electro Scientific Industries, Inc	95,829
21,714	*	Electronics for Imaging, Inc	961,713
956,011		EMC Corp	27,035,991
10,385	*	EMCORE Corp	67,295
3,055	*	ePlus, Inc	256,956
42,439	*	Extreme Networks, Inc	165,088
35,648	*	F5 Networks, Inc	4,399,676
17,362	*	Fabrinet	655,589
7,269	*	FARO Technologies, Inc	253,543
18,333		FEI Co	1,950,998
49,222	*	Finisar Corp	923,405
61,951	*,e	Fitbit, Inc	846,251
66,971		Flir Systems, Inc	2,181,915
39,552	*	Harmonic, Inc	130,126
62,711		Harris Corp	5,432,027
858,392		Hewlett Packard Enterprise Co	18,043,400
839,514		HP, Inc	11,761,591
33,751	*	II-VI, Inc	678,395
11,513	*,e	Immersion Corp	86,463
68,360	*	Infinera Corp	598,834
77,714		Ingram Micro, Inc (Class A)	2,660,927
17,922	*	Insight Enterprises, Inc	476,725
16,890		InterDigital, Inc	997,354
53,968	*	InvenSense, Inc	365,903
17,224	*	IPG Photonics Corp	1,451,811
20,565	*	Itron, Inc	877,920
31,126	*	Ixia	357,949
98,916		Jabil Circuit, Inc	2,012,941
182,861		Juniper Networks, Inc	4,149,116
83,824	*	Keysight Technologies, Inc	2,451,014
12,299	*	Kimball Electronics, Inc	155,213
48,953	*	Knowles Corp	657,928
5,979	*	KVH Industries, Inc	54,230
33,481		Lexmark International, Inc (Class A)	1,227,748
10,750		Littelfuse, Inc	1,343,965
24,565	*	Lumentum Holdings, Inc	743,091
16,124	*	Maxwell Technologies, Inc	88,682
1,202	e	Mesa Laboratories, Inc	138,987
17,713		Methode Electronics, Inc	620,486
85,386		Motorola, Inc	5,924,081
7,214		MTS Systems Corp	342,160
50,602		National Instruments Corp	1,451,265
60,412	*	NCR Corp	1,991,784
141,863		NetApp, Inc	3,738,090
15,505	*	Netgear, Inc	797,422
46,446	*	Netscout Systems, Inc	1,299,559
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,984	*	Nimble Storage, Inc	$312,361
14,868	*	Novanta, Inc	233,576
42,356	*,e	Oclaro, Inc	242,700
8,081	*	OSI Systems, Inc	480,577
44,126	*	Palo Alto Networks, Inc	5,775,652
8,151		Park Electrochemical Corp	132,046
5,271		PC Connection, Inc	136,044
20,079		Plantronics, Inc	968,611
16,122	*	Plexus Corp	740,645
57,926	*	Polycom, Inc	717,703
29,307	*,e	Pure Storage, Inc	369,268
40,380	*	QLogic Corp	626,698
17,506	*	Radisys Corp	84,379
12,287	*	Rofin-Sinar Technologies, Inc	388,269
8,752	*	Rogers Corp	598,987
40,168	*	Sanmina Corp	1,017,857
11,491	*	Scansource, Inc	471,476
28,040	*	ShoreTel, Inc	205,814
2,553	e	Silicom Ltd	92,572
13,572	*	Silicon Graphics International Corp	73,289
20,395	*	Sonus Networks, Inc	175,805
23,473	*,e	Stratasys Ltd	491,525
18,658	*	Super Micro Computer, Inc	402,080
18,109	*	Synaptics, Inc	940,763
11,840		SYNNEX Corp	1,190,275
4,288	*	Systemax, Inc	38,378
17,022	*	Tech Data Corp	1,326,524
123,258	*	Trimble Navigation Ltd	3,258,942
35,155	*	TTM Technologies, Inc	349,792
12,629	e	Ubiquiti Networks, Inc	564,769
18,824	*	Universal Display Corp	1,333,492
18,717	*,e	USA Technologies, Inc	88,344
53,363	*	VeriFone Systems, Inc	1,022,435
23,473	*,e	Viasat, Inc	1,733,012
114,291	*	Viavi Solutions, Inc	814,895
59,297		Vishay Intertechnology, Inc	790,429
5,516	*	Vishay Precision Group, Inc	72,535
140,987		Western Digital Corp	6,698,292
25,055	*	Zebra Technologies Corp (Class A)	1,328,166
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	557,218,901

TELECOMMUNICATION SERVICES - 2.6%
40,593	*	8x8, Inc	558,154
3,022,095		AT&T, Inc	130,826,493
5,163		ATN International, Inc	379,584
15,710	*	Boingo Wireless, Inc	143,904
265,550		CenturyTel, Inc	8,348,892
87,920	*	Cincinnati Bell, Inc	439,600
24,658		Cogent Communications Group, Inc	1,053,636
24,285	e	Consolidated Communications Holdings, Inc	678,766
8,375	*	Fairpoint Communications, Inc	135,591
572,667	e	Frontier Communications Corp	2,977,868
14,505	*	General Communication, Inc (Class A)	223,232
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

184,564	*,e	Globalstar, Inc	$219,631
3,994	*	Hawaiian Telcom Holdco, Inc	88,667
16,929		IDT Corp (Class B)	258,337
24,947		Inteliquent, Inc	512,661
40,177	*,e	Iridium Communications, Inc	360,789
140,970	*	Level 3 Communications, Inc	7,133,082
8,919	*	Lumos Networks Corp	104,352
27,031	*	NII Holdings, Inc	82,174
31,665	*	Orbcomm, Inc	335,332
5,431	*	pdvWireless, Inc	116,767
62,235	*	SBA Communications Corp (Class A)	7,157,025
22,538		Shenandoah Telecom Co	925,861
11,251		Spok Holdings, Inc	207,918
368,672	*	Sprint Corp	2,263,646
4,184	*,e	Straight Path Communications, Inc	76,316
42,025		Telephone & Data Systems, Inc	1,323,367
142,646	*	T-Mobile US, Inc	6,610,216
5,233	*	US Cellular Corp	211,675
2,005,975		Verizon Communications, Inc	111,151,075
92,637	*	Vonage Holdings Corp	549,337
53,416	e	Windstream Holdings, Inc	497,303
79,872	*	Zayo Group Holdings, Inc	2,260,378
		TOTAL TELECOMMUNICATION SERVICES	288,211,629

TRANSPORTATION - 2.0%
22,768	*	Air Transport Services Group, Inc	329,681
59,041		Alaska Air Group, Inc	3,968,736
5,886		Allegiant Travel Co	763,826
2,978		Amerco, Inc	1,177,829
282,523		American Airlines Group, Inc	10,029,567
21,971		Arkansas Best Corp	411,077
11,244	*	Atlas Air Worldwide Holdings, Inc	486,078
40,969	*	Avis Budget Group, Inc	1,504,791
10,955		Celadon Group, Inc	90,488
69,608		CH Robinson Worldwide, Inc	4,846,109
14,754	e	Copa Holdings S.A. (Class A)	988,518
6,252		Costamare, Inc	61,207
4,833	*	Covenant Transportation Group, Inc	108,888
474,842		CSX Corp	13,452,274
377,928		Delta Air Lines, Inc	14,644,710
14,127	*	Echo Global Logistics, Inc	349,785
88,745		Expeditors International of Washington, Inc	4,386,665
122,297		FedEx Corp	19,799,884
14,493		Forward Air Corp	670,736
27,627	*	Genesee & Wyoming, Inc (Class A)	1,788,848
25,627	*	Hawaiian Holdings, Inc	1,166,797
21,551	e	Heartland Express, Inc	399,125
35,234	*	Hertz Global Holdings, Inc	1,715,191
16,757	*	Hub Group, Inc (Class A)	686,032
42,690		J.B. Hunt Transport Services, Inc	3,548,820
153,925	*	JetBlue Airways Corp	2,821,445
52,727		Kansas City Southern Industries, Inc	5,067,592
24,855	*	Kirby Corp	1,354,349
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,577		Knight Transportation, Inc	$971,772
20,564		Landstar System, Inc	1,449,556
35,759		Macquarie Infrastructure Co LLC	2,740,927
11,338		Marten Transport Ltd	245,468
21,046		Matson, Inc	786,489
146,116		Norfolk Southern Corp	13,118,294
32,393	*	Old Dominion Freight Line	2,256,496
1,308	*	PAM Transportation Services, Inc	26,199
3,699		Park-Ohio Holdings Corp	110,156
11,295	*	Radiant Logistics, Inc	35,692
14,300	*	Roadrunner Transportation Services Holdings, Inc	108,251
23,958		Ryder System, Inc	1,578,832
12,165	*	Saia, Inc	351,447
24,589		Skywest, Inc	707,426
312,894		Southwest Airlines Co	11,580,207
34,099	*	Spirit Airlines, Inc	1,457,732
38,046	*,e	Swift Transportation Co, Inc	732,386
415,552		Union Pacific Corp	38,667,114
169,647	*	United Continental Holdings, Inc	7,954,748
339,048		United Parcel Service, Inc (Class B)	36,651,089
2,557		Universal Truckload Services, Inc	38,227
4,109	*	USA Truck, Inc	79,222
9,360	*,e	Virgin America, Inc	523,411
21,103		Werner Enterprises, Inc	530,107
27,854	*	Wesco Aircraft Holdings, Inc	357,924
52,276	*,e	XPO Logistics, Inc	1,548,415
14,424	*,e	YRC Worldwide, Inc	171,213
		TOTAL TRANSPORTATION	221,397,848

UTILITIES - 3.5%
322,293		AES Corp	3,980,319
24,148		Allete, Inc	1,541,850
111,204		Alliant Energy Corp	4,475,961
118,765		Ameren Corp	6,228,037
241,199		American Electric Power Co, Inc	16,715,091
18,348		American States Water Co	792,634
90,747		American Water Works Co, Inc	7,493,887
86,937		Aqua America, Inc	3,011,498
3,086		Artesian Resources Corp	105,202
58,875	e	Atlantic Power Corp	148,365
34,381	e	Atlantica Yield plc	692,777
48,215		Atmos Energy Corp	3,847,075
37,967		Avangrid, Inc	1,713,830
28,160		Avista Corp	1,224,960
25,055	e	Black Hills Corp	1,579,718
23,317		California Water Service Group	786,482
174,779	*	Calpine Corp	2,401,463
211,252		Centerpoint Energy, Inc	5,053,148
7,592		Chesapeake Utilities Corp	486,419
135,184		CMS Energy Corp	6,107,613
4,663		Connecticut Water Service, Inc	238,046
150,431		Consolidated Edison, Inc	12,046,514
6,110		Consolidated Water Co, Inc	82,057
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,244		Delta Natural Gas Co, Inc	$85,609
303,716		Dominion Resources, Inc	23,695,922
81,221		DTE Energy Co	7,920,672
338,649		Duke Energy Corp	28,984,968
56,535	*	Dynegy, Inc	855,375
150,642		Edison International	11,656,678
19,551		El Paso Electric Co	932,192
27,444		Empire District Electric Co	925,686
89,705		Entergy Corp	7,301,090
150,976		Eversource Energy	8,830,586
445,571		Exelon Corp	16,610,887
208,116		FirstEnergy Corp	7,267,411
5,556		Genie Energy Ltd	35,670
87,929		Great Plains Energy, Inc	2,618,526
58,319	*	Hawaiian Electric Industries, Inc	1,810,805
24,505		Idacorp, Inc	1,981,229
79,560		ITC Holdings Corp	3,679,650
88,204		MDU Resources Group, Inc	2,121,306
29,738		MGE Energy, Inc	1,669,789
7,604		Middlesex Water Co	314,121
34,836		National Fuel Gas Co	1,968,582
38,468		New Jersey Resources Corp	1,432,548
224,961		NextEra Energy, Inc	28,860,247
141,725		NiSource, Inc	3,636,663
13,264		Northwest Natural Gas Co	861,364
23,579		NorthWestern Corp	1,432,188
154,138		NRG Energy, Inc	2,133,270
21,926		NRG Yield, Inc (Class A)	376,689
33,550	e	NRG Yield, Inc (Class C)	601,887
97,413		OGE Energy Corp	3,133,776
25,269		ONE Gas, Inc	1,641,474
18,855		Ormat Technologies, Inc	860,542
18,362		Otter Tail Corp	639,916
33,623	e	Pattern Energy Group, Inc	819,393
243,276		PG&E Corp	15,555,067
39,567		Piedmont Natural Gas Co, Inc	2,366,107
58,352		Pinnacle West Capital Corp	4,602,222
37,981		PNM Resources, Inc	1,305,027
43,373		Portland General Electric Co	1,894,099
332,183		PPL Corp	12,526,621
247,773		Public Service Enterprise Group, Inc	11,400,036
85,675		Questar Corp	2,156,440
63,716		SCANA Corp	4,774,877
124,753		Sempra Energy	13,957,366
8,058		SJW Corp	341,337
32,956		South Jersey Industries, Inc	1,050,637
460,700		Southern Co	24,647,450
18,799		Southwest Gas Corp	1,456,922
2,378	e	Spark Energy, Inc	58,951
17,761		Spire, Inc	1,232,613
43,911	*	Talen Energy Corp	597,190
43,322	e	TerraForm Global, Inc	150,761
43,606	e	TerraForm Power, Inc	512,807
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

95,075		UGI Corp	$4,303,094
8,987		Unitil Corp	393,091
33,919		Vectren Corp	1,754,630
10,796	*,e	Vivint Solar, Inc	32,604
150,022		WEC Energy Group, Inc	9,737,928
69,201		Westar Energy, Inc	3,845,500
22,771		WGL Holdings, Inc	1,611,959
237,049		Xcel Energy, Inc	10,425,415
5,212		York Water Co	163,865
		TOTAL UTILITIES	391,304,273

		TOTAL COMMON STOCKS	11,205,101,716
		(Cost $7,537,811,950)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
874	e	Asterias Biotherapeutics, Inc	201
1,296	m	Forest Laboratories, Inc CVR	1,231
1,988	m	Omthera Pharmaceuticals, Inc	1,193
12,340	e,m	Trius Therapeutics, Inc	1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,229

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc	49,856
		TOTAL TELECOMMUNICATION SERVICES	49,856

		TOTAL RIGHTS / WARRANTS	54,085
		(Cost $50,442)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.2%
$21,900,000		Federal Home Loan Bank (FHLB)	0.090%	08/01/16	21,900,000
		TOTAL GOVERNMENT AGENCY DEBT			21,900,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
301,860,805	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			301,860,805
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			301,860,805

		TOTAL SHORT-TERM INVESTMENTS			323,760,805
		(Cost $323,760,805)
186

TIAA-CREF FUNDS - Equity Index Fund

COMPANY	VALUE

TOTAL INVESTMENTS - 102.8%	$11,528,916,606
(Cost $7,861,623,197)
OTHER ASSETS & LIABILITIES, NET - (2.8)%	(317,986,674)
NET ASSETS - 100.0%	$11,210,929,932

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $296,077,687.
m	Indicates a security that has been deemed illiquid.
187

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.8%
8,618		BorgWarner, Inc	$285,945
76,850		Delphi Automotive plc	5,211,967
50,938		Gentex Corp	900,075
50,495	e	Harley-Davidson, Inc	2,672,195
53,972		Johnson Controls, Inc	2,478,394
17,041		Lear Corp	1,933,302
33,342	*,e	Tesla Motors, Inc	7,828,368
13,421		Thor Industries, Inc	1,027,243
9,498		Visteon Corp	665,715
		TOTAL AUTOMOBILES & COMPONENTS	23,003,204

BANKS - 0.2%
60,889		Citizens Financial Group, Inc	1,359,651
32,625		First Republic Bank	2,338,234
9,107	*	Signature Bank	1,095,025
10,866	*	SVB Financial Group	1,091,164
14,662	*	Western Alliance Bancorp	498,948
		TOTAL BANKS	6,383,022

CAPITAL GOODS - 7.3%
168,357		3M Co	30,028,154
21,111		A.O. Smith Corp	1,961,001
12,298		Acuity Brands, Inc	3,227,364
14,051		Air Lease Corp	404,809
26,739		Allegion plc	1,935,636
12,822		Ametek, Inc	603,019
31,615		BE Aerospace, Inc	1,512,304
169,908		Boeing Co	22,709,903
25,946		BWX Technologies, Inc	955,072
5,221		Carlisle Cos, Inc	539,277
47,080		Danaher Corp	3,834,195
21,344	e	Deere & Co	1,658,642
32,603		Donaldson Co, Inc	1,177,946
28,988		Emerson Electric Co	1,620,429
80,275		Fastenal Co	3,431,756
21,999		Flowserve Corp	1,052,652
22,311	*	Fortive Corp	1,075,613
43,550		Fortune Brands Home & Security, Inc	2,755,409
27,738		General Dynamics Corp	4,074,435
500,949		General Electric Co	15,599,552
15,383		Graco, Inc	1,138,496
56,005	*	HD Supply Holdings, Inc	2,026,821
5,409		HEICO Corp	375,980
10,633		HEICO Corp (Class A)	613,205
1,377	*	Herc Holdings, Inc	48,677
188

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,048		Hexcel Corp	$1,124,492
215,584		Honeywell International, Inc	25,078,887
10,542		Hubbell, Inc	1,136,744
11,788		Huntington Ingalls	2,034,373
19,720		IDEX Corp	1,770,659
82,879		Illinois Tool Works, Inc	9,564,237
35,903		Ingersoll-Rand plc	2,378,933
10,534		Lennox International, Inc	1,651,731
11,185		Lincoln Electric Holdings, Inc	694,141
74,330		Lockheed Martin Corp	18,785,421
17,105	*	Manitowoc Foodservice, Inc	313,706
60,559		Masco Corp	2,209,192
16,338	*	Middleby Corp	1,966,768
5,500		MSC Industrial Direct Co (Class A)	395,065
15,902		Nordson Corp	1,403,988
48,035		Northrop Grumman Corp	10,405,822
8,989		Paccar, Inc	530,081
10,927	*	Quanta Services, Inc	279,731
31,680		Raytheon Co	4,420,310
29,164		Rockwell Automation, Inc	3,336,362
36,687		Rockwell Collins, Inc	3,104,454
13,943		Roper Industries, Inc	2,375,330
12,032		Snap-On, Inc	1,891,069
19,382	*	Spirit Aerosystems Holdings, Inc (Class A)	840,791
4,264		Stanley Works	518,929
23,363		Textron, Inc	911,157
14,865		Toro Co	1,366,837
14,602	*	TransDigm Group, Inc	4,081,551
21,611	*	United Rentals, Inc	1,721,748
4,943		Valmont Industries, Inc	647,286
16,182	e	W.W. Grainger, Inc	3,541,431
14,993	*	WABCO Holdings, Inc	1,503,348
7,229		Watsco, Inc	1,041,265
23,977		Westinghouse Air Brake Technologies Corp	1,642,425
25,954		Xylem, Inc	1,240,861
		TOTAL CAPITAL GOODS	220,269,472

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
24,048		Cintas Corp	2,579,629
1,602	*	Clean Harbors, Inc	82,375
28,573	*	Copart, Inc	1,441,222
32,114		Covanta Holding Corp	514,466
3,677		Dun & Bradstreet Corp	475,252
33,038		Equifax, Inc	4,376,214
38,351		KAR Auction Services, Inc	1,640,272
82,840		Nielsen NV	4,461,762
55,651		Pitney Bowes, Inc	1,074,621
39,053		R.R. Donnelley & Sons Co	699,830
35,489		Robert Half International, Inc	1,296,768
30,305		Rollins, Inc	853,995
23,363	*	Stericycle, Inc	2,108,978
14,718	*	TransUnion	481,573
11,866		Tyco International plc	540,734
189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

42,816	*	Verisk Analytics, Inc	$3,651,349
103,419		Waste Management, Inc	6,838,064
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,117,104

CONSUMER DURABLES & APPAREL - 2.4%
20,529		Brunswick Corp	1,018,649
3,681		CalAtlantic Group, Inc	133,289
14,881		Carter’s, Inc	1,506,701
14,575		Coach, Inc	628,328
51,596		DR Horton, Inc	1,696,477
106,985		Hanesbrands, Inc	2,852,220
9,089		Harman International Industries, Inc	751,115
31,303		Hasbro, Inc	2,542,743
37,114	*	Kate Spade & Co	805,003
37,249		Leggett & Platt, Inc	1,958,180
1,384		Lennar Corp (B Shares)	51,955
26,298		Lennar Corp (Class A)	1,230,746
27,213	*	Lululemon Athletica, Inc	2,113,089
97,563		Mattel, Inc	3,256,653
48,714	*	Michael Kors Holdings Ltd	2,519,488
13,843	*	Mohawk Industries, Inc	2,892,356
124,860		Newell Brands, Inc	6,550,156
379,759		Nike, Inc (Class B)	21,076,625
984	*	NVR, Inc	1,677,720
18,057	e	Polaris Industries, Inc	1,783,129
11,233		Pool Corp	1,148,911
28,514		Pulte Homes, Inc	603,927
1,104		Ralph Lauren Corp	108,291
37,118	*	Skechers U.S.A., Inc (Class A)	891,574
15,542	*,e	Tempur-Pedic International, Inc	1,175,441
21,647	*	Toll Brothers, Inc	606,333
13,998		Tupperware Brands Corp	877,395
51,637	*	Under Armour, Inc	1,843,441
51,967	*,e	Under Armour, Inc (Class A)	2,050,618
94,962		VF Corp	5,928,478
2,939	*	Vista Outdoor, Inc	147,097
2,023		Whirlpool Corp	389,144
		TOTAL CONSUMER DURABLES & APPAREL	72,815,272

CONSUMER SERVICES - 3.3%
29,146		ARAMARK Holdings Corp	1,044,884
18,583		Brinker International, Inc	876,003
8,321	*	Chipotle Mexican Grill, Inc (Class A)	3,528,021
6,323		Choice Hotels International, Inc	305,338
34,158		Darden Restaurants, Inc	2,102,766
13,845		Domino’s Pizza, Inc	2,039,368
25,627		Dunkin Brands Group, Inc	1,161,159
3,881		Extended Stay America, Inc	54,955
129,182		Hilton Worldwide Holdings, Inc	2,995,730
393	*,e	Hyatt Hotels Corp	19,823
102,792		Las Vegas Sands Corp	5,206,415
46,913		Marriott International, Inc (Class A)	3,363,662
248,869		McDonald’s Corp	29,279,438
190

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,849	*	MGM Resorts International	$284,139
4,126	*	Norwegian Cruise Line Holdings Ltd	175,768
6,930	*	Panera Bread Co (Class A)	1,519,888
52,965		Service Corp International	1,468,190
37,752	*	ServiceMaster Global Holdings, Inc	1,428,158
19,906		Six Flags Entertainment Corp	1,122,499
404,360		Starbucks Corp	23,473,098
29,587		Starwood Hotels & Resorts Worldwide, Inc	2,309,561
10,037		Vail Resorts, Inc	1,435,994
33,331		Wendy’s	321,977
30,467		Wyndham Worldwide Corp	2,163,766
21,181	e	Wynn Resorts Ltd	2,074,679
109,780		Yum! Brands, Inc	9,816,528
		TOTAL CONSUMER SERVICES	99,571,807

DIVERSIFIED FINANCIALS - 2.0%
13,570	*	Affiliated Managers Group, Inc	1,991,805
14,174		Ameriprise Financial, Inc	1,358,436
9,235		Artisan Partners Asset Management, Inc	258,211
24,715		CBOE Holdings, Inc	1,700,392
261,570		Charles Schwab Corp	7,433,819
2,259	*,e	Credit Acceptance Corp	408,134
37,560		Discover Financial Services	2,134,910
30,593		Eaton Vance Corp	1,156,721
11,847		Factset Research Systems, Inc	2,037,210
28,315		Federated Investors, Inc (Class B)	893,905
2,018		Interactive Brokers Group, Inc (Class A)	70,307
15,601		IntercontinentalExchange Group, Inc	4,121,784
22,390		Invesco Ltd	653,340
86,532	e	iShares Russell 1000 Growth Index Fund	9,061,631
4,842		Lazard Ltd (Class A)	173,053
4,587	e	LPL Financial Holdings, Inc	123,620
10,211		MarketAxess Holdings, Inc	1,650,710
42,269		Moody’s Corp	4,480,937
6,753		Morningstar, Inc	571,169
25,763		MSCI, Inc (Class A)	2,216,648
54,902		NorthStar Asset Management Group, Inc	651,138
74,976		S&P Global, Inc	9,162,067
36,283		SEI Investments Co	1,632,735
51,724		T Rowe Price Group, Inc	3,656,370
61,728		TD Ameritrade Holding Corp	1,874,062
		TOTAL DIVERSIFIED FINANCIALS	59,473,114

ENERGY - 0.6%
74,596		Apache Corp	3,916,290
91,599		Cabot Oil & Gas Corp	2,259,747
23,645	*,e	Chesapeake Energy Corp	128,156
4,131		Cimarex Energy Co	495,803
11,703	*,e	Continental Resources, Inc	515,517
14,092	*	Devon Energy Corp	539,442
4,835	*	Diamondback Energy, Inc	424,465
17,182		EOG Resources, Inc	1,403,769
5,891	*	Memorial Resource Development Corp	88,247
191

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,085	*	Newfield Exploration Co	$609,880
60,074		Oneok, Inc	2,690,714
4,325	*	Parsley Energy, Inc	123,306
133,008	*,e	Southwestern Energy Co	1,939,257
30,060		Spectra Energy Corp	1,081,258
33,137		Williams Cos, Inc	794,294
		TOTAL ENERGY	17,010,145

FOOD & STAPLES RETAILING - 2.4%
10,833		Casey’s General Stores, Inc	1,446,639
124,421		Costco Wholesale Corp	20,805,679
289,422		CVS Health Corp	26,835,208
269,095		Kroger Co	9,200,358
291,860	*	Rite Aid Corp	2,043,020
38,874	*,e	Sprouts Farmers Market, Inc	899,156
147,594		Sysco Corp	7,643,893
12,384	*	US Foods Holding Corp	299,197
50,432		Walgreens Boots Alliance, Inc	3,996,736
15,068		Whole Foods Market, Inc	459,273
		TOTAL FOOD & STAPLES RETAILING	73,629,159

FOOD, BEVERAGE & TOBACCO - 6.5%
555,964		Altria Group, Inc	37,638,763
16,566	*	Blue Buffalo Pet Products, Inc	425,415
7,147	e	Brown-Forman Corp	755,152
26,223		Brown-Forman Corp (Class B)	2,574,836
52,152		Campbell Soup Co	3,247,505
833,130		Coca-Cola Co	36,349,462
96,285		ConAgra Foods, Inc	4,502,287
47,107		Constellation Brands, Inc (Class A)	7,755,225
51,690		Dr Pepper Snapple Group, Inc	5,091,982
43,104		Flowers Foods, Inc	792,683
169,050		General Mills, Inc	12,153,005
21,903	*	Hain Celestial Group, Inc	1,156,259
39,836		Hershey Co	4,412,235
66,754		Hormel Foods Corp	2,493,262
14,113		Ingredion, Inc	1,880,416
63,962		Kellogg Co	5,290,297
22,026		Kraft Heinz Co	1,902,826
32,914		McCormick & Co, Inc	3,365,457
18,768		Mead Johnson Nutrition Co	1,674,106
42,238	*	Monster Beverage Corp	6,784,690
359,183		PepsiCo, Inc	39,122,212
46,925		Philip Morris International, Inc	4,704,701
6,195	e	Pilgrim’s Pride Corp	144,034
11,193	*	Post Holdings, Inc	970,097
145,287		Reynolds American, Inc	7,273,067
4,797	*	TreeHouse Foods, Inc	495,002
39,075		Tyson Foods, Inc (Class A)	2,875,920
49,143	*	WhiteWave Foods Co (Class A)	2,726,945
		TOTAL FOOD, BEVERAGE & TOBACCO	198,557,841

192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
11,509	*	Abiomed, Inc	$1,357,717
7,006	*,e	Acadia Healthcare Co, Inc	395,839
32,868		Aetna Inc	3,786,722
5,043	*	Alere, Inc	189,112
20,442	*	Align Technology, Inc	1,822,404
50,312		AmerisourceBergen Corp	4,286,079
8,401	*	Amsurg Corp	630,159
20,701		Anthem, Inc	2,718,869
10,857	*,e	athenahealth, Inc	1,387,416
21,255		Bard (C.R.), Inc	4,755,381
15,942		Baxter International, Inc	765,535
58,389		Becton Dickinson & Co	10,276,464
385,599	*	Boston Scientific Corp	9,362,344
83,990		Cardinal Health, Inc	7,021,564
34,258	*	Centene Corp	2,416,902
84,996	*	Cerner Corp	5,302,900
24,748		Cigna Corp	3,191,502
11,059		Cooper Cos, Inc	2,017,936
18,352	*	DaVita, Inc	1,423,014
22,900	*	DexCom, Inc	2,112,067
59,719	*	Edwards Lifesciences Corp	6,839,020
43,242	*	Envision Healthcare Holdings, Inc	1,063,321
158,317	*	Express Scripts Holding Co	12,043,174
60,288	*	HCA Holdings, Inc	4,650,013
23,821	*	Henry Schein, Inc	4,311,125
17,057		Hill-Rom Holdings, Inc	911,356
76,813	*	Hologic, Inc	2,956,532
39,864		Humana, Inc	6,878,533
24,738	*	Idexx Laboratories, Inc	2,320,177
42,083	*	IMS Health Holdings, Inc	1,263,332
16,479	*,e	Inovalon Holdings, Inc	306,839
10,839	*	Intuitive Surgical, Inc	7,541,343
13,719	*	Laboratory Corp of America Holdings	1,914,624
63,887		McKesson Corp	12,429,855
17,951	*	MEDNAX, Inc	1,237,003
23,324		Patterson Cos, Inc	1,151,273
3,899	*	Premier, Inc	127,497
38,825		Resmed, Inc	2,674,266
54,629		St. Jude Medical, Inc	4,536,392
95,324		Stryker Corp	11,084,275
2,242		Teleflex, Inc	404,255
23,858	*	Tenet Healthcare Corp	730,293
266,385		UnitedHealth Group, Inc	38,146,332
5,892		Universal Health Services, Inc (Class B)	763,191
28,528	*	Varian Medical Systems, Inc	2,702,743
21,661	*	VCA Antech, Inc	1,545,296
26,776	*	Veeva Systems, Inc	1,017,220
11,357	*	WellCare Health Plans, Inc	1,212,928
20,000		West Pharmaceutical Services, Inc	1,605,600
27,341		Zimmer Holdings, Inc	3,585,499
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	203,173,233
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
35,758		Church & Dwight Co, Inc	$3,512,866
30,763		Clorox Co	4,032,106
43,533		Colgate-Palmolive Co	3,240,161
7,593	e	Coty, Inc	204,024
5,324		Energizer Holdings, Inc	274,346
61,321		Estee Lauder Cos (Class A)	5,696,721
21,145	*,e	Herbalife Ltd	1,438,072
87,824		Kimberly-Clark Corp	11,377,599
4,381		Nu Skin Enterprises, Inc (Class A)	233,945
7,323	e	Spectrum Brands, Inc	942,983
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,952,823

INSURANCE - 0.7%
1,064		Amtrust Financial Services, Inc	25,398
75,259		Aon plc	8,057,981
33,460		Arthur J. Gallagher & Co	1,645,898
5,867		Brown & Brown, Inc	215,084
6,345		Erie Indemnity Co (Class A)	619,843
15,110		Lincoln National Corp	659,854
145,575		Marsh & McLennan Cos, Inc	9,571,556
17,326		Progressive Corp	563,268
25,638		XL Group Ltd	887,331
		TOTAL INSURANCE	22,246,213

MATERIALS - 3.5%
47,586		Air Products & Chemicals, Inc	7,110,300
4,396		Aptargroup, Inc	343,679
24,138		Avery Dennison Corp	1,880,109
45,841	*	Axalta Coating Systems Ltd	1,308,761
47,482		Ball Corp	3,355,553
3,833		Bemis Co, Inc	195,636
35,470	*	Berry Plastics Group, Inc	1,454,270
3,747		Celanese Corp (Series A)	237,635
37,518	*	Crown Holdings, Inc	1,987,328
13,114		Eagle Materials, Inc	1,100,920
73,785		Ecolab, Inc	8,734,668
249,281		EI du Pont de Nemours & Co	17,242,767
30,015		FMC Corp	1,426,913
80,025		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,037,124
59,976		Graphic Packaging Holding Co	818,073
22,237		International Flavors & Fragrances, Inc	2,963,080
43,657		LyondellBasell Industries AF S.C.A	3,285,626
16,340		Martin Marietta Materials, Inc	3,311,301
80,228		Monsanto Co	8,565,944
1,947		NewMarket Corp	833,199
47,074	*	Owens-Illinois, Inc	884,520
26,032		Packaging Corp of America	1,944,330
75,128		PPG Industries, Inc	7,866,653
72,322		Praxair, Inc	8,428,406
1,687		Royal Gold, Inc	142,619
36,294		RPM International, Inc	1,969,312
11,597		Scotts Miracle-Gro Co (Class A)	855,279
54,760		Sealed Air Corp	2,583,577
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,122		Sherwin-Williams Co	$6,930,357
11,356		Silgan Holdings, Inc	563,031
10,359	e	Southern Copper Corp (NY)	269,230
9,723		Steel Dynamics, Inc	260,771
21,855		Valspar Corp	2,326,902
35,017		Vulcan Materials Co	4,341,408
11,028		WR Grace & Co	825,666
		TOTAL MATERIALS	107,384,947

MEDIA - 5.0%
16,168	*	AMC Networks, Inc	895,060
1,304		Cable One, Inc	683,140
114,348		CBS Corp (Class B)	5,971,253
56,986	*	Charter Communications, Inc	13,384,302
29,542		Cinemark Holdings, Inc	1,110,779
6,212		Clear Channel Outdoor Holdings, Inc (Class A)	43,422
632,743		Comcast Corp (Class A)	42,551,967
38,779	*	Discovery Communications, Inc (Class A)	972,965
62,053	*	Discovery Communications, Inc (Class C)	1,522,781
47,199	*	DISH Network Corp (Class A)	2,521,371
111,917		Interpublic Group of Cos, Inc	2,580,806
16,879	e	Lions Gate Entertainment Corp	337,411
21,019	*	Live Nation, Inc	576,341
545	*	Madison Square Garden Co	99,621
68,517		Omnicom Group, Inc	5,638,264
6,357	e	Regal Entertainment Group (Class A)	149,517
23,037		Scripps Networks Interactive (Class A)	1,521,824
510,805	*,e	Sirius XM Holdings, Inc	2,242,434
26,628	*	Starz-Liberty Capital	804,964
147,801		Time Warner, Inc	11,328,947
1,669		Tribune Co	61,836
239,308		Twenty-First Century Fox, Inc	6,375,165
107,445		Twenty-First Century Fox, Inc (Class B)	2,904,238
2,460		Viacom, Inc	122,114
85,972		Viacom, Inc (Class B)	3,909,147
463,592		Walt Disney Co	44,481,652
		TOTAL MEDIA	152,791,321

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
460,295		AbbVie, Inc	30,485,338
26,418	*,e	Acadia Pharmaceuticals, Inc	978,523
22,752		Agilent Technologies, Inc	1,094,599
8,699	*,e	Agios Pharmaceuticals, Inc	393,456
23,360	*	Akorn, Inc	799,613
61,349	*	Alexion Pharmaceuticals, Inc	7,889,481
42,706	*	Alkermes plc	2,131,029
66,486	*	Allergan plc	16,817,634
18,111	*,e	Alnylam Pharmaceuticals, Inc	1,232,997
214,579		Amgen, Inc	36,914,025
62,451	*	Biogen Idec, Inc	18,106,418
45,872	*	BioMarin Pharmaceutical, Inc	4,560,594
11,028		Bio-Techne Corp	1,239,768
477,448		Bristol-Myers Squibb Co	35,717,885
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

29,554		Bruker BioSciences Corp	$736,486
219,488	*	Celgene Corp	24,624,359
12,994	*	Charles River Laboratories International, Inc	1,142,562
276,891		Eli Lilly & Co	22,951,495
377,097		Gilead Sciences, Inc	29,967,899
41,347	*	Illumina, Inc	6,878,073
46,089	*	Incyte Corp	4,157,689
4,783	*,e	Intercept Pharmaceuticals, Inc	827,603
15,373	*,e	Intrexon Corp	389,398
34,060	*,e	Ionis Pharmaceuticals, Inc	994,211
136,570		Johnson & Johnson	17,102,661
15,743	*,e	Juno Therapeutics, Inc	486,931
45,022	*	Medivation, Inc	2,880,958
7,766	*	Mettler-Toledo International, Inc	3,193,457
34,694	*	Mylan NV	1,623,332
23,917	*	Neurocrine Biosciences, Inc	1,201,351
81,841	*,e	Opko Health, Inc	814,318
6,344		PerkinElmer, Inc	361,100
120,975		Pfizer, Inc	4,462,768
16,359	*	Quintiles Transnational Holdings, Inc	1,270,113
22,060	*	Regeneron Pharmaceuticals, Inc	9,378,147
27,067	*,e	Seattle Genetics, Inc	1,300,840
50,566		Thermo Electron Corp	8,031,903
3,410	*	United Therapeutics Corp	412,644
69,470	*	Vertex Pharmaceuticals, Inc	6,738,590
2,278	*	VWR Corp	71,347
22,605	*	Waters Corp	3,592,613
129,501		Zoetis Inc	6,535,915
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	320,490,123

REAL ESTATE - 3.0%
1,159		Alexandria Real Estate Equities, Inc	130,156
120,827		American Tower Corp	13,988,142
8,660		Boston Properties, Inc	1,230,846
2,285		Care Capital Properties, Inc	67,590
86,038	*	CBRE Group, Inc	2,447,781
84,336		Crown Castle International Corp	8,183,122
33,591		CubeSmart	997,989
17,276		CyrusOne, Inc	947,070
30,260		Digital Realty Trust, Inc	3,160,960
15,533		Empire State Realty Trust, Inc	326,038
19,310		Equinix, Inc	7,200,120
22,201		Equity Lifestyle Properties, Inc	1,825,810
7,138		Essex Property Trust, Inc	1,669,435
33,577		Extra Space Storage, Inc	2,888,293
19,688		Federal Realty Investment Trust	3,341,054
51,983		Gaming and Leisure Properties, Inc	1,862,551
27,716		Healthcare Trust of America, Inc	943,730
72,558		Iron Mountain, Inc	2,990,115
22,830		Lamar Advertising Co	1,549,244
19,227		Omega Healthcare Investors, Inc	663,331
6,231		Outfront Media, Inc	144,995
42,520		Public Storage, Inc	10,158,878
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,466		Regency Centers Corp	$549,157
14,356		Senior Housing Properties Trust	318,847
79,369		Simon Property Group, Inc	18,019,938
8,340		Sovran Self Storage, Inc	853,766
24,961		Tanger Factory Outlet Centers, Inc	1,041,872
7,204		Taubman Centers, Inc	582,948
29,600		Ventas, Inc	2,254,336
		TOTAL REAL ESTATE	90,338,114

RETAILING - 9.2%
19,733		Advance Auto Parts, Inc	3,351,847
110,695	*	Amazon.com, Inc	83,996,473
7,300	*	Autonation, Inc	389,455
8,239	*	AutoZone, Inc	6,706,299
4,363	*	Bed Bath & Beyond, Inc	196,117
11,746	*	Burlington Stores, Inc	898,686
1,769	*	Cabela’s, Inc	91,334
54,279	*,e	Carmax, Inc	3,162,295
19,056		Dick’s Sporting Goods, Inc	977,382
80,534		Dollar General Corp	7,629,791
64,134	*	Dollar Tree, Inc	6,175,463
34,537		Expedia, Inc	4,028,741
33,449		Foot Locker, Inc	1,994,229
4,555	e	Gap, Inc	117,473
38,614		Genuine Parts Co	3,947,895
102,286	*	Groupon, Inc	493,019
355,432		Home Depot, Inc	49,134,920
12,810		L Brands, Inc	946,659
68,077	*	Liberty Interactive Corp	1,825,144
7,029	*	Liberty Ventures	265,064
87,042	*	LKQ Corp	2,993,374
254,393		Lowe’s Companies, Inc	20,931,456
19,872	*	Michaels Cos, Inc	523,826
6,268	*	Murphy USA, Inc	480,380
116,152	*	NetFlix, Inc	10,598,870
34,311	e	Nordstrom, Inc	1,517,576
27,283	*	O’Reilly Automotive, Inc	7,929,258
14,078	*	Priceline.com, Inc	19,016,703
113,114		Ross Stores, Inc	6,993,839
45,528	*	Sally Beauty Holdings, Inc	1,335,336
20,119		Signet Jewelers Ltd	1,768,661
17,690		Target Corp	1,332,588
187,188		TJX Companies, Inc	15,297,003
37,190		Tractor Supply Co	3,408,464
31,757	*	TripAdvisor, Inc	2,222,037
16,494	*	Ulta Salon Cosmetics & Fragrance, Inc	4,308,398
19,328	*	Urban Outfitters, Inc	577,907
26,559		Williams-Sonoma, Inc	1,436,311
		TOTAL RETAILING	279,000,273

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
220,515		Applied Materials, Inc	5,797,339
107,271		Broadcom Ltd	17,375,757
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,102	*,e	Cree, Inc	$288,917
124,279		Intel Corp	4,332,366
44,205		Kla-Tencor Corp	3,346,761
35,809		Lam Research Corp	3,214,574
32,792		Linear Technology Corp	1,967,192
78,837		Maxim Integrated Products, Inc	3,214,973
58,693	e	Microchip Technology, Inc	3,265,679
145,636		Nvidia Corp	8,315,816
11,541	*	ON Semiconductor Corp	115,756
3,757	*	Qorvo, Inc	237,555
87,207		Qualcomm, Inc	5,457,414
49,272		Skyworks Solutions, Inc	3,252,937
286,034		Texas Instruments, Inc	19,950,871
22,427		Xilinx, Inc	1,145,571
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	81,279,478

SOFTWARE & SERVICES - 21.6%
178,646		Accenture plc	20,153,055
157,788		Activision Blizzard, Inc	6,336,766
140,200	*	Adobe Systems, Inc	13,719,972
42,715	*	Akamai Technologies, Inc	2,158,389
16,315	*	Alliance Data Systems Corp	3,778,880
83,688	*	Alphabet, Inc (Class A)	66,225,662
84,584	*	Alphabet, Inc (Class C)	65,027,333
7,937	*	Ansys, Inc	709,250
7,275	*	Atlassian Corp plc	218,032
48,303	*	Autodesk, Inc	2,871,613
131,265		Automatic Data Processing, Inc	11,676,022
6,265	*,e	Black Knight Financial Services, Inc	243,395
29,801		Booz Allen Hamilton Holding Co	920,255
32,798		Broadridge Financial Solutions, Inc	2,219,769
83,363	*	Cadence Design Systems, Inc	2,004,880
43,300		CDK Global, Inc	2,502,307
43,268	*	Citrix Systems, Inc	3,856,477
170,997	*	Cognizant Technology Solutions Corp (Class A)	9,830,618
1,406	*,e	CommerceHub, Inc	19,681
703	*,e	CommerceHub, Inc (Series A)	9,911
8,902	*	CoStar Group, Inc	1,850,726
45,602		CSRA, Inc	1,227,606
9,138		DST Systems, Inc	1,126,990
305,608	*	eBay, Inc	9,522,745
82,288	*	Electronic Arts, Inc	6,280,220
13,810	*	Euronet Worldwide, Inc	1,053,151
638,816	*	Facebook, Inc	79,174,855
51,517		Fidelity National Information Services, Inc	4,097,147
10,394	*,e	FireEye, Inc	181,063
14,484	*	First American Corp	583,415
94,649	*	First Data Corp	1,173,648
64,421	*	Fiserv, Inc	7,109,502
25,539	*	FleetCor Technologies, Inc	3,873,755
43,381	*	Fortinet, Inc	1,504,887
22,266	*	Gartner, Inc	2,232,166
41,751	*	Genpact Ltd	1,117,674
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

43,376		Global Payments, Inc	$3,238,452
15,292	*,e	GoDaddy, Inc	457,537
20,136	*	Guidewire Software, Inc	1,237,760
15,365		IAC/InterActiveCorp	890,555
172,376		International Business Machines Corp	27,687,033
69,869		Intuit, Inc	7,754,760
23,927		Jack Henry & Associates, Inc	2,135,485
33,432	*	LinkedIn Corp	6,443,349
19,960	*	Manhattan Associates, Inc	1,158,678
274,165		MasterCard, Inc (Class A)	26,111,475
8,101	*,e	Match Group, Inc	127,591
2,155,591		Microsoft Corp	122,178,898
11,071	*,e	NetSuite, Inc	1,205,078
45,467	*	Nuance Communications, Inc	730,655
84,719		Oracle Corp	3,476,868
53,431	*,e	Pandora Media, Inc	726,662
93,342		Paychex, Inc	5,533,314
321,868	*	PayPal Holdings, Inc	11,986,364
14,741	*	PTC, Inc	585,660
29,754	*	Rackspace Hosting, Inc	697,136
52,271	*	Red Hat, Inc	3,935,484
57,732		Sabre Corp	1,682,888
181,294	*	Salesforce.com, Inc	14,829,849
44,575	*	ServiceNow, Inc	3,339,559
36,481	*	Splunk, Inc	2,281,522
14,487	*	Square, Inc	145,884
43,078		SS&C Technologies Holdings, Inc	1,387,973
22,640		Symantec Corp	462,535
3,986	*	Synopsys, Inc	215,882
16,011	*	Tableau Software, Inc	904,782
35,522	*	Teradata Corp	1,008,114
46,299		Total System Services, Inc	2,357,545
158,489	*,e	Twitter, Inc	2,637,257
9,156	*	Tyler Technologies, Inc	1,492,611
7,674	*	Ultimate Software Group, Inc	1,604,633
43,157	*	Vantiv, Inc	2,363,709
27,385	*,e	VeriSign, Inc	2,371,815
543,751		Visa, Inc (Class A)	42,439,766
7,485	*,e	VMware, Inc (Class A)	546,255
145,982		Western Union Co	2,919,640
10,866	*	WEX, Inc	1,017,927
33,361	*	Workday, Inc	2,780,306
16,126	*	Yelp, Inc	518,773
10,808	*	Zillow Group, Inc	425,943
19,611	*,e	Zillow Group, Inc (Class C)	769,732
		TOTAL SOFTWARE & SERVICES	655,395,511

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
85,217		Amphenol Corp (Class A)	5,072,116
1,429,874	d	Apple, Inc	149,007,169
11,179	*,e	Arista Networks, Inc	796,727
13,349	*	ARRIS International plc	363,627
47,777		CDW Corp	2,051,067
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,248		Cognex Corp	$1,050,112
35,635	*	CommScope Holding Co, Inc	1,067,268
56,826		EMC Corp	1,607,039
18,688	*	F5 Networks, Inc	2,306,473
11,404		FEI Co	1,213,614
31,497	*,e	Fitbit, Inc	430,249
8,260	*	IPG Photonics Corp	696,235
7,657		Motorola, Inc	531,243
26,793		National Instruments Corp	768,423
33,612	*	NCR Corp	1,108,188
24,997	*	Palo Alto Networks, Inc	3,271,857
55,429	*	Trimble Navigation Ltd	1,465,543
32,825	*	VeriFone Systems, Inc	628,927
11,871	*	Zebra Technologies Corp (Class A)	629,282
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	174,065,159

TELECOMMUNICATION SERVICES - 1.3%
22,100	*	SBA Communications Corp (Class A)	2,541,500
50,007	*	T-Mobile US, Inc	2,317,325
581,971		Verizon Communications, Inc	32,247,013
45,527	*	Zayo Group Holdings, Inc	1,288,414
		TOTAL TELECOMMUNICATION SERVICES	38,394,252

TRANSPORTATION - 2.0%
28,046		Alaska Air Group, Inc	1,885,252
1,058		Amerco, Inc	418,450
24,651	*	Avis Budget Group, Inc	905,431
40,819		CH Robinson Worldwide, Inc	2,841,819
170,584		Delta Air Lines, Inc	6,610,130
36,391		Expeditors International of Washington, Inc	1,798,807
70,692		FedEx Corp	11,445,035
4,131	*	Hertz Global Holdings, Inc	201,097
25,292		J.B. Hunt Transport Services, Inc	2,102,524
6,735	*	JetBlue Airways Corp	123,453
14,002		Landstar System, Inc	987,001
11,967	*	Old Dominion Freight Line	833,621
180,939		Southwest Airlines Co	6,696,552
38,246		Union Pacific Corp	3,558,790
196,802		United Parcel Service, Inc (Class B)	21,274,296
		TOTAL TRANSPORTATION	61,682,258

UTILITIES - 0.1%
10,125		Dominion Resources, Inc	789,952
20,738		ITC Holdings Corp	959,133
1,693		Piedmont Natural Gas Co, Inc	101,240
		TOTAL UTILITIES	1,850,325

		TOTAL COMMON STOCKS	3,022,874,170
		(Cost $2,226,004,671)
200

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0.6%
$16,600,000	d	Federal Home Loan Bank (FHLB)	0.090%	08/01/16	$16,600,000
		TOTAL GOVERNMENT AGENCY DEBT			16,600,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
58,773,674	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			58,773,674
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			58,773,674

		TOTAL SHORT-TERM INVESTMENTS			75,373,674
		(Cost $75,373,674)
		TOTAL INVESTMENTS - 102.2%			3,098,247,844
		(Cost $2,301,378,345)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(67,948,297)
		NET ASSETS - 100.0%			$3,030,299,547

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,091,655.
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.2%
82,375		BorgWarner, Inc	$2,733,203
1,663,426		Ford Motor Co	21,058,973
600,827		General Motors Co	18,950,084
41,694		Gentex Corp	736,733
115,423		Goodyear Tire & Rubber Co	3,309,177
193,528		Johnson Controls, Inc	8,886,806
5,258		Lear Corp	596,520
		TOTAL AUTOMOBILES & COMPONENTS	56,271,496

BANKS - 9.9%
61,502		Associated Banc-Corp	1,143,937
4,409,788		Bank of America Corp	63,897,828
18,252		Bank of Hawaii Corp	1,257,928
41,218		BankUnited	1,237,364
349,865		BB&T Corp	12,899,523
10,630	e	BOK Financial Corp	693,395
85,538		CIT Group, Inc	2,956,193
1,258,421		Citigroup, Inc	55,131,424
134,806		Citizens Financial Group, Inc	3,010,218
74,305		Comerica, Inc	3,361,558
35,579		Commerce Bancshares, Inc	1,682,531
22,413	e	Cullen/Frost Bankers, Inc	1,521,619
60,425		East West Bancorp, Inc	2,067,743
325,510		Fifth Third Bancorp	6,178,180
96,236		First Horizon National Corp	1,401,196
146,741		First Niagara Financial Group, Inc	1,493,823
13,042		First Republic Bank	934,720
338,069		Huntington Bancshares, Inc	3,211,655
1,560,391		JPMorgan Chase & Co	99,818,212
358,800		Keycorp	4,197,960
64,298		M&T Bank Corp	7,365,979
200,532		New York Community Bancorp, Inc	2,897,687
50,088		PacWest Bancorp	2,071,139
130,376		People's United Financial, Inc	1,976,500
214,632		PNC Financial Services Group, Inc	17,739,335
43,380		Popular, Inc	1,461,472
541,009		Regions Financial Corp	4,961,053
8,824	*	Signature Bank	1,060,998
214,534		SunTrust Banks, Inc	9,072,643
5,636	*	SVB Financial Group	565,967
52,286		Synovus Financial Corp	1,591,586
66,843		TCF Financial Corp	908,396
28,459		TFS Financial Corp	517,954
697,397		US Bancorp	29,409,232
1,961,236		Wells Fargo & Co	94,080,491
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,129	*	Western Alliance Bancorp	$650,960
84,911		Zions Bancorporation	2,367,319
		TOTAL BANKS	446,795,718

CAPITAL GOODS - 7.4%
65,417	*	Aecom Technology Corp	2,321,649
30,556		AGCO Corp	1,471,577
20,198		Air Lease Corp	581,904
61,889		Allison Transmission Holdings, Inc	1,783,641
80,374		Ametek, Inc	3,779,989
19,256	*	Armstrong World Industries, Inc	817,802
18,463		Carlisle Cos, Inc	1,907,043
238,960		Caterpillar, Inc	19,776,329
44,640		Chicago Bridge & Iron Co NV	1,509,279
42,648	*	Colfax Corp	1,252,145
20,854		Crane Co	1,299,204
67,668		Cummins, Inc	8,307,600
191,528		Danaher Corp	15,598,040
101,487	e	Deere & Co	7,886,555
4,028		Donaldson Co, Inc	145,532
65,457		Dover Corp	4,675,594
195,217		Eaton Corp	12,378,710
230,608		Emerson Electric Co	12,890,987
21,137		Flowserve Corp	1,011,406
58,963		Fluor Corp	3,155,700
95,946	*	Fortive Corp	4,625,557
61,425		General Dynamics Corp	9,022,718
3,183,534		General Electric Co	99,135,249
8,210	*	Herc Holdings, Inc	290,224
8,218		Hubbell, Inc	886,147
3,641		Huntington Ingalls	628,364
2,176		IDEX Corp	195,383
54,810		Ingersoll-Rand plc	3,631,711
39,334		ITT, Inc	1,247,281
50,701	*	Jacobs Engineering Group, Inc	2,713,518
63,275		KBR, Inc	887,116
32,701		L-3 Communications Holdings, Inc	4,958,453
1,128		Lennox International, Inc	176,870
9,866		Lincoln Electric Holdings, Inc	612,284
30,360	*	Manitowoc Foodservice, Inc	556,802
48,759		Masco Corp	1,778,728
11,716		MSC Industrial Direct Co (Class A)	841,560
24,812		Orbital ATK, Inc	2,161,622
32,247		Oshkosh Truck Corp	1,776,487
48,600		Owens Corning, Inc	2,571,426
132,914		Paccar, Inc	7,837,939
56,860		Parker Hannifin Corp	6,492,843
70,249		Pentair plc	4,483,291
43,507	*	Quanta Services, Inc	1,113,779
78,643		Raytheon Co	10,973,058
18,772		Regal-Beloit Corp	1,145,280
11,245		Rockwell Automation, Inc	1,286,428
20,636		Roper Industries, Inc	3,515,549
203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,425		Snap-On, Inc	$1,009,817
29,327	*,e	SolarCity Corp	783,031
27,571	*	Spirit Aerosystems Holdings, Inc (Class A)	1,196,030
56,406		Stanley Works	6,864,610
46,308		Terex Corp	1,117,875
78,315		Textron, Inc	3,054,285
30,428		Timken Co	1,017,817
63,667		Trinity Industries, Inc	1,477,711
6,002	*	United Rentals, Inc	478,179
332,618		United Technologies Corp	35,806,328
39,769	*	USG Corp	1,119,895
2,272		Valmont Industries, Inc	297,518
17,780	*,e	WESCO International, Inc	991,057
35,552		Xylem, Inc	1,699,741
		TOTAL CAPITAL GOODS	335,010,247

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
21,540	*	Clean Harbors, Inc	1,107,587
8,997		Dun & Bradstreet Corp	1,162,862
30,793		Manpower, Inc	2,137,034
32,675		Nielsen NV	1,759,876
27,802		R.R. Donnelley & Sons Co	498,212
101,038		Republic Services, Inc	5,179,208
1,834	*	Stericycle, Inc	165,555
154,674		Tyco International plc	7,048,494
33,904		Waste Management, Inc	2,241,732
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,300,560

CONSUMER DURABLES & APPAREL - 0.7%
7,025		Brunswick Corp	348,581
28,708		CalAtlantic Group, Inc	1,039,517
96,239		Coach, Inc	4,148,863
64,435		DR Horton, Inc	2,118,623
48,064	*,e	Garmin Ltd	2,611,317
16,657		Harman International Industries, Inc	1,376,534
2,443		Lennar Corp (B Shares)	91,710
36,737		Lennar Corp (Class A)	1,719,292
5,361	*	Mohawk Industries, Inc	1,120,127
34,833		Phillips-Van Heusen Corp	3,520,223
103,211		Pulte Homes, Inc	2,186,009
22,600		Ralph Lauren Corp	2,216,834
35,899	*	Toll Brothers, Inc	1,005,531
22,484	*	Vista Outdoor, Inc	1,125,324
28,697		Whirlpool Corp	5,520,155
		TOTAL CONSUMER DURABLES & APPAREL	30,148,640

CONSUMER SERVICES - 0.7%
60,188		ARAMARK Holdings Corp	2,157,740
174,076		Carnival Corp	8,132,831
3,705		Choice Hotels International, Inc	178,914
24,941		Extended Stay America, Inc	353,165
1,916		Graham Holdings Co	964,208
95,463		H&R Block, Inc	2,271,065
204

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,047		Hilton Worldwide Holdings, Inc	$604,030
11,815	*	Hyatt Hotels Corp	595,949
39,278		International Game Technology plc	820,910
9,859		Marriott International, Inc (Class A)	706,890
185,686	*	MGM Resorts International	4,452,750
61,084	*	Norwegian Cruise Line Holdings Ltd	2,602,178
72,533		Royal Caribbean Cruises Ltd	5,254,290
28,719		Starwood Hotels & Resorts Worldwide, Inc	2,241,805
37,960		Wendy's	366,694
3,196		Wynn Resorts Ltd	313,048
		TOTAL CONSUMER SERVICES	32,016,467

DIVERSIFIED FINANCIALS - 5.1%
2,895	*	Affiliated Managers Group, Inc	424,928
186,794		Ally Financial, Inc	3,369,764
342,122		American Express Co	22,053,184
46,672		Ameriprise Financial, Inc	4,473,044
447,929		Bank of New York Mellon Corp	17,648,403
53,453		BlackRock, Inc	19,577,161
218,529		Capital One Financial Corp	14,658,925
100,895		Charles Schwab Corp	2,867,436
144,562		CME Group, Inc	14,780,019
117,779		Discover Financial Services	6,694,558
121,242	*	E*TRADE Financial Corp	3,040,749
153,862		Franklin Resources, Inc	5,568,266
165,328		Goldman Sachs Group, Inc	26,255,740
23,245		Interactive Brokers Group, Inc (Class A)	809,856
26,248		IntercontinentalExchange Group, Inc	6,934,722
145,591		Invesco Ltd	4,248,345
78,742	e	iShares Russell 1000 Value Index Fund	8,312,793
46,412		Lazard Ltd (Class A)	1,658,765
45,469		Legg Mason, Inc	1,552,312
142,459		Leucadia National Corp	2,601,301
31,860	e	LPL Financial Holdings, Inc	858,627
7,254		Moody's Corp	768,997
612,374		Morgan Stanley	17,593,505
48,526		NASDAQ OMX Group, Inc	3,433,700
142,254		Navient Corp	2,020,007
88,205		Northern Trust Corp	5,961,776
23,641	*	OneMain Holdings, Inc	681,806
53,038		Raymond James Financial, Inc	2,911,786
47,671	*	Santander Consumer USA Holdings, Inc	523,904
177,015	*	SLM Corp	1,272,738
168,869		State Street Corp	11,108,203
357,620	*	Synchrony Financial	9,970,446
25,157		T Rowe Price Group, Inc	1,778,348
11,916		TD Ameritrade Holding Corp	361,770
89,645		Voya Financial, Inc	2,297,601
		TOTAL DIVERSIFIED FINANCIALS	229,073,485

ENERGY - 12.8%
219,550		Anadarko Petroleum Corp	11,972,061
68,796	*	Antero Resources Corp	1,801,767
205

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

49,985		Apache Corp	$2,624,212
187,775		Baker Hughes, Inc	8,981,278
56,398		Cabot Oil & Gas Corp	1,391,339
84,592	*	Cheniere Energy, Inc	3,538,483
244,317	*,e	Chesapeake Energy Corp	1,324,198
806,915		Chevron Corp	82,692,649
33,244		Cimarex Energy Co	3,989,945
55,791	*	Concho Resources, Inc	6,929,242
532,692		ConocoPhillips	21,744,488
94,549	e	Consol Energy, Inc	1,832,360
19,958	*,e	Continental Resources, Inc	879,150
203,693	*	Devon Energy Corp	7,797,368
26,480	e	Diamond Offshore Drilling, Inc	601,626
22,997	*	Diamondback Energy, Inc	2,018,907
16,120	*	Dril-Quip, Inc	877,412
41,245		Energen Corp	1,954,188
135,660		Ensco plc	1,244,002
209,826		EOG Resources, Inc	17,142,784
73,329		EQT Corp	5,342,751
1,779,104	d	Exxon Mobil Corp	158,251,301
96,599	*	FMC Technologies, Inc	2,451,683
13,017	e	Frank's International NV	160,369
54,628	*	Gulfport Energy Corp	1,589,129
366,773		Halliburton Co	16,013,309
41,020	e	Helmerich & Payne, Inc	2,542,009
119,885		Hess Corp	6,431,830
70,690		HollyFrontier Corp	1,796,940
824,143		Kinder Morgan, Inc	16,754,827
59,620	*	Kosmos Energy LLC	330,891
59,497	*,e	Laredo Petroleum Holdings, Inc	596,160
363,618		Marathon Oil Corp	4,959,750
225,339		Marathon Petroleum Corp	8,876,103
33,542	*	Memorial Resource Development Corp	502,459
70,397	e	Murphy Oil Corp	1,930,990
115,740		Nabors Industries Ltd	1,041,660
160,983		National Oilwell Varco, Inc	5,207,800
63,204	*	Newfield Exploration Co	2,736,733
107,119	e	Noble Corp plc	790,538
180,019		Noble Energy, Inc	6,430,279
327,547		Occidental Petroleum Corp	24,477,587
40,704		Oceaneering International, Inc	1,134,828
58,278	*	Parsley Energy, Inc	1,661,506
59,609		Patterson-UTI Energy, Inc	1,155,818
41,266		PBF Energy, Inc	921,882
192,452		Phillips 66	14,637,899
69,807		Pioneer Natural Resources Co	11,348,524
91,374		Questar Market Resources, Inc	1,663,007
71,988		Range Resources Corp	2,901,836
51,668	*	Rice Energy, Inc	1,204,898
52,048		Rowan Cos plc	793,212
22,135	*,e	RPC, Inc	320,736
597,560		Schlumberger Ltd	48,115,531
31,427	e	SM Energy Co	852,615
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

252,480		Spectra Energy Corp	$9,081,706
62,814		Superior Energy Services	1,003,140
65,963		Targa Resources Investments, Inc	2,457,781
50,943		Tesoro Corp	3,879,309
147,894	e	Transocean Ltd (NYSE)	1,625,355
201,090		Valero Energy Corp	10,512,985
390,346	*	Weatherford International Ltd	2,217,165
94,137	*,e	Whiting Petroleum Corp	693,790
246,584		Williams Cos, Inc	5,910,618
28,733		World Fuel Services Corp	1,367,691
142,745	*	WPX Energy, Inc	1,426,023
		TOTAL ENERGY	577,440,412

FOOD & STAPLES RETAILING - 1.7%
27,038		CVS Health Corp	2,506,963
292,494		Walgreens Boots Alliance, Inc	23,180,149
649,416		Wal-Mart Stores, Inc	47,387,886
113,601		Whole Foods Market, Inc	3,462,559
		TOTAL FOOD & STAPLES RETAILING	76,537,557

FOOD, BEVERAGE & TOBACCO - 4.2%
245,310		Archer Daniels Midland Co	11,058,575
893		Brown-Forman Corp	94,354
3,231		Brown-Forman Corp (Class B)	317,252
59,488		Bunge Ltd	3,916,690
420,225		Coca-Cola Co	18,334,417
38,189		ConAgra Foods, Inc	1,785,718
6,828		Flowers Foods, Inc	125,567
10,759	*	Hain Celestial Group, Inc	567,968
14,155		Hormel Foods Corp	528,689
9,462		Ingredion, Inc	1,260,717
49,492		J.M. Smucker Co	7,629,687
8,574		Kellogg Co	709,155
223,409		Kraft Heinz Co	19,300,304
50,505		Mead Johnson Nutrition Co	4,505,046
73,449		Molson Coors Brewing Co (Class B)	7,503,550
641,677		Mondelez International, Inc	28,220,955
81,095		PepsiCo, Inc	8,832,867
593,317		Philip Morris International, Inc	59,485,962
20,964	e	Pilgrim's Pride Corp	487,413
49,273		Pinnacle Foods, Inc	2,473,997
11,362	*	Post Holdings, Inc	984,744
136,482		Reynolds American, Inc	6,832,289
15,683	*	TreeHouse Foods, Inc	1,618,329
66,870		Tyson Foods, Inc (Class A)	4,921,632
		TOTAL FOOD, BEVERAGE & TOBACCO	191,495,877

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
630,556		Abbott Laboratories	28,217,381
20,562	*,e	Acadia Healthcare Co, Inc	1,161,753
96,512		Aetna Inc	11,119,147
30,457	*	Alere, Inc	1,142,137
77,399	*	Allscripts Healthcare Solutions, Inc	1,092,874

207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,372	*	Amsurg Corp	$778,004
82,135		Anthem, Inc	10,787,611
190,260		Baxter International, Inc	9,136,285
79,378	*	Brookdale Senior Living, Inc	1,466,112
10,452		Cardinal Health, Inc	873,787
19,563	*	Centene Corp	1,380,170
72,541		Cigna Corp	9,354,887
4,389		Cooper Cos, Inc	800,861
43,356	*	DaVita, Inc	3,361,824
97,872		DENTSPLY SIRONA, Inc	6,267,723
12,725	*	Envision Healthcare Holdings, Inc	312,908
31,459	*	Express Scripts Holding Co	2,393,086
41,926	*	HCA Holdings, Inc	3,233,752
1,944		Hill-Rom Holdings, Inc	103,868
3,920		Humana, Inc	676,396
24,203	*	Laboratory Corp of America Holdings	3,377,771
17,253	*	LifePoint Hospitals, Inc	1,021,033
11,651	*	MEDNAX, Inc	802,870
600,823		Medtronic plc	52,650,119
15,680	*	Premier, Inc	512,736
60,322		Quest Diagnostics, Inc	5,209,408
36,044		St. Jude Medical, Inc	2,993,094
15,233		Teleflex, Inc	2,746,662
27,562		Universal Health Services, Inc (Class B)	3,570,106
1,456	*	WellCare Health Plans, Inc	155,501
36,585		Zimmer Holdings, Inc	4,797,757
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	171,497,623

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
8,332		Clorox Co	1,092,075
306,147		Colgate-Palmolive Co	22,786,521
8,419	e	Coty, Inc	226,219
24,727		Edgewell Personal Care Co	2,092,151
17,692		Energizer Holdings, Inc	911,669
23,136		Kimberly-Clark Corp	2,997,269
16,630		Nu Skin Enterprises, Inc (Class A)	888,042
1,143,445		Procter & Gamble Co	97,867,458
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	128,861,404

INSURANCE - 7.4%
171,859		Aflac, Inc	12,421,969
6,300	*	Alleghany Corp	3,424,050
36,366		Allied World Assurance Co Holdings Ltd	1,490,642
160,904		Allstate Corp	10,994,570
29,365		American Financial Group, Inc	2,146,581
474,308		American International Group, Inc	25,821,328
3,033		American National Insurance Co	346,824
34,584		Amtrust Financial Services, Inc	825,520
49,801	*	Arch Capital Group Ltd	3,617,047
22,844		Arthur J. Gallagher & Co	1,123,696
25,843		Aspen Insurance Holdings Ltd	1,187,744
26,205		Assurant, Inc	2,175,277
58,220		Assured Guaranty Ltd	1,559,714
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,448		Axis Capital Holdings Ltd	$2,192,520
811,578	*	Berkshire Hathaway, Inc (Class B)	117,086,358
47,746		Brown & Brown, Inc	1,750,368
198,539		Chubb Ltd	24,868,995
63,942		Cincinnati Financial Corp	4,776,467
11,002		CNA Financial Corp	350,194
27,274		Endurance Specialty Holdings Ltd	1,844,541
3,521		Erie Indemnity Co (Class A)	343,966
18,130		Everest Re Group Ltd	3,426,751
46,131		First American Financial Corp	1,928,737
110,828		FNF Group	4,174,891
18,631		Hanover Insurance Group, Inc	1,534,077
166,529		Hartford Financial Services Group, Inc	6,636,181
78,541		Lincoln National Corp	3,429,885
119,468		Loews Corp	4,937,612
5,854	*	Markel Corp	5,553,982
11,853		Mercury General Corp	656,301
398,371		Metlife, Inc	17,026,377
100,379		Old Republic International Corp	1,945,345
113,911		Principal Financial Group	5,311,670
23,380		ProAssurance Corp	1,207,811
226,150		Progressive Corp	7,352,136
189,180		Prudential Financial, Inc	14,243,362
27,739		Reinsurance Group of America, Inc (Class A)	2,753,096
17,964		RenaissanceRe Holdings Ltd	2,111,129
50,532		Torchmark Corp	3,126,415
124,902		Travelers Cos, Inc	14,516,110
101,343		UnumProvident Corp	3,385,870
32,837		Validus Holdings Ltd	1,623,133
40,463		W.R. Berkley Corp	2,354,542
2,011		White Mountains Insurance Group Ltd	1,651,675
80,206		XL Group Ltd	2,775,930
		TOTAL INSURANCE	334,011,389

MATERIALS - 2.9%
11,137		Air Products & Chemicals, Inc	1,664,091
47,780		Albemarle Corp	4,021,643
563,954		Alcoa, Inc	5,989,192
19,820		Aptargroup, Inc	1,549,528
26,445		Ashland, Inc	2,994,632
2,589		Avery Dennison Corp	201,657
35,149		Bemis Co, Inc	1,794,005
26,087		Cabot Corp	1,270,176
56,651		Celanese Corp (Series A)	3,592,806
102,069		CF Industries Holdings, Inc	2,519,063
13,914	e	Compass Minerals International, Inc	968,275
26,299		Domtar Corp	1,035,392
480,633		Dow Chemical Co	25,795,573
62,867		Eastman Chemical Co	4,100,814
12,089		FMC Corp	574,711
422,489		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,475,457
43,572		Graphic Packaging Holding Co	594,322
85,910		Huntsman Corp	1,328,169

209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

175,435		International Paper Co	$8,036,677
82,932		LyondellBasell Industries AF S.C.A	6,241,462
2,509		Martin Marietta Materials, Inc	508,449
65,479		Monsanto Co	6,991,193
147,715		Mosaic Co	3,988,305
207		NewMarket Corp	88,584
227,388		Newmont Mining Corp	10,005,072
136,147		Nucor Corp	7,302,925
73,606	*,e	Platform Specialty Products Corp	677,175
14,786		Praxair, Inc	1,723,160
29,834		Reliance Steel & Aluminum Co	2,340,179
25,935		Royal Gold, Inc	2,192,545
2,002		Scotts Miracle-Gro Co (Class A)	147,648
42,028		Sonoco Products Co	2,140,486
19,387	e	Southern Copper Corp (NY)	503,868
84,237		Steel Dynamics, Inc	2,259,236
127,936		Tahoe Resources, Inc	1,990,684
59,875	e	United States Steel Corp	1,645,964
3,782		Vulcan Materials Co	468,892
15,908		Westlake Chemical Corp	727,632
106,003		WestRock Co	4,548,589
13,035		WR Grace & Co	975,930
		TOTAL MATERIALS	130,974,161

MEDIA - 1.0%
6,781		Clear Channel Outdoor Holdings, Inc (Class A)	47,399
77,345		Comcast Corp (Class A)	5,201,451
5,855	*	Discovery Communications, Inc (Class A)	146,902
8,720	*	Discovery Communications, Inc (Class C)	213,989
20,929	*	DISH Network Corp (Class A)	1,118,027
19,794		John Wiley & Sons, Inc (Class A)	1,142,114
10,589	*	Liberty Broadband Corp (Class A)	665,095
44,179	*	Liberty Broadband Corp (Class C)	2,796,972
40,176	*	Liberty SiriusXM Group (Class A)	1,436,292
79,247	*	Liberty SiriusXM Group (Class C)	2,793,457
13,859	e	Lions Gate Entertainment Corp	277,041
23,371	*	Live Nation, Inc	640,833
7,264	*	Madison Square Garden Co	1,327,787
157,378		News Corp	2,041,193
48,903		News Corp (Class B)	657,256
24,000	e	Regal Entertainment Group (Class A)	564,480
90,722		TEGNA, Inc	1,986,812
128,903		Thomson Corp	5,428,105
115,468		Time Warner, Inc	8,850,622
29,650		Tribune Co	1,098,533
106,163		Twenty-First Century Fox, Inc	2,828,182
45,958		Twenty-First Century Fox, Inc (Class B)	1,242,245
1,631		Viacom, Inc	80,963
16,888		Viacom, Inc (Class B)	767,897
		TOTAL MEDIA	43,353,647

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
102,645		Agilent Technologies, Inc	4,938,251

210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

69,094	*	Allergan plc	$17,477,327
4,490	*,e	Alnylam Pharmaceuticals, Inc	305,679
8,668	*	Bio-Rad Laboratories, Inc (Class A)	1,257,640
87,832	*	Endo International plc	1,524,763
975,220		Johnson & Johnson	122,126,801
3,804	*,e	Juno Therapeutics, Inc	117,658
47,443	*	Mallinckrodt plc	3,194,812
1,189,234		Merck & Co, Inc	69,760,466
133,880	*	Mylan NV	6,264,245
11,324	*,e	Opko Health, Inc	112,674
37,116		PerkinElmer, Inc	2,112,643
58,621		Perrigo Co plc	5,357,373
2,398,567		Pfizer, Inc	88,483,137
95,650	*	Qiagen NV (NASDAQ)	2,563,420
12,519	*	Quintiles Transnational Holdings, Inc	971,975
91,407		Thermo Electron Corp	14,519,088
13,498	*	United Therapeutics Corp	1,633,393
30,412	*	VWR Corp	952,504
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	343,673,849

REAL ESTATE - 5.7%
28,129		Alexandria Real Estate Equities, Inc	3,158,887
54,978		American Campus Communities, Inc	2,972,660
142,156		American Capital Agency Corp	2,784,836
72,762		American Homes 4 Rent	1,578,935
436,083		Annaly Capital Management, Inc	4,788,191
67,317		Apartment Investment & Management Co (Class A)	3,094,563
68,143		Apple Hospitality REIT, Inc	1,388,073
58,683		AvalonBay Communities, Inc	10,894,499
54,471		Boston Properties, Inc	7,741,963
75,365		Brandywine Realty Trust	1,271,408
83,429		Brixmor Property Group, Inc	2,369,384
36,666		Camden Property Trust	3,284,907
31,446		Care Capital Properties, Inc	930,173
81,032		Chimera Investment Corp	1,359,717
53,695		Columbia Property Trust, Inc	1,304,789
52,080		Communications Sales & Leasing, Inc	1,618,646
40,100		Corporate Office Properties Trust	1,201,396
51,046		Corrections Corp of America	1,636,024
16,186		Crown Castle International Corp	1,570,528
25,208		CubeSmart	748,930
4,511		CyrusOne, Inc	247,293
38,573		DCT Industrial Trust, Inc	1,937,136
133,887		DDR Corp	2,642,929
18,999		Digital Realty Trust, Inc	1,984,636
61,202		Douglas Emmett, Inc	2,328,124
147,872		Duke Realty Corp	4,257,235
20,251		Empire State Realty Trust, Inc	425,069
26,955		Entertainment Properties Trust	2,264,759
55,184	*	Equity Commonwealth	1,656,624
38,001		Equity One, Inc	1,264,293
151,384		Equity Residential	10,292,598
16,149		Essex Property Trust, Inc	3,776,928

211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

99,131		Forest City Realty Trust, Inc	$2,344,448
244,969		General Growth Properties, Inc	7,826,760
200,467		HCP, Inc	7,864,320
14,906		Healthcare Trust of America, Inc	507,549
40,734		Highwoods Properties, Inc	2,269,698
65,420		Hospitality Properties Trust	2,087,552
309,761		Host Marriott Corp	5,495,160
15,676	*	Howard Hughes Corp	1,872,655
19,439		Jones Lang LaSalle, Inc	2,127,987
39,171		Kilroy Realty Corp	2,867,709
170,447		Kimco Realty Corp	5,471,349
62,029		Liberty Property Trust	2,566,760
61,893		Macerich Co	5,523,331
162,036		MFA Mortgage Investments, Inc	1,218,511
32,521		Mid-America Apartment Communities, Inc	3,447,876
60,821		National Retail Properties, Inc	3,233,244
81,814		NorthStar Realty Finance Corp	1,096,308
48,651		Omega Healthcare Investors, Inc	1,678,460
48,079		Outfront Media, Inc	1,118,798
74,729		Paramount Group, Inc	1,317,472
60,783		Piedmont Office Realty Trust, Inc	1,333,579
23,146		Post Properties, Inc	1,471,854
221,743		Prologis, Inc	12,082,776
51,429		Rayonier, Inc	1,399,897
60,051	*	Realogy Holdings Corp	1,860,981
109,972		Realty Income Corp	7,859,699
35,364		Regency Centers Corp	3,003,465
100,203		Retail Properties of America, Inc	1,766,579
86,226		Senior Housing Properties Trust	1,915,079
12,548		Simon Property Group, Inc	2,848,898
41,943		SL Green Realty Corp	4,941,724
7,016		Sovran Self Storage, Inc	718,228
200,760		Spirit Realty Capital, Inc	2,744,389
100,048		Starwood Property Trust, Inc	2,181,046
64,705		STORE Capital Corp	2,018,149
26,598		Sun Communities, Inc	2,105,232
3,714		Tanger Factory Outlet Centers, Inc	155,022
12,245		Taubman Centers, Inc	990,865
148,256		Two Harbors Investment Corp	1,297,240
114,117		UDR, Inc	4,248,576
98,502		Ventas, Inc	7,501,912
387,775		VEREIT, Inc	4,288,792
73,592		Vornado Realty Trust	7,903,781
50,800		Weingarten Realty Investors	2,194,052
152,111		Welltower, Inc	12,066,966
316,090		Weyerhaeuser Co	10,342,465
42,991		WP Carey, Inc	3,123,296
		TOTAL REAL ESTATE	255,076,622

RETAILING - 1.3%
17,143	*	Autonation, Inc	914,579
57,659	*	Bed Bath & Beyond, Inc	2,591,772
118,828		Best Buy Co, Inc	3,992,621

212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,273	*	Burlington Stores, Inc	$1,015,517
19,510	*	Cabela's, Inc	1,007,301
32,000		CST Brands, Inc	1,431,040
8,555		Dick's Sporting Goods, Inc	438,786
8,960	e	Dillard's, Inc (Class A)	606,413
6,227		Foot Locker, Inc	371,254
45,203	e	GameStop Corp (Class A)	1,399,033
91,309	e	Gap, Inc	2,354,859
3,706		Genuine Parts Co	378,901
131,875	*,e	JC Penney Co, Inc	1,273,913
78,040		Kohl's Corp	3,245,684
83,866		L Brands, Inc	6,197,697
83,642	*	Liberty Interactive Corp	2,242,442
46,907	*	Liberty Ventures	1,768,863
130,833		Macy's, Inc	4,687,746
9,768	*	Michaels Cos, Inc	257,484
6,358	*	Murphy USA, Inc	487,277
17,043		Penske Auto Group, Inc	675,244
2,825		Signet Jewelers Ltd	248,346
278,300		Staples, Inc	2,585,407
225,300		Target Corp	16,971,849
46,258	e	Tiffany & Co	2,984,566
8,199	*	Urban Outfitters, Inc	245,150
		TOTAL RETAILING	60,373,744

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
131,817		Analog Devices, Inc	8,413,879
131,610		Applied Materials, Inc	3,460,027
26,624	*,e	Cree, Inc	761,446
132,641	e	Cypress Semiconductor Corp	1,543,941
33,181	*,e	First Solar, Inc	1,548,889
1,846,235		Intel Corp	64,359,752
13,324		Lam Research Corp	1,196,096
53,599		Linear Technology Corp	3,215,404
167,068		Marvell Technology Group Ltd	1,963,049
444,413	*	Micron Technology, Inc	6,106,235
157,307	*	ON Semiconductor Corp	1,577,789
48,777	*	Qorvo, Inc	3,084,170
500,036		Qualcomm, Inc	31,292,253
6,454		Skyworks Solutions, Inc	426,093
26,446	*,e	SunPower Corp	385,583
88,155		Teradyne, Inc	1,741,061
74,840		Xilinx, Inc	3,822,827
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	134,898,494

SOFTWARE & SERVICES - 2.7%
7,955	*	Akamai Technologies, Inc	401,966
63,863		Amdocs Ltd	3,727,045
27,958	*	Ansys, Inc	2,498,327
16,388	*	Autodesk, Inc	974,267
2,534		Booz Allen Hamilton Holding Co	78,250
124,568		CA, Inc	4,316,281
9,381	*,e	CommerceHub, Inc	131,340
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,691	*,e	CommerceHub, Inc (Series A)	$66,139
59,680		Computer Sciences Corp	2,854,494
60,139		Fidelity National Information Services, Inc	4,782,855
51,139	*,e	FireEye, Inc	890,841
15,499	*	First American Corp	624,300
6,315		IAC/InterActiveCorp	366,017
118,324		International Business Machines Corp	19,005,201
27,166	e	Leidos Holdings, Inc	1,358,572
22,428	*	Nuance Communications, Inc	360,418
1,145,221		Oracle Corp	46,999,870
12,922	*,e	Pandora Media, Inc	175,739
25,879	*	PTC, Inc	1,028,173
5,970		SS&C Technologies Holdings, Inc	192,353
224,682		Symantec Corp	4,590,253
57,769	*	Synopsys, Inc	3,128,769
33,155	*,e	Twitter, Inc	551,699
24,241	*,e	VMware, Inc (Class A)	1,769,108
425,016		Xerox Corp	4,377,665
370,970	*	Yahoo!, Inc	14,167,344
9,226	*	Yelp, Inc	296,801
7,273	*	Zillow Group, Inc	286,629
13,572	*,e	Zillow Group, Inc (Class C)	532,701
309,282	*	Zynga, Inc	887,639
		TOTAL SOFTWARE & SERVICES	121,421,056

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
197,299		Apple, Inc	20,560,529
61,467	*	ARRIS International plc	1,674,361
38,556	*	Arrow Electronics, Inc	2,563,588
55,153		Avnet, Inc	2,266,788
199,160		Brocade Communications Systems, Inc	1,852,188
2,160,589		Cisco Systems, Inc	65,962,782
458,931		Corning, Inc	10,197,447
21,778		Dolby Laboratories, Inc (Class A)	1,095,651
18,607	*	EchoStar Corp (Class A)	724,743
746,383		EMC Corp	21,107,711
12,854	*,e	Fitbit, Inc	175,586
57,786		Flir Systems, Inc	1,882,668
53,348		Harris Corp	4,621,004
739,814		Hewlett Packard Enterprise Co	15,550,890
739,431		HP, Inc	10,359,428
62,038		Ingram Micro, Inc (Class A)	2,124,181
2,192	*	IPG Photonics Corp	184,764
79,905		Jabil Circuit, Inc	1,626,067
160,825		Juniper Networks, Inc	3,649,119
72,163	*	Keysight Technologies, Inc	2,110,046
25,911		Lexmark International, Inc (Class A)	950,156
66,746		Motorola, Inc	4,630,838
9,063		National Instruments Corp	259,927
122,563		NetApp, Inc	3,229,535
21,847	*	Trimble Navigation Ltd	577,635
120,416		Western Digital Corp	5,720,964
4,548	*	Zebra Technologies Corp (Class A)	241,090
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	185,899,686
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 4.1%
2,642,785		AT&T, Inc	$114,406,163
230,586		CenturyTel, Inc	7,249,624
493,435	e	Frontier Communications Corp	2,565,862
124,849	*	Level 3 Communications, Inc	6,317,359
19,478	*	SBA Communications Corp (Class A)	2,239,970
328,576	*	Sprint Corp	2,017,456
40,559		Telephone & Data Systems, Inc	1,277,203
46,682	*	T-Mobile US, Inc	2,163,244
6,024	*	US Cellular Corp	243,671
875,885		Verizon Communications, Inc	48,532,788
		TOTAL TELECOMMUNICATION SERVICES	187,013,340

TRANSPORTATION - 2.0%
8,703		Alaska Air Group, Inc	585,016
957		Amerco, Inc	378,503
247,912		American Airlines Group, Inc	8,800,876
14,138	e	Copa Holdings S.A. (Class A)	947,246
408,780		CSX Corp	11,580,737
72,202		Delta Air Lines, Inc	2,797,828
23,941		Expeditors International of Washington, Inc	1,183,404
23,479	*	Genesee & Wyoming, Inc (Class A)	1,520,265
26,152	*	Hertz Global Holdings, Inc	1,273,079
126,892	*	JetBlue Airways Corp	2,325,930
46,395		Kansas City Southern Industries, Inc	4,459,024
22,670	*	Kirby Corp	1,235,288
31,199		Macquarie Infrastructure Co LLC	2,391,403
126,380		Norfolk Southern Corp	11,346,396
11,763	*	Old Dominion Freight Line	819,411
22,785		Ryder System, Inc	1,501,532
30,661	*	Spirit Airlines, Inc	1,310,758
305,427		Union Pacific Corp	28,419,982
143,271	*	United Continental Holdings, Inc	6,717,977
		TOTAL TRANSPORTATION	89,594,655

UTILITIES - 6.9%
282,290		AES Corp	3,486,281
97,955		Alliant Energy Corp	3,942,689
103,394		Ameren Corp	5,421,981
211,370		American Electric Power Co, Inc	14,647,941
76,422		American Water Works Co, Inc	6,310,929
76,040		Aqua America, Inc	2,634,026
43,316		Atmos Energy Corp	3,456,184
23,663		Avangrid, Inc	1,068,148
151,913	*	Calpine Corp	2,087,285
183,035		Centerpoint Energy, Inc	4,378,197
119,154		CMS Energy Corp	5,383,378
131,187		Consolidated Edison, Inc	10,505,455
247,982		Dominion Resources, Inc	19,347,556
77,019		DTE Energy Co	7,510,893
295,434		Duke Energy Corp	25,286,196
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

135,464		Edison International			$10,482,204
76,212		Entergy Corp			6,202,895
136,124		Eversource Energy			7,961,893
378,460		Exelon Corp			14,108,989
181,179		FirstEnergy Corp			6,326,771
66,011		Great Plains Energy, Inc			1,965,807
47,216	*	Hawaiian Electric Industries, Inc			1,466,057
32,675		ITC Holdings Corp			1,511,219
81,843		MDU Resources Group, Inc			1,968,324
32,243		National Fuel Gas Co			1,822,052
197,315		NextEra Energy, Inc			25,313,541
135,777		NiSource, Inc			3,484,038
133,506		NRG Energy, Inc			1,847,723
84,847		OGE Energy Corp			2,729,528
212,026		PG&E Corp			13,556,942
31,744		Piedmont Natural Gas Co, Inc			1,898,291
47,838		Pinnacle West Capital Corp			3,772,983
288,545		PPL Corp			10,881,032
217,634		Public Service Enterprise Group, Inc			10,013,340
74,870		Questar Corp			1,884,478
56,076		SCANA Corp			4,202,335
107,158		Sempra Energy			11,988,837
403,750		Southern Co			21,600,625
73,452		UGI Corp			3,324,437
36,189		Vectren Corp			1,872,057
135,257		WEC Energy Group, Inc			8,779,532
61,740		Westar Energy, Inc			3,430,892
218,691		Xcel Energy, Inc			9,618,029
		TOTAL UTILITIES			309,481,990

		TOTAL COMMON STOCKS			4,492,222,119
		(Cost $4,028,069,585)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.6%
$28,950,000	d	Federal Home Loan Bank (FHLB)	0.090%	08/01/16	28,950,000
		TOTAL GOVERNMENT AGENCY DEBT			28,950,000
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
60,585,742	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$60,585,742
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	60,585,742

		TOTAL SHORT-TERM INVESTMENTS	89,535,742
		(Cost $89,535,742)
		TOTAL INVESTMENTS - 101.6%	4,581,757,861
		(Cost $4,117,605,327)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(70,517,200)
		NET ASSETS - 100.0%	$4,511,240,661

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $59,728,887.
217

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.9%
38,748		BorgWarner, Inc	$1,285,659
46,932		Delphi Automotive plc	3,182,928
683,941		Ford Motor Co	8,658,693
247,005		General Motors Co	7,790,538
46,617		Goodyear Tire & Rubber Co	1,336,509
30,605	e	Harley-Davidson, Inc	1,619,617
110,838		Johnson Controls, Inc	5,089,681
		TOTAL AUTOMOBILES & COMPONENTS	28,963,625

BANKS - 5.2%
1,797,182		Bank of America Corp	26,041,167
139,765		BB&T Corp	5,153,136
511,582		Citigroup, Inc	22,412,407
88,002		Citizens Financial Group, Inc	1,965,085
29,301		Comerica, Inc	1,325,577
129,084		Fifth Third Bancorp	2,450,014
136,761		Huntington Bancshares, Inc	1,299,230
640,981		JPMorgan Chase & Co	41,003,555
184,116		Keycorp	2,154,157
27,471		M&T Bank Corp	3,147,078
64,732		People’s United Financial, Inc	981,337
88,318		PNC Financial Services Group, Inc	7,299,483
213,654		Regions Financial Corp	1,959,207
84,991		SunTrust Banks, Inc	3,594,269
284,653		US Bancorp	12,003,817
805,031		Wells Fargo & Co	38,617,337
41,850		Zions Bancorporation	1,166,778
		TOTAL BANKS	172,573,634

CAPITAL GOODS - 7.3%
105,835		3M Co	18,876,731
7,558		Acuity Brands, Inc	1,983,446
16,391		Allegion plc	1,186,544
39,447		Ametek, Inc	1,855,192
104,481		Boeing Co	13,964,930
101,610		Caterpillar, Inc	8,409,244
27,484		Cummins, Inc	3,374,211
102,386		Danaher Corp	8,338,316
51,144		Deere & Co	3,974,400
26,877		Dover Corp	1,919,824
79,870		Eaton Corp	5,064,557
112,272		Emerson Electric Co	6,276,005
49,218		Fastenal Co	2,104,070
23,098		Flowserve Corp	1,105,239
24,567		Fluor Corp	1,314,826
218

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

55,171	*	Fortive Corp	$2,659,794
26,242		Fortune Brands Home & Security, Inc	1,660,331
49,442		General Dynamics Corp	7,262,535
1,610,590		General Electric Co	50,153,773
132,389		Honeywell International, Inc	15,400,812
55,591		Illinois Tool Works, Inc	6,415,201
43,718		Ingersoll-Rand plc	2,896,755
21,262	*	Jacobs Engineering Group, Inc	1,137,942
13,359		L-3 Communications Holdings, Inc	2,025,625
45,687		Lockheed Martin Corp	11,546,476
56,716		Masco Corp	2,069,000
31,922		Northrop Grumman Corp	6,915,263
61,134		Paccar, Inc	3,605,072
22,729		Parker Hannifin Corp	2,595,425
32,666		Pentair plc	2,084,744
31,924	*	Quanta Services, Inc	817,254
52,495		Raytheon Co	7,324,627
22,115		Rockwell Automation, Inc	2,529,956
22,487		Rockwell Collins, Inc	1,902,850
17,679		Roper Industries, Inc	3,011,794
9,624		Snap-On, Inc	1,512,604
25,592		Stanley Works	3,114,546
46,274		Textron, Inc	1,804,686
9,530	*	TransDigm Group, Inc	2,663,826
15,313	*	United Rentals, Inc	1,219,987
134,652		United Technologies Corp	14,495,288
10,455	e	W.W. Grainger, Inc	2,288,077
34,463		Xylem, Inc	1,647,676
		TOTAL CAPITAL GOODS	242,509,454

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
16,637		Cintas Corp	1,784,651
7,393		Dun & Bradstreet Corp	955,545
20,110		Equifax, Inc	2,663,771
61,781		Nielsen NV	3,327,525
41,616		Pitney Bowes, Inc	803,605
40,791		Republic Services, Inc	2,090,947
26,938		Robert Half International, Inc	984,314
16,170	*	Stericycle, Inc	1,459,666
76,139		Tyco International plc	3,469,654
28,185	*	Verisk Analytics, Inc	2,403,617
71,313		Waste Management, Inc	4,715,215
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,658,510

CONSUMER DURABLES & APPAREL - 1.4%
47,614		Coach, Inc	2,052,639
56,290		DR Horton, Inc	1,850,815
20,491	*,e	Garmin Ltd	1,113,276
65,742		Hanesbrands, Inc	1,752,682
12,428		Harman International Industries, Inc	1,027,050
19,164		Hasbro, Inc	1,556,692
22,714		Leggett & Platt, Inc	1,194,075
32,517		Lennar Corp (Class A)	1,521,796
219

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

58,094		Mattel, Inc	$1,939,178
31,734	*	Michael Kors Holdings Ltd	1,641,282
10,789	*	Mohawk Industries, Inc	2,254,254
79,661		Newell Brands, Inc	4,179,016
233,262		Nike, Inc (Class B)	12,946,041
14,172		Phillips-Van Heusen Corp	1,432,222
54,469		Pulte Homes, Inc	1,153,653
10,903		Ralph Lauren Corp	1,069,475
31,975	*	Under Armour, Inc	1,141,507
31,624	*,e	Under Armour, Inc (Class A)	1,247,883
57,178		VF Corp	3,569,623
13,241		Whirlpool Corp	2,547,039
		TOTAL CONSUMER DURABLES & APPAREL	47,190,198

CONSUMER SERVICES - 1.7%
75,462		Carnival Corp	3,525,585
5,339	*	Chipotle Mexican Grill, Inc (Class A)	2,263,683
19,880		Darden Restaurants, Inc	1,223,813
38,399		H&R Block, Inc	913,512
33,522	e	Marriott International, Inc (Class A)	2,403,527
152,726		McDonald’s Corp	17,968,214
29,367		Royal Caribbean Cruises Ltd	2,127,345
256,512		Starbucks Corp	14,890,522
28,639		Starwood Hotels & Resorts Worldwide, Inc	2,235,560
18,778		Wyndham Worldwide Corp	1,333,614
14,597	e	Wynn Resorts Ltd	1,429,776
69,839		Yum! Brands, Inc	6,245,003
		TOTAL CONSUMER SERVICES	56,560,154

DIVERSIFIED FINANCIALS - 3.4%
9,124	*	Affiliated Managers Group, Inc	1,339,221
142,465		American Express Co	9,183,294
27,743		Ameriprise Financial, Inc	2,658,889
183,640		Bank of New York Mellon Corp	7,235,416
21,553		BlackRock, Inc	7,893,786
88,357		Capital One Financial Corp	5,926,988
209,959		Charles Schwab Corp	5,967,035
60,204		CME Group, Inc	6,155,257
70,532		Discover Financial Services	4,009,039
48,190	*	E*TRADE Financial Corp	1,208,605
67,071		Franklin Resources, Inc	2,427,299
68,099		Goldman Sachs Group, Inc	10,814,802
20,555		IntercontinentalExchange Group, Inc	5,430,631
71,104		Invesco Ltd	2,074,815
23,685		Legg Mason, Inc	808,606
67,259		Leucadia National Corp	1,228,149
28,708		Moody’s Corp	3,043,335
260,876		Morgan Stanley	7,494,967
22,310		NASDAQ OMX Group, Inc	1,578,656
56,406		Navient Corp	800,965
36,156		Northern Trust Corp	2,443,784
46,184		S&P Global, Inc	5,643,685
27,558		SPDR Trust Series 1	5,984,220
220

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

67,523		State Street Corp	$4,441,663
145,663	*	Synchrony Financial	4,061,084
43,026		T Rowe Price Group, Inc	3,041,508
		TOTAL DIVERSIFIED FINANCIALS	112,895,699

ENERGY - 6.9%
88,984		Anadarko Petroleum Corp	4,852,297
65,443		Apache Corp	3,435,757
75,096		Baker Hughes, Inc	3,591,842
81,368		Cabot Oil & Gas Corp	2,007,349
103,462	*,e	Chesapeake Energy Corp	560,764
329,016		Chevron Corp	33,717,559
16,227		Cimarex Energy Co	1,947,565
22,313	*	Concho Resources, Inc	2,771,275
214,208		ConocoPhillips	8,743,971
91,811	*	Devon Energy Corp	3,514,525
11,255	e	Diamond Offshore Drilling, Inc	255,714
96,141		EOG Resources, Inc	7,854,720
29,579		EQT Corp	2,155,126
724,918	d	Exxon Mobil Corp	64,481,456
40,285	*	FMC Technologies, Inc	1,022,433
149,072		Halliburton Co	6,508,483
18,816	e	Helmerich & Payne, Inc	1,166,028
45,936		Hess Corp	2,464,466
318,363		Kinder Morgan, Inc	6,472,320
150,273		Marathon Oil Corp	2,049,724
92,685		Marathon Petroleum Corp	3,650,862
30,140	e	Murphy Oil Corp	826,740
64,669		National Oilwell Varco, Inc	2,092,042
34,128	*	Newfield Exploration Co	1,477,742
73,163		Noble Energy, Inc	2,613,382
134,192		Occidental Petroleum Corp	10,028,168
37,744		Oneok, Inc	1,690,554
81,149		Phillips 66	6,172,193
28,526		Pioneer Natural Resources Co	4,637,472
29,799		Range Resources Corp	1,201,198
243,140		Schlumberger Ltd	19,577,633
86,251	*,e	Southwestern Energy Co	1,257,540
119,385		Spectra Energy Corp	4,294,278
20,471		Tesoro Corp	1,558,867
64,685	e	Transocean Ltd (NYSE)	710,888
82,130		Valero Energy Corp	4,293,756
120,020		Williams Cos, Inc	2,876,879
		TOTAL ENERGY	228,533,568

FOOD & STAPLES RETAILING - 2.2%
76,498		Costco Wholesale Corp	12,791,996
186,741		CVS Health Corp	17,314,625
166,308		Kroger Co	5,686,070
91,437		Sysco Corp	4,735,522
151,016		Walgreens Boots Alliance, Inc	11,968,018
268,046		Wal-Mart Stores, Inc	19,559,317
55,720		Whole Foods Market, Inc	1,698,346
		TOTAL FOOD & STAPLES RETAILING	73,753,894
221

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.7%
340,704		Altria Group, Inc	$23,065,661
101,593		Archer Daniels Midland Co	4,579,812
17,708		Brown-Forman Corp (Class B)	1,738,749
30,687		Campbell Soup Co	1,910,879
680,998		Coca-Cola Co	29,711,943
74,139		ConAgra Foods, Inc	3,466,740
30,699		Constellation Brands, Inc (Class A)	5,053,976
32,411		Dr Pepper Snapple Group, Inc	3,192,808
103,440		General Mills, Inc	7,436,302
23,915		Hershey Co	2,648,825
46,468		Hormel Foods Corp	1,735,580
20,871		J.M. Smucker Co	3,217,473
43,998		Kellogg Co	3,639,075
104,243		Kraft Heinz Co	9,005,553
20,221		McCormick & Co, Inc	2,067,597
32,547		Mead Johnson Nutrition Co	2,903,192
32,140		Molson Coors Brewing Co (Class B)	3,283,422
271,858		Mondelez International, Inc	11,956,315
24,937	*	Monster Beverage Corp	4,005,630
252,128		PepsiCo, Inc	27,461,782
270,015		Philip Morris International, Inc	27,071,704
145,464		Reynolds American, Inc	7,281,928
52,475		Tyson Foods, Inc (Class A)	3,862,160
		TOTAL FOOD, BEVERAGE & TOBACCO	190,297,106

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
254,869		Abbott Laboratories	11,405,388
61,958		Aetna Inc	7,138,181
31,581		AmerisourceBergen Corp	2,690,385
46,828		Anthem, Inc	6,150,389
12,820		Bard (C.R.), Inc	2,868,219
94,412		Baxter International, Inc	4,533,664
36,239		Becton Dickinson & Co	6,378,064
242,193	*	Boston Scientific Corp	5,880,446
56,078		Cardinal Health, Inc	4,688,121
29,443	*	Centene Corp	2,077,204
54,894	*	Cerner Corp	3,424,837
44,774		Cigna Corp	5,774,055
28,270	*	DaVita, Inc	2,192,056
41,203		DENTSPLY SIRONA, Inc	2,638,640
36,587	*	Edwards Lifesciences Corp	4,189,943
110,562	*	Express Scripts Holding Co	8,410,451
52,375	*	HCA Holdings, Inc	4,039,684
15,093	*	Henry Schein, Inc	2,731,531
46,035	*	Hologic, Inc	1,771,887
25,995		Humana, Inc	4,485,437
6,641	*	Intuitive Surgical, Inc	4,620,542
18,637	*	Laboratory Corp of America Holdings	2,600,980
39,268		McKesson Corp	7,639,982
246,443		Medtronic plc	21,595,800
222

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

17,705		Patterson Cos, Inc	$873,919
24,358		Quest Diagnostics, Inc	2,103,557
50,280		St. Jude Medical, Inc	4,175,251
53,527		Stryker Corp	6,224,120
165,909		UnitedHealth Group, Inc	23,758,169
15,418		Universal Health Services, Inc (Class B)	1,997,094
18,435	*	Varian Medical Systems, Inc	1,746,532
34,758		Zimmer Holdings, Inc	4,558,164
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	175,362,692

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
22,986		Church & Dwight Co, Inc	2,258,145
22,196		Clorox Co	2,909,230
154,424		Colgate-Palmolive Co	11,493,778
38,849		Estee Lauder Cos (Class A)	3,609,072
62,390		Kimberly-Clark Corp	8,082,624
466,649		Procter & Gamble Co	39,940,488
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	68,293,337

INSURANCE - 4.0%
71,734		Aflac, Inc	5,184,934
66,412		Allstate Corp	4,537,932
192,720		American International Group, Inc	10,491,677
47,013		Aon plc	5,033,682
29,917		Arthur J. Gallagher & Co	1,471,617
12,545		Assurant, Inc	1,041,360
327,242	*	Berkshire Hathaway, Inc (Class B)	47,211,203
81,594		Chubb Ltd	10,220,464
26,097		Cincinnati Financial Corp	1,949,446
66,328		Hartford Financial Services Group, Inc	2,643,171
40,303		Lincoln National Corp	1,760,032
46,929		Loews Corp	1,939,576
89,039		Marsh & McLennan Cos, Inc	5,854,314
191,674		Metlife, Inc	8,192,147
45,366		Principal Financial Group	2,115,417
105,341		Progressive Corp	3,424,636
76,174		Prudential Financial, Inc	5,735,140
21,101		Torchmark Corp	1,305,519
50,070		Travelers Cos, Inc	5,819,135
45,196		UnumProvident Corp	1,509,998
23,633		Willis Towers Watson plc	2,921,512
47,822		XL Group Ltd	1,655,119
		TOTAL INSURANCE	132,018,031

MATERIALS - 2.9%
33,165		Air Products & Chemicals, Inc	4,955,514
19,665		Albemarle Corp	1,655,203
231,454		Alcoa, Inc	2,458,042
15,387		Avery Dennison Corp	1,198,494
29,911		Ball Corp	2,113,810
42,843		CF Industries Holdings, Inc	1,057,365
196,442		Dow Chemical Co	10,543,042
25,241		Eastman Chemical Co	1,646,470
223

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

45,360		Ecolab, Inc	$5,369,717
152,575		EI du Pont de Nemours & Co	10,553,613
22,610		FMC Corp	1,074,879
222,023		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,877,418
13,632		International Flavors & Fragrances, Inc	1,816,464
72,469		International Paper Co	3,319,805
60,888		LyondellBasell Industries AF S.C.A	4,582,431
10,828		Martin Marietta Materials, Inc	2,194,294
76,226		Monsanto Co	8,138,650
62,329		Mosaic Co	1,682,883
93,276		Newmont Mining Corp	4,104,144
53,897		Nucor Corp	2,891,035
28,333	*	Owens-Illinois, Inc	532,377
46,496		PPG Industries, Inc	4,868,596
49,079		Praxair, Inc	5,719,667
34,386		Sealed Air Corp	1,622,332
13,726		Sherwin-Williams Co	4,114,094
22,741		Vulcan Materials Co	2,819,429
43,099		WestRock Co	1,849,378
		TOTAL MATERIALS	95,759,146

MEDIA - 2.6%
71,327		CBS Corp (Class B)	3,724,696
422,785		Comcast Corp (Class A)	28,432,291
31,504	*	Discovery Communications, Inc (Class A)	790,435
39,790	*	Discovery Communications, Inc (Class C)	976,447
68,134		Interpublic Group of Cos, Inc	1,571,170
65,064		News Corp	843,880
16,576		News Corp (Class B)	222,781
40,539		Omnicom Group, Inc	3,335,954
16,189		Scripps Networks Interactive (Class A)	1,069,445
36,141		TEGNA, Inc	791,488
136,549		Time Warner, Inc	10,466,481
188,602		Twenty-First Century Fox, Inc	5,024,357
75,059		Twenty-First Century Fox, Inc (Class B)	2,028,845
59,918		Viacom, Inc (Class B)	2,724,472
261,352		Walt Disney Co	25,076,725
		TOTAL MEDIA	87,079,467

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
280,756		AbbVie, Inc	18,594,470
55,874		Agilent Technologies, Inc	2,688,098
39,053	*	Alexion Pharmaceuticals, Inc	5,022,216
69,055	*	Allergan plc	17,467,462
131,374		Amgen, Inc	22,600,269
38,362	*	Biogen Idec, Inc	11,122,295
291,702		Bristol-Myers Squibb Co	21,822,227
135,977	*	Celgene Corp	15,255,260
168,797		Eli Lilly & Co	13,991,583
35,926	*	Endo International plc	623,675
232,250		Gilead Sciences, Inc	18,456,908
26,140	*	Illumina, Inc	4,348,389
481,547		Johnson & Johnson	60,304,131
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,861	*	Mallinckrodt plc	$1,270,100
483,825		Merck & Co, Inc	28,381,175
73,332	*	Mylan NV	3,431,204
18,134		PerkinElmer, Inc	1,032,187
24,711		Perrigo Co plc	2,258,338
1,060,541		Pfizer, Inc	39,123,357
13,598	*	Regeneron Pharmaceuticals, Inc	5,780,782
68,137		Thermo Electron Corp	10,822,881
43,510	*	Vertex Pharmaceuticals, Inc	4,220,470
14,811	*	Waters Corp	2,353,912
79,155		Zoetis Inc	3,994,953
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	314,966,342

REAL ESTATE - 3.2%
74,834		American Tower Corp	8,663,532
30,726		Apartment Investment & Management Co (Class A)	1,412,474
23,145		AvalonBay Communities, Inc	4,296,869
27,710		Boston Properties, Inc	3,938,422
49,496	*	CBRE Group, Inc	1,408,161
59,633		Crown Castle International Corp	5,786,190
26,926		Digital Realty Trust, Inc	2,812,690
11,843		Equinix, Inc	4,415,900
64,534		Equity Residential	4,387,667
11,950		Essex Property Trust, Inc	2,794,866
21,364		Extra Space Storage, Inc	1,837,731
12,464		Federal Realty Investment Trust	2,115,141
105,167		General Growth Properties, Inc	3,360,086
82,096		HCP, Inc	3,220,626
127,446		Host Marriott Corp	2,260,892
40,633		Iron Mountain, Inc	1,674,486
71,052		Kimco Realty Corp	2,280,769
21,158		Macerich Co	1,888,140
90,016		Prologis, Inc	4,904,972
26,098		Public Storage, Inc	6,235,334
44,311		Realty Income Corp	3,166,907
53,960		Simon Property Group, Inc	12,251,078
17,068		SL Green Realty Corp	2,010,952
44,842		UDR, Inc	1,669,468
59,219		Ventas, Inc	4,510,119
30,868		Vornado Realty Trust	3,315,223
61,342		Welltower, Inc	4,866,261
129,048		Weyerhaeuser Co	4,222,451
		TOTAL REAL ESTATE	105,707,407

RETAILING - 5.6%
12,591		Advance Auto Parts, Inc	2,138,707
67,648	*	Amazon.com, Inc	51,331,979
12,307	*	Autonation, Inc	656,578
5,362	*	AutoZone, Inc	4,364,507
29,326	*	Bed Bath & Beyond, Inc	1,318,204
48,651		Best Buy Co, Inc	1,634,674
33,970	*,e	Carmax, Inc	1,979,092
49,543		Dollar General Corp	4,693,704
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

40,630	*	Dollar Tree, Inc	$3,912,263
20,225		Expedia, Inc	2,359,246
22,984		Foot Locker, Inc	1,370,306
40,729	e	Gap, Inc	1,050,401
25,337		Genuine Parts Co	2,590,455
217,117		Home Depot, Inc	30,014,254
32,336		Kohl’s Corp	1,344,854
44,384		L Brands, Inc	3,279,978
52,061	*	LKQ Corp	1,790,378
154,390		Lowe’s Companies, Inc	12,703,209
54,855		Macy’s, Inc	1,965,455
74,980	*	NetFlix, Inc	6,841,925
23,058	e	Nordstrom, Inc	1,019,855
17,192	*	O’Reilly Automotive, Inc	4,996,511
8,676	*	Priceline.com, Inc	11,719,628
70,117		Ross Stores, Inc	4,335,334
13,536		Signet Jewelers Ltd	1,189,950
111,577		Staples, Inc	1,036,550
102,737		Target Corp	7,739,178
18,852	e	Tiffany & Co	1,216,331
114,696		TJX Companies, Inc	9,372,957
22,822		Tractor Supply Co	2,091,636
19,706	*	TripAdvisor, Inc	1,378,829
10,973	*	Ulta Salon Cosmetics & Fragrance, Inc	2,866,257
14,993	*	Urban Outfitters, Inc	448,291
		TOTAL RETAILING	186,751,476

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
55,375		Analog Devices, Inc	3,534,586
188,042		Applied Materials, Inc	4,943,624
64,828		Broadcom Ltd	10,500,839
13,293	*	First Solar, Inc	620,517
821,022		Intel Corp	28,620,827
26,474		Kla-Tencor Corp	2,004,347
27,126		Lam Research Corp	2,435,101
43,125		Linear Technology Corp	2,587,069
40,284		Microchip Technology, Inc	2,241,402
184,442	*	Micron Technology, Inc	2,534,233
88,654		Nvidia Corp	5,062,143
21,815	*	Qorvo, Inc	1,379,363
257,081		Qualcomm, Inc	16,088,129
32,404		Skyworks Solutions, Inc	2,139,312
175,199		Texas Instruments, Inc	12,220,130
44,798		Xilinx, Inc	2,288,282
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	99,199,904

SOFTWARE & SERVICES - 12.3%
109,299		Accenture plc	12,330,020
89,662		Activision Blizzard, Inc	3,600,826
85,815	*	Adobe Systems, Inc	8,397,856
30,259	*	Akamai Technologies, Inc	1,528,987
10,127	*	Alliance Data Systems Corp	2,345,616
51,354	*	Alphabet, Inc (Class A)	40,638,474
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

51,476	*	Alphabet, Inc (Class C)	$39,574,234
38,555	*	Autodesk, Inc	2,292,095
80,566		Automatic Data Processing, Inc	7,166,346
50,803		CA, Inc	1,760,324
26,290	*	Citrix Systems, Inc	2,343,228
105,712	*	Cognizant Technology Solutions Corp (Class A)	6,077,383
24,143		CSRA, Inc	649,929
184,527	*	eBay, Inc	5,749,861
51,895	*	Electronic Arts, Inc	3,960,626
404,134	*	Facebook, Inc	50,088,368
47,481		Fidelity National Information Services, Inc	3,776,164
39,986	*	Fiserv, Inc	4,412,855
26,058		Global Payments, Inc	1,945,490
153,848		International Business Machines Corp	24,711,066
45,811		Intuit, Inc	5,084,563
170,230		MasterCard, Inc (Class A)	16,212,705
1,374,054		Microsoft Corp	77,881,381
543,924		Oracle Corp	22,322,641
58,274		Paychex, Inc	3,454,483
194,028	*	PayPal Holdings, Inc	7,225,603
33,679	*	Red Hat, Inc	2,535,692
111,037	*	Salesforce.com, Inc	9,082,826
105,658		Symantec Corp	2,158,593
23,236	*	Teradata Corp	659,438
28,512		Total System Services, Inc	1,451,831
16,557	*,e	VeriSign, Inc	1,434,002
333,712		Visa, Inc (Class A)	26,046,222
84,711		Western Union Co	1,694,220
161,370		Xerox Corp	1,662,111
152,393	*	Yahoo!, Inc	5,819,888
		TOTAL SOFTWARE & SERVICES	408,075,947

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
53,345		Amphenol Corp (Class A)	3,175,094
956,866		Apple, Inc	99,715,006
883,488		Cisco Systems, Inc	26,972,889
185,308		Corning, Inc	4,117,544
340,678		EMC Corp	9,634,374
11,371	*	F5 Networks, Inc	1,403,409
28,974		Flir Systems, Inc	943,973
21,199		Harris Corp	1,836,257
289,636		Hewlett Packard Enterprise Co	6,088,149
298,349		HP, Inc	4,179,869
60,727		Juniper Networks, Inc	1,377,896
27,497		Motorola, Inc	1,907,742
50,024		NetApp, Inc	1,318,132
52,492	e	Seagate Technology, Inc	1,681,319
61,778		TE Connectivity Ltd	3,723,978
49,348		Western Digital Corp	2,344,523
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	170,420,154

TELECOMMUNICATION SERVICES - 2.8%
1,074,616		AT&T, Inc	46,520,127
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

98,249		CenturyTel, Inc	$3,088,949
235,428	e	Frontier Communications Corp	1,224,226
49,424	*	Level 3 Communications, Inc	2,500,854
710,118		Verizon Communications, Inc	39,347,638
		TOTAL TELECOMMUNICATION SERVICES	92,681,794

TRANSPORTATION - 2.0%
21,786		Alaska Air Group, Inc	1,464,455
100,940		American Airlines Group, Inc	3,583,370
24,908		CH Robinson Worldwide, Inc	1,734,095
163,905		CSX Corp	4,643,429
134,507		Delta Air Lines, Inc	5,212,146
31,740		Expeditors International of Washington, Inc	1,568,908
43,569		FedEx Corp	7,053,821
15,206		J.B. Hunt Transport Services, Inc	1,264,075
20,503		Kansas City Southern Industries, Inc	1,970,543
51,624		Norfolk Southern Corp	4,634,803
9,386		Ryder System, Inc	618,537
110,735		Southwest Airlines Co	4,098,302
146,362		Union Pacific Corp	13,618,984
59,580	*	United Continental Holdings, Inc	2,793,706
121,545		United Parcel Service, Inc (Class B)	13,139,015
		TOTAL TRANSPORTATION	67,398,189

UTILITIES - 3.4%
114,909		AES Corp	1,419,126
37,670		Alliant Energy Corp	1,516,218
44,847		Ameren Corp	2,351,777
85,706		American Electric Power Co, Inc	5,939,426
32,583		American Water Works Co, Inc	2,690,704
73,642		Centerpoint Energy, Inc	1,761,517
48,004		CMS Energy Corp	2,168,821
55,130		Consolidated Edison, Inc	4,414,810
106,390		Dominion Resources, Inc	8,300,548
30,645		DTE Energy Co	2,988,500
122,177		Duke Energy Corp	10,457,129
56,861		Edison International	4,399,904
31,956		Entergy Corp	2,600,899
53,660		Eversource Energy	3,138,573
159,228		Exelon Corp	5,936,020
74,859		FirstEnergy Corp	2,614,076
80,740		NextEra Energy, Inc	10,358,135
52,637		NiSource, Inc	1,350,665
62,965		NRG Energy, Inc	871,436
84,648		PG&E Corp	5,412,393
20,505		Pinnacle West Capital Corp	1,617,229
118,028		PPL Corp	4,450,836
86,431		Public Service Enterprise Group, Inc	3,976,690
24,410		SCANA Corp	1,829,285
40,245		Sempra Energy	4,502,611
162,825		Southern Co	8,711,138
54,773		WEC Energy Group, Inc	3,555,315
88,668		Xcel Energy, Inc	3,899,619
228

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

		TOTAL UTILITIES			$113,233,400

		TOTAL COMMON STOCKS			3,294,883,128
		(Cost $2,328,747,945)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.6%
$20,200,000	d	Federal Home Loan Bank (FHLB)	0.090%	08/01/16	20,200,000
		TOTAL GOVERNMENT AGENCY DEBT			20,200,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
20,111,846	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			20,111,846
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,111,846

		TOTAL SHORT-TERM INVESTMENTS			40,311,846
		(Cost $40,311,846)
		TOTAL INVESTMENTS - 100.4%			3,335,194,974
		(Cost $2,369,059,791)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(14,686,710)
		NET ASSETS - 100.0%			$3,320,508,264

		Abbreviation(s):
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,845,291.
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.2%
80,824	*	American Axle & Manufacturing Holdings, Inc	$1,407,146
58,464		Cooper Tire & Rubber Co	1,928,727
15,552	*	Cooper-Standard Holding, Inc	1,369,354
157,902		Dana Holding Corp	2,153,783
28,048	*	Dorman Products, Inc	1,786,658
25,059		Drew Industries, Inc	2,295,655
31,308	*	Federal Mogul Corp (Class A)	276,763
23,660	*	Fox Factory Holding Corp	454,035
38,495	*	Gentherm, Inc	1,291,892
20,258	*	Horizon Global Corp	264,367
15,712		Metaldyne Performance Group, Inc	249,664
49,523	*	Modine Manufacturing Co	475,421
19,311	*	Motorcar Parts of America, Inc	541,287
35,022		Spartan Motors, Inc	297,337
22,677		Standard Motor Products, Inc	951,073
27,332	*	Stoneridge, Inc	455,898
3,609		Strattec Security Corp	160,961
26,499		Superior Industries International, Inc	809,809
59,325	*	Tenneco, Inc	3,353,049
21,621		Tower International, Inc	499,013
6,937		Unique Fabricating, Inc	93,233
28,270		Winnebago Industries, Inc	671,695
12,022	*	Workhorse Group, Inc	78,985
		TOTAL AUTOMOBILES & COMPONENTS	21,865,805

BANKS - 11.5%
16,568		1st Source Corp	556,850
8,611		Access National Corp	191,423
6,315		ACNB Corp	163,243
11,561	*,e	Allegiance Bancshares, Inc	292,031
9,239		American National Bankshares, Inc	242,616
35,942		Ameris Bancorp	1,191,837
9,067	e	Ames National Corp	246,169
32,924		Apollo Residential Mortgage	446,779
12,130		Arrow Financial Corp	383,187
96,530		Astoria Financial Corp	1,416,095
18,224	*	Atlantic Capital Bancshares, Inc	270,262
52,033		Banc of California, Inc	1,154,092
8,277		Bancfirst Corp	542,723
31,271		Banco Latinoamericano de Exportaciones S.A. (Class E)	854,324
91,403		Bancorpsouth, Inc	2,177,219
45,418		Bank Mutual Corp	346,993
6,597		Bank of Marin Bancorp	327,079
93,747		Bank of the Ozarks, Inc	3,373,952
18,313		BankFinancial Corp	223,419
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,048	e	Bankwell Financial Group, Inc	$133,116
31,661		Banner Corp	1,321,530
6,279		Bar Harbor Bankshares	230,314
19,014	e	Bear State Financial, Inc	181,394
74,119		Beneficial Bancorp, Inc	1,005,054
32,242		Berkshire Hills Bancorp, Inc	850,222
26,774		Blue Hills Bancorp, Inc	381,529
39,938		BNC Bancorp	968,896
63,261	*,e	BofI Holding, Inc	1,064,050
86,390		Boston Private Financial Holdings, Inc	1,047,047
17,673		Bridge Bancorp, Inc	514,461
72,980		Brookline Bancorp, Inc	831,242
17,744		Bryn Mawr Bank Corp	520,431
7,742	*	BSB Bancorp, Inc	178,066
3,418	e	C&F Financial Corp	156,168
2,510	e	California First National Bancorp	36,495
10,738		Camden National Corp	466,888
20,968		Capital Bank Financial Corp	626,733
10,709		Capital City Bank Group, Inc	153,246
134,592		Capitol Federal Financial	1,907,169
33,212		Cardinal Financial Corp	855,541
10,823		Carolina Financial Corp	207,044
31,440	*	Cascade Bancorp	177,322
78,731		Cathay General Bancorp	2,360,355
48,983		Centerstate Banks of Florida, Inc	816,057
31,740		Central Pacific Financial Corp	778,582
9,248		Central Valley Community Bancorp	138,258
3,258		Century Bancorp, Inc	142,244
15,283		Charter Financial Corp	199,290
40,347	e	Chemical Financial Corp	1,669,559
3,316	e	Chemung Financial Corp	104,918
12,392		Citizens & Northern Corp	264,073
15,519		City Holding Co	724,737
24,639		Clifton Bancorp, Inc	369,092
13,729		CNB Financial Corp	253,300
39,261		CoBiz, Inc	484,873
8,128		Codorus Valley Bancorp, Inc	172,395
61,296		Columbia Banking System, Inc	1,858,495
45,256		Community Bank System, Inc	1,997,147
16,054		Community Trust Bancorp, Inc	558,358
13,313	*	CommunityOne Bancorp	173,335
30,890		ConnectOne Bancorp, Inc	522,350
5,113	e	County Bancorp, Inc	106,453
17,572	*	CU Bancorp	417,511
25,687	*	Customers Bancorp, Inc	661,183
107,686		CVB Financial Corp	1,771,435
32,145		Dime Community Bancshares	556,108
32,322	*	Eagle Bancorp, Inc	1,666,199
8,887		Enterprise Bancorp, Inc	210,355
20,551		Enterprise Financial Services Corp	591,047
5,310	*	Equity Bancshares, Inc	119,953
8,588		ESSA Bancorp, Inc	121,606
78,831	*	Essent Group Ltd	1,888,791
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

106,973		EverBank Financial Corp	$1,921,235
7,391		Farmers Capital Bank Corp	218,330
26,239		Farmers National Banc Corp	250,582
31,378	*	FCB Financial Holdings, Inc	1,097,289
9,054		Federal Agricultural Mortgage Corp (Class C)	347,945
21,907		Fidelity Southern Corp	377,019
14,626		Financial Institutions, Inc	393,439
20,790		First Bancorp (NC)	389,189
127,382	*	First Bancorp (Puerto Rico)	584,683
10,483		First Bancorp, Inc	231,150
31,904		First Busey Corp	718,797
8,781		First Business Financial Services, Inc	208,197
7,995		First Citizens Bancshares, Inc (Class A)	2,076,941
93,506		First Commonwealth Financial Corp	902,333
15,815		First Community Bancshares, Inc	362,638
14,324	*,e	First Community Financial Partners, Inc	129,059
15,404		First Connecticut Bancorp	248,004
9,327		First Defiance Financial Corp	388,843
64,587		First Financial Bancorp	1,376,349
67,366	e	First Financial Bankshares, Inc	2,301,896
10,889		First Financial Corp	417,049
9,578		First Financial Northwest, Inc	133,900
13,906	*	First Foundation, Inc	331,102
5,506	e	First Internet Bancorp	130,217
20,216		First Interstate Bancsystem, Inc	587,073
43,024		First Merchants Corp	1,127,229
6,040		First Mid-Illinois Bancshares, Inc	152,148
84,966		First Midwest Bancorp, Inc	1,586,315
16,492	*	First NBC Bank Holding Co	313,843
11,717	*,e	First Northwest Bancorp	153,258
15,052		First of Long Island Corp	456,828
174,064		FirstMerit Corp	3,695,379
21,814	*	Flagstar Bancorp, Inc	576,108
29,148		Flushing Financial Corp	650,292
220,806		FNB Corp	2,638,632
9,897	*	Franklin Financial Network, Inc	335,310
181,009		Fulton Financial Corp	2,470,773
15,273		German American Bancorp, Inc	519,282
80,443		Glacier Bancorp, Inc	2,218,618
11,574		Great Southern Bancorp, Inc	453,701
61,907		Great Western Bancorp, Inc	2,053,455
21,828	*	Green Bancorp, Inc	213,478
3,193		Greene County Bancorp, Inc	53,195
15,860		Guaranty Bancorp	267,558
29,360	*,e	Hampton Roads Bankshares, Inc	60,188
81,426		Hancock Holding Co	2,360,540
33,100		Hanmi Financial Corp	811,612
23,176		Heartland Financial USA, Inc	851,023
27,484		Heritage Commerce Corp	288,032
31,567		Heritage Financial Corp	551,160
25,348		Heritage Oaks Bancorp	206,333
78,906	*	Hilltop Holdings, Inc	1,718,573
1,287		Hingham Institution for Savings	168,597
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,086	e	Home Bancorp, Inc	$176,129
127,714		Home Bancshares, Inc	2,665,391
21,697	*	HomeStreet, Inc	483,843
17,710	*	HomeTrust Bancshares, Inc	325,510
82,096	*	Hope Bancorp, Inc	1,261,816
11,432		Horizon Bancorp	314,609
43,026		IBERIABANK Corp	2,687,834
8,512	*,e	Impac Mortgage Holdings, Inc	147,683
27,334		Independent Bank Corp (MA)	1,372,440
21,819		Independent Bank Corp (MI)	335,576
11,731		Independent Bank Group, Inc	495,752
57,778		International Bancshares Corp	1,584,273
314,064		Investors Bancorp, Inc	3,567,767
97,449		Kearny Financial Corp	1,268,786
8,307	e	Lake Sunapee Bank Group	153,181
41,033		Lakeland Bancorp, Inc	488,703
17,146		Lakeland Financial Corp	880,447
9,266	e	LCNB Corp	164,379
46,855		LegacyTexas Financial Group, Inc	1,336,305
6,707	*,e	LendingTree, Inc	677,273
20,626	e	Live Oak Bancshares, Inc	270,407
27,823	e	Macatawa Bank Corp	215,628
24,354		MainSource Financial Group, Inc	542,364
73,892		MB Financial, Inc	2,836,714
18,775		MBT Financial Corp	168,787
17,088		Mercantile Bank Corp	430,276
6,064		Merchants Bancshares, Inc	192,714
51,587		Meridian Bancorp, Inc	758,329
8,659		Meta Financial Group, Inc	473,561
360,239	*	MGIC Investment Corp	2,590,118
4,935		Middleburg Financial Corp	138,772
3,855	*	Midland States Bancorp, Inc	87,740
8,766		MidWestOne Financial Group, Inc	253,776
5,746		MutualFirst Financial, Inc	165,083
27,862		National Bank Holdings Corp	558,076
7,556	e	National Bankshares, Inc	263,024
8,959	*	National Commerce Corp	217,793
36,124	*,e	Nationstar Mortgage Holdings, Inc	456,246
44,845		NBT Bancorp, Inc	1,337,278
8,027	*	Nicolet Bankshares, Inc	291,862
52,135	*	NMI Holdings, Inc	327,408
45,004		Northfield Bancorp, Inc	671,910
7,136		Northrim BanCorp, Inc	202,662
101,464		Northwest Bancshares, Inc	1,512,828
21,698		OceanFirst Financial Corp	409,224
51,712	*,e	Ocwen Financial Corp	103,424
46,066		OFG Bancorp	488,760
8,830		Old Line Bancshares, Inc	169,006
139,391		Old National Bancorp	1,834,386
30,397		Old Second Bancorp, Inc	229,497
17,811		Opus Bank	574,939
40,721		Oritani Financial Corp	660,495
7,819	e	Orrstown Financial Services, Inc	151,219
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,565		Pacific Continental Corp	$283,301
16,248	*	Pacific Mercantile Bancorp	110,974
28,496	*	Pacific Premier Bancorp, Inc	688,178
14,044	e	Park National Corp	1,257,219
54,474		Park Sterling Bank	420,539
16,757		Peapack Gladstone Financial Corp	336,313
4,955	e	Penns Woods Bancorp, Inc	209,844
14,370	*	PennyMac Financial Services, Inc	181,206
17,274		Peoples Bancorp, Inc	387,801
7,171		Peoples Financial Services Corp	283,039
13,702		People’s Utah Bancorp	244,855
55,915	*	PHH Corp	816,918
45,499		Pinnacle Financial Partners, Inc	2,416,452
12,959		Preferred Bank	423,371
8,937	e	Premier Financial Bancorp, Inc	159,436
82,931		PrivateBancorp, Inc	3,665,550
70,679		Prosperity Bancshares, Inc	3,610,990
4,621	*	Provident Bancorp, Inc	73,613
6,980		Provident Financial Holdings, Inc	136,040
64,252		Provident Financial Services, Inc	1,294,678
12,933		QCR Holdings, Inc	383,334
227,317		Radian Group, Inc	2,932,389
43,016		Renasant Corp	1,385,976
10,205		Republic Bancorp, Inc (Class A)	304,211
35,457	*,e	Republic First Bancorp, Inc	155,656
36,174		S&T Bancorp, Inc	922,075
24,851		Sandy Spring Bancorp, Inc	741,554
31,299	*	Seacoast Banking Corp of Florida	499,845
24,418	e	ServisFirst Bancshares, Inc	1,236,283
13,264		Shore Bancshares, Inc	155,985
11,762		SI Financial Group, Inc	157,258
12,483		Sierra Bancorp	223,196
30,689		Simmons First National Corp (Class A)	1,410,160
24,951		South State Corp	1,819,177
6,070	*	Southern First Bancshares, Inc	164,254
6,160		Southern Missouri Bancorp, Inc	150,366
11,826	e	Southern National Bancorp of Virginia, Inc	157,641
25,854		Southside Bancshares, Inc	790,874
19,457		Southwest Bancorp, Inc	377,855
37,528		State Bank & Trust Co	821,113
133,484		Sterling Bancorp/DE	2,254,545
22,952		Stock Yards Bancorp, Inc	678,002
12,323		Stonegate Bank	390,516
11,789		Suffolk Bancorp	387,976
8,756	e	Summit Financial Group, Inc	172,055
11,696	*	Sun Bancorp, Inc	249,593
61,554		Talmer Bancorp Inc	1,293,865
8,752		Territorial Bancorp, Inc	235,429
48,714	*	Texas Capital Bancshares, Inc	2,364,578
37,085	*	The Bancorp, Inc	196,550
15,462		Tompkins Trustco, Inc	1,124,706
59,001	e	TowneBank	1,354,073
21,675		Trico Bancshares	563,983
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,143	*	Tristate Capital Holdings, Inc	$330,251
15,773	*	Triumph Bancorp, Inc	275,554
97,628		Trustco Bank Corp NY	647,274
71,187		Trustmark Corp	1,857,981
47,381		UMB Financial Corp	2,625,381
231,881		Umpqua Holdings Corp	3,531,548
45,788		Union Bankshares Corp	1,228,950
4,089	e	Union Bankshares, Inc	142,543
69,365	e	United Bankshares, Inc	2,656,679
74,067		United Community Banks, Inc	1,425,049
48,476		United Community Financial Corp	321,881
51,535		United Financial Bancorp, Inc (New)	677,685
31,685		Univest Corp of Pennsylvania	668,237
259,430		Valley National Bancorp	2,353,030
8,763	*	Veritex Holdings, Inc	152,213
28,959	*	Walker & Dunlop, Inc	685,460
20,194	*,e	Walter Investment Management Corp	57,957
96,014		Washington Federal, Inc	2,400,350
15,729		Washington Trust Bancorp, Inc	597,073
8,567		WashingtonFirst Bankshares, Inc	205,608
26,917		Waterstone Financial, Inc	422,059
96,520		Webster Financial Corp	3,470,859
37,361		WesBanco, Inc	1,155,202
16,754		West Bancorporation, Inc	318,326
26,153	e	Westamerica Bancorporation	1,230,237
16,829		Westfield Financial, Inc	132,444
75,937		Wilshire Bancorp, Inc	815,563
54,166		Wintrust Financial Corp	2,859,965
214,013	*	WMIH Corp	517,911
30,325		WSFS Financial Corp	1,067,137
52,651		Yadkin Financial Corp	1,326,279
5,174		Your Community Bankshares, Inc	192,525
		TOTAL BANKS	212,363,633

CAPITAL GOODS - 8.6%
43,045		Aaon, Inc	1,139,832
35,120		AAR Corp	848,499
62,631		Actuant Corp (Class A)	1,487,486
36,663	e	Advanced Drainage Systems, Inc	979,269
36,336	*	Aegion Corp	745,615
63,247	*	Aerojet Rocketdyne Holdings, Inc	1,192,838
22,155	*	Aerovironment, Inc	628,094
50,402		Aircastle Ltd	1,119,932
9,961		Alamo Group, Inc	668,682
30,223		Albany International Corp (Class A)	1,279,340
6,660		Allied Motion Technologies, Inc	150,649
26,884		Altra Holdings, Inc	763,506
19,600	*	Ameresco, Inc	97,020
8,199		American Railcar Industries, Inc	344,440
7,186		American Science & Engineering, Inc	265,235
12,445	*	American Superconductor Corp	114,245
14,596	*	American Woodmark Corp	1,083,461
30,234		Apogee Enterprises, Inc	1,413,439
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,378		Applied Industrial Technologies, Inc	$1,801,847
14,120		Argan, Inc	651,356
24,683	*	Armstrong Flooring, Inc	491,932
20,433		Astec Industries, Inc	1,231,701
20,538	*	Astronics Corp	785,989
27,396		AZZ, Inc	1,700,744
48,303	*	Babcock & Wilcox Enterprises, Inc	741,934
53,178		Barnes Group, Inc	2,017,042
63,129	*	Beacon Roofing Supply, Inc	2,968,326
5,094	*,e	Blue Bird Corp	71,774
58,199	*	BMC Stock Holdings, Inc	1,184,350
44,892		Briggs & Stratton Corp	1,020,395
88,520	*	Builders FirstSource, Inc	1,141,023
25,137		Caesarstone Sdot-Yam Ltd	942,386
17,366	*	CAI International, Inc	149,000
32,255	*	Chart Industries, Inc	968,295
17,514		CIRCOR International, Inc	997,247
50,344		Clarcor, Inc	3,134,417
19,970		Columbus McKinnon Corp	331,302
39,142		Comfort Systems USA, Inc	1,189,134
37,223	*	Continental Building Products Inc	872,879
15,201	*	CSW Industrials, Inc	515,770
26,613		Cubic Corp	1,086,875
46,772		Curtiss-Wright Corp	4,162,240
66,227	*	DigitalGlobe, Inc	1,785,480
23,343		Douglas Dynamics, Inc	625,592
10,767	*	Ducommun, Inc	208,234
14,530	*,e	DXP Enterprises, Inc	241,779
32,357	*	Dycom Industries, Inc	3,043,176
14,776		Dynamic Materials Corp	151,306
64,183		EMCOR Group, Inc	3,574,993
21,324		Encore Wire Corp	800,290
15,579	*,e	Energous Corp	193,491
36,255	*,e	Energy Recovery, Inc	387,929
45,817		EnerSys	2,856,690
19,004		Engility Holdings, Inc	551,876
23,074		EnPro Industries, Inc	1,055,636
27,038		ESCO Technologies, Inc	1,145,059
31,217	*	Esterline Technologies Corp	1,898,930
64,298		Federal Signal Corp	845,519
48,808		Franklin Electric Co, Inc	1,889,846
11,886		Freightcar America, Inc	177,101
25,042	*,e	FuelCell Energy, Inc	134,976
42,989	e	GATX Corp	1,922,898
5,412	*	Gencor Industries, Inc	95,251
68,989	*,e	Generac Holdings, Inc	2,607,094
51,255		General Cable Corp	754,986
33,309	*	Gibraltar Industries, Inc	1,175,142
22,186		Global Brass & Copper Holdings, Inc	628,308
7,514	*	GMS, Inc	189,729
18,978		Gorman-Rupp Co	514,114
9,437		Graham Corp	170,055
41,717		Granite Construction, Inc	2,076,672
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,993	*	Great Lakes Dredge & Dock Corp	$261,929
28,619	e	Greenbrier Cos, Inc	939,562
32,494		Griffon Corp	556,947
33,239		H&E Equipment Services, Inc	618,910
12,403		Hardinge, Inc	125,270
86,773		Harsco Corp	849,508
35,254	*,e	HC2 Holdings, Inc	162,168
62,376		Hillenbrand, Inc	2,017,864
6,745		Hurco Cos, Inc	179,619
9,948		Hyster-Yale Materials Handling, Inc	634,583
8,221	*	IES Holdings, Inc	127,837
18,487		Insteel Industries, Inc	643,163
30,649		John Bean Technologies Corp	2,051,031
104,125	e	Joy Global, Inc	2,876,974
11,311		Kadant, Inc	621,426
28,335		Kaman Corp	1,222,939
83,398		Kennametal, Inc	2,073,274
37,897	*,e	KEYW Holding Corp	388,065
55,774	*	KLX, Inc	1,801,500
50,479	*,e	Kratos Defense & Security Solutions, Inc	222,612
6,694	*	Lawson Products, Inc	109,782
19,149	*,e	Layne Christensen Co	153,192
11,250	e	Lindsay Corp	789,300
25,067		LSI Industries, Inc	274,734
17,697	*	Lydall, Inc	790,702
134,110		Manitowoc Co, Inc	746,993
32,057	*	Masonite International Corp	2,238,540
69,869	*	Mastec, Inc	1,708,297
41,651	*	Mercury Systems, Inc	1,079,594
91,807	*	Meritor, Inc	769,343
14,836	*	Milacron Holdings Corp	255,476
11,012		Miller Industries, Inc	236,318
33,782	*	Moog, Inc (Class A)	1,860,375
99,156	*	MRC Global, Inc	1,311,834
59,830		Mueller Industries, Inc	2,036,613
164,604		Mueller Water Products, Inc (Class A)	1,952,203
18,502	*	MYR Group, Inc	456,444
5,194	e	National Presto Industries, Inc	465,071
52,489	*,e	Navistar International Corp	672,909
28,736	*	NCI Building Systems, Inc	466,098
10,118	*	Neff Corp	98,853
27,729		NN, Inc	467,788
10,374	*	Nortek, Inc	901,293
113,016	*	NOW, Inc	2,069,323
7,755	*	NV5 Holdings, Inc	249,478
2,779		Omega Flex, Inc	94,792
29,546	*	Orion Marine Group, Inc	166,935
15,315	*	Patrick Industries, Inc	988,736
50,365	*	Pgt, Inc	604,380
190,665	*,e	Plug Power, Inc	341,290
22,422	*	Ply Gem Holdings, Inc	344,402
8,999		Powell Industries, Inc	331,523
5,278	*	Power Solutions International, Inc	92,840
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,540		Preformed Line Products Co	$124,130
42,506		Primoris Services Corp	767,233
26,050	*,e	Proto Labs, Inc	1,433,792
36,145		Quanex Building Products Corp	722,539
38,784		Raven Industries, Inc	805,156
24,053	*	RBC Bearings, Inc	1,828,750
87,594	*	Rexnord Corp	1,864,876
6,923	*,e	Rush Enterprises, Inc	161,514
31,214	*	Rush Enterprises, Inc (Class A)	717,298
44,065		Simpson Manufacturing Co, Inc	1,797,852
12,290	*	SiteOne Landscape Supply, Inc	477,344
9,657	*	Sparton Corp	200,962
43,873	*	SPX Corp	664,237
37,187	*	SPX FLOW, Inc	1,014,461
13,617		Standex International Corp	1,209,190
24,050		Sun Hydraulics Corp	726,310
66,670	*,e	Sunrun, Inc	345,351
13,641		Supreme Industries, Inc	229,169
55,449	*,e	Taser International, Inc	1,605,803
36,143	*	Teledyne Technologies, Inc	3,795,015
18,559		Tennant Co	1,189,261
24,308	e	Textainer Group Holdings Ltd	288,779
11,638	*,e	The ExOne Company	118,475
33,761	*	Thermon Group Holdings	681,297
47,340	e	Titan International, Inc	312,917
18,640	*,e	Titan Machinery, Inc	208,954
31,222	*	Trex Co, Inc	1,514,267
46,742	*	Trimas Corp	835,280
35,497		Triton International Ltd	595,995
52,052		Triumph Group, Inc	1,604,763
39,831	*	Tutor Perini Corp	1,000,555
45,374	*	Univar, Inc	830,798
20,739		Universal Forest Products, Inc	2,242,301
11,275	*	Vectrus, Inc	351,216
8,698	*	Veritiv Corp	367,230
16,534	*	Vicor Corp	175,260
68,103	*	Wabash National Corp	986,131
29,471		Watts Water Technologies, Inc (Class A)	1,822,781
4,471	*,e	Willis Lease Finance Corp	120,717
55,902		Woodward Governor Co	3,272,503
		TOTAL CAPITAL GOODS	158,692,786

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
58,809		ABM Industries, Inc	2,188,283
49,848		Acacia Research (Acacia Technologies)	269,678
113,310	*	ACCO Brands Corp	1,273,604
43,505	*	Advisory Board Co	1,816,769
11,310	*,e	Aqua Metals, Inc	105,296
47,625	*	ARC Document Solutions, Inc	187,643
7,766		Barrett Business Services, Inc	333,783
48,389		Brady Corp (Class A)	1,555,222
47,581		Brink’s Co	1,561,608
42,860	*	Casella Waste Systems, Inc (Class A)	401,170
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,145	*	CBIZ, Inc	$563,687
33,956		CEB, Inc	2,038,718
30,991		Ceco Environmental Corp	286,667
1,670	e	Compx International, Inc	19,873
9,022	*	CRA International, Inc	249,188
51,538		Deluxe Corp	3,483,453
144,544	*,m	Dyax Corp	160,444
27,024		Ennis, Inc	468,056
39,538		Essendant, Inc	792,342
27,169		Exponent, Inc	1,380,457
11,828	*	Franklin Covey Co	194,216
43,782	*	FTI Consulting, Inc	1,875,621
20,719		G & K Services, Inc (Class A)	1,661,871
13,749	*	GP Strategies Corp	288,179
74,631		Healthcare Services Group	2,896,429
19,359		Heidrick & Struggles International, Inc	376,726
13,051	*	Heritage-Crystal Clean, Inc	164,573
62,934		Herman Miller, Inc	2,062,347
35,918	*	Hill International, Inc	149,778
47,856		HNI Corp	2,494,733
22,584	*	Huron Consulting Group, Inc	1,388,239
19,187	*	ICF International, Inc	793,958
16,004	*,e	IDI, Inc	82,901
40,624	*	Innerworkings, Inc	345,710
16,576		Insperity, Inc	1,301,050
68,347		Interface, Inc	1,220,677
31,014		Kelly Services, Inc (Class A)	634,857
25,861		Kforce, Inc	461,877
38,959		Kimball International, Inc (Class B)	443,743
50,277		Knoll, Inc	1,269,494
60,407		Korn/Ferry International	1,389,965
33,864		Matthews International Corp (Class A)	2,035,565
24,870		McGrath RentCorp	792,607
18,086	*	Mistras Group, Inc	453,235
47,241		Mobile Mini, Inc	1,535,805
32,801		MSA Safety, Inc	1,832,920
14,324		Multi-Color Corp	925,044
50,151	*	Navigant Consulting, Inc	988,476
5,347	*	NL Industries, Inc	15,881
53,574	*	On Assignment, Inc	1,979,559
30,868		Quad	782,813
38,137		Resources Connection, Inc	568,241
53,520	*	RPX Corp	538,946
18,253	*	SP Plus Corp	438,620
90,842		Steelcase, Inc (Class A)	1,317,209
30,485	*,e	Team, Inc	841,691
61,269		Tetra Tech, Inc	2,017,588
18,838	*	TRC Cos, Inc	132,243
44,431	*	TriNet Group, Inc	963,708
44,428	*	TrueBlue, Inc	992,077
15,925		Unifirst Corp	1,861,314
23,058		US Ecology, Inc	1,044,527
21,257		Viad Corp	740,169
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,547		VSE Corp	$289,007
38,534	*	WageWorks, Inc	2,381,787
45,592		West Corp	1,008,039
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	67,109,956

CONSUMER DURABLES & APPAREL - 2.6%
13,874	e	Arctic Cat, Inc	216,573
11,265		Bassett Furniture Industries, Inc	290,975
33,332	*	Beazer Homes USA, Inc	319,654
99,483		Callaway Golf Co	1,064,468
8,892	*	Cavco Industries, Inc	883,687
16,957	*	Century Communities, Inc	300,139
28,547		Columbia Sportswear Co	1,634,316
76,715	*	CROCS, Inc	869,181
9,477		CSS Industries, Inc	249,340
11,367		Culp, Inc	324,300
34,237	*	Deckers Outdoor Corp	2,259,984
7,507	*	Delta Apparel, Inc	179,342
9,865		Escalade, Inc	105,851
26,231		Ethan Allen Interiors, Inc	911,003
6,840		Flexsteel Industries, Inc	281,124
44,303	*	Fossil Group, Inc	1,399,975
45,393	*	G-III Apparel Group Ltd	1,817,082
106,620	*	GoPro, Inc	1,347,677
22,516	*,e	Green Brick Partners, Inc	158,963
29,513	*	Helen of Troy Ltd	2,939,790
11,242		Hooker Furniture Corp	260,027
126,782	*,e	Hovnanian Enterprises, Inc (Class A)	233,279
45,578	*,e	Iconix Brand Group, Inc	328,162
21,233	*	Installed Building Products Inc	760,778
28,607	*,e	iRobot Corp	1,084,777
18,424	*,e	Jakks Pacific, Inc	169,869
5,339		Johnson Outdoors, Inc	162,573
87,974	e	KB Home	1,381,192
52,058		La-Z-Boy, Inc	1,573,193
16,275	*,e	LGI Homes, Inc	558,721
23,142		Libbey, Inc	432,524
11,087		Lifetime Brands, Inc	148,455
25,910	*	M/I Homes, Inc	584,270
19,557	*	Malibu Boats Inc	266,757
11,342		Marine Products Corp	103,552
6,594		MCBC Holdings, Inc	75,699
41,732		MDC Holdings, Inc	1,098,386
40,222	*	Meritage Homes Corp	1,463,679
15,730		Movado Group, Inc	355,341
4,040		Nacco Industries, Inc (Class A)	227,331
32,465	*	Nautilus, Inc	611,641
12,045	*,e	New Home Co Inc	118,643
16,039		Oxford Industries, Inc	917,110
40,930	*,e	Performance Sports Group Ltd	136,297
13,223	*	Perry Ellis International, Inc	283,237
40,448	*	Sequential Brands Group, Inc	328,842
57,875	*	Smith & Wesson Holding Corp	1,704,419
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,006	*	Steven Madden Ltd	$2,276,510
19,302		Sturm Ruger & Co, Inc	1,312,536
8,520		Superior Uniform Group, Inc	136,916
32,151	*	Taylor Morrison Home Corp	522,454
40,672	*	TopBuild Corp	1,535,775
157,187	*	TRI Pointe Homes, Inc	2,114,165
59,655	*	Tumi Holdings, Inc	1,595,771
8,533	*	UCP, Inc (Class A)	71,677
16,504	*	Unifi, Inc	446,103
14,946	*	Universal Electronics, Inc	1,155,924
21,621	*	Vera Bradley, Inc	314,802
26,016	*	Vince Holding Corp	130,080
22,901	*	WCI Communities, Inc	385,424
6,440		Weyco Group, Inc	179,934
25,204	*,e	William Lyon Homes, Inc	437,289
102,508		Wolverine World Wide, Inc	2,510,421
30,015	*	Zagg, Inc	189,995
		TOTAL CONSUMER DURABLES & APPAREL	48,237,954

CONSUMER SERVICES - 4.1%
16,699	*	American Public Education, Inc	478,259
90,319	*	Apollo Group, Inc (Class A)	811,968
11,096	*	Ascent Media Corp (Series A)	188,854
89,278	*	Belmond Ltd.	1,025,804
24,626	*	BJ’s Restaurants, Inc	956,474
120,468		Bloomin’ Brands, Inc	2,166,015
20,955		Bob Evans Farms, Inc	770,725
10,354	*	Bojangles’, Inc	179,953
87,164	*	Boyd Gaming Corp	1,709,286
18,796	*	Bridgepoint Education, Inc	134,015
46,355	*	Bright Horizons Family Solutions	3,109,030
19,988	*	Buffalo Wild Wings, Inc	3,357,184
50,112	*	Caesars Acquisition Co	539,205
58,150	*,e	Caesars Entertainment Corp	401,235
12,574	*	Cambium Learning Group, Inc	60,858
11,979		Capella Education Co	717,183
71,403	*	Career Education Corp	493,395
15,987		Carriage Services, Inc	388,644
35,305	*	Carrols Restaurant Group, Inc	427,544
22,522	*	Century Casinos, Inc	143,690
48,097		Cheesecake Factory	2,488,058
83,666	*,e	Chegg, Inc	450,960
14,254		Churchill Downs, Inc	1,869,127
17,248	*,e	Chuy’s Holdings, Inc	581,603
67,980		ClubCorp Holdings, Inc	985,710
7,858		Collectors Universe	169,026
20,267	e	Cracker Barrel Old Country Store, Inc	3,190,228
40,023	*	Dave & Buster’s Entertainment, Inc	1,781,023
24,938	*	Del Frisco’s Restaurant Group, Inc	372,075
24,501	*	Del Taco Restaurants, Inc	257,506
80,940	*	Denny’s Corp	903,290
65,387	e	DeVry Education Group, Inc	1,456,168
39,222	*,e	Diamond Resorts International, Inc	1,183,720
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,401		DineEquity, Inc	$1,497,289
21,440	*,e	El Pollo Loco Holdings, Inc	282,150
29,751	*	Eldorado Resorts, Inc	429,902
2,870	*,e	Empire Resorts, Inc	44,428
27,529	*	Fiesta Restaurant Group, Inc	614,998
4,520	*	Fogo De Chao, Inc	61,608
10,815		Golden Entertainment, Inc	147,192
47,456	*	Grand Canyon Education, Inc	1,995,999
14,217	*	Habit Restaurants, Inc	230,884
130,930	*	Houghton Mifflin Harcourt Co	2,219,263
28,136		International Speedway Corp (Class A)	950,153
119,519		Interval Leisure Group, Inc	2,148,952
17,664	*	Intrawest Resorts Holdings Inc	256,835
26,395	*	Isle of Capri Casinos, Inc	494,378
13,518	*	J Alexander’s Holdings, Inc	129,367
34,471		Jack in the Box, Inc	3,046,892
14,065	*,e	Jamba, Inc	151,902
35,635	*	K12, Inc	441,161
8,254	*,e	Kona Grill, Inc	103,175
89,965	*	La Quinta Holdings, Inc	1,112,867
5,829		Liberty Tax, Inc	80,790
89,281	*	LifeLock, Inc	1,493,671
15,628	*	Lindblad Expeditions Holdings, Inc	155,342
20,466	*	Luby’s, Inc	94,962
19,633		Marcus Corp	434,871
23,677		Marriott Vacations Worldwide Corp	1,806,555
11,598	*	Monarch Casino & Resort, Inc	270,581
3,203	*	Nathan’s Famous, Inc	155,570
11,386	*,e	Noodles & Co	84,143
28,618		Papa John’s International, Inc	2,116,301
79,056	*	Penn National Gaming, Inc	1,187,421
61,177	*	Pinnacle Entertainment, Inc	668,053
15,628	*	Planet Fitness, Inc	320,374
23,018	*	Popeyes Louisiana Kitchen, Inc	1,318,471
25,100	*,e	Potbelly Corp	327,053
15,070	*	Red Lion Hotels Corp	119,656
14,530	*	Red Robin Gourmet Burgers, Inc	702,671
31,763	*	Red Rock Resorts, Inc	730,867
39,666	*	Regis Corp	533,111
60,611	*	Ruby Tuesday, Inc	244,868
34,331		Ruth’s Chris Steak House, Inc	548,266
54,905	*,e	Scientific Games Corp (Class A)	585,013
71,068	e	SeaWorld Entertainment, Inc	1,094,447
16,575	*,e	Shake Shack, Inc	663,166
49,803		Sonic Corp	1,340,199
55,787	e	Sotheby’s (Class A)	1,806,941
12,021		Speedway Motorsports, Inc	212,411
1,103	*	Steak N Shake Co	457,866
11,331	*	Strayer Education, Inc	518,053
70,191		Texas Roadhouse, Inc (Class A)	3,314,419
29,298	*,e	Weight Watchers International, Inc	349,525
16,593		Wingstop, Inc	431,418
19,833	*,e	Zoe’s Kitchen, Inc	704,865
		TOTAL CONSUMER SERVICES	74,979,130
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.3%
23,512	e	Arlington Asset Investment Corp (Class A)	$327,522
4,952		Associated Capital Group, Inc	148,015
9,817	e	B. Riley Financial, Inc	89,138
3,900	*,e	BBX Capital Corp	75,426
229,410		BGC Partners, Inc (Class A)	2,034,867
17,377		Calamos Asset Management, Inc (Class A)	120,944
25,297		Cash America International, Inc	1,083,976
22,213		Cohen & Steers, Inc	957,380
112,577	*,e	Cowen Group, Inc	351,240
3,255		Diamond Hill Investment Group, Inc	621,672
25,143	*,e	Encore Capital Group, Inc	613,741
30,263	*	Enova International, Inc	275,091
41,208		Evercore Partners, Inc (Class A)	2,088,009
51,255	*	Ezcorp, Inc (Class A)	464,370
6,569		FBR Capital Markets Corp	98,995
56,488	e	Financial Engines, Inc	1,490,718
29,304		First Cash Financial Services, Inc	1,503,588
70,315	*	FNFV Group	838,858
39,480		Gain Capital Holdings, Inc	265,306
4,783		GAMCO Investors, Inc (Class A)	163,292
45,072	*	Green Dot Corp	1,090,742
29,456		Greenhill & Co, Inc	584,112
3,051		Hennessy Advisors, Inc	105,870
37,999		HFF, Inc (Class A)	1,071,952
12,676		Houlihan Lokey, Inc	290,661
15,921	*	INTL FCStone, Inc	463,938
35,402		Investment Technology Group, Inc	591,213
50,789	e	iShares Russell 2000 Index Fund	6,150,040
151,500		Janus Capital Group, Inc	2,287,650
55,228	*	KCG Holdings, Inc	835,600
108,919	*	Ladenburg Thalmann Financial Services, Inc	265,762
347,185	*,e	LendingClub Corp	1,603,995
15,733	*	Manning & Napier, Inc	122,560
8,576		Marlin Business Services Corp	157,455
6,103	e	Medley Management, Inc	45,834
19,622		Moelis & Co	488,392
21,331		Nelnet, Inc (Class A)	861,986
25,784	*	NewStar Financial, Inc	263,512
42,369		OM Asset Management plc	593,166
50,770	*,e	On Deck Capital, Inc	264,004
10,059		Oppenheimer Holdings, Inc	158,329
22,714	*	Pico Holdings, Inc	228,957
16,171	*	Piper Jaffray Cos	668,509
18,691		PJT Partners, Inc	477,181
49,290	*,e	PRA Group, Inc	1,373,219
15,374		Pzena Investment Management, Inc (Class A)	120,840
10,556	*	Regional Management Corp	198,453
12,890		Resource America, Inc (Class A)	125,549
21,041	*	Safeguard Scientifics, Inc	271,850
7,377	e	Silvercrest Asset Management Group, Inc	89,631
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

67,753	*	Stifel Financial Corp	$2,395,069
29,168		Tiptree Financial, Inc	152,257
1,276	e	Value Line, Inc	23,057
26,633	e	Virtu Financial, Inc	458,088
6,706	e	Virtus Investment Partners, Inc	565,249
83,798		Waddell & Reed Financial, Inc (Class A)	1,530,151
8,429		Westwood Holdings Group, Inc	451,963
1,462	*,e	Wins Finance Holdings, Inc	29,825
121,312	e	WisdomTree Investments, Inc	1,205,841
6,374	*,e	World Acceptance Corp	277,014
		TOTAL DIVERSIFIED FINANCIALS	42,551,624

ENERGY - 2.8%
119,777	*	Abraxas Petroleum Corp	138,941
2,024		Adams Resources & Energy, Inc	61,267
31,843		Alon USA Energy, Inc	225,130
72,728		Archrock, Inc	648,007
22,797	e	Ardmore Shipping Corp	160,263
64,233	e	Atwood Oceanics, Inc	686,009
51,663	*,e	Bill Barrett Corp	308,428
35,540	e	Bristow Group, Inc	384,187
33,434	*,e	California Resources Corp	343,033
128,027	*	Callon Petroleum Co	1,458,228
20,847	e	CARBO Ceramics, Inc	293,943
59,004	*	Carrizo Oil & Gas, Inc	1,935,331
6,392	*,e	Clayton Williams Energy, Inc	241,042
92,677	*	Clean Energy Fuels Corp	277,104
430,878	*,e	Cobalt International Energy, Inc	642,008
19,256	*	Contango Oil & Gas Co	177,733
16,677	e	CVR Energy, Inc	246,820
21,343	*	Dawson Geophysical Co	159,005
65,053		Delek US Holdings, Inc	814,464
371,240	e	Denbury Resources, Inc	1,076,596
95,894		DHT Holdings, Inc	446,866
26,002	*,e	Dorian LPG Ltd	160,432
2,787	*	Earthstone Energy, Inc	28,009
40,877	*,e	EP Energy Corp	170,457
20,076	*	Era Group, Inc	176,267
18,688	*,e	Erin Energy Corp	47,841
26,714		Evolution Petroleum Corp	145,591
150,503	*,e	EXCO Resources, Inc	207,694
34,541	*	Exterran Corp	439,362
69,767	*	Fairmount Santrol Holdings, Inc	477,904
63,355	*	Forum Energy Technologies, Inc	1,034,587
68,067	e	Frontline Ltd	540,452
43,443	e	GasLog Ltd	580,833
40,493	*	Gener8 Maritime, Inc	215,423
13,377	*,e	Geospace Technologies Corp	220,721
93,866	e	Golar LNG Ltd	1,591,967
37,962		Green Plains Renewable Energy, Inc	860,978
106,902	*	Helix Energy Solutions Group, Inc	848,802
36,029	*,e	Hornbeck Offshore Services, Inc	287,511
31,552	*	Independence Contract Drilling, Inc	158,707
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

815	*,e	Isramco, Inc	$64,467
35,574	*	Jones Energy, Inc (Class A)	131,624
87,638	*	Matador Resources Co	1,848,285
26,978	*	Matrix Service Co	447,026
255,155	*	McDermott International, Inc	1,321,703
12,792	*	Natural Gas Services Group, Inc	321,207
85,514	e	Navios Maritime Acq Corp	130,836
85,866	*	Newpark Resources, Inc	542,673
91,547	e	Nordic American Tanker Shipping	1,126,028
49,964	*,e	Northern Oil And Gas, Inc	197,857
187,849	*	Oasis Petroleum, Inc	1,427,652
54,050	*	Oil States International, Inc	1,671,226
38,165		Overseas Shipholding Group, Inc	488,130
30,665	*,e	Pacific Ethanol, Inc	209,442
16,567		Panhandle Oil and Gas, Inc (Class A)	271,036
29,467	*	Par Petroleum Corp	442,005
126,716	*	Parker Drilling Co	262,302
48,666	*	PDC Energy, Inc	2,665,437
12,236	*	PHI, Inc	236,400
66,714	*	Pioneer Energy Services Corp	210,149
45,997	*	Renewable Energy Group, Inc	448,471
5,976	*	Rex American Resources Corp	393,221
12,000	*	RigNet, Inc	143,400
37,776	*	Ring Energy, Inc	299,941
82,961	*	RSP Permian, Inc	2,982,448
59,117	*,e	Sanchez Energy Corp	374,802
172,695		Scorpio Tankers, Inc	822,028
16,889	*,e	SEACOR Holdings, Inc	954,566
398,608	*,e	Seadrill Ltd	1,183,866
55,856		SemGroup Corp	1,617,590
62,259	e	Ship Finance International Ltd	940,111
196,281	*	Synergy Resources Corp	1,277,789
46,108	e	Teekay Corp	285,870
122,166	e	Teekay Tankers Ltd (Class A)	360,390
42,038		Tesco Corp	277,871
81,516	*	Tetra Technologies, Inc	489,911
50,086	e	Tidewater, Inc	213,867
53,024	*	Unit Corp	662,800
67,560		US Silica Holdings Inc	2,328,793
41,216	*,e	W&T Offshore, Inc	82,020
71,766		Western Refining, Inc	1,496,321
17,749	*	Westmoreland Coal Co	169,503
45,355	*	Willbros Group, Inc	92,978
		TOTAL ENERGY	50,831,985

FOOD & STAPLES RETAILING - 0.6%
28,458		Andersons, Inc	1,052,377
20,472	*	Chefs’ Warehouse Holdings, Inc	330,623
14,780		Ingles Markets, Inc (Class A)	573,907
9,375	*	Natural Grocers by Vitamin C	128,344
39,454	*	Performance Food Group Co	1,082,618
21,132		Pricesmart, Inc	1,645,760
23,742	*	Smart & Final Stores, Inc	327,402
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,832		Spartan Stores, Inc	$1,223,208
280,615	*	Supervalu, Inc	1,369,401
52,360	*	United Natural Foods, Inc	2,616,953
7,291		Village Super Market (Class A)	230,687
10,322		Weis Markets, Inc	533,338
		TOTAL FOOD & STAPLES RETAILING	11,114,618

FOOD, BEVERAGE & TOBACCO - 1.8%
3,815		Alico, Inc	112,848
8,811	*	Alliance One International, Inc	152,430
30,917	*,e	Amplify Snack Brands, Inc	440,876
65,314		B&G Foods, Inc (Class A)	3,369,549
9,364	*,e	Boston Beer Co, Inc (Class A)	1,712,488
16,326		Calavo Growers, Inc	1,073,924
32,522	e	Cal-Maine Foods, Inc	1,362,672
4,980	e	Coca-Cola Bottling Co Consolidated	709,202
14,481	*	Craft Brewers Alliance, Inc	170,007
173,140	*	Darling International, Inc	2,732,149
97,504		Dean Foods Co	1,799,924
8,217	*	Farmer Bros Co	252,015
34,408		Fresh Del Monte Produce, Inc	1,956,095
23,625	*,e	Freshpet, Inc	206,483
19,110	*,e	Inventure Foods, Inc	164,728
15,837		J&J Snack Foods Corp	1,925,938
8,986		John B. Sanfilippo & Son, Inc	419,377
19,805		Lancaster Colony Corp	2,573,858
28,166	*	Landec Corp	323,909
4,622	*,e	Lifeway Foods, Inc	46,174
12,397	e	Limoneira Co	219,303
13,223		Mgp Ingredients, Inc	568,589
12,162	*	National Beverage Corp	697,612
23,100	*	Omega Protein Corp	520,212
22,217	*	Primo Water	266,160
21,109	e	Sanderson Farms, Inc	1,848,937
280	*	Seaboard Corp	820,400
7,003	*	Seneca Foods Corp	274,308
84,955		Snyder’s-Lance, Inc	2,910,558
22,657	*,e	Synutra International, Inc	79,073
18,471	e	Tootsie Roll Industries, Inc	685,828
6,241	*,e	Turning Point Brands, Inc	69,587
23,302		Universal Corp	1,382,042
92,649	e	Vector Group Ltd	2,046,616
		TOTAL FOOD, BEVERAGE & TOBACCO	33,893,871

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
10,486	*,e	AAC Holdings, Inc	237,718
23,198		Abaxis, Inc	1,147,373
84,148	*	Accuray, Inc	461,131
30,734		Aceto Corp	790,171
7,795	*	Addus HomeCare Corp	147,014
13,042	*,e	Adeptus Health, Inc	581,282
37,632	*,e	Air Methods Corp	1,252,769
8,566	*	Almost Family, Inc	340,841
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,689	*	Amedisys, Inc	$1,589,846
9,243	*	American Renal Associates Holdings, Inc	220,446
49,913	*	AMN Healthcare Services, Inc	2,111,320
13,027		Analogic Corp	1,094,529
28,529	*	Angiodynamics, Inc	473,296
15,060	*	Anika Therapeutics, Inc	751,795
33,187	*	AtriCure, Inc	504,111
1,466		Atrion Corp	698,989
11,588	*,e	Avinger, Inc	57,245
25,548	*	AxoGen, Inc	171,683
67,050	*,e	BioScrip, Inc	171,648
27,871	*	BioTelemetry, Inc	530,106
37,808		Cantel Medical Corp	2,531,246
29,246	*	Capital Senior Living Corp	569,712
33,033	*	Cardiovascular Systems, Inc	647,777
42,055	*	Castlight Health, Inc	156,865
106,876	*,e	Cerus Corp	789,814
17,110		Chemed Corp	2,517,565
15,932	*	Civitas Solutions, Inc	341,423
116,201	*,e	Community Health Systems, Inc	1,483,887
11,962	e	Computer Programs & Systems, Inc	474,174
37,623	*,e	ConforMIS, Inc	262,232
28,826		Conmed Corp	1,171,489
58,576	*,e	Corindus Vascular Robotics, Inc	83,764
10,428	*	Corvel Corp	471,346
13,320	*	Cotiviti Holdings, Inc	321,545
33,769	*	Cross Country Healthcare, Inc	493,703
33,315		CryoLife, Inc	485,400
13,259	*	Cutera, Inc	143,065
25,013	*	Cynosure, Inc (Class A)	1,374,714
48,270	*,e	Diplomat Pharmacy, Inc	1,734,341
85,625	*,e	Endologix, Inc	1,208,169
50,742		Ensign Group, Inc	1,090,953
7,883	*	Entellus Medical, Inc	141,106
15,974	*	Evolent Health, Inc	376,028
10,999	*	Exactech, Inc	297,303
42,351	*	Genesis Health Care, Inc	87,243
42,505	*,e	GenMark Diagnostics, Inc	452,678
17,614	*	Glaukos Corp	615,785
73,989	*	Globus Medical, Inc	1,698,048
54,018	*	Haemonetics Corp	1,637,826
49,393	*	Halyard Health, Inc	1,708,504
45,547	*	HealthEquity, Inc	1,344,547
93,659		Healthsouth Corp	4,032,020
26,980	*	HealthStream, Inc	653,725
33,690	*	Healthways, Inc	567,340
17,876	*	HeartWare International, Inc	1,035,735
88,829	*	HMS Holdings Corp	1,765,920
15,521	*	ICU Medical, Inc	1,812,232
16,950	*	Imprivata, Inc	324,084
17,212	*	Inogen Inc	924,973
60,904	*	Insulet Corp	2,155,393
32,289	*	Integer Holding Corp	717,139
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,897	*	Integra LifeSciences Holdings Corp	$2,687,960
34,175		Invacare Corp	393,696
31,956	*,e	InVivo Therapeutics Holdings Corp	207,075
4,270	*,e	iRadimed Corp	82,667
7,958	*,e	IRIDEX Corp	128,999
27,188	*	K2M Group Holdings, Inc	455,671
88,875		Kindred Healthcare, Inc	1,089,607
9,954		Landauer, Inc	415,281
14,283		LeMaitre Vascular, Inc	245,668
15,808	*	LHC Group, Inc	715,470
26,385	*	Magellan Health Services, Inc	1,806,581
43,304	*	Masimo Corp	2,293,813
58,056	*	Medidata Solutions, Inc	3,085,676
44,324		Meridian Bioscience, Inc	858,113
45,223	*	Merit Medical Systems, Inc	1,060,027
45,671	*	Molina Healthcare, Inc	2,594,569
11,809		National Healthcare Corp	762,861
8,654		National Research Corp	129,983
34,308	*	Natus Medical, Inc	1,349,334
38,682	*	Neogen Corp	2,133,312
25,352	*,e	Nevro Corp	2,096,610
58,597	*,e	Nobilis Health Corp	167,001
53,462	*,e	Novocure Ltd	402,034
52,312	*	NuVasive, Inc	3,253,806
67,245	*	NxStage Medical, Inc	1,486,787
37,573	*	Omnicell, Inc	1,453,324
54,867	*	OraSure Technologies, Inc	374,193
18,682	*	Orthofix International NV	885,527
65,932		Owens & Minor, Inc	2,354,432
23,335	*,e	Oxford Immunotec Global plc	187,613
26,866	*	Penumbra, Inc	1,835,216
30,753	*	PharMerica Corp	816,800
23,364	*	Press Ganey Holdings, Inc	932,691
13,332	*	Providence Service Corp	644,869
53,965		Quality Systems, Inc	662,690
28,516	*	Quidel Corp	650,165
31,348	*	Quorum Health Corp	341,380
39,259	*	RadNet, Inc	235,947
51,054	*,e	Rockwell Medical, Inc	410,985
56,330	*	RTI Biologics, Inc	183,072
17,040	*,e	Second Sight Medical Products, Inc	68,842
112,647	*	Select Medical Holdings Corp	1,295,440
29,143	*,e	Senseonics Holdings, Inc	96,755
45,066	*	Spectranetics Corp	1,044,630
42,227	*	Staar Surgical Co	288,833
19,654	*,e	Surgery Partners, Inc	356,327
28,325	*	Surgical Care Affiliates, Inc	1,473,183
13,101	*	SurModics, Inc	359,360
19,609	*	Tandem Diabetes Care, Inc	130,008
71,636	*	Team Health Holdings, Inc	2,925,614
21,885	*,e	Teladoc, Inc	381,674
64,711	*,e	TransEnterix, Inc	87,360
24,585	*	Triple-S Management Corp (Class B)	610,937
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,143		Universal American Corp	$468,355
12,604		US Physical Therapy, Inc	751,450
2,500	*	USMD Holdings, Inc	51,475
3,848		Utah Medical Products, Inc	250,389
18,016	*	Vascular Solutions, Inc	826,394
16,977	*,e	Veracyte, Inc	84,036
6,996	*,e	ViewRay, Inc	26,305
26,125	*	Vocera Communications, Inc	386,389
108,952	*	Wright Medical Group NV	2,389,317
37,414	*,e	Zeltiq Aesthetics, Inc	1,270,205
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	111,528,909

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
465,242		Avon Products, Inc	1,893,535
10,673	*	Central Garden & Pet Co	258,927
35,501	*	Central Garden and Pet Co (Class A)	809,068
26,107	*	Elizabeth Arden, Inc	362,887
125,201	*	HRG Group, Inc	1,864,243
18,467		Inter Parfums, Inc	600,916
14,527	*	Lifevantage Corp	203,233
11,162		Medifast, Inc	393,126
8,193	e	Natural Health Trends Corp	275,203
9,628		Nature’s Sunshine Products, Inc	113,610
8,709	*	Nutraceutical International Corp	223,299
5,258		Oil-Dri Corp of America	196,912
9,315	e	Orchids Paper Products Co	286,064
12,362	*	Revlon, Inc (Class A)	438,727
5,595	*	USANA Health Sciences, Inc	768,305
14,901		WD-40 Co	1,713,317
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,401,372

INSURANCE - 2.2%
47,827	*	AMBAC Financial Group, Inc	869,495
84,970		American Equity Investment Life Holding Co	1,353,572
20,158		Amerisafe, Inc	1,179,848
30,455		Argo Group International Holdings Ltd	1,580,310
10,991	*	Atlas Financial Holdings, Inc	189,155
9,661		Baldwin & Lyons, Inc (Class B)	255,920
6,260		Blue Capital Reinsurance Holdings Ltd	111,741
47,780	*,e	Citizens, Inc (Class A)	398,963
189,158		Conseco, Inc	3,285,675
13,364		Crawford & Co (Class B)	146,737
8,330		Donegal Group, Inc (Class A)	134,696
18,842	*	eHealth, Inc	179,941
8,843		EMC Insurance Group, Inc	245,216
33,889		Employers Holdings, Inc	966,514
11,952	*	Enstar Group Ltd	1,991,084
10,696		FBL Financial Group, Inc (Class A)	667,110
13,489		Federated National Holding Co	282,595
12,373	e	Fidelity & Guaranty Life	270,474
529,998	*	Genworth Financial, Inc (Class A)	1,515,794
30,437	*	Greenlight Capital Re Ltd (Class A)	627,915
13,466	*	Hallmark Financial Services	142,874
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,715		HCI Group, Inc	$262,844
27,915		Heritage Insurance Holdings, Inc	345,867
42,790		Horace Mann Educators Corp	1,462,562
7,520		Independence Holding Co	130,923
11,513		Infinity Property & Casualty Corp	944,527
1,506		Investors Title Co	151,353
15,077		James River Group Holdings Ltd	507,492
42,058		Kemper Corp	1,441,328
62,385		Maiden Holdings Ltd	871,518
138,701	*	MBIA, Inc	1,170,636
50,842		National General Holdings Corp	1,048,871
7,920		National Interstate Corp	256,846
2,386		National Western Life Group, Inc	451,288
11,844		Navigators Group, Inc	1,109,428
21,461		OneBeacon Insurance Group Ltd (Class A)	300,669
12,590	*,e	Patriot National, Inc	99,335
49,628	e	Primerica, Inc	2,556,338
40,300		RLI Corp	2,747,251
15,383		Safety Insurance Group, Inc	979,897
60,014		Selective Insurance Group, Inc	2,350,148
15,535		State Auto Financial Corp	350,780
30,579		State National Cos, Inc	333,923
24,145		Stewart Information Services Corp	1,033,647
69,863	*	Third Point Reinsurance Ltd	879,575
15,904	*,e	Trupanion, Inc	239,832
8,881	*	United America Indemnity Ltd	266,696
22,797		United Fire & Casualty Co	957,474
18,074		United Insurance Holdings Corp	286,654
34,492	e	Universal Insurance Holdings, Inc	749,856
		TOTAL INSURANCE	40,683,187

MATERIALS - 4.7%
30,062		A. Schulman, Inc	881,117
4,264		AEP Industries, Inc	343,081
23,331	*,e	AgroFresh Solutions, Inc	150,485
250,414	*,e	AK Steel Holding Corp	1,642,716
114,569	e	Allegheny Technologies, Inc	2,040,474
30,407		American Vanguard Corp	452,456
9,050		Ampco-Pittsburgh Corp	119,550
74,936		Axiall Corp	2,446,660
33,224		Balchem Corp	2,122,017
41,228	*	Boise Cascade Co	1,120,165
53,418		Calgon Carbon Corp	737,168
48,817		Carpenter Technology Corp	1,916,067
52,533	*	Century Aluminum Co	398,725
7,449		Chase Corp	451,335
193,525		Chemours Co	1,799,783
67,268	*	Chemtura	1,889,558
17,914	*	Clearwater Paper Corp	1,126,970
186,502	*,e	Cliffs Natural Resources, Inc	1,475,231
35,447	*	Codexis, Inc	154,194
161,341	*	Coeur Mining, Inc	2,471,744
120,999		Commercial Metals Co	2,001,323
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,399		Deltic Timber Corp	$785,619
87,802	*	Ferro Corp	1,137,914
69,112		Ferroglobe plc	644,124
54,187	*,e	Flotek Industries, Inc	769,455
25,584		FutureFuel Corp	293,193
74,881	*	GCP Applied Technologies, Inc	2,061,474
52,649	*	Gold Resource Corp	295,887
6,033	e	Greif, Inc	319,568
27,044		Greif, Inc (Class A)	1,085,276
52,932		H.B. Fuller Co	2,464,514
2,530	*	Handy & Harman Ltd	70,511
10,359		Hawkins, Inc	442,744
12,649		Haynes International, Inc	480,409
76,830	*	Headwaters, Inc	1,528,149
402,827	e	Hecla Mining Co	2,614,347
44,947	*	Ingevity Corp	1,720,122
20,371		Innophos Holdings, Inc	877,175
24,921		Innospec, Inc	1,252,779
18,647		Kaiser Aluminum Corp	1,544,904
91,107		Kapstone Paper and Packaging Corp	1,301,008
9,445		KMG Chemicals, Inc	259,643
21,056	*	Koppers Holdings, Inc	665,791
31,237	*	Kraton Polymers LLC	934,299
20,428	e	Kronos Worldwide, Inc	115,418
152,229	*	Louisiana-Pacific Corp	3,075,026
20,608	*,e	LSB Industries, Inc	238,641
20,344		Materion Corp	537,285
36,591		Minerals Technologies, Inc	2,387,929
22,335	*	Multi Packaging Solutions International Ltd	324,304
23,462		Myers Industries, Inc	350,757
17,485		Neenah Paper, Inc	1,318,894
174,821		Olin Corp	3,653,759
9,702		Olympic Steel, Inc	278,059
45,790	*	Omnova Solutions, Inc	433,631
45,858		PH Glatfelter Co	947,426
88,587		PolyOne Corp	3,106,746
13,716		Quaker Chemical Corp	1,312,073
45,459		Rayonier Advanced Materials, Inc	625,970
27,750	*	Real Industry, Inc	217,560
11,590	*,e	Ryerson Holding Corp	167,360
27,571		Schnitzer Steel Industries, Inc (Class A)	537,359
31,859		Schweitzer-Mauduit International, Inc	1,204,589
46,999		Sensient Technologies Corp	3,469,936
20,714		Stepan Co	1,332,117
129,012	*	Stillwater Mining Co	1,973,884
80,069	*	Summit Materials, Inc	1,772,728
70,729		SunCoke Energy, Inc	539,662
36,202	*,e	TerraVia Holdings, Inc	91,591
42,921		TimkenSteel Corp	430,068
20,093	*	Trecora Resources	229,663
26,796		Tredegar Corp	474,289
30,243		Trinseo S.A.	1,505,799
70,322		Tronox Ltd	456,390
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,723	*	UFP Technologies, Inc	$153,889
1,928		United States Lime & Minerals, Inc	121,464
15,187	*,e	US Concrete, Inc	979,562
19,013	e	Valhi, Inc	35,364
47,550	*	Worthington Industries, Inc	2,106,941
		TOTAL MATERIALS	85,795,857

MEDIA - 1.8%
22,808		AMC Entertainment Holdings, Inc	671,011
24,895	*	Carmike Cinemas, Inc	767,264
84,159	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	194,407
1,175	*,e	Daily Journal Corp	268,370
81,822	*	DreamWorks Animation SKG, Inc (Class A)	3,352,247
27,026		Entercom Communications Corp (Class A)	394,850
68,748		Entravision Communications Corp (Class A)	499,111
31,185	*,e	Eros International plc	542,931
62,877		EW Scripps Co (Class A)	1,066,394
123,628		Gannett Co, Inc	1,577,493
49,313	*,e	Global Eagle Entertainment, Inc	404,367
67,628	*	Gray Television, Inc	669,517
7,572	*,e	Hemisphere Media Group, Inc	96,089
61,932	*	Imax Corp	1,956,432
9,652	*	Liberty Braves Group (Class A)	159,162
33,242	*	Liberty Braves Group (Class C)	531,207
24,063	*	Liberty Media Group (Class A)	546,230
48,719	*,e	Liberty Media Group (Class C)	1,092,280
13,752	*	Loral Space & Communications, Inc	483,108
54,053		MDC Partners, Inc	689,716
115,176	*	Media General, Inc	2,025,946
39,428		Meredith Corp	2,148,037
62,766	*	MSG Networks, Inc	1,007,394
64,928		National CineMedia, Inc	1,011,578
41,002		New Media Investment Group, Inc	724,095
131,690		New York Times Co (Class A)	1,709,336
31,503	e	Nexstar Broadcasting Group, Inc (Class A)	1,592,477
25,932	*,e	Radio One, Inc	82,982
17,700	*	Reading International, Inc	243,375
3,855		Saga Communications, Inc	158,132
11,718		Salem Communications	88,705
28,570		Scholastic Corp	1,174,227
69,657		Sinclair Broadcast Group, Inc (Class A)	1,937,858
108,487		Time, Inc	1,771,593
10,404	*	Townsquare Media, Inc	85,105
28,330	*	tronc, Inc	424,667
38,119		World Wrestling Entertainment, Inc (Class A)	752,850
		TOTAL MEDIA	32,900,543

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
25,192	*,e	Accelerate Diagnostics, Inc	495,023
28,938	*	Acceleron Pharma, Inc	981,577
37,387	*,e	AcelRx Pharmaceuticals, Inc	135,715
123,735	*	Achillion Pharmaceuticals, Inc	1,024,526
9,512	*,e	Aclaris Therapeutics, Inc	187,386
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,405	*	Acorda Therapeutics, Inc	$1,147,838
17,598	*,e	Adamas Pharmaceuticals, Inc	265,730
37,445	*,e	Aduro Biotech, Inc	549,693
34,621	*,e	Advaxis, Inc	288,739
23,588	*	Adverum Biotechnologies, Inc	85,389
25,399	*,e	Aerie Pharmaceuticals, Inc	440,673
81,131	*,e	Agenus, Inc	450,277
14,046	*	Agile Therapeutics, Inc	98,322
27,685	*,e	Aimmune Therapeutics, Inc	331,943
37,836	*,e	Akebia Therapeutics, Inc	338,632
27,371	*,e	Albany Molecular Research, Inc	395,237
49,457	*,e	Alder Biopharmaceuticals, Inc	1,587,570
36,802	*	AMAG Pharmaceuticals, Inc	976,357
134,306	*	Amicus Therapeutics, Inc	902,536
37,558	*	Amphastar Pharmaceuticals, Inc	607,688
46,255	*	Ampio Pharmaceuticals, Inc	45,792
34,368	*,e	Anavex Life Sciences Corp	131,973
8,046	*,e	ANI Pharmaceuticals, Inc	487,588
40,458	*,e	Anthera Pharmaceuticals, Inc	124,611
13,387	*	Applied Genetic Technologies Corp	201,207
36,138	*,e	Aratana Therapeutics, Inc	274,287
24,055	*	Ardelyx, Inc	256,907
251,184	*,e	Arena Pharmaceuticals, Inc	419,477
11,126	*,e	Argos Therapeutics, Inc	58,523
186,709	*,e	Ariad Pharmaceuticals, Inc	1,775,603
147,456	*	Array Biopharma, Inc	551,485
60,850	*,e	Arrowhead Research Corp	362,666
20,225	*,e	Asterias Biotherapeutics, Inc	60,473
24,483	*,e	Atara Biotherapeutics, Inc	587,592
80,123	*,e	Athersys, Inc	177,873
5,009	*,e	Avexis, Inc	188,489
25,788	*,e	Axovant Sciences Ltd	381,662
11,659	*,e	Axsome Therapeutics, Inc	91,173
22,170	*,e	Bellicum Pharmaceuticals, Inc	352,060
82,617	*	BioCryst Pharmaceuticals, Inc	299,074
87,326	*	Bio-Path Holdings, Inc	148,454
5,693	*	Biospecifics Technologies Corp	230,566
67,784	*,e	BioTime, Inc	211,486
39,102	*,e	Bluebird Bio, Inc	2,235,852
21,146	*,e	Blueprint Medicines Corp	467,538
33,645	*	Cambrex Corp	1,763,334
20,459	*,e	Cara Therapeutics Inc	121,322
105,156	*	Catalent, Inc	2,685,684
104,711	*,e	Celldex Therapeutics, Inc	483,765
11,627	*,e	Cellular Biomedicine Group, Inc	173,126
43,710	*,e	Cempra, Inc	785,469
76,747	*	Cepheid, Inc	2,711,471
24,005	*,e	ChemoCentryx, Inc	112,823
46,432	*	Chimerix, Inc	185,264
30,343	*,e	ChromaDex Corp	121,372
11,265	*	Cidara Therapeutics, Inc	133,941
33,484	*,e	Clovis Oncology, Inc	478,151
31,105	*	Coherus Biosciences, Inc	789,756
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,291	*,e	Collegium Pharmaceutical, Inc	$173,350
17,323	*	Concert Pharmaceuticals Inc	199,041
78,695	*,e	Corcept Therapeutics, Inc	456,431
3,551	*	Corvus Pharmaceuticals, Inc	46,696
127,105	*	Curis, Inc	213,536
35,133	*,e	Cytokinetics, Inc	390,679
21,566	*,e	CytomX Therapeutics, Inc	216,954
76,356	*,e	CytRx Corp	49,631
64,430	*,e	Depomed, Inc	1,222,237
22,159	*	Dermira, Inc	743,656
12,929	*,e	Dimension Therapeutics, Inc	92,054
130,930	*	Durect Corp	254,004
40,995	*,e	Dynavax Technologies Corp	632,553
9,336	*,e	Eagle Pharmaceuticals, Inc	402,755
17,232	*,e	Edge Therapeutics, Inc	167,150
7,276	*,e	Editas Medicine, Inc	187,139
23,448	*,e	Egalet Corp	173,281
3,693	*,e	Eiger BioPharmaceuticals, Inc	71,829
34,287	*	Emergent Biosolutions, Inc	1,144,843
16,083	*,e	Enanta Pharmaceuticals, Inc	361,707
37,543	*,e	Endocyte, Inc	119,387
41,743	*	Enzo Biochem, Inc	290,949
43,416	*	Epizyme, Inc	449,790
15,081	*,e	Esperion Thereapeutics, Inc	163,780
102,211	*,e	Exact Sciences Corp	1,776,427
240,080	*,e	Exelixis, Inc	2,203,934
55,297	*	FibroGen, Inc	1,057,832
28,479	*	Five Prime Therapeutics, Inc	1,443,600
11,270	*,e	Flex Pharma, Inc	133,549
19,481	*,e	Flexion Therapeutics Inc	322,605
30,763	*,e	Fluidigm Corp	324,550
35,807	*,e	Fortress Biotech, Inc	108,495
14,215	*,e	Foundation Medicine, Inc	332,205
194,934	*,e	Galena Biopharma, Inc	86,668
19,716	*	Genomic Health, Inc	572,355
160,088	*,e	Geron Corp	429,036
14,876	*,e	Global Blood Therapeutics, Inc	265,983
10,680	*	GlycoMimetics Inc	89,178
115,108	*,e	Halozyme Therapeutics, Inc	1,144,173
33,580	*,e	Heron Therapeutics, Inc	558,100
6,434	*	Heska Corp	273,767
170,274	*	Horizon Pharma plc	3,284,585
100,475	*,e	Idera Pharmaceuticals, Inc	172,817
27,890	*	Ignyta, Inc	153,674
13,745	*	Immune Design Corp	105,424
85,876	*,e	Immunogen, Inc	238,735
94,523	*,e	Immunomedics, Inc	250,486
77,271	*	Impax Laboratories, Inc	2,427,855
43,713	*	INC Research Holdings, Inc	1,945,666
52,474	*,e	Infinity Pharmaceuticals, Inc	88,156
86,329	e	Innoviva, Inc	1,111,054
18,499	*	Inotek Pharmaceuticals Corp	175,370
70,446	*,e	Inovio Pharmaceuticals, Inc	696,006
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,662	*	Insmed, Inc	$728,930
24,772	*,e	Insys Therapeutics, Inc	387,682
7,356	*,e	Intellia Therapeutics, Inc	139,176
26,951	*	Intersect ENT, Inc	426,904
36,211	*,e	Intra-Cellular Therapies, Inc	1,477,409
24,119	*,e	Invitae Corp	211,524
136,623	*	Ironwood Pharmaceuticals, Inc	1,930,483
24,634	*	Karyopharm Therapeutics, Inc	181,799
84,416	*,e	Keryx Biopharmaceuticals, Inc	621,302
41,371	*,e	Kite Pharma, Inc	2,342,840
14,091	*,e	La Jolla Pharmaceutical Co	239,547
29,210	*	Lannett Co, Inc	911,936
44,558	*,e	Lexicon Pharmaceuticals, Inc	727,187
20,102	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,711,358
47,610	*	Lion Biotechnologies, Inc	420,872
17,406	*,e	Lipocine, Inc	64,228
14,050	*	Loxo Oncology, Inc	361,366
42,578	*	Luminex Corp	912,447
33,630	*	MacroGenics, Inc	1,028,742
342,895	*,e	MannKind Corp	339,466
25,735	*	Medgenics, Inc	148,491
71,052	*,e	Medicines Co	2,778,844
31,230	*,e	MediciNova, Inc	193,626
128,767	*	Merrimack Pharmaceuticals, Inc	746,849
108,965	*,e	MiMedx Group, Inc	816,148
16,948	*,e	Minerva Neurosciences, Inc	188,123
11,737	*	Mirati Therapeutics, Inc	54,460
68,512	*	Momenta Pharmaceuticals, Inc	771,445
11,895	*,e	MyoKardia, Inc	210,185
71,484	*,e	Myriad Genetics, Inc	2,214,574
15,652	*	NanoString Technologies, Inc	212,711
17,495	*,e	NantKwest, Inc	119,491
27,485	*,e	Natera, Inc	360,053
136,673	*	Nektar Therapeutics	2,363,076
56,847	*	NeoGenomics, Inc	495,706
14,497	*	Neos Therapeutics, Inc	128,008
23,540	*	NewLink Genetics Corp	249,053
285,094	*,e	Novavax, Inc	2,086,888
18,979	*,e	Ocular Therapeutix, Inc	82,938
40,157	*,e	Omeros Corp	472,246
19,631	*,e	OncoMed Pharmaceuticals, Inc	238,124
32,200	*	Ophthotech Corp	2,068,528
92,733	*,e	Organovo Holdings, Inc	396,897
18,769	e	Osiris Therapeutics, Inc	93,845
25,390	*,e	Otonomy, Inc	364,600
33,072	*,e	OvaScience, Inc	166,683
80,345	*,e	Pacific Biosciences of California, Inc	686,950
38,484	*,e	Pacira Pharmaceuticals, Inc	1,395,045
15,247		Paratek Pharmaceuticals, Inc	196,229
55,529	*	Parexel International Corp	3,712,114
173,568		PDL BioPharma, Inc	610,959
17,617	*	Pfenex, Inc	142,169
65,380	*	PharmAthene, Inc	167,373
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,759		Phibro Animal Health Corp	$407,628
51,688	*	Portola Pharmaceuticals, Inc	1,341,820
25,544	*	PRA Health Sciences, Inc	1,184,731
56,186	*	Prestige Brands Holdings, Inc	3,005,951
74,413	*,e	Progenics Pharmaceuticals, Inc	435,316
6,673	*,e	Proteostasis Therapeutics, Inc	74,070
36,644	*,e	Prothena Corp plc	2,017,252
36,081	*,e	PTC Therapeutics, Inc	215,404
26,065	*	Puma Biotechnology, Inc	1,300,383
33,483	*,e	Radius Health, Inc	1,577,719
90,103	*	Raptor Pharmaceutical Corp	530,707
5,974	*,e	Reata Pharmaceuticals, Inc	95,763
21,334	*	REGENXBIO, Inc	174,299
40,964	*,e	Regulus Therapeutics, Inc	146,241
39,805	*	Relypsa, Inc	1,271,372
35,658	*	Repligen Corp	1,019,819
38,268	*,e	Retrophin, Inc	686,145
21,538	*,e	Revance Therapeutics, Inc	290,548
97,947	*	Rigel Pharmaceuticals, Inc	224,299
27,966	*,e	Sage Therapeutics, Inc	1,254,555
27,184	*	Sagent Pharmaceuticals	589,621
73,761	*,e	Sangamo Biosciences, Inc	466,907
45,317	*,e	Sarepta Therapeutics, Inc	1,145,614
52,885	*	Sciclone Pharmaceuticals, Inc	558,466
18,796	*	Seres Therapeutics, Inc	205,628
30,624	*,e	Sorrento Therapeutics, Inc	192,625
18,102	*,e	Spark Therapeutics, Inc	1,048,830
70,565	*	Spectrum Pharmaceuticals, Inc	484,782
15,450	*,e	Stemline Therapeutics, Inc	114,330
25,678	*	Sucampo Pharmaceuticals, Inc (Class A)	301,716
49,541	*	Supernus Pharmaceuticals, Inc	1,100,801
4,911	*,e	Syndax Pharmaceuticals, Inc	60,995
191,476	*,e	Synergy Pharmaceuticals, Inc	781,222
79,727	*,e	Synthetic Biologics, Inc	139,522
15,511	*,e	T2 Biosystems, Inc	87,792
45,000	*,e	Teligent, Inc	365,400
28,165	*	TESARO, Inc	2,626,105
41,531	*	Tetraphase Pharmaceuticals, Inc	166,955
39,309	*,e	TG Therapeutics, Inc	232,316
158,409	*,e	TherapeuticsMD, Inc	1,230,838
38,276	*,e	Theravance Biopharma, Inc	976,421
19,946	*,e	Titan Pharmaceuticals, Inc	98,932
9,351	*,e	Tobira Therapeutics, Inc	40,303
9,184	*,e	Tokai Pharmaceuticals, Inc	11,572
47,174	*	Trevena, Inc	295,781
29,211	*,e	Trovagene, Inc	164,458
38,157	*,e	Ultragenyx Pharmaceutical, Inc	2,414,575
39,430	*	Vanda Pharmaceuticals, Inc	449,502
28,895	*	Versartis, Inc	332,292
27,730	*	Vitae Pharmaceuticals, Inc	295,324
23,699	*,e	Vital Therapies, Inc	147,408
12,381	*	Voyager Therapeutics, Inc	182,496
5,470	*	vTv Therapeutics, Inc	30,960
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,766	*	WaVe Life Sciences Pte Ltd	$149,961
18,425	*,e	XBiotech, Inc	262,925
33,981	*	Xencor Inc	643,600
24,149	*,e	Zafgen, Inc	73,413
128,337	*,e	ZIOPHARM Oncology, Inc	623,718
24,312	*	Zogenix, Inc	221,969
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	139,622,183

REAL ESTATE - 9.6%
74,777		Acadia Realty Trust	2,816,102
29,796		AG Mortgage Investment Trust	446,344
23,806		Agree Realty Corp	1,207,440
49,418		Alexander & Baldwin, Inc	1,947,069
2,258		Alexander’s, Inc	969,292
12,163	*,e	Altisource Portfolio Solutions S.A.	282,911
56,056		Altisource Residential Corp	538,138
41,278		American Assets Trust,Inc	1,893,835
48,585		American Capital Mortgage, Inc	794,851
104,621		Anworth Mortgage Asset Corp	514,735
60,900		Apollo Commercial Real Estate Finance, Inc	989,625
28,930		Ares Commercial Real Estate Corp	367,411
33,876		Armada Hoffler Properties, Inc	507,124
38,162		ARMOUR Residential REIT, Inc	812,087
27,326		Ashford Hospitality Prime, Inc	410,983
82,127		Ashford Hospitality Trust, Inc	489,477
11,871	*,e	AV Homes, Inc	169,993
19,791		Bluerock Residential Growth REIT, Inc	263,616
98,527		Capstead Mortgage Corp	980,344
60,720		CareTrust REIT, Inc	877,404
42,821		CatchMark Timber Trust Inc	518,562
177,984		CBL & Associates Properties, Inc	2,187,423
87,019		Cedar Realty Trust, Inc	699,633
39,461		Chatham Lodging Trust	946,275
62,752		Chesapeake Lodging Trust	1,585,743
19,827		City Office REIT, Inc	268,854
118,089		Colony Financial, Inc	2,099,622
68,646		Colony Starwood Homes	2,248,843
13,332		Community Healthcare Trust, Inc	306,503
4,072	e	Consolidated-Tomoka Land Co	199,243
12,935		CorEnergy Infrastructure Trust, Inc	380,548
35,394		Coresite Realty	2,921,067
218,970		Cousins Properties, Inc	2,329,841
160,048		CYS Investments, Inc	1,432,430
211,880		DiamondRock Hospitality Co	2,080,662
78,754		DuPont Fabros Technology, Inc	3,766,804
47,315		Dynex Capital, Inc	332,151
33,778		Easterly Government Properties, Inc	692,111
33,426		EastGroup Properties, Inc	2,460,822
70,095		Education Realty Trust, Inc	3,374,373
12,284		Farmland Partners, Inc	144,705
145,696		FelCor Lodging Trust, Inc	925,170
122,652		First Industrial Realty Trust, Inc	3,614,554
62,472		First Potomac Realty Trust	631,592
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,244	*,e	Forestar Group, Inc	$432,796
63,765		Four Corners Property Trust, Inc	1,384,338
102,966		Franklin Street Properties Corp	1,320,024
6,621	*	FRP Holdings, Inc	240,872
78,221		Geo Group, Inc	2,707,229
27,641		Getty Realty Corp	628,003
25,128		Gladstone Commercial Corp	457,330
180,151	*	Global Net Lease, Inc	1,572,718
74,589		Government Properties Income Trust	1,779,694
445,968		Gramercy Property Trust	4,455,220
12,888		Great Ajax Corp	178,499
765		Griffin Land & Nurseries, Inc (Class A)	24,625
38,189		Hannon Armstrong Sustainable Infrastructure Capital, Inc	858,871
120,221		Healthcare Realty Trust, Inc	4,347,191
43,771		Hersha Hospitality Trust	827,272
98,534		Hudson Pacific Properties	3,331,435
41,640		Independence Realty Trust, Inc	376,426
118,584		Invesco Mortgage Capital, Inc	1,707,610
126,109		Investors Real Estate Trust	834,842
76,790	*	iStar Financial, Inc	795,544
87,492		Kennedy-Wilson Holdings, Inc	1,841,707
87,268		Kite Realty Group Trust	2,653,820
40,377		Ladder Capital Corp	527,324
112,656		LaSalle Hotel Properties	3,103,673
242,697		Lexington Realty Trust	2,638,116
39,797		LTC Properties, Inc	2,130,333
94,272		Mack-Cali Realty Corp	2,658,470
15,337	*	Marcus & Millichap, Inc	410,878
248,814		Medical Properties Trust, Inc	3,906,380
66,523		Monmouth Real Estate Investment Corp (Class A)	919,348
177,849		Monogram Residential Trust, Inc	1,904,763
39,224		National Health Investors, Inc	3,081,830
36,683		National Storage Affiliates Trust	783,916
236,092		New Residential Investment Corp	3,227,378
81,054		New Senior Investment Group, Inc	971,837
113,943		New York Mortgage Trust, Inc	745,187
174,562		New York REIT, Inc	1,665,321
18,945		NexPoint Residential Trust, Inc	369,238
62,994		NorthStar Realty Europe Corp	582,694
14,556		One Liberty Properties, Inc	364,191
22,189		Orchid Island Capital, Inc	247,629
10,274		Owens Realty Mortgage, Inc	171,781
84,630		Parkway Properties, Inc	1,470,023
75,482		Pebblebrook Hotel Trust	2,238,041
72,416		Pennsylvania REIT	1,842,263
72,859		Pennymac Mortgage Investment Trust	1,182,502
142,575		Physicians Realty Trust	3,096,729
42,819		Potlatch Corp	1,637,827
23,978		Preferred Apartment Communities, Inc	356,553
20,977		PS Business Parks, Inc	2,326,140
49,429		QTS Realty Trust, Inc	2,829,810
97,005		RAIT Investment Trust	307,506
83,181		Ramco-Gershenson Properties	1,650,311

258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,742		Re/Max Holdings, Inc	$811,903
80,513		Redwood Trust, Inc	1,148,920
32,662		Resource Capital Corp	444,530
113,507		Retail Opportunities Investment Corp	2,591,365
69,292		Rexford Industrial Realty, Inc	1,584,015
128,740		RLJ Lodging Trust	3,056,288
6,966		RMR Group, Inc	237,157
45,821		Ryman Hospitality Properties	2,576,973
67,926		Sabra Healthcare REIT, Inc	1,624,111
10,321		Saul Centers, Inc	693,262
65,625		Select Income REIT	1,821,750
26,346		Seritage Growth Properties	1,318,881
35,697		Silver Bay Realty Trust Corp	643,260
53,689	*,e	St. Joe Co	989,488
72,542	*	STAG Industrial, Inc	1,841,116
6,594	*	Stratus Properties, Inc	115,988
91,366		Summit Hotel Properties, Inc	1,295,570
229,386		Sunstone Hotel Investors, Inc	3,050,834
14,674	*	Tejon Ranch Co	385,486
45,037		Terreno Realty Corp	1,254,280
50,434		Tier REIT, Inc	879,065
20,545	*	Trinity Place Holdings, Inc	167,031
25,715		UMH Properties, Inc	317,837
30,228	m	United Development Funding IV	96,730
13,357		Universal Health Realty Income Trust	797,012
94,794		Urban Edge Properties	2,835,289
28,362		Urstadt Biddle Properties, Inc (Class A)	700,541
77,484		Washington REIT	2,656,926
42,291		Western Asset Mortgage Capital Corp	416,143
26,674		Whitestone REIT	431,319
195,936		WP GLIMCHER, Inc	2,484,468
109,193		Xenia Hotels & Resorts, Inc	1,961,106
		TOTAL REAL ESTATE	176,759,014

RETAILING - 3.7%
27,914	*	1-800-FLOWERS.COM, Inc (Class A)	254,855
69,273		Aaron’s, Inc	1,659,088
71,637		Abercrombie & Fitch Co (Class A)	1,483,602
175,854	e	American Eagle Outfitters, Inc	3,151,304
8,046	*,e	America’s Car-Mart, Inc	282,254
21,089	*	Asbury Automotive Group, Inc	1,282,211
182,587	*	Ascena Retail Group, Inc	1,484,432
42,324	*	Barnes & Noble Education, Inc	489,265
66,729		Barnes & Noble, Inc	872,815
17,760		Big 5 Sporting Goods Corp	187,546
46,782	e	Big Lots, Inc	2,487,867
11,975		Blue Nile, Inc	347,993
12,382	*,e	Boot Barn Holdings, Inc	133,230
30,182	e	Buckle, Inc	826,685
13,582	*	Build-A-Bear Workshop, Inc	185,123
45,222		Caleres, Inc	1,190,243
27,129		Cato Corp (Class A)	970,404
137,726		Chico’s FAS, Inc	1,654,089
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,779		Children’s Place Retail Stores, Inc	$1,653,129
15,428		Citi Trends, Inc	257,339
21,550	*,e	Conn’s, Inc	153,221
17,435	*	Container Store Group, Inc	96,416
48,110		Core-Mark Holding Co, Inc	2,355,466
38,739	*	Destination XL Group, Inc	199,893
71,005		DSW, Inc (Class A)	1,722,581
10,139	*	Duluth Holdings, Inc	251,447
110,762	*	Etsy, Inc	1,114,266
78,491	*	Express Parent LLC	1,174,225
44,921		Finish Line, Inc (Class A)	976,133
56,681	*	Five Below, Inc	2,891,298
43,084	*	Francesca’s Holdings Corp	547,598
37,862		Fred’s, Inc (Class A)	601,627
18,115	*	FTD Cos, Inc	458,491
21,679	*	Genesco, Inc	1,504,956
72,429		GNC Holdings, Inc	1,478,276
21,947		Group 1 Automotive, Inc	1,367,737
64,555		Guess?, Inc	950,250
19,812		Haverty Furniture Cos, Inc	365,135
24,195	*,e	Hibbett Sports, Inc	844,889
33,095		HSN, Inc	1,693,140
15,783		Kirkland’s, Inc	240,533
16,071	*,e	Lands’ End, Inc	228,369
76,811	*	Liberty TripAdvisor Holdings, Inc	1,818,116
25,058		Lithia Motors, Inc (Class A)	2,162,255
27,029	*,e	Lumber Liquidators, Inc	406,246
26,143	*	MarineMax, Inc	528,089
17,903	*,e	Mattress Firm Holding Corp	534,226
33,250		Monro Muffler, Inc	2,082,115
30,765		Nutri/System, Inc	910,029
584,408	*	Office Depot, Inc	2,022,052
21,367	*,e	Ollie’s Bargain Outlet Holdings, Inc	558,533
17,945	e	Outerwall, Inc	944,984
13,924	*	Overstock.com, Inc	226,961
28,422	*,e	Party City Holdco, Inc	455,320
21,323	e	PetMed Express, Inc	442,026
85,656	e	Pier 1 Imports, Inc	438,559
55,129		Rent-A-Center, Inc	595,393
40,832	*,e	Restoration Hardware Holdings, Inc	1,258,034
11,940	*,e	Sears Holdings Corp	183,995
11,767	*	Sears Hometown and Outlet Stores, Inc	80,957
49,114	*	Select Comfort Corp	1,171,860
14,764		Shoe Carnival, Inc	388,441
36,761	*	Shutterfly, Inc	1,955,318
29,545		Sonic Automotive, Inc (Class A)	537,128
27,147	*,e	Sportsman’s Warehouse Holdings, Inc	276,356
27,647	e	Stage Stores, Inc	163,947
32,965		Stein Mart, Inc	283,499
51,608		Tailored Brands, Inc	756,057
34,373	*	Tile Shop Holdings, Inc	586,060
10,913	*	Tilly’s, Inc	62,095
47,408	*	Tuesday Morning Corp	374,049
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,483	*	Vitamin Shoppe, Inc	$745,633
33,304	*,e	Wayfair, Inc	1,448,724
17,573	*	West Marine, Inc	153,939
2,375		Winmark Corp	238,854
19,728	*,e	Zumiez, Inc	334,981
		TOTAL RETAILING	67,194,252

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
5,517	*,e	Acacia Communications, Inc	358,770
41,837	*	Advanced Energy Industries, Inc	1,703,603
692,260	*,e	Advanced Micro Devices, Inc	4,748,903
19,704	*	Alpha & Omega Semiconductor Ltd	281,570
33,813	*,e	Ambarella, Inc	1,960,478
105,555	*	Amkor Technology, Inc	663,941
78,351	*	Applied Micro Circuits Corp	515,550
30,791	*	Axcelis Technologies, Inc	329,464
71,766		Brooks Automation, Inc	899,228
24,930		Cabot Microelectronics Corp	1,311,817
59,408	*,e	Cavium, Inc	2,772,571
21,346	*	Ceva, Inc	641,661
16	*,m	China Energy Savings Technology, Inc	0
66,119	*	Cirrus Logic, Inc	3,212,722
27,774		Cohu, Inc	293,293
40,525	*	Diodes, Inc	750,118
22,803	*	DSP Group, Inc	246,956
149,239	*	Entegris, Inc	2,550,495
42,996	*	Exar Corp	360,306
121,754	*	Fairchild Semiconductor International, Inc	2,403,424
72,597	*	Formfactor, Inc	678,782
49,213	*	GigOptix, Inc	93,013
42,403	*	Inphi Corp	1,491,738
142,284	*	Integrated Device Technology, Inc	3,128,825
141,810		Intersil Corp (Class A)	2,166,857
26,552		IXYS Corp	290,479
68,467	*	Kopin Corp	159,528
126,773	*	Lattice Semiconductor Corp	761,906
24,594	*	MA-COM Technology Solutions	971,709
58,985	*	MaxLinear, Inc	1,286,463
120,110	*	Microsemi Corp	4,684,290
56,201		MKS Instruments, Inc	2,567,262
41,117		Monolithic Power Systems, Inc	2,990,028
25,001	*	Nanometrics, Inc	501,020
32,544	*	NeoPhotonics Corp Ltd	408,427
4,803		NVE Corp	273,963
28,541	*	PDF Solutions, Inc	470,926
68,555	*	Photronics, Inc	662,241
29,059		Power Integrations, Inc	1,658,397
114,971	*	Rambus, Inc	1,554,408
31,230	*	Rudolph Technologies, Inc	550,273
68,221	*	Semtech Corp	1,734,178
37,866	*	Sigma Designs, Inc	253,702
43,675	*	Silicon Laboratories, Inc	2,327,004
52,308		Tessera Technologies, Inc	1,681,179
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,683	*	Ultra Clean Holdings	$208,844
23,063	*	Ultratech, Inc	563,660
41,611	*	Veeco Instruments, Inc	697,816
55,509	*	Xcerra Corp	338,605
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,160,393

SOFTWARE & SERVICES - 8.8%
38,735	*,e	2U, Inc	1,354,950
46,625	*	A10 Networks, Inc	364,608
121,780	*	ACI Worldwide, Inc	2,412,462
39,588	*	Actua Corp	395,088
81,837	*	Acxiom Corp	1,878,159
10,895	*,e	Alarm.com Holdings, Inc	313,013
19,683	*,e	ALJ Regional Holdings, Inc	95,069
16,648	*,e	Amber Road, Inc	146,835
27,198	*	American Software, Inc (Class A)	299,994
42,708	*,e	Angie’s List, Inc	345,508
16,292	*	Apigee Corp	202,673
8,050	*	Appfolio, Inc	129,444
87,402	*	Aspen Technology, Inc	3,661,270
9,141	*	Autobytel, Inc	135,835
44,424	*	AVG Technologies NV	1,098,606
50,405	*	Bankrate, Inc	401,728
23,273	*	Barracuda Networks, Inc	513,868
86,532	*	Bazaarvoice, Inc	359,108
13,605	*,e	Benefitfocus, Inc	585,015
49,846		Blackbaud, Inc	3,332,205
58,003	*	Blackhawk Network Holdings, Inc	2,017,924
43,221	*	Blucora, Inc	441,286
42,307	*	Bottomline Technologies, Inc	893,101
51,529	*,e	Box, Inc	600,313
32,594	*	Brightcove, Inc	341,259
31,060	*	BroadSoft, Inc	1,392,420
25,674	*	CACI International, Inc (Class A)	2,447,502
58,715	*	Callidus Software, Inc	1,205,419
17,791	*	Carbonite, Inc	195,879
47,598	*	Cardtronics plc	2,093,836
18,583	*	Care.com, Inc	204,227
11,777		Cass Information Systems, Inc	612,051
23,364	*	ChannelAdvisor Corp	368,217
26,498	*	Cimpress NV	2,512,010
41,084	*	Commvault Systems, Inc	2,125,686
50,774	*	comScore, Inc	1,317,585
93,942		Convergys Corp	2,503,554
53,269	*	Cornerstone OnDemand, Inc	2,300,688
34,240		CSG Systems International, Inc	1,378,502
31,827	*	Cvent, Inc	1,038,197
20,219	*	Datalink Corp	173,479
52,902	*	DHI Group, Inc	385,656
8,542	*,e	Digimarc Corp	311,014
110,919		EarthLink Holdings Corp	752,031
26,705	e	Ebix, Inc	1,423,911

262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,111	*	Ellie Mae, Inc	$2,865,634
63,529	*	Endurance International Group Holdings, Inc	570,490
26,484	*,e	EnerNOC, Inc	198,100
43,736	*	Envestnet, Inc	1,669,403
50,954	*	EPAM Systems, Inc	3,579,009
25,382		EPIQ Systems, Inc	414,742
67,205		EVERTEC, Inc	1,155,926
29,954	*	Everyday Health, Inc	244,425
14,638	*	EXA Corp	213,715
34,489	*	ExlService Holdings, Inc	1,707,550
32,713		Fair Isaac Corp	4,142,774
34,823	*	Five9, Inc	439,118
41,373	*	FleetMatics Group plc	1,777,384
10,412		Forrester Research, Inc	426,163
34,305	*	Gigamon, Inc	1,602,730
8,603	*	Global Sources Ltd	77,255
27,113	*,e	Globant S.A.	1,143,898
110,538	*,e	Glu Mobile, Inc	258,659
59,360	*,e	Gogo, Inc	499,218
85,254	*,e	GrubHub, Inc	3,232,832
27,842	*	GTT Communications, Inc	571,596
23,852	*	Guidance Software, Inc	140,250
23,423		Hackett Group, Inc	313,634
32,386	*	Higher One Holdings, Inc	166,140
42,523	*,e	Hortonworks, Inc	497,944
30,453	*	HubSpot, Inc	1,662,429
30,265	*	Imperva, Inc	1,426,087
62,112	*	inContact, Inc	863,357
59,781	*	Infoblox, Inc	1,119,100
32,777	*,e	Information Services Group, Inc	124,225
11,111	*,e	Instructure, Inc	241,553
18,978	*,e	Interactive Intelligence, Inc	1,023,863
43,742	*	Intralinks Holdings, Inc	304,444
49,466		j2 Global, Inc	3,306,307
60,877	*	Jive Software, Inc	231,333
74,498	*	Limelight Networks, Inc	125,902
61,565	*	Lionbridge Technologies	277,658
24,779	*	Liquidity Services, Inc	200,214
57,319	*	Liveperson, Inc	382,604
26,592	*	LogMeIn, Inc	2,284,519
6,072	*	Majesco	34,550
26,093		Mantech International Corp (Class A)	1,030,934
31,255		Marchex, Inc (Class B)	99,078
43,835	*	Marketo, Inc	1,542,115
67,830		MAXIMUS, Inc	3,996,544
43,543	*	MeetMe, Inc	279,982
113,130		Mentor Graphics Corp	2,416,457
10,021	*	MicroStrategy, Inc (Class A)	1,752,573
15,191	*,e	MINDBODY, Inc	266,906
31,032	*,e	Mitek Systems, Inc	234,292
44,215	*	MobileIron, Inc	150,773
23,694	*	Model N, Inc	305,890
31,265	*	MoneyGram International, Inc	217,604

263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,817		Monotype Imaging Holdings, Inc	$847,348
93,261	*	Monster Worldwide, Inc	235,950
6,318		NCI, Inc (Class A)	80,175
56,843	*,e	NeuStar, Inc (Class A)	1,431,875
23,183	*	New Relic, Inc	798,423
67,450		NIC, Inc	1,572,934
14,612	*,e	Numerex Corp	111,490
13,643	*,e	Park City Group, Inc	133,429
46,476	*,e	Paycom Software, Inc	2,194,132
22,762	*,e	Paylocity Holding Corp	1,016,096
38,080		Pegasystems, Inc	1,062,432
36,430	*	Perficient, Inc	809,475
15,484	*	PFSweb, Inc	153,446
44,793	*	Planet Payment, Inc	210,079
53,031	*	Progress Software Corp	1,541,081
43,083	*,e	Proofpoint, Inc	3,268,707
26,602	*	PROS Holdings, Inc	494,265
26,969	*	Q2 Holdings, Inc	800,440
9,874		QAD, Inc (Class A)	186,816
99,117	*	QLIK Technologies, Inc	2,993,333
28,698	*	Qualys, Inc	900,830
34,576	*	QuinStreet, Inc	125,511
67,688	*,e	Quotient Technology, Inc	856,930
20,943	*	Rapid7, Inc	292,783
21,714	*	RealNetworks, Inc	94,022
57,022	*	RealPage, Inc	1,434,103
9,196		Reis, Inc	232,475
40,681	*	RetailMeNot, Inc	339,686
12,239	*	Rightside Group Ltd	146,868
61,869	*	RingCentral, Inc	1,424,843
20,473	*	Rosetta Stone, Inc	157,642
84,547	*	Rovi Corp	1,590,329
39,299	*	Rubicon Project, Inc	554,902
25,634		Sapiens International Corp NV	327,603
44,670		Science Applications International Corp	2,714,149
6,355	*	SecureWorks Corp	94,118
64,377	*,e	ServiceSource International LLC	290,984
20,327	*,e	Shutterstock, Inc	1,119,814
39,927	*,e	Silver Spring Networks, Inc	501,882
17,489	*	SPS Commerce, Inc	1,107,404
17,081	*,e	Stamps.com, Inc	1,294,825
40,852	*	Sykes Enterprises, Inc	1,253,748
43,568	*	Synchronoss Technologies, Inc	1,626,829
34,095	*	Syntel, Inc	1,544,844
88,060	*	Take-Two Interactive Software, Inc	3,538,251
29,931	*	Tangoe, Inc	242,142
18,841	*	TechTarget, Inc	171,830
34,344	*	TeleNav, Inc	171,033
17,545		TeleTech Holdings, Inc	500,734
99,821	*	TiVo, Inc	1,052,113
121,895		Travelport Worldwide Ltd	1,644,364
57,377	*,e	TrueCar, Inc	537,623
23,162	*,e	TubeMogul, Inc	259,646

264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,073	*,e	Unisys Corp	$525,953
11,263	*	Varonis Systems, Inc	289,347
31,857	*,e	Vasco Data Security International	532,331
65,586	*	Verint Systems, Inc	2,313,218
51,933	*,e	VirnetX Holding Corp	224,870
29,286	*	Virtusa Corp	796,579
39,401	*,e	WebMD Health Corp (Class A)	2,403,855
45,455	*	Website Pros, Inc	857,281
23,216	*,e	Workiva, Inc	323,631
24,101	*	Xactly Corp	299,334
27,559	*	XO Group, Inc	502,401
25,136	*	Xura, Inc	624,630
85,687	*,e	Zendesk, Inc	2,591,175
56,021	*	Zix Corp	227,445
		TOTAL SOFTWARE & SERVICES	161,469,903

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
113,256	*,e	3D Systems Corp	1,516,498
51,546		Adtran, Inc	938,137
22,655	*	Aerohive Networks, Inc	165,608
15,013	*	Agilysys, Inc	171,448
30,589	*	Anixter International, Inc	1,874,494
17,493	*,e	Applied Optoelectronics, Inc	207,117
36,618	*	Avid Technology, Inc	238,383
49,470		AVX Corp	675,760
14,886		Badger Meter, Inc	1,038,150
9,564		Bel Fuse, Inc (Class B)	195,966
44,021		Belden CDT, Inc	3,222,777
52,206	*	Benchmark Electronics, Inc	1,223,709
15,785		Black Box Corp	215,465
37,373	*	CalAmp Corp	530,697
43,314	*	Calix, Inc	334,384
145,016	*	Ciena Corp	2,782,857
12,064	*,e	Clearfield, Inc	241,401
25,543	*	Coherent, Inc	2,708,835
15,632		Comtech Telecommunications Corp	204,310
20,292	*,e	Control4 Corp	176,743
22,215	e	CPI Card Group, Inc	104,855
42,287	*	Cray, Inc	1,334,578
32,766		CTS Corp	626,158
36,739		Daktronics, Inc	237,701
63,060		Diebold, Inc	1,780,814
27,359	*	Digi International, Inc	303,958
18,383	*	DTS, Inc	510,864
17,155	*	Eastman Kodak Co	290,606
17,917		Electro Rent Corp	277,176
29,130		Electro Scientific Industries, Inc	197,210
49,385	*	Electronics for Imaging, Inc	2,187,262
27,578	*	EMCORE Corp	178,705
6,678	*	ePlus, Inc	561,687
109,021	*	Extreme Networks, Inc	424,092
36,438	*	Fabrinet	1,375,899
17,943	*	FARO Technologies, Inc	625,852

265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

113,484	*	Finisar Corp	$2,128,960
82,621	*,e	Harmonic, Inc	271,823
62,861	*	II-VI, Inc	1,263,506
32,037	*	Immersion Corp	240,598
148,277	*	Infinera Corp	1,298,906
38,714	*	Insight Enterprises, Inc	1,029,792
36,578		InterDigital, Inc	2,159,931
86,395	*	InvenSense, Inc	585,758
35,453	*	Itron, Inc	1,513,489
67,736	*	Ixia	778,964
28,451	*	Kimball Electronics, Inc	359,052
93,269	*	Knowles Corp	1,253,535
16,067	*	KVH Industries, Inc	145,728
23,412		Littelfuse, Inc	2,926,968
53,352	*	Lumentum Holdings, Inc	1,613,898
33,182	*,e	Maxwell Technologies, Inc	182,501
3,161	e	Mesa Laboratories, Inc	365,506
38,613		Methode Electronics, Inc	1,352,613
15,749		MTS Systems Corp	746,975
34,170	*	Netgear, Inc	1,757,363
94,206	*	Netscout Systems, Inc	2,635,884
66,548	*,e	Nimble Storage, Inc	495,117
33,593	*	Novanta, Inc	527,746
104,123	*,e	Oclaro, Inc	596,625
18,563	*	OSI Systems, Inc	1,103,942
20,087		Park Electrochemical Corp	325,409
12,008		PC Connection, Inc	309,926
35,356		Plantronics, Inc	1,705,573
35,188	*	Plexus Corp	1,616,537
143,727	*	Polycom, Inc	1,780,778
64,430	*,e	Pure Storage, Inc	811,818
88,569	*	QLogic Corp	1,374,591
37,439	*	Radisys Corp	180,456
28,436	*	Rofin-Sinar Technologies, Inc	898,578
19,109	*	Rogers Corp	1,307,820
77,583	*	Sanmina Corp	1,965,953
26,546	*	Scansource, Inc	1,089,182
70,907	*	ShoreTel, Inc	520,457
5,945	e	Silicom Ltd	215,566
38,239	*	Silicon Graphics International Corp	206,491
51,488	*	Sonus Networks, Inc	443,827
51,954	*,e	Stratasys Ltd	1,087,917
40,815	*	Super Micro Computer, Inc	879,563
39,170	*	Synaptics, Inc	2,034,881
30,769		SYNNEX Corp	3,093,208
10,728	*	Systemax, Inc	96,016
36,944	*	Tech Data Corp	2,879,046
76,603	*	TTM Technologies, Inc	762,200
27,430	e	Ubiquiti Networks, Inc	1,226,670
43,785	*	Universal Display Corp	3,101,729
37,979	*,e	USA Technologies, Inc	179,261
46,923	*,e	Viasat, Inc	3,464,325
247,582	*	Viavi Solutions, Inc	1,765,260
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

143,984		Vishay Intertechnology, Inc	$1,919,307
12,081	*	Vishay Precision Group, Inc	158,865
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	94,416,546

TELECOMMUNICATION SERVICES - 0.9%
92,219	*	8x8, Inc	1,268,011
11,126		ATN International, Inc	817,984
35,687	*	Boingo Wireless, Inc	326,893
221,263	*	Cincinnati Bell, Inc	1,106,315
43,861		Cogent Communications Group, Inc	1,874,181
52,418	e	Consolidated Communications Holdings, Inc	1,465,083
22,298	*	Fairpoint Communications, Inc	361,005
30,849	*	General Communication, Inc (Class A)	474,766
397,297	*,e	Globalstar, Inc	472,783
6,596	*	Hawaiian Telcom Holdco, Inc	146,431
18,373		IDT Corp (Class B)	280,372
34,880		Inteliquent, Inc	716,784
86,713	*,e	Iridium Communications, Inc	778,683
20,928	*	Lumos Networks Corp	244,858
56,195	*	NII Holdings, Inc	170,833
68,204	*	Orbcomm, Inc	722,280
10,481	*	pdvWireless, Inc	225,342
48,855		Shenandoah Telecom Co	2,006,963
21,384		Spok Holdings, Inc	395,176
9,738	*,e	Straight Path Communications, Inc	177,621
68	*,m	Touch America Holdings, Inc	0
201,697	*	Vonage Holdings Corp	1,196,063
102,001	e	Windstream Holdings, Inc	949,629
		TOTAL TELECOMMUNICATION SERVICES	16,178,056

TRANSPORTATION - 1.5%
53,428	*	Air Transport Services Group, Inc	773,637
13,972		Allegiant Travel Co	1,813,146
25,630		Arkansas Best Corp	479,537
25,873	*	Atlas Air Worldwide Holdings, Inc	1,118,490
29,683		Celadon Group, Inc	245,182
27,247		Costamare, Inc	266,748
12,525	*	Covenant Transportation Group, Inc	282,188
30,398	*	Echo Global Logistics, Inc	752,654
31,577		Forward Air Corp	1,461,383
55,622	*	Hawaiian Holdings, Inc	2,532,470
48,961	e	Heartland Express, Inc	906,758
35,449	*	Hub Group, Inc (Class A)	1,451,282
70,635		Knight Transportation, Inc	2,107,042
24,395		Marten Transport Ltd	528,152
45,687		Matson, Inc	1,707,323
3,157	*	PAM Transportation Services, Inc	63,235
9,023		Park-Ohio Holdings Corp	268,705
40,018	*	Radiant Logistics, Inc	126,457
32,126	*	Roadrunner Transportation Services Holdings, Inc	243,194
26,610	*	Saia, Inc	768,763
53,019		Skywest, Inc	1,525,357
78,927	*,e	Swift Transportation Co, Inc	1,519,345
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,612		Universal Truckload Services, Inc	$128,749
9,571	*	USA Truck, Inc	184,529
20,411	*,e	Virgin America, Inc	1,141,383
47,164		Werner Enterprises, Inc	1,184,760
59,162	*	Wesco Aircraft Holdings, Inc	760,232
103,409	*,e	XPO Logistics, Inc	3,062,975
35,888	*	YRC Worldwide, Inc	425,990
		TOTAL TRANSPORTATION	27,829,666

UTILITIES - 4.0%
52,228		Allete, Inc	3,334,758
38,693		American States Water Co	1,671,538
8,771		Artesian Resources Corp	299,003
128,908	e	Atlantic Power Corp	324,848
62,106	e	Atlantica Yield plc	1,251,436
66,629		Avista Corp	2,898,361
54,500	e	Black Hills Corp	3,436,225
50,961		California Water Service Group	1,718,915
15,591		Chesapeake Utilities Corp	998,915
11,699		Connecticut Water Service, Inc	597,234
14,359		Consolidated Water Co, Inc	192,841
7,180		Delta Natural Gas Co, Inc	189,480
123,396	*	Dynegy, Inc	1,866,981
42,464		El Paso Electric Co	2,024,684
46,595		Empire District Electric Co	1,571,649
12,088	e	Genie Energy Ltd	77,605
8,631	e	Global Water Resources, Inc	73,018
53,124		Idacorp, Inc	4,295,075
36,973		MGE Energy, Inc	2,076,034
17,036		Middlesex Water Co	703,757
90,651		New Jersey Resources Corp	3,375,843
28,825		Northwest Natural Gas Co	1,871,896
51,115		NorthWestern Corp	3,104,725
36,598		NRG Yield, Inc (Class A)	628,754
66,029	e	NRG Yield, Inc (Class C)	1,184,560
54,760		ONE Gas, Inc	3,557,210
41,044		Ormat Technologies, Inc	1,873,248
40,220		Otter Tail Corp	1,401,667
60,874	e	Pattern Energy Group, Inc	1,483,499
482		Piedmont Natural Gas Co, Inc	28,824
84,427		PNM Resources, Inc	2,900,912
94,012		Portland General Electric Co	4,105,504
17,232		SJW Corp	729,948
83,938		South Jersey Industries, Inc	2,675,943
49,752		Southwest Gas Corp	3,855,780
4,815	e	Spark Energy, Inc	119,364
47,202		Spire, Inc	3,275,819
89,203	*	Talen Energy Corp	1,213,161
96,730	e	TerraForm Global, Inc	336,620
92,327	e	TerraForm Power, Inc	1,085,766
15,084		Unitil Corp	659,774
24,303	*,e	Vivint Solar, Inc	73,395
53,111		WGL Holdings, Inc	3,759,728
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE

14,161		York Water Co			$445,222
		TOTAL UTILITIES			73,349,519

		TOTAL COMMON STOCKS			1,820,930,762
		(Cost $1,474,748,145)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc			0
		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,051	e	Asterias Biotherapeutics, Inc			471
8,325	m	Forest Laboratories, Inc CVR			7,909
5,149	m	Omthera Pharmaceuticals, Inc			3,089
34,794	m	Trius Therapeutics, Inc			4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			15,992

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc			139,956
		TOTAL TELECOMMUNICATION SERVICES			139,956

		TOTAL RIGHTS / WARRANTS			155,948
		(Cost $141,560)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 14.0%
GOVERNMENT AGENCY DEBT - 1.0%
$17,575,000	d	Federal Home Loan Bank (FHLB)	0.090%	08/01/16	17,575,000
		TOTAL GOVERNMENT AGENCY DEBT			17,575,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 13.0%
239,303,252	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			239,303,252
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			239,303,252

		TOTAL SHORT-TERM INVESTMENTS			256,878,252
		(Cost $256,878,252)
		TOTAL INVESTMENTS - 113.0%			2,077,964,962
		(Cost $1,731,767,957)
		OTHER ASSETS & LIABILITIES, NET - (13.0)%			(238,870,043)
		NET ASSETS - 100.0%			$1,839,094,919
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $233,392,240.
m	Indicates a security that has been deemed illiquid.
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BRAZIL - 7.0%
70,900	*	AES Tiete S.A.	$376,104
1,747,851		AMBEV S.A.	10,134,344
308,045	*	Banco Bradesco S.A.	2,775,103
1,019,335	*	Banco Bradesco S.A. (Preference)	8,915,723
319,186		Banco do Brasil S.A.	2,072,189
1,062,879		Banco Itau Holding Financeira S.A.	11,076,573
152,739		Banco Santander Brasil S.A.	960,036
254,800		BB Seguridade Participacoes S.A.	2,368,515
638,974		BM&F Bovespa S.A.	3,762,032
197,080		BR Malls Participacoes S.A.	854,597
51,415		Braskem S.A.	293,990
237,256		BRF S.A.	3,973,292
73,992		Centrais Eletricas Brasileiras S.A. (Preference)	508,433
83,341		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	1,112,190
59,457		Cia Brasileira de Distribuicao Grupo Pao de Acucar	899,813
310,356		Cia de Concessoes Rodoviarias	1,792,798
123,300		Cia de Saneamento Basico do Estado de Sao Paulo	1,171,243
282,891		Cia Energetica de Minas Gerais	793,079
65,820		Cia Energetica de Sao Paulo (Class B)	282,573
33,495		Cia Paranaense de Energia	332,119
238,230		Cia Siderurgica Nacional S.A.	813,350
376,399		Cielo S.A.	4,266,180
58,936		Cosan SA Industria e Comercio	618,915
80,081		CPFL Energia S.A.	564,104
94,262		EDP - Energias do Brasil S.A.	418,051
246,079		Empresa Brasileira de Aeronautica S.A.	1,125,509
58,700		Engie Brasil Energia S.A.	764,164
72,800		Equatorial Energia S.A.	1,246,788
93,063		Fibria Celulose S.A.	568,010
354,675		Gerdau S.A. (Preference)	847,746
128,282		Hypermarcas S.A.	1,086,029
260,764		JBS S.A.	876,612
111,120		Klabin S.A.	582,263
508,596		Kroton Educacional S.A.	2,265,028
54,991		Localiza Rent A Car	683,487
69,210		Lojas Americanas S.A.	278,343
208,585		Lojas Americanas S.A.(Preference)	1,231,928
236,050		Lojas Renner S.A.	1,984,556
12,800		M Dias Branco S.A.	463,854
28,500		Multiplan Empreendimentos Imobiliarios S.A.	555,251
65,392		Natura Cosmeticos S.A.	671,587
82,453		Odontoprev S.A.	330,585
1,148,072	*	Petroleo Brasileiro S.A.	4,960,674
1,467,346	*	Petroleo Brasileiro S.A. (Preference)	5,371,761

271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,381		Porto Seguro S.A.	$315,293
86,500		Qualicorp S.A.	573,572
84,700		Raia Drogasil S.A.	1,731,408
287,000	*	Rumo Logistica Operadora Multimodal S.A.	541,710
81,909		Satipel Industrial S.A.	250,345
52,505		Sul America SA	279,172
127,400		Suzano Papel e Celulose S.A.	389,775
164,521		Telefonica Brasil S.A.	2,497,955
318,066		Tim Participacoes S.A.	815,176
42,000		Totvus S.A.	426,166
37,400		Transmissora Alianca de Energia Eletrica S.A.	298,748
149,180		Ultrapar Participacoes S.A.	3,406,516
471,600		Vale S.A.	2,690,785
713,673		Vale S.A. (Preference)	3,303,797
203,540		Weg S.A.	958,566
		TOTAL BRAZIL	105,508,505

CHILE - 1.1%
775,256		AES Gener S.A.	374,915
946,877		Aguas Andinas S.A.	572,408
7,714,069		Banco de Chile	854,893
12,157		Banco de Credito e Inversiones	540,264
22,952,212		Banco Santander Chile S.A.	1,179,077
463,020		Centros Comerciales Sudamericanos S.A.	1,317,660
55,611		Cia Cervecerias Unidas S.A.	636,742
2,803,523		Colbun S.A.	688,280
53,437,410		Corpbanca S.A.	464,134
103,324		Embotelladora Andina S.A.	403,400
1,257,237		Empresa Nacional de Electricidad S.A.	1,146,387
54,543		Empresa Nacional de Telecomunicaciones S.A.	536,965
479,049		Empresas CMPC S.A.	1,004,345
207,023		Empresas COPEC S.A.	1,868,156
1,139,572		Endesa Americas S.A.	531,951
7,137,445		Enersis Chile S.A.	830,458
7,137,445		Enersis S.A.	1,245,523
104,466	*	Lan Airlines S.A.	911,798
173,111		SACI Falabella	1,270,071
35,494		Sociedad Quimica y Minera de Chile S.A. (Class B)	883,053
		TOTAL CHILE	17,260,480

CHINA - 23.8%
407,000	*,g	3SBio, Inc	408,977
29,187	*,e	58.COM, Inc (ADR)	1,518,016
272,500		AAC Technologies Holdings, Inc	2,547,203
9,489,000		Agricultural Bank of China	3,495,331
688,000		Air China Ltd	525,297
366,602	*	Alibaba Group Holding Ltd (ADR)	30,237,333
1,244,000	*	Alibaba Health Information Technology Ltd	866,476
2,014,000	*,e	Aluminum Corp of China Ltd	651,436
526,500		Anhui Conch Cement Co Ltd	1,385,264
389,000		Anta Sports Products Ltd	869,383
852,000		AviChina Industry & Technology Co	626,569
100,545	*	Baidu, Inc (ADR)	16,046,982

272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

29,656,000		Bank of China Ltd	$12,243,509
3,367,500		Bank of Communications Co Ltd	2,279,418
548,000		Beijing Capital International Airport Co Ltd	633,369
210,000		Beijing Enterprises Holdings Ltd	1,187,212
1,702,000		Beijing Enterprises Water Group Ltd	1,035,893
2,416,000		Belle International Holdings Ltd	1,601,557
1,192,000		Brilliance China Automotive Holdings Ltd	1,327,128
244,500	*,e	Byd Co Ltd	1,557,127
4,158,000	g	CGN Power Co Ltd	1,231,630
3,497,000		China Cinda Asset Management Co Ltd	1,139,666
3,531,600		China Citic Bank	2,238,559
1,136,000		China Coal Energy Co	601,186
1,663,000		China Communications Construction Co Ltd	1,822,336
988,400		China Communications Services Corp Ltd	537,561
513,000		China Conch Venture Holdings Ltd	983,462
31,283,350		China Construction Bank	21,039,311
1,123,000	*,e	China COSCO Holdings Co Ltd	393,134
1,527,000		China Everbright Bank Co Ltd	665,494
953,000		China Everbright International Ltd	1,032,083
372,000		China Everbright Ltd	712,569
1,827,000	e	China Evergrande Group	1,154,247
1,315,000		China Galaxy Securities Co Ltd	1,141,131
1,579,000	e	China Huishan Dairy Holdings Co Ltd	621,082
631,024	*	China Insurance International Holdings Co Ltd	1,241,559
2,775,000		China Life Insurance Co Ltd	6,294,492
1,275,000		China Longyuan Power Group Corp	1,026,384
497,000		China Medical System Holdings Ltd	732,139
1,062,000		China Mengniu Dairy Co Ltd	1,779,140
1,481,000		China Merchants Bank Co Ltd	3,175,791
495,780		China Merchants Holdings International Co Ltd	1,458,182
2,316,300		China Minsheng Banking Corp Ltd	2,421,735
2,283,500		China Mobile Hong Kong Ltd	28,277,771
1,028,000		China National Building Material Co Ltd	474,128
922,000	e	China Oilfield Services Ltd	729,579
1,470,000		China Overseas Land & Investment Ltd	4,848,892
1,003,200		China Pacific Insurance Group Co Ltd	3,565,083
1,363,000		China Power International Development Ltd	556,532
781,000		China Railway Construction Corp	941,575
1,463,000		China Railway Group Ltd	1,106,766
462,677	*,e	China Resources Beer Holdings Company Ltd	897,160
348,000		China Resources Gas Group Ltd	1,022,625
1,027,555		China Resources Land Ltd	2,563,059
719,372		China Resources Power Holdings Co	1,149,681
1,469,500		China Shenhua Energy Co Ltd	2,821,415
1,635,000	*,e	China Shipping Container Lines Co Ltd	343,219
726,000		China Southern Airlines Co Ltd	478,726
746,000		China State Construction International Holdings Ltd	999,775
5,348,000		China Telecom Corp Ltd	2,643,109
2,296,000		China Unicom Ltd	2,445,950
517,500		China Vanke Co Ltd	1,173,404
356,400		Chongqing Changan Automobile Co Ltd	591,943
1,050,000		Chongqing Rural Commercial Bank	552,572
1,681,000		Citic Pacific Ltd	2,550,849
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

849,000		CITIC Securities Co Ltd	$1,813,816
6,835,000		CNOOC Ltd	8,237,764
648,981		COSCO Pacific Ltd	670,254
2,163,675		Country Garden Holdings Co Ltd	882,765
1,636,050	e	CRRC Corp Ltd	1,505,331
1,562,000		CSPC Pharmaceutical Group Ltd	1,352,514
124,404	*,e	Ctrip.com International Ltd (ADR)	5,432,723
232,900	g	Dalian Wanda Commercial Properties Co Ltd	1,479,725
1,070,000		Dongfeng Motor Group Co Ltd	1,324,947
286,000		ENN Energy Holdings Ltd	1,365,861
850,000		Far East Horizon Ltd	670,329
969,452		Fosun International	1,272,025
1,568,000		Franshion Properties China Ltd	437,944
1,965,000		Geely Automobile Holdings Ltd	1,296,054
558,600		GF Securities Co Ltd	1,227,293
4,856,668	e	GOME Electrical Appliances Holdings Ltd	590,331
1,179,500		Great Wall Motor Co Ltd	1,229,760
1,132,000		Guangdong Investments Ltd	1,739,592
898,000		Guangzhou Automobile Group Co Ltd	1,155,164
382,000		Guangzhou R&F Properties Co Ltd	579,711
290,000		Haitian International Holdings Ltd	486,858
1,248,000		Haitong Securities Co Ltd	2,037,394
281,000		Hengan International Group Co Ltd	2,365,292
738,000		Huadian Power International Co	349,931
1,646,000		Huaneng Power International, Inc	1,014,019
1,424,000		Huaneng Renewables Corp Ltd	457,141
587,200	g	Huatai Securities Co Ltd	1,203,111
27,548,000		Industrial & Commercial Bank of China	15,715,874
254,232	*,e	JD.com, Inc (ADR)	5,504,123
492,000		Jiangsu Express	696,065
752,000		Jiangxi Copper Co Ltd	864,294
318,000	e	Kingsoft Corp Ltd	542,751
2,698,000		Lenovo Group Ltd	1,748,439
578,000	e	Longfor Properties Co Ltd	791,638
476,000	*	Luye Pharma Group Ltd	309,209
29,483		Netease.com (ADR)	6,022,492
314,000		New China Life insurance Co Ltd	1,117,084
49,744		New Oriental Education & Technology Group (ADR)	2,191,721
2,723,000		People’s Insurance Co Group of China Ltd	1,051,993
1,755,055		PICC Property & Casualty Co Ltd	2,734,664
1,952,000		Ping An Insurance Group Co of China Ltd	9,160,892
13,700	*,e	Qunar Cayman Islands Ltd (ADR)	411,959
10,803,000	*	Semiconductor Manufacturing International	875,803
684,000		Shandong Weigao Group Medical Polymer Co Ltd	382,448
1,114,000		Shanghai Electric Group Co Ltd	464,215
145,000		Shanghai Fosun Pharmaceutical Group Co Ltd	356,537
173,000		Shanghai Industrial Holdings Ltd	405,745
329,999		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	486,716
301,300		Shanghai Pharmaceuticals Holding Co Ltd	716,490
209,000		Shenzhou International Group Holdings Ltd	1,103,283
1,339,649		Shui On Land Ltd	361,781
1,194,471		Sino-Ocean Land Holdings Ltd	506,141
532,000		Sinopec Engineering Group Co Ltd	465,365
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,428,000		Sinopec Shanghai Petrochemical Co Ltd	$698,905
454,800		Sinopharm Group Co	2,209,397
766,000		Sinotrans Ltd	351,506
863,500		Soho China Ltd	399,292
110,728	e	SouFun Holdings Ltd (ADR)	566,927
693,000		Sunac China Holdings Ltd	436,253
16,400	*	TAL Education Group (ADR)	987,444
2,090,000		Tencent Holdings Ltd	50,480,031
804,000	e	Tingyi Cayman Islands Holding Corp	697,491
357,000		Travelsky Technology Ltd	685,177
158,000	e	Tsingtao Brewery Co Ltd	558,169
151,124	*	Vipshop Holdings Ltd (ADR)	2,150,494
2,245,000	e	Want Want China Holdings Ltd	1,378,578
419,400		Weichai Power Co Ltd	504,345
1,220,000	e	Yanzhou Coal Mining Co Ltd	753,198
12,504	*,e	YY, Inc (ADR)	490,032
600,000		Zhejiang Expressway Co Ltd	621,388
205,500		Zhuzhou CSR Times Electric Co Ltd	1,136,985
2,430,000		Zijin Mining Group Co Ltd	888,380
279,864		ZTE Corp	377,432
		TOTAL CHINA	358,756,961

COLOMBIA - 0.4%
163,372		BanColombia S.A. (Preference)	1,399,571
154,074		Cementos Argos S.A.	577,150
24,869		Corp Financiera Colombiana S.A.	310,903
2,475,845		Ecopetrol S.A.	1,048,404
107,119		Grupo Argos S.A.	645,505
1,040,383		Grupo Aval Acciones y Valores	396,498
82,814		Grupo de Inversiones Suramericana S.A.	1,033,691
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	427,288
151,305		Interconexion Electrica S.A.	448,001
		TOTAL COLOMBIA	6,287,011

CZECH REPUBLIC - 0.2%
62,116		CEZ AS	1,175,631
25,590		Komercni Banka AS	1,008,179
19,025		Telefonica O2 Czech Republic AS	185,569
		TOTAL CZECH REPUBLIC	2,369,379

EGYPT - 0.2%
379,053		Commercial International Bank	2,030,026
944,833	*	Orascom Telecom Holding SAE	445,819
316,999		Talaat Moustafa Group	199,553
		TOTAL EGYPT	2,675,398

GREECE - 0.3%
493,901	*	Alpha Bank AE	996,159
633,723	*	Eurobank Ergasias S.A.	366,778
10,570	*	FF Group	260,907
90,249		Hellenic Telecommunications Organization S.A.	886,423
37,462		JUMBO S.A.	442,698
1,832,481	*	National Bank of Greece S.A.	421,664
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

83,715		OPAP S.A.	$671,912
2,432,366	*	Piraeus Bank S.A.	415,794
17,832		Titan Cement Co S.A.	408,725
		TOTAL GREECE	4,871,060

HONG KONG - 0.4%
4,340,000	*,e	Alibaba Pictures Group Ltd	931,194
672,000		China Gas Holdings Ltd	1,063,790
4,891,799		GCL Poly Energy Holdings Ltd	672,829
510,000		Haier Electronics Group Co Ltd	856,726
690,000		Nine Dragons Paper Holdings Ltd	550,091
479,000		Shimao Property Holdings Ltd	627,223
1,637,000		Sino Biopharmaceutical	1,096,704
878,500		Sun Art Retail Group Ltd	610,972
		TOTAL HONG KONG	6,409,529

HUNGARY - 0.3%
20,137		MOL Hungarian Oil and Gas plc	1,263,400
82,847		OTP Bank	2,020,310
41,186		Richter Gedeon Rt	870,604
		TOTAL HUNGARY	4,154,314

INDIA - 8.0%
236,233		Ambuja Cements Ltd	958,703
25,796		Apollo Hospitals Enterprise Ltd	525,172
469,528		Ashok Leyland Ltd	669,178
113,162		Asian Paints Ltd	1,885,268
18,105		Associated Cement Co Ltd	457,252
100,317		Aurobindo Pharma Ltd	1,185,923
217,693		Axis Bank Ltd	1,783,025
2,304		Bajaj Auto Finance Ltd	357,171
32,292		Bajaj Holdings and Investment Ltd	1,306,040
42,805		Bharat Forge Ltd	487,289
220,017		Bharat Heavy Electricals	481,257
129,166		Bharat Petroleum Corp Ltd	1,142,963
403,056		Bharti Airtel Ltd	2,185,326
166,703		Bharti Infratel Ltd	983,745
2,873		Bosch Ltd	1,073,244
69,715		Cadila Healthcare Ltd	382,810
261,575		Cairn India Ltd	757,558
129,169		Cipla Ltd	1,018,556
324,667		Coal India Ltd	1,594,519
11,787		Container Corp Of India Ltd	264,097
161,443		Dabur India Ltd	732,669
25,689		Divi S Laboratories Ltd	460,317
43,711		Dr Reddy’s Laboratories Ltd	1,924,589
4,622		Eicher Motors Ltd	1,553,408
129,367		GAIL India Ltd	739,212
1,505		GlaxoSmithKline Consumer Healthcare Ltd	142,240
49,643		Glenmark Pharmaceuticals Ltd	639,273
34,951		Godrej Consumer Products Ltd	830,932
36,611		Havells India Ltd	212,950
212,121		HCL Technologies Ltd	2,388,475
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,935		Hero Honda Motors Ltd	$906,005
535,754		Hindalco Industries Ltd	1,073,445
264,774		Hindustan Lever Ltd	3,651,891
551,437		Housing Development Finance Corp	11,371,312
438,042		ICICI Bank Ltd	1,699,671
475,338		Idea Cellular Ltd	746,485
111,531		Indiabulls Housing Finance Ltd	1,275,332
683,518		Infosys Technologies Ltd	10,950,054
1,254,199		ITC Ltd	4,744,630
34,233		JSW Steel Ltd	858,578
120,717		Larsen & Toubro Ltd	2,817,085
100,687		LIC Housing Finance Ltd	782,932
80,611		Lupin Ltd	2,100,991
112,750		Mahindra & Mahindra Financial Services Ltd	557,677
139,009		Mahindra & Mahindra Ltd	3,047,928
127,054		Marico Ltd	539,521
40,197		Maruti Suzuki India Ltd	2,863,968
131,861		Motherson Sumi Systems Ltd	654,854
323,508		Mundra Port and Special Economic Zone Ltd	1,123,654
8,934		Nestle India Ltd	959,732
426,975		NTPC Ltd	1,011,013
19,021		Piramal Healthcare Ltd	456,336
127,355		Power Finance Corp Ltd	416,830
494,010		Reliance Industries Ltd	7,493,421
454,176		Sesa Sterlite Ltd	1,126,149
2,043		Shree Cement Ltd	491,887
56,275		Shriram Transport Finance Co Ltd	1,076,918
29,598		Siemens India Ltd	583,902
596,684		State Bank of India	2,052,542
355,115		Sun Pharmaceutical Industries Ltd	4,413,867
175,708		Tata Consultancy Services Ltd	6,883,307
575,158		Tata Motors Ltd	4,341,401
444,917		Tata Power Co Ltd	479,088
114,171		Tata Steel Ltd	607,241
92,241		Tech Mahindra Ltd	673,880
27,745		Titan Industries Ltd	174,890
15,359		Ultra Tech Cement Ltd	853,515
115,171		United Phosphorus Ltd	1,077,865
24,503	*	United Spirits Ltd	897,604
233,075		Wipro Ltd	1,899,403
43,197		Yes Bank Ltd	788,013
218,105		ZEE Telefilms Ltd	1,621,716
		TOTAL INDIA	121,269,694

INDONESIA - 2.6%
7,349,000		Adaro Energy Tbk	586,762
4,069,400		Bank Rakyat Indonesia	3,594,418
864,400		Indofood CBP Sukses Makmur Tbk	569,253
585,800		PT AKR Corporindo Tbk	302,634
7,399,100		PT Astra International Tbk	4,381,081
4,545,300		PT Bank Central Asia Tbk	5,023,284
1,026,066		PT Bank Danamon Indonesia Tbk	274,495
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,401,471		PT Bank Mandiri Persero Tbk	$2,640,534
2,604,393		PT Bank Negara Indonesia	1,067,810
2,356,000		PT Bumi Serpong Damai	377,344
2,657,400		PT Charoen Pokphand Indonesia Tbk	763,243
1,246,875	*	PT Excelcomindo Pratama	353,603
2,020,300		PT Global MediaCom Tbk	159,324
176,300		PT Gudang Garam Tbk	910,373
3,584,400		PT Hanjaya Mandala Sampoerna Tbk	994,458
555,900		PT Indocement Tunggal Prakarsa Tbk	726,975
1,604,400		PT Indofood Sukses Makmur Tbk	1,023,261
584,700		PT Jasa Marga Tbk	238,349
7,666,300		PT Kalbe Farma Tbk	983,266
7,024,600		PT Lippo Karawaci Tbk	609,337
860,900		PT Matahari Department Store Tbk	1,313,895
1,577,800		PT Media Nusantara Citra Tbk	260,170
3,961,600		PT Perusahaan Gas Negara Persero Tbk	998,314
1,132,300		PT Semen Gresik Persero Tbk	813,733
3,316,600		PT Summarecon Agung Tbk	431,163
2,125,900		PT Surya Citra Media Tbk	515,016
18,794,600		PT Telekomunikasi Indonesia Persero Tbk	6,117,847
574,800		PT Unilever Indonesia Tbk	1,979,739
633,100		PT United Tractors Tbk	763,048
1,793,000		PT Waskita Karya Persero Tbk	380,087
775,300		Tower Bersama Infrastructure	337,922
		TOTAL INDONESIA	39,490,738

KOREA, REPUBLIC OF - 14.2%
12,034		Amorepacific Corp	4,166,575
3,527		Amorepacific Corp (Preference)	709,328
3,682		BGF retail Co Ltd	658,223
92,394		BS Financial Group, Inc	727,121
27,465	*,e	Celltrion, Inc	2,554,099
25,429		Cheil Communications, Inc	408,945
27,650		Cheil Industries, Inc	3,347,036
2,937		CJ CheilJedang Corp	1,034,295
5,015		CJ Corp	899,092
6,668		CJ E&M Corp	423,368
9,666		Daelim Industrial Co	726,203
44,028	*	Daewoo Engineering & Construction Co Ltd	245,187
18,314		Daewoo International Corp	350,907
65,213		Daewoo Securities Co Ltd	530,050
52,544		DGB Financial Group Co Ltd	423,281
17,413		Dongbu Insurance Co Ltd	989,807
12,877		Dongsuh Co, Inc	375,275
18,432		Doosan Heavy Industries and Construction Co Ltd	433,343
7,209		E-Mart Co Ltd	1,053,158
6,949		GLOVIS Co Ltd	1,043,717
18,269	*	GS Engineering & Construction Corp	469,619
22,128		GS Holdings Corp	956,134
9,811		GS Retail Co Ltd	442,446
106,600		Hana Financial Group, Inc	2,624,663
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

25,275		Hankook Tire Co Ltd	$1,224,203
4,221		Hanmi Holdings Co Ltd	543,159
1,887		Hanmi Pharm Co Ltd	1,031,224
64,900		Hanon Systems	665,142
3,847		Hanssem Co Ltd	591,242
40,400		Hanwha Chemical Corp	924,174
15,925		Hanwha Corp	507,299
5,660		Honam Petrochemical Corp	1,537,930
11,950		Hotel Shilla Co Ltd	636,824
213,260		Hynix Semiconductor, Inc	6,567,144
7,633		Hyosung Corp	948,571
5,144		Hyundai Department Store Co Ltd	570,748
20,510		Hyundai Development Co	813,126
26,981		Hyundai Engineering & Construction Co Ltd	890,237
15,522	*	Hyundai Heavy Industries	1,745,598
21,871		Hyundai Marine & Fire Insurance Co Ltd	591,315
24,991		Hyundai Mobis	5,698,762
55,038		Hyundai Motor Co	6,494,061
13,619		Hyundai Motor Co Ltd (2nd Preference)	1,222,137
8,514		Hyundai Motor Co Ltd (Preference)	740,727
27,378		Hyundai Steel Co	1,241,913
5,540		Hyundai Wia Corp	425,645
96,356		Industrial Bank of Korea	1,020,400
10,867	e	Kakao Corp	882,151
41,772		Kangwon Land, Inc	1,529,004
138,435		KB Financial Group, Inc	4,395,700
2,073		KCC Corp	730,693
8,256		KEPCO Plant Service & Engineering Co Ltd	505,871
95,239		Kia Motors Corp	3,587,683
21,523		Korea Aerospace Industries Ltd	1,550,291
95,850		Korea Electric Power Corp	5,247,671
2,508	*	Korea Express Co Ltd	449,240
11,459		Korea Gas Corp	434,220
13,711		Korea Investment Holdings Co Ltd	575,542
5,581		Korea Kumho Petrochemical	303,339
68,326		Korea Life Insurance Co Ltd	352,474
3,615		Korea Zinc Co Ltd	1,648,970
13,452	*	Korean Air Lines Co Ltd	342,158
9,181		KT Corp	260,193
43,433		KT&G Corp	4,696,866
17,210		LG Chem Ltd	3,750,688
2,995		LG Chem Ltd (Preference)	475,484
34,618		LG Corp	1,966,381
38,778		LG Electronics, Inc	1,854,381
3,493		LG Household & Health Care Ltd	3,146,231
788		LG Household & Health Care Ltd (Preference)	411,341
5,319		LG Innotek Co Ltd	425,252
76,539		LG Telecom Ltd	749,194
84,603		LG.Philips LCD Co Ltd	2,345,647
226		Lotte Chilsung Beverage Co Ltd	333,382
2,100		Lotte Confectionery Co Ltd	355,265
3,902		Lotte Shopping Co Ltd	672,911
24,245		Mirae Asset Securities Co Ltd	577,027
10,402		Naver Corp	6,599,901
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,449		NCsoft	$1,449,320
6,518	e	OCI Co Ltd	543,503
1,310		Orion Corp	1,078,988
437		Ottogi Corp	305,461
10,263		Pacific Corp	1,323,949
20,175		Paradise Co Ltd	288,598
25,095		POSCO	5,084,916
6,650		S1 Corp (Korea)	603,896
10,475		Samsung Card Co	404,541
21,968		Samsung Electro-Mechanics Co Ltd	1,084,588
37,391		Samsung Electronics Co Ltd	51,449,162
6,761		Samsung Electronics Co Ltd (Preference)	7,642,134
12,696		Samsung Fire & Marine Insurance Co Ltd	3,025,460
56,297		Samsung Heavy Industries Co Ltd	502,024
28,779		Samsung Life Insurance Co Ltd	2,503,733
20,097		Samsung SDI Co Ltd	1,899,931
12,794		Samsung SDS Co Ltd	1,797,352
19,754		Samsung Securities Co Ltd	668,361
155,865		Shinhan Financial Group Co Ltd	5,569,850
2,185		Shinsegae Co Ltd	355,528
16,746		SK C&C Co Ltd	3,124,442
24,730		SK Energy Co Ltd	3,258,876
49,287		SK Networks Co Ltd	273,953
7,331		SK Telecom Co Ltd	1,506,479
18,367		S-Oil Corp	1,264,717
19,677		Woongjin Coway Co Ltd	1,504,213
107,463		Woori Bank	969,690
48,259		Woori Investment & Securities Co Ltd	449,226
2,776		Yuhan Corp	759,586
		TOTAL KOREA, REPUBLIC OF	214,071,081

MALAYSIA - 2.7%
368,700		AirAsia BHD	265,657
318,400		Alliance Financial Group BHD	311,754
668,800		AMMB Holdings BHD	707,359
593,000		Astro Malaysia Holdings BHD	425,392
169,493		Berjaya Sports Toto BHD	136,577
47,500		British American Tobacco Malaysia BHD	575,998
1,116,233		Bumiputra-Commerce Holdings BHD	1,204,834
1,210,596		Dialog Group BHD	453,180
1,315,500		Digi.Com BHD	1,603,503
377,000		Felda Global Ventures Holdings BHD	171,573
532,600		Gamuda BHD	630,667
828,975		Genting BHD	1,675,284
69,500		Genting Plantations BHD	179,961
196,700		HAP Seng Consolidated BHD	374,506
176,000		Hartalega Holdings BHD	185,923
218,287		Hong Leong Bank BHD	704,486
69,106		Hong Leong Credit BHD	258,688
1,136,800		IHH Healthcare BHD	1,826,476
1,066,600		IJM Corp BHD	888,367
1,032,300		IOI Corp BHD	1,073,391
400,833		IOI Properties Group Sdn BHD	232,396
149,100		Kuala Lumpur Kepong BHD	847,433
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

120,700		Lafarge Malayan Cement BHD	$235,736
1,243,822		Malayan Banking BHD	2,452,966
313,576		Malaysia Airports Holdings BHD	458,252
679,100		Maxis BHD	1,004,587
411,400		MISC BHD	759,026
908,900		Petronas Chemicals Group BHD	1,462,546
132,300		Petronas Dagangan BHD	756,000
271,800		Petronas Gas BHD	1,487,414
166,500		PPB Group BHD	655,035
1,002,240		Public Bank BHD	4,804,533
1,140,600		Resorts World BHD	1,204,300
265,670		RHB Capital BHD	332,673
1,572,700		Sapurakencana Petroleum BHD	558,443
936,128		Sime Darby BHD	1,708,194
397,465		Telekom Malaysia BHD	666,917
1,281,750		Tenaga Nasional BHD	4,529,546
1,013,065		TM International BHD	1,417,798
180,500		UMW Holdings BHD	253,110
307,800		Westports Holdings BHD	340,729
1,549,800		YTL Corp BHD	636,257
581,269		YTL Power International BHD	204,205
		TOTAL MALAYSIA	40,661,672

MEXICO - 3.7%
1,000,650		Alfa S.A. de C.V. (Class A)	1,637,864
11,535,870		America Movil S.A. de C.V. (Series L)	6,632,356
5,234,043	*,e	Cemex S.A. de C.V.	3,989,039
182,160		Coca-Cola Femsa S.A. de C.V.	1,431,923
64,100		El Puerto de Liverpool SAB de C.V.	621,274
154,325		Embotelladoras Arca SAB de C.V.	992,701
871,500		Fibra Uno Administracion S.A. de C.V.	1,777,395
686,737		Fomento Economico Mexicano S.A. de C.V.	6,144,007
375,886		Gentera SAB de C.V.	698,446
76,845		Gruma SAB de C.V.	1,105,215
127,528		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,254,671
72,795		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,118,714
619,420		Grupo Bimbo S.A. de C.V. (Series A)	1,846,367
198,598		Grupo Carso S.A. de C.V. (Series A1)	811,021
110,000		Grupo Comercial Chedraui S.a. DE C.V.	249,568
903,487		Grupo Financiero Banorte S.A. de C.V.	4,948,218
834,532		Grupo Financiero Inbursa S.A.	1,341,037
642,500		Grupo Financiero Santander Mexico SAB de C.V.	1,170,549
199,700		Grupo Lala SAB de C.V.	433,802
1,528,156		Grupo Mexico S.A. de C.V. (Series B)	3,687,950
896,126		Grupo Televisa S.A.	4,756,876
50,877		Industrias Penoles S.A. de C.V.	1,309,072
546,042		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,235,074
418,096		Mexichem SAB de C.V.	911,115
281,300	*	OHL Mexico SAB de CV	381,668
94,325		Promotora y Operadora de Infraestructura SAB de C.V.	1,100,006
1,955,989		Wal-Mart de Mexico SAB de C.V.	4,470,087
		TOTAL MEXICO	56,056,015
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 0.4%
1,068,361		Steinhoff International Holdings NV	$6,757,530
		TOTAL NETHERLANDS	6,757,530

PERU - 0.4%
68,322		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,000,917
23,790		Credicorp Ltd (NY)	3,814,251
45,148	e	Southern Copper Corp (NY)	1,173,397
		TOTAL PERU	5,988,565

PHILIPPINES - 1.5%
709,400		Aboitiz Equity Ventures, Inc	1,176,282
549,900		Aboitiz Power Corp	528,435
648,600		Alliance Global Group, Inc	222,801
91,818		Ayala Corp	1,697,390
2,724,300		Ayala Land, Inc	2,285,386
630,116		Banco de Oro Universal Bank	1,515,269
292,610		Bank of the Philippine Islands	596,360
1,227,500		DMCI Holdings, Inc	339,368
12,040		Globe Telecom, Inc	579,745
29,230		GT Capital Holdings, Inc	955,937
180,030		International Container Term Services, Inc	244,823
1,049,870		JG Summit Holdings (Series B)	1,861,891
142,620		Jollibee Foods Corp	772,395
4,448,900		Megaworld Corp	475,562
4,266,600		Metro Pacific Investments Corp	679,946
196,882		Metropolitan Bank & Trust	397,061
35,665		Philippine Long Distance Telephone Co	1,592,992
2,989,000		PNOC Energy Development Corp	372,944
475,000		Robinsons Land Corp	322,936
157,780		Security Bank Corp	733,865
88,080		SM Investments Corp	1,289,469
3,038,975		SM Prime Holdings	1,886,035
329,590		Universal Robina	1,403,201
		TOTAL PHILIPPINES	21,930,093

POLAND - 1.0%
23,290	*	Alior Bank S.A.	301,855
8,150		Bank Handlowy w Warszawie S.A.	143,913
216,854	*	Bank Millennium S.A.	254,867
49,002		Bank Pekao S.A.	1,550,829
10,630		Bank Zachodni WBK S.A.	763,817
4,389		BRE Bank S.A.	341,786
9,919		CCC S.A.	452,579
45,713	*	Cyfrowy Polsat S.A.	276,305
71,916		Enea S.A.	202,057
89,184		Energa S.A.	222,856
26,188		Eurocash S.A.	351,880
54,571	*	Grupa Lotos S.A.	409,624
62,828		KGHM Polska Miedz S.A.	1,268,884
470		LPP S.A.	592,529
799,354		Polish Oil & Gas Co	1,109,188
289,718		Polska Grupa Energetyczna S.A.	951,950
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

127,919		Polski Koncern Naftowy Orlen S.A.	$2,049,641
316,336	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,933,496
200,412		Powszechny Zaklad Ubezpieczen S.A.	1,449,768
95,708		Synthos S.A.	97,256
303,984		Tauron Polska Energia S.A.	240,120
212,799		Telekomunikacja Polska S.A.	294,348
13,692		Zaklady Azotowe w Tarnowie-Moscicach S.A.	254,993
		TOTAL POLAND	15,514,541

QATAR - 0.9%
34,886		Barwa Real Estate Co	335,879
56,557		Commercial Bank of Qatar QSC	588,680
37,408		Doha Bank QSC	382,687
288,674		Ezdan Holding Group QSC	1,565,730
55,567		Industries Qatar QSC	1,631,767
139,808		Masraf Al Rayan	1,382,005
27,725		Ooredoo QSC	724,827
9,966		Qatar Electricity & Water Co	614,314
118,665		Qatar Gas Transport Co Ltd	798,125
43,631		Qatar Insurance Co SAQ	974,117
19,449		Qatar Islamic Bank SAQ	581,722
78,891		Qatar National Bank	3,312,468
119,125		Vodafone Qatar	362,864
		TOTAL QATAR	13,255,185

ROMANIA - 0.1%
73,480		New Europe Property Investments plc	878,769
		TOTAL ROMANIA	878,769

RUSSIA - 3.4%
65,445		AFK Sistema (GDR)	532,722
2,281,392		Gazprom OAO (ADR)	9,346,927
13,659		Gazpromneft OAO (ADR)	167,724
164,196		LUKOIL PJSC (ADR)	7,067,370
109,691		Magnit OAO (GDR)	4,208,545
27,913		MegaFon OAO (GDR)	275,752
194,250		MMC Norilsk Nickel PJSC (ADR)	2,843,809
192,749		Mobile TeleSystems (ADR)	1,713,539
35,610		NovaTek OAO (GDR)	3,579,423
56,233		PhosAgro OAO (ADR)	776,015
500,926		Rosneft Oil Co (GDR)	2,435,709
54,099		Rostelecom (ADR)	415,752
637,556		RusHydro PJSC (ADR)	659,871
974,451		Sberbank of Russian Federation (ADR)	8,490,602
91,516		Severstal (GDR)	1,083,600
622,044		Surgutneftegaz (ADR)	2,925,007
103,631		Tatneft PAO (ADR)	2,950,882
1,073,969		VTB Bank OJSC (GDR)	2,131,823
		TOTAL RUSSIA	51,605,072

SOUTH AFRICA - 6.8%
331,683	*,m	African Bank Investments Ltd	239
22,127	*	Anglo American Platinum Ltd	703,509
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

151,530	*	AngloGold Ashanti Ltd	$3,308,967
124,655		Aspen Pharmacare Holdings Ltd	3,366,466
151,672	e	Barclays Africa Group Ltd	1,677,664
117,404	*	Bid Corp Ltd	2,190,724
115,264		Bidvest Group Ltd	1,324,856
123,499	*,e	Brait S.A.	1,110,891
15,072		Capitec Bank Holdings Ltd	668,478
92,038	e	Coronation Fund Managers Ltd	489,194
125,542	e	Discovery Holdings Ltd	1,131,197
91,939	e	Exxaro Resources Ltd	550,713
1,233,998		FirstRand Ltd	4,318,193
260,733		Fortress Income Fund Ltd	685,991
268,000		Fortress Income Fund Ltd (A Shares)	324,232
72,103		Foschini Ltd	773,690
292,059		Gold Fields Ltd	1,803,372
120,662		Gold Reef Resorts Ltd	252,104
810,351		Growthpoint Properties Ltd	1,537,770
87,240		Hyprop Investments Ltd	848,110
262,245	*	Impala Platinum Holdings Ltd	1,157,427
59,528		Imperial Holdings Ltd	711,436
94,730		Investec Ltd	571,218
40,805	e	Liberty Holdings Ltd	360,098
329,147		Life Healthcare Group Holdings Pte Ltd	895,594
45,598		Massmart Holdings Ltd	476,338
341,129		Metropolitan Holdings Ltd	569,041
41,845		Mondi Ltd	848,024
90,622		Mr Price Group Ltd	1,494,429
612,936	e	MTN Group Ltd	6,195,558
161,542		Naspers Ltd (N Shares)	25,349,700
72,600	e	Nedbank Group Ltd	1,041,616
349,038		Network Healthcare Holdings Ltd	808,736
88,637	e	Pick’n Pay Stores Ltd	500,252
41,354		Pioneer Foods Ltd	532,727
37,394		PSG Group Ltd	534,224
251,717		Rand Merchant Investment Holdings Ltd	803,804
1,378,766		Redefine Properties Ltd	1,190,904
179,251		Remgro Ltd	3,361,974
93,602		Resilient REIT Ltd	910,218
263,526		RMB Holdings Ltd	1,180,089
520,713		Sanlam Ltd	2,456,921
181,321	*	Sappi Ltd	922,459
210,173		Sasol Ltd	5,592,448
158,463		Shoprite Holdings Ltd	2,322,284
277,385		Sibanye Gold Ltd	1,292,856
66,946		Spar Group Ltd	998,698
478,470		Standard Bank Group Ltd	4,779,100
91,536		Telkom S.A. Ltd	424,806
57,302		Tiger Brands Ltd	1,609,534
147,622		Truworths International Ltd	950,133
134,812		Vodacom Group Pty Ltd	1,562,427
359,907		Woolworths Holdings Ltd	2,319,694
		TOTAL SOUTH AFRICA	101,791,127
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 11.7%
1,163,912		Acer, Inc	$554,869
2,319,372		Advanced Semiconductor Engineering, Inc	2,737,996
121,850		Advantech Co Ltd	948,189
843,512		Asia Cement Corp	771,584
721,000	*	Asia Pacific Telecom Co Ltd	249,958
256,500		Asustek Computer, Inc	2,231,768
3,122,000		AU Optronics Corp	1,275,813
59,000		Casetek Holdings Ltd	238,291
241,000		Catcher Technology Co Ltd	1,680,326
3,024,270		Cathay Financial Holding Co Ltd	3,402,046
409,518		Chailease Holding Co Ltd	727,128
1,479,391		Chang Hwa Commercial Bank	796,066
709,490		Cheng Shin Rubber Industry Co Ltd	1,481,108
180,065		Chicony Electronics Co Ltd	445,558
912,000		China Airlines	268,139
4,378,754		China Development Financial Holding Corp	1,066,140
1,179,346		China Life Insurance Co Ltd (Taiwan)	975,599
4,352,850		China Steel Corp	3,011,223
5,989,693		Chinatrust Financial Holding Co	3,306,884
1,458,600		Chunghwa Telecom Co Ltd	5,212,331
1,458,000		Compal Electronics, Inc	916,125
718,929		Delta Electronics, Inc	3,792,104
2,757,130		E.Sun Financial Holding Co Ltd	1,539,800
66,742		Eclat Textile Co Ltd	748,122
686,967	*	Eva Airways Corp	327,004
524,491		Evergreen Marine Corp Tawain Ltd	203,181
1,189,852		Far Eastern Textile Co Ltd	929,820
604,000		Far EasTone Telecommunications Co Ltd	1,388,653
122,662		Feng TAY Enterprise Co Ltd	554,284
3,370,074		First Financial Holding Co Ltd	1,870,256
1,209,270		Formosa Chemicals & Fibre Corp	3,151,291
539,000		Formosa Petrochemical Corp	1,533,560
1,554,600		Formosa Plastics Corp	3,793,474
234,000		Formosa Taffeta Co Ltd	221,957
346,052		Foxconn Technology Co Ltd	839,775
2,504,812		Fubon Financial Holding Co Ltd	3,117,041
3,752,112		Fuhwa Financial Holdings Co Ltd	1,318,538
107,000		Giant Manufacturing Co Ltd	722,466
18,000		Hermes Microvision, Inc	767,135
265,500		High Tech Computer Corp	791,792
265,290		Highwealth Construction Corp	404,870
84,290		Hiwin Technologies Corp	413,728
5,175,310		Hon Hai Precision Industry Co, Ltd	14,281,812
91,000		Hotai Motor Co Ltd	914,268
2,425,853		Hua Nan Financial Holdings Co Ltd	1,324,113
3,320,061		InnoLux Display Corp	1,229,699
975,000	*	Inotera Memories, Inc	796,430
827,060		Inventec Co Ltd	642,832
37,000		Largan Precision Co Ltd	3,977,799
733,120		Lite-On Technology Corp	1,099,469
547,961		MediaTek, Inc	4,183,690
4,014,046		Mega Financial Holding Co Ltd	3,147,806

285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

75,000		Merida Industry Co Ltd	$347,458
1,802,860		Nan Ya Plastics Corp	3,415,442
272,000		Nanya Technology Corp	321,739
56,000		Nien Made Enterprise Co Ltd	584,642
210,000		Novatek Microelectronics Corp Ltd	737,946
40,000	*	OBI Pharma, Inc	618,092
733,000		Pegatron Technology Corp	1,804,379
50,000		Phison Electronics Corp	414,867
765,000		Pou Chen Corp	1,044,233
238,000		Powertech Technology, Inc	605,727
214,000		President Chain Store Corp	1,738,678
1,001,000		Quanta Computer, Inc	2,038,599
160,085		Realtek Semiconductor Corp	580,561
335,111		Ruentex Development Co Ltd	402,026
148,730		Ruentex Industries Ltd	237,907
2,932,093		Shin Kong Financial Holding Co Ltd	596,365
797,169		Siliconware Precision Industries Co	1,199,935
91,490		Simplo Technology Co Ltd	323,348
3,085,524		SinoPac Financial Holdings Co Ltd	996,894
119,836		Standard Foods Corp	298,028
501,000		Synnex Technology International Corp	591,923
58,000	*	TaiMed Biologics, Inc	395,533
2,916,266		Taishin Financial Holdings Co Ltd	1,171,396
943,082	*	Taiwan Business Bank	248,727
1,301,914		Taiwan Cement Corp	1,383,941
2,537,970		Taiwan Cooperative Financial Holding	1,189,550
245,000		Taiwan Fertilizer Co Ltd	341,648
645,200		Taiwan Mobile Co Ltd	2,224,467
9,087,000		Taiwan Semiconductor Manufacturing Co Ltd	49,085,135
610,000		Teco Electric and Machinery Co Ltd	540,698
77,000		Transcend Information, Inc	231,292
1,829,569		Uni-President Enterprises Corp	3,739,175
4,282,000		United Microelectronics Corp	1,594,640
312,000		Vanguard International Semiconductor Corp	565,826
745,186		Wistron Corp	592,809
541,500		WPG Holdings Co Ltd	689,722
255,000		Yulon Motor Co Ltd	226,767
126,127		Zhen Ding Technology Holding Ltd	259,382
		TOTAL TAIWAN	175,703,407

THAILAND - 2.2%
384,800		Advanced Info Service PCL (Foreign)	1,969,084
163,900		Airports of Thailand PCL (Foreign)	1,861,027
94,700		Bangkok Bank PCL (Foreign)	466,347
1,417,400		Bangkok Dusit Medical Services PCL	917,245
2,700,000		Bangkok Expressway & Metro PCL	651,163
1,218,900		Banpu PCL (Foreign)	551,425
273,300		BEC World PCL (Foreign)	194,309
970,600		BTS Group Holdings PCL (Foreign)	262,148
127,300		Bumrungrad Hospital PCL (Foreign)	673,807
245,600		Central Pattana PCL (Foreign)	405,765
551,900		Charoen Pokphand Foods PCL	444,835
1,802,600		CP Seven Eleven PCL (Foreign)	2,683,384
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

59,000		Delta Electronics Thai PCL	$120,969
52,000		Electricity Generating PCL	297,217
372,900		Energy Absolute PCL (Foreign)	281,362
211,800		Glow Energy PCL (Foreign)	522,141
578,926		Home Product Center PCL (Foreign)	168,117
528,278		Indorama Ventures PCL (Foreign)	505,732
6,194,600		IRPC PCL (Foreign)	736,309
646,300		Kasikornbank PCL (Foreign)	3,709,091
1,447,950		Krung Thai Bank PCL (Foreign)	725,088
340,870		Minor International PCL (Foreign)	399,325
536,384		PTT Exploration & Production PCL (Foreign)	1,285,895
780,741		PTT Global Chemical PCL (Foreign)	1,356,154
401,900		PTT PCL (Foreign)	3,845,369
203,000		Robinson Department Store PCL	385,172
157,750		Siam Cement PCL (Foreign)	2,324,068
576,800		Siam Commercial Bank PCL (Foreign)	2,633,109
484,900		Thai Oil PCL (Foreign)	849,471
666,000		Thai Union Group PCL	417,625
3,120,700		TMB Bank PCL (Foreign)	202,959
5,286,748		True Corp PCL	1,360,139
		TOTAL THAILAND	33,205,851

TURKEY - 1.2%
797,914		Akbank TAS	2,062,024
75,143		Anadolu Efes Biracilik Ve Malt Sanayii AS	509,094
82,321		Arcelik AS	563,251
77,494		BIM Birlesik Magazalar AS	1,433,558
28,591		Coca-Cola Icecek AS	354,968
659,704		Emlak Konut Gayrimenkul Yatiri	590,909
440,037		Eregli Demir ve Celik Fabrikalari TAS	669,759
21,083		Ford Otomotiv Sanayi AS	230,023
358,988		Haci Omer Sabanci Holding AS	1,073,346
239,956		KOC Holding AS	1,029,610
234,889		Petkim Petrokimya Holding	339,539
49,701		TAV Havalimanlari Holding AS	182,326
35,268		Tofas Turk Otomobil Fabrik	279,246
62,009		Tupras Turkiye Petrol Rafine	1,327,050
138,049	*	Turk Hava Yollari	239,525
187,928		Turk Sise ve Cam Fabrikalari AS	211,711
178,558		Turk Telekomunikasyon AS	361,558
323,121		Turkcell Iletisim Hizmet AS	1,118,603
882,614		Turkiye Garanti Bankasi AS	2,171,069
239,561		Turkiye Halk Bankasi AS	632,352
575,693		Turkiye Is Bankasi (Series C)	888,532
227,268		Turkiye Vakiflar Bankasi Tao	337,172
56,816		Ulker Biskuvi Sanayi AS	376,678
320,847		Yapi ve Kredi Bankasi	371,722
		TOTAL TURKEY	17,353,625

UNITED ARAB EMIRATES - 0.8%
648,245		Abu Dhabi Commercial Bank PJSC	1,201,048
1,166,017		Aldar Properties PJSC	915,663
887,243	*	Arabtec Holding Co	356,116
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

61,183		DP World Ltd	$1,037,477
899,608		Dubai Financial Market	325,617
433,447		Dubai Islamic Bank PJSC	637,004
735,021		Emaar Malls Group PJSC	579,184
1,290,249		Emaar Properties PJSC	2,421,039
648,379		Emirates Telecommunications Group Co PJSC	3,530,611
331,506		First Gulf Bank PJSC	1,089,699
237,116		National Bank of Abu Dhabi PJSC	628,189
		TOTAL UNITED ARAB EMIRATES	12,721,647

UNITED STATES - 4.0%
689,342	e	iShares Core MSCI Emerging Markets ETF	30,310,368
820,270		iShares MSCI Emerging Markets	29,718,383
		TOTAL UNITED STATES	60,028,751

		TOTAL COMMON STOCKS	1,496,576,000
		(Cost $1,542,683,654)

PREFERRED STOCKS - 0.2%

BRAZIL - 0.2%
1,435,206	*	ITAUSA Investimentos Itau PR	3,700,445
		TOTAL BRAZIL	3,700,445

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	653
		TOTAL PHILIPPINES	653

		TOTAL PREFERRED STOCKS	3,701,098
		(Cost $4,157,109)

RIGHTS / WARRANTS - 0.1%
CHINA - 0.0%
154,225		China Resources Beer Holdings Co Ltd	62,021
		TOTAL CHINA	62,021

INDIA - 0.1%
158,766		Tata Motors Ltd (DVR)	769,126
		TOTAL INDIA	769,126

THAILAND - 0.0%
406,300		Banpu PCL	116,069
		TOTAL THAILAND	116,069

		TOTAL RIGHTS / WARRANTS	947,216
		(Cost $711,957)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.1%
$1,950,000	Federal Home Loan Bank (FHLB)	0.150%	08/01/16	1,950,000
	TOTAL GOVERNMENT AGENCY DEBT			1,950,000

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

41,460,997	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$41,460,997
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	41,460,997
		TOTAL SHORT-TERM INVESTMENTS	43,410,997
		(Cost $43,410,997)

		TOTAL INVESTMENTS - 102.5%	1,544,635,311
		(Cost $1,590,963,717)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(37,475,037)
		NET ASSETS - 100.0%	$1,507,160,274

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,479,602.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $4,323,443 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$406,665,931	27.0%
INFORMATION TECHNOLOGY	327,631,765	21.7
CONSUMER DISCRETIONARY	151,366,565	10.0
CONSUMER STAPLES	117,997,316	7.8
ENERGY	100,322,700	6.7
MATERIALS	97,356,234	6.5
TELECOMMUNICATION SERVICES	96,795,465	6.4
INDUSTRIALS	88,610,870	5.9
UTILITIES	76,471,252	5.1
HEALTH CARE	38,006,216	2.5
SHORT - TERM INVESTMENTS	43,410,997	2.9
OTHER ASSETS & LIABILITIES, NET	(37,475,037)	(2.5)

NET ASSETS	$1,507,160,274	100.0%
290

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.4%
387,878		AGL Energy Ltd	$6,072,535
1,443,724	e	Alumina Ltd	1,459,724
673,765		Amcor Ltd	7,699,893
1,712,854		AMP Ltd	7,578,238
646,854		APA Group	4,783,658
314,152		Aristocrat Leisure Ltd	3,812,838
335,672	m	Asciano Group	2,334,110
1,049,117		AusNet Services	1,411,670
1,694,136		Australia & New Zealand Banking Group Ltd	33,331,207
111,980		Australian Stock Exchange Ltd	4,235,123
216,511		Bank of Queensland Ltd	1,741,822
261,049		Bendigo Bank Ltd	2,017,121
1,864,412		BHP Billiton Ltd	27,634,647
1,226,478		BHP Billiton plc	15,464,082
433,183		Boral Ltd	2,265,363
916,656		Brambles Ltd	9,377,124
156,788		Caltex Australia Ltd	3,965,019
325,861		Challenger Financial Services Group Ltd	2,356,267
64,599		CIMIC Group Ltd	1,436,751
323,299		Coca-Cola Amatil Ltd	2,261,645
33,287		Cochlear Ltd	3,363,025
991,542		Commonwealth Bank of Australia	58,368,710
264,683		Computershare Ltd	1,787,132
214,796		Crown Resorts Ltd	2,140,586
268,762		CSL Ltd	24,101,136
559,091		Dexus Property Group	4,152,190
35,635		Domino’s Pizza Enterprises Ltd	2,041,567
1,333,977		DUET Group (ASE Exchange)	2,730,758
33,147	e	Flight Centre Travel Group Ltd	812,325
904,478		Fortescue Metals Group Ltd	3,084,840
1,032,462		GPT Group (ASE)	4,403,463
328,233		Harvey Norman Holdings Ltd	1,207,516
1,011,687		Healthscope Ltd	2,278,551
995,567		Incitec Pivot Ltd	2,179,782
1,410,953		Insurance Australia Group Ltd	6,489,696
314,167		Lend Lease Corp Ltd	3,206,552
1,027,652		Macquarie Goodman Group	5,893,987
178,040		Macquarie Group Ltd	10,080,106
1,601,226		Medibank Pvt Ltd	3,737,639
2,132,954		Mirvac Group	3,568,240
1,531,198		National Australia Bank Ltd	30,954,894
446,753	*	Newcrest Mining Ltd	8,701,207
793,900		Oil Search Ltd	4,350,425
213,876	e	Orica Ltd	2,309,190
291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,021,288		Origin Energy Ltd	$4,306,451
143,667	e	Platinum Asset Mangement Ltd	661,964
311,237		Qantas Airways Ltd	747,260
795,198		QBE Insurance Group Ltd	6,637,171
1,215,310		QR National Ltd	4,809,183
81,598		Ramsay Health Care Ltd	4,888,184
31,274		REA Group Ltd	1,553,085
936,436		Santos Ltd	3,201,185
3,134,534		Scentre Group	12,633,643
192,566		Seek Ltd	2,450,290
227,887		Sonic Healthcare Ltd	3,981,013
3,107,269	*	South32 Ltd	4,381,509
1,383,065		Stockland Trust Group	5,307,768
745,151		Suncorp-Metway Ltd	7,607,046
633,619		Sydney Airport	3,648,803
478,385		Tabcorp Holdings Ltd	1,780,014
833,452		Tattersall’s Ltd	2,615,762
2,477,609		Telstra Corp Ltd	10,867,039
193,780		TPG Telecom Ltd	1,894,285
1,183,574		Transurban Group (ASE)	11,308,591
432,400		Treasury Wine Estates Ltd	3,176,137
1,942,350		Vicinity Centres	5,118,380
298,294		Vocus Communications Ltd	2,028,468
653,613		Wesfarmers Ltd	21,377,165
1,136,120		Westfield Corp	9,235,750
1,936,478		Westpac Banking Corp	45,821,589
429,991		Woodside Petroleum Ltd	8,783,600
738,163		Woolworths Ltd	13,154,890
		TOTAL AUSTRALIA	537,158,579

AUSTRIA - 0.2%
42,332		Andritz AG.	2,158,310
162,286		Erste Bank der Oesterreichischen Sparkassen AG.	4,300,820
69,565	*,e,m	Immoeast AG.	0
83,228		OMV AG.	2,223,072
68,947	*	Raiffeisen International Bank Holding AG.	909,739
65,531		Voestalpine AG.	2,310,983
		TOTAL AUSTRIA	11,902,924

BELGIUM - 1.3%
117,243		Ageas	3,941,557
466,790		Anheuser-Busch InBev NV	60,305,599
88,861		Belgacom S.A.	2,773,872
39,552		Colruyt S.A.	2,206,281
46,020		Groupe Bruxelles Lambert S.A.	3,882,250
144,643		KBC Groep NV	7,518,757
42,752		Solvay S.A.	4,437,893
29,985	*	Telenet Group Holding NV	1,422,084
74,172		UCB S.A.	5,803,509
54,830		Umicore	3,172,444
		TOTAL BELGIUM	95,464,246
292

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
223,436	e	Antofagasta plc	$1,478,875
		TOTAL CHILE	1,478,875

CHINA - 0.0%
1,161,500		Yangzijiang Shipbuilding	757,845
		TOTAL CHINA	757,845

DENMARK - 1.9%
2,205		AP Moller - Maersk AS (Class A)	2,883,004
3,710		AP Moller - Maersk AS (Class B)	5,040,066
61,801		Carlsberg AS (Class B)	6,137,649
56,955		Christian Hansen Holding	3,581,961
70,298		Coloplast AS	5,508,897
408,474		Danske Bank AS	11,108,489
112,251		DSV AS	4,998,368
32,876	*	Genmab AS	5,960,709
96,955		ISS A.S.	3,739,689
1,077,155		Novo Nordisk AS	61,253,800
135,301		Novozymes AS	6,640,479
67,456		Pandora AS	8,786,218
477,827		TDC AS	2,515,730
65,376		Tryg A.S.	1,218,691
130,105		Vestas Wind Systems AS	9,095,747
83,845	*	William Demant Holding A.S.	1,712,132
		TOTAL DENMARK	140,181,629

FINLAND - 1.0%
82,164		Elisa Oyj (Series A)	2,980,953
258,799		Fortum Oyj	4,299,182
195,691		Kone Oyj (Class B)	9,915,453
64,479		Metso Oyj	1,789,224
73,510		Neste Oil Oyj	2,789,667
3,351,678		Nokia Oyj (Turquoise)	19,337,494
67,633		Nokian Renkaat Oyj	2,514,252
59,611		Orion Oyj (Class B)	2,442,121
258,674		Sampo Oyj (A Shares)	10,715,218
322,664		Stora Enso Oyj (R Shares)	2,931,235
308,839		UPM-Kymmene Oyj	6,369,029
85,186		Wartsila Oyj (B Shares)	3,698,000
		TOTAL FINLAND	69,781,828

FRANCE - 9.4%
102,088		Accor S.A.	4,273,830
17,358		Aeroports de Paris	1,846,327
199,893		Air Liquide	21,310,874
88,547	*	Alstom RGPT	2,180,427
38,980		Arkema	3,329,443
50,758		Atos Origin S.A.	4,975,583
1,126,419		AXA S.A.	22,925,274
615,085		BNP Paribas	30,510,851
537,974		Bollore	1,947,829
118,832		Bouygues S.A.	3,520,146
153,613		Bureau Veritas S.A.	3,338,455
293

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

94,202		Cap Gemini S.A.	$9,055,032
321,617		Carrefour S.A.	8,057,441
32,367		Casino Guichard Perrachon S.A.	1,754,246
32,466		Christian Dior S.A.	5,871,921
112,251		CNP Assurances	1,715,008
276,294		Compagnie de Saint-Gobain	11,729,293
612,224		Credit Agricole S.A.	5,423,269
73,831		Dassault Systemes S.A.	6,098,294
120,257		Edenred	2,728,132
32,919		Eiffage S.A.	2,530,986
150,003		Electricite de France	1,963,416
119,234		Essilor International S.A.	15,272,378
23,939		Eurazeo	1,530,516
341,767		European Aeronautic Defence and Space Co	20,161,879
101,482		Eutelsat Communications	2,018,156
20,468		Fonciere Des Regions	1,925,992
1,152,999	*	France Telecom S.A.	17,695,124
847,364		Gaz de France	13,947,239
23,847		Gecina S.A.	3,614,330
342,214		Groupe Danone	26,245,651
266,899		Groupe Eurotunnel S.A.	2,773,807
15,731		Hermes International	6,770,091
21,355		Icade	1,647,504
15,392		Iliad S.A.	2,991,390
20,331		Imerys S.A.	1,443,174
32,156		Ingenico	3,525,341
43,716		JC Decaux S.A.	1,494,201
44,006		Kering	8,363,269
125,921		Klepierre	6,038,026
67,170		Lagardere S.C.A.	1,715,941
153,608		Legrand S.A.	8,475,700
146,939		L’Oreal S.A.	27,919,055
161,797		LVMH Moet Hennessy Louis Vuitton S.A.	27,706,491
105,632		Michelin (C.G.D.E.) (Class B)	10,796,412
551,350		Natixis	2,273,506
65,185		Numericable-SFR SAS	1,541,215
123,095		Pernod-Ricard S.A.	14,064,974
278,946	*	Peugeot S.A.	4,213,176
109,735		Publicis Groupe S.A.	8,171,459
13,188	e	Remy Cointreau S.A.	1,153,472
111,552		Renault S.A.	9,753,450
172,120		Rexel S.A.	2,559,739
181,364		Safran S.A.	12,328,435
682,184		Sanofi-Aventis	58,103,850
323,778		Schneider Electric S.A.	21,124,306
92,159		SCOR SE	2,692,301
16,382		Societe BIC S.A.	2,421,254
444,682		Societe Generale	15,160,864
54,518		Sodexho Alliance S.A.	6,385,737
185,922		Suez Environnement S.A.	3,017,393
62,174		Technip S.A.	3,485,938
61,186		Thales S.A.	5,572,798
1,282,265	*	Total S.A.	61,669,028
294

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

57,247		Unibail-Rodamco	$15,772,804
137,781		Valeo S.A.	7,068,322
261,382		Veolia Environnement	5,792,989
290,781		Vinci S.A.	22,100,865
675,949		Vivendi Universal S.A.	13,272,731
16,872		Wendel	1,802,089
119,306		Zodiac S.A.	2,686,455
		TOTAL FRANCE	675,346,894

GERMANY - 8.7%
109,409		Adidas-Salomon AG.	17,972,815
265,315		Allianz AG.	38,015,577
25,622		Axel Springer AG.	1,404,278
533,358		BASF SE	41,896,112
480,029		Bayer AG.	51,602,082
192,035		Bayerische Motoren Werke AG.	16,546,518
31,158		Bayerische Motoren Werke AG. (Preference)	2,258,302
58,467		Beiersdorf AG.	5,492,967
89,584		Brenntag AG.	4,450,177
621,124		Commerzbank AG.	4,099,956
63,800		Continental AG.	13,379,965
43,940	g	Covestro AG.	2,053,893
558,950		Daimler AG. (Registered)	37,999,698
270,090		Deutsche Annington Immobilien SE	10,708,351
800,436		Deutsche Bank AG.	10,764,513
2,205		Deutsche Boerse AG.	185,135
110,019	*	Deutsche Boerse AG.	9,200,497
132,383		Deutsche Lufthansa AG.	1,573,594
563,232		Deutsche Post AG.	16,809,128
1,871,394		Deutsche Telekom AG.	31,837,221
194,246		Deutsche Wohnen AG.	7,272,344
1,161,270		E.ON AG.	12,454,467
81,232		Evonik Industries AG.	2,533,921
23,486		Fraport AG. Frankfurt Airport Services Worldwide	1,284,473
126,706		Fresenius Medical Care AG.	11,573,000
237,324		Fresenius SE	17,727,571
39,599		Fuchs Petrolub AG. (Preference)	1,672,068
105,132		GEA Group AG.	5,613,419
35,123		Hannover Rueckversicherung AG.	3,592,535
81,035		HeidelbergCement AG.	6,864,540
61,583		Henkel KGaA	6,684,990
102,948		Henkel KGaA (Preference)	12,827,916
11,649		Hochtief AG.	1,527,646
39,227		Hugo Boss AG.	2,327,953
656,406		Infineon Technologies AG.	10,881,884
111,972	e	K&S AG.	2,340,441
52,168		Lanxess AG.	2,464,912
107,732		Linde AG.	15,482,674
23,243		MAN AG.	2,437,184
75,031		Merck KGaA	8,286,118
101,798		Metro AG.	3,275,183
96,834		Muenchener Rueckver AG.	16,149,085
51,663		Osram Licht AG.	2,687,886
295

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

89,046		Porsche AG.	$4,656,594
127,078		ProSiebenSat. Media AG.	5,821,029
284,701		RWE AG.	5,064,014
570,645		SAP AG.	49,944,782
95,733		Schaeffler AG.	1,397,136
443,989		Siemens AG.	48,193,424
71,586		Symrise AG.	5,047,734
460,763		Telefonica Deutschland Holding AG.	1,881,311
212,947		ThyssenKrupp AG.	4,883,414
289,168		TUI AG. (DI)	3,764,638
69,752		United Internet AG.	3,087,049
18,791		Volkswagen AG.	2,778,687
107,879		Volkswagen AG. (Preference)	15,177,849
49,764	*,g	Zalando SE	1,886,895
		TOTAL GERMANY	629,797,545

HONG KONG - 3.3%
6,995,400		AIA Group Ltd	43,575,673
139,700		ASM Pacific Technology	1,039,927
689,319	e	Bank of East Asia Ltd	2,853,604
2,129,500		BOC Hong Kong Holdings Ltd	7,011,369
673,000		Cathay Pacific Airways Ltd	1,094,506
391,000		Cheung Kong Infrastructure Holdings Ltd	3,461,437
1,564,836		Cheung Kong Property Holdings Ltd	11,228,806
1,565,836		CK Hutchison Holdings Ltd	18,353,052
953,500		CLP Holdings Ltd	9,937,274
1,199,750		First Pacific Co	933,088
1,371,000		Galaxy Entertainment Group Ltd	4,570,674
1,280,000		Hang Lung Properties Ltd	2,773,995
441,400		Hang Seng Bank Ltd	7,901,847
691,142		Henderson Land Development Co Ltd	4,125,568
1,555,500	e,g	HK Electric Investments & HK Electric Investments Ltd	1,490,080
1,555,640		HKT Trust and HKT Ltd	2,458,258
4,378,273		Hong Kong & China Gas Ltd	8,141,039
803,000		Hong Kong Electric Holdings Ltd	7,871,720
666,646		Hong Kong Exchanges and Clearing Ltd	16,504,943
676,600		Hongkong Land Holdings Ltd	4,341,225
2,893,900		Hutchison Port Holdings Trust	1,376,926
371,792		Hysan Development Co Ltd	1,714,526
142,600		Jardine Matheson Holdings Ltd	8,481,058
369,623		Kerry Properties Ltd	1,013,657
3,336,600		Li & Fung Ltd	1,671,704
1,302,991		Link REIT	9,734,819
110,300		Melco Crown Entertainment Ltd (ADR)	1,539,788
924,428		MTR Corp	5,235,538
3,222,581		New World Development Co Ltd	3,755,580
6,471,798	e	Noble Group Ltd	788,018
860,341		NWS Holdings Ltd	1,410,825
2,305,959		PCCW Ltd	1,680,056
1,405,600		Sands China Ltd	5,378,085
748,192		Shangri-La Asia Ltd	804,998
1,773,143		Sino Land Co	3,172,605
1,061,000		SJM Holdings Ltd	665,127
296

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

837,186		Sun Hung Kai Properties Ltd	$12,012,321
311,000		Swire Pacific Ltd (Class A)	3,726,981
720,800		Swire Properties Ltd	2,011,308
793,000		Techtronic Industries Co	3,358,144
3,349,000	g	WH Group Ltd	2,644,718
785,762		Wharf Holdings Ltd	5,430,391
467,000		Wheelock & Co Ltd	2,504,241
424,500		Yue Yuen Industrial Holdings	1,724,953
		TOTAL HONG KONG	241,504,452

IRELAND - 0.7%
99,255	*	AerCap Holdings NV	3,623,800
15,616,186	*	Bank of Ireland	3,228,797
477,578		CRH plc	14,573,384
557,223		Experian Group Ltd	10,899,576
67,097	*,m	Irish Bank Resolution Corp Ltd	0
256,356		James Hardie Industries NV	4,253,499
91,807		Kerry Group plc (Class A)	7,855,439
46,061		Paddy Power plc	5,402,296
40,148		Ryanair Holdings plc	534,091
10,577		Ryanair Holdings plc (ADR)	748,534
		TOTAL IRELAND	51,119,416

ISRAEL - 0.7%
24,275		Azrieli Group	1,068,235
610,661		Bank Hapoalim Ltd	3,112,926
820,416	*	Bank Leumi Le-Israel	2,956,242
1,196,946		Bezeq Israeli Telecommunication Corp Ltd	2,375,514
76,451	*	Check Point Software Technologies	5,877,553
291,989		Israel Chemicals Ltd	1,175,996
79,939		Mizrahi Tefahot Bank Ltd	971,049
35,590		Nice Systems Ltd	2,445,427
533,283		Teva Pharmaceutical Industries Ltd	29,187,933
		TOTAL ISRAEL	49,170,875

ITALY - 1.8%
677,464		Assicurazioni Generali S.p.A.	8,924,515
237,431		Autostrade S.p.A.	5,939,632
7,371,183		Banca Intesa S.p.A.	16,265,679
544,472		Banca Intesa S.p.A. RSP	1,137,351
525,038	e	Banche Popolari Unite Scpa	1,613,008
4,431,997		Enel S.p.A.	20,398,566
1,477,451		ENI S.p.A.	22,664,131
63,771		Exor S.p.A.	2,488,410
71,531	e	Ferrari NV	3,238,234
235,512	*	Finmeccanica S.p.A.	2,690,413
642,841		Fondiaria-Sai S.p.A	1,078,513
97,747		Luxottica Group S.p.A.	4,751,871
332,134		Mediobanca S.p.A.	2,328,551
307,668	g	Poste Italiane S.p.A	2,143,777
113,336		Prysmian S.p.A.	2,654,019
3,368,347	*	Saipem S.p.A.	1,475,837
1,426,726		Snam Rete Gas S.p.A.	8,258,709
297

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

3,480,873		Telecom Italia RSP	$2,426,708
5,875,479	*	Telecom Italia S.p.A.	5,020,531
874,685		Terna Rete Elettrica Nazionale S.p.A.	4,764,678
2,953,811		UniCredit S.p.A	7,246,522
		TOTAL ITALY	127,509,655

JAPAN - 23.1%
18,800		ABC-Mart, Inc	1,203,101
236,800	*,e	Acom Co Ltd	1,120,213
379,400		Aeon Co Ltd	5,451,665
60,600		AEON Financial Service Co Ltd	1,395,442
67,500		Aeon Mall Co Ltd	906,859
87,000		Air Water, Inc	1,479,293
110,000		Aisin Seiki Co Ltd	5,026,624
322,100		Ajinomoto Co, Inc	8,222,224
110,000		Alfresa Holdings Corp	2,411,529
682,000		All Nippon Airways Co Ltd	1,946,795
108,000		Alps Electric Co Ltd	2,405,517
197,800		Amada Co Ltd	2,155,665
673,000		Aozora Bank Ltd	2,469,509
224,300		Asahi Breweries Ltd	7,614,371
583,000		Asahi Glass Co Ltd	3,349,190
733,000		Asahi Kasei Corp	5,540,393
91,700		Asics Corp	1,682,803
1,225,600		Astellas Pharma, Inc	20,420,613
180,000		Bank of Kyoto Ltd	1,211,688
40,500		Benesse Holdings Inc	978,423
377,800		Bridgestone Corp	13,083,568
135,700		Brother Industries Ltd	1,542,101
45,800		Calbee, Inc	1,999,694
619,800		Canon, Inc	17,589,602
130,700		Casio Computer Co Ltd	1,860,488
83,700		Central Japan Railway Co	15,557,597
408,000		Chiba Bank Ltd	1,950,213
372,500		Chubu Electric Power Co, Inc	5,472,637
131,458		Chugai Pharmaceutical Co Ltd	4,912,773
98,900		Chugoku Bank Ltd	1,114,061
158,900	*	Chugoku Electric Power Co, Inc	1,995,456
684,700	*	Concordia Financial Group Ltd	2,910,411
85,900		Credit Saison Co Ltd	1,430,427
60,900	*,e	CYBERDYNE, Inc	1,173,072
316,000		Dai Nippon Printing Co Ltd	3,528,008
167,200		Daicel Chemical Industries Ltd	1,875,045
110,000	m	Daihatsu Motor Co Ltd	1,602,597
625,700		Dai-ichi Mutual Life Insurance Co	8,084,361
349,700		Daiichi Sankyo Co Ltd	8,339,098
136,200		Daikin Industries Ltd	11,811,712
41,500		Daito Trust Construction Co Ltd	6,968,667
328,500		Daiwa House Industry Co Ltd	9,211,418
956,000		Daiwa Securities Group, Inc	5,365,436
282,100		Denso Corp	10,922,807
124,700		Dentsu, Inc	5,957,498
69,400		Don Quijote Co Ltd	2,723,748
298

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

193,700		East Japan Railway Co	$17,768,037
146,300		Eisai Co Ltd	8,554,374
85,600		Electric Power Development Co	1,967,273
31,500		FamilyMart Co Ltd	1,854,921
113,600	*	Fanuc Ltd	18,994,832
30,800		Fast Retailing Co Ltd	9,939,377
326,000	*	Fuji Electric Holdings Co Ltd	1,438,843
341,300		Fuji Heavy Industries Ltd	13,039,288
254,100		Fujifilm Holdings Corp	9,116,711
1,084,000		Fujitsu Ltd	4,500,207
457,000		Fukuoka Financial Group, Inc	1,746,027
255,000	*,e	GungHo Online Entertainment Inc	575,242
242,400		Hachijuni Bank Ltd	1,134,011
122,200		Hakuhodo DY Holdings, Inc	1,426,219
81,700		Hamamatsu Photonics KK	2,398,572
140,200		Hankyu Hanshin Holdings, Inc	5,215,904
12,600		Hikari Tsushin, Inc	1,046,632
148,700		Hino Motors Ltd	1,552,892
18,200		Hirose Electric Co Ltd	2,251,207
296,000		Hiroshima Bank Ltd	1,071,886
36,500		Hisamitsu Pharmaceutical Co, Inc	2,063,759
58,200		Hitachi Chemical Co Ltd	1,213,972
65,400	*	Hitachi Construction Machinery Co Ltd	1,063,622
40,100		Hitachi High-Technologies Corp	1,364,290
2,805,000	*	Hitachi Ltd	12,816,390
124,900		Hitachi Metals Ltd	1,388,610
98,700	*	Hokuriku Electric Power Co	1,170,771
946,500		Honda Motor Co Ltd	25,638,609
29,400		Hoshizaki Electric Co Ltd	2,660,408
234,800	*	Hoya Corp	8,330,899
51,600		Idemitsu Kosan Co Ltd	1,010,250
84,300		Iida Group Holdings Co Ltd	1,668,957
554,800		Inpex Holdings, Inc	4,410,560
191,880		Isetan Mitsukoshi Holdings Ltd	1,885,413
852,000		Ishikawajima-Harima Heavy Industries Co Ltd	2,370,680
341,100		Isuzu Motors Ltd	4,415,582
867,100		Itochu Corp	9,831,051
144,700		Iyo Bank Ltd	932,588
137,700		J Front Retailing Co Ltd	1,588,958
68,600		Japan Airlines Co Ltd	2,114,855
27,600	e	Japan Airport Terminal Co Ltd	1,215,832
241,500	*	Japan Post Bank Co Ltd	2,946,876
268,600	*	Japan Post Holdings Co Ltd	3,547,390
489		Japan Prime Realty Investment Corp	2,152,778
759	*	Japan Real Estate Investment Corp	4,588,614
1,470	*	Japan Retail Fund Investment Corp	3,616,756
638,600		Japan Tobacco, Inc	24,905,221
307,600		JFE Holdings, Inc	4,008,929
120,900		JGC Corp	1,769,935
352,000		Joyo Bank Ltd	1,375,471
110,800		JSR Corp	1,513,418
129,000		JTEKT Corp	1,801,866
1,218,200		JX Holdings, Inc	4,615,602
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

517,000		Kajima Corp	$3,821,572
85,100	e	Kakaku.com, Inc	1,765,544
131,000		Kamigumi Co Ltd	1,178,910
165,000		Kaneka Corp	1,242,616
411,900	*	Kansai Electric Power Co, Inc	3,832,524
125,900		Kansai Paint Co Ltd	2,636,570
292,600		Kao Corp	15,757,443
823,000		Kawasaki Heavy Industries Ltd	2,421,165
1,093,800		KDDI Corp	33,565,557
298,000		Keihan Electric Railway Co Ltd	2,142,742
273,000		Keihin Electric Express Railway Co Ltd	2,765,783
335,000		Keio Corp	3,117,015
162,000		Keisei Electric Railway Co Ltd	2,123,759
26,500		Keyence Corp	18,692,394
85,000		Kikkoman Corp	3,018,128
1,036,000		Kintetsu Corp	4,475,624
477,300		Kirin Brewery Co Ltd	8,191,541
1,730,000	*	Kobe Steel Ltd	1,497,110
66,000	*	Koito Manufacturing Co Ltd	3,258,885
535,400		Komatsu Ltd	10,403,760
57,300		Konami Corp	2,221,615
265,900		Konica Minolta Holdings, Inc	2,136,935
17,500		Kose Corp	1,611,555
613,200		Kubota Corp	8,883,514
202,000		Kuraray Co Ltd	2,547,632
59,500		Kurita Water Industries Ltd	1,318,834
186,400		Kyocera Corp	8,830,842
150,500		Kyowa Hakko Kogyo Co Ltd	2,629,505
244,500	*	Kyushu Electric Power Co, Inc	2,290,742
206,700		Kyushu Financial Group, Inc	1,141,968
37,800		Lawson, Inc	2,910,538
154,600		LIXIL Group Corp	2,875,389
114,600		M3, Inc	3,667,088
29,500		Mabuchi Motor Co Ltd	1,335,831
65,000	*	Makita Corp	4,573,113
951,200		Marubeni Corp	4,422,200
124,200		Marui Co Ltd	1,791,171
34,100		Maruichi Steel Tube Ltd	1,259,809
1,280,700		Matsushita Electric Industrial Co Ltd	12,316,085
328,600		Mazda Motor Corp	4,805,780
40,300	*,e	McDonald’s Holdings Co Japan Ltd	1,235,535
98,700		Mediceo Paltac Holdings Co Ltd	1,615,140
66,700		MEIJI Holdings Co Ltd	6,953,893
199,900		Minebea Co Ltd	1,585,277
33,200		Miraca Holdings, Inc	1,529,186
782,900		Mitsubishi Chemical Holdings Corp	4,228,833
876,100		Mitsubishi Corp	15,073,016
1,121,000		Mitsubishi Electric Corp	13,069,129
727,000		Mitsubishi Estate Co Ltd	13,520,437
209,000		Mitsubishi Gas Chemical Co, Inc	1,190,721
1,869,000		Mitsubishi Heavy Industries Ltd	7,945,124
69,000		Mitsubishi Logistics Corp	960,732
660,000		Mitsubishi Materials Corp	1,734,441
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

399,099		Mitsubishi Motors Corp	$1,860,406
7,404,980		Mitsubishi UFJ Financial Group, Inc	37,436,055
247,300		Mitsubishi UFJ Lease & Finance Co Ltd	995,039
989,500		Mitsui & Co Ltd	11,592,831
530,000		Mitsui Chemicals, Inc	2,241,803
518,000		Mitsui Fudosan Co Ltd	11,212,474
663,000		Mitsui OSK Lines Ltd	1,412,055
294,200		Mitsui Sumitomo Insurance Group Holdings, Inc	8,476,411
1,924,000		Mitsui Trust Holdings, Inc	6,393,866
27,400		Mixi Inc	981,552
13,699,507		Mizuho Financial Group, Inc	21,978,467
110,900		Murata Manufacturing Co Ltd	13,541,072
64,700	*	Nabtesco Corp	1,740,382
531,000		Nagoya Railroad Co Ltd	2,982,942
115,600		Namco Bandai Holdings, Inc	3,064,127
1,515,000		NEC Corp	4,137,260
100,900		Nexon Co Ltd	1,495,833
151,600		NGK Insulators Ltd	3,619,303
102,688		NGK Spark Plug Co Ltd	1,675,836
121,200		NHK Spring Co Ltd	1,059,219
138,500		Nidec Corp	12,567,636
198,900		Nikon Corp	2,810,610
65,800		Nintendo Co Ltd	13,657,946
819		Nippon Building Fund, Inc	5,039,475
245,000		Nippon Electric Glass Co Ltd	1,112,221
473,000		Nippon Express Co Ltd	2,386,018
101,000		Nippon Meat Packers, Inc	2,456,140
93,700		Nippon Paint Co Ltd	2,559,793
915	*	Nippon ProLogis REIT, Inc	2,288,203
469,000	*	Nippon Steel Corp	8,817,002
401,600		Nippon Telegraph & Telephone Corp	19,083,933
927,000		Nippon Yusen Kabushiki Kaisha	1,640,552
1,443,600		Nissan Motor Co Ltd	13,986,276
115,200		Nisshin Seifun Group, Inc	1,901,659
34,100		Nissin Food Products Co Ltd	1,935,876
46,700		Nitori Co Ltd	5,808,198
96,000		Nitto Denko Corp	6,433,998
203,600		NKSJ Holdings, Inc	6,576,140
55,700		NOK Corp	1,059,126
2,106,500	*	Nomura Holdings, Inc	9,481,686
72,400		Nomura Real Estate Holdings, Inc	1,248,621
2,041	*	Nomura Real Estate Master Fund, Inc	3,382,387
70,500	*	Nomura Research Institute Ltd	2,486,580
263,100		NSK Ltd	2,213,062
73,100		NTT Data Corp	3,627,450
829,300		NTT DoCoMo, Inc	22,527,385
72,700		NTT Urban Development Corp	774,804
379,700		Obayashi Corp	4,152,682
38,100		Obic Co Ltd	2,217,901
337,000		Odakyu Electric Railway Co Ltd	3,989,736
488,000		OJI Paper Co Ltd	2,035,128
168,800		Olympus Corp	5,824,920
111,100		Omron Corp	3,684,361
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

239,700		Ono Pharmaceutical Co Ltd	$8,621,495
23,300	*	Oracle Corp Japan	1,417,482
126,800		Oriental Land Co Ltd	8,019,405
768,400		ORIX Corp	10,783,393
1,088,000	*	Osaka Gas Co Ltd	4,390,995
302,000		Osaka Securities Exchange Co Ltd	4,256,137
29,500		Otsuka Corp	1,511,321
226,700		Otsuka Holdings KK	10,777,303
60,700		Park24 Co Ltd	2,055,802
13,300		Pola Orbis Holdings, Inc	1,309,231
540,400	*	Rakuten, Inc	6,115,508
164,600		Recruit Holdings Co Ltd	6,252,465
1,269,500		Resona Holdings, Inc	5,063,765
386,700		Ricoh Co Ltd	3,415,364
19,800		Rinnai Corp	1,938,797
53,100		Rohm Co Ltd	2,259,461
13,900		Ryohin Keikaku Co Ltd	3,085,965
26,500		Sankyo Co Ltd	964,858
214,800		Santen Pharmaceutical Co Ltd	3,571,861
127,640		SBI Holdings, Inc	1,382,238
122,100		Secom Co Ltd	9,197,860
106,700		Sega Sammy Holdings, Inc	1,168,385
97,600		Seibu Holdings, Inc	1,711,523
162,700		Seiko Epson Corp	2,862,631
236,700		Sekisui Chemical Co Ltd	3,442,510
349,700		Sekisui House Ltd	5,826,448
437,600		Seven & I Holdings Co Ltd	18,170,498
333,300		Seven Bank Ltd	1,138,611
97,800		Shikoku Electric Power Co, Inc	1,021,434
136,000		Shimadzu Corp	1,968,290
12,700		Shimamura Co Ltd	1,852,835
42,800		Shimano, Inc	6,693,520
318,000		Shimizu Corp	3,241,214
225,800		Shin-Etsu Chemical Co Ltd	15,408,381
1,056,000		Shinsei Bank Ltd	1,584,173
173,800		Shionogi & Co Ltd	9,014,626
220,500		Shiseido Co Ltd	6,177,699
303,000		Shizuoka Bank Ltd	2,248,520
172,900		Shoei Co Ltd	1,793,449
109,900		Showa Shell Sekiyu KK	985,638
33,200		SMC Corp	8,681,121
557,800		Softbank Corp	30,703,775
41,400		Sohgo Security Services Co Ltd	2,044,456
733,300		Sony Corp	24,071,954
101,600		Sony Financial Holdings, Inc	1,272,779
86,700		Stanley Electric Co Ltd	2,101,860
34,300		Start Today Co Ltd	1,634,569
912,009		Sumitomo Chemical Co Ltd	4,036,522
689,200		Sumitomo Corp	7,229,114
93,300	e	Sumitomo Dainippon Pharma Co Ltd	1,743,922
437,700		Sumitomo Electric Industries Ltd	6,030,146
323,000		Sumitomo Heavy Industries Ltd	1,532,455
287,000		Sumitomo Metal Mining Co Ltd	3,449,704
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

780,300		Sumitomo Mitsui Financial Group, Inc	$24,734,979
208,000		Sumitomo Realty & Development Co Ltd	5,381,841
98,900		Sumitomo Rubber Industries, Inc	1,395,943
21,800		Sundrug Co Ltd	1,891,075
80,600		Suntory Beverage & Food Ltd	3,504,359
100,900		Suruga Bank Ltd	2,300,653
44,900		Suzuken Co Ltd	1,432,042
211,800		Suzuki Motor Corp	6,486,233
91,100		Sysmex Corp	6,310,656
335,700		T&D Holdings, Inc	3,423,469
683,000		Taiheiyo Cement Corp	1,951,974
613,000		Taisei Corp	5,512,866
22,000		Taisho Pharmaceutical Holdings Co Ltd	2,408,880
77,200		Taiyo Nippon Sanso Corp	743,082
176,000		Takashimaya Co Ltd	1,333,444
412,800		Takeda Pharmaceutical Co Ltd	18,393,648
130,700		Tanabe Seiyaku Co Ltd	2,439,813
71,600		TDK Corp	4,393,109
545,000		Teijin Ltd	2,049,815
198,500		Terumo Corp	8,514,613
71,300		THK Co Ltd	1,408,716
548,000		Tobu Railway Co Ltd	2,954,803
64,500		Toho Co Ltd	1,876,508
225,000		Toho Gas Co Ltd	1,980,077
263,100		Tohoku Electric Power Co, Inc	3,380,080
395,500		Tokio Marine Holdings, Inc	15,308,708
832,900	*	Tokyo Electric Power Co, Inc	3,266,852
91,200		Tokyo Electron Ltd	7,835,392
1,180,000		Tokyo Gas Co Ltd	5,023,147
120,000		Tokyo Tatemono Co Ltd	1,494,174
615,000		Tokyu Corp	5,054,328
295,100		Tokyu Fudosan Holdings Corp	1,746,130
172,000		TonenGeneral Sekiyu KK	1,553,881
297,000		Toppan Printing Co Ltd	2,619,540
845,000		Toray Industries, Inc	7,697,862
2,345,000	*	Toshiba Corp	6,064,202
81,700	*	Toto Ltd	3,501,211
96,400		Toyo Seikan Kaisha Ltd	1,878,094
51,400		Toyo Suisan Kaisha Ltd	2,282,835
38,700		Toyoda Gosei Co Ltd	840,680
94,500		Toyota Industries Corp	4,241,671
1,550,400	*	Toyota Motor Corp	86,876,342
120,900		Toyota Tsusho Corp	2,669,234
64,400	*	Trend Micro, Inc	2,338,332
21,600		Tsuruha Holdings, Inc	2,456,200
235,300		Uni-Charm Corp	4,838,158
1,678	*	United Urban Investment Corp	3,136,977
125,000		USS Co Ltd	2,120,211
94,800		West Japan Railway Co	5,864,053
817,900		Yahoo! Japan Corp	3,605,598
51,400		Yakult Honsha Co Ltd	2,454,715
370,100		Yamada Denki Co Ltd	1,951,562
119,000	e	Yamaguchi Financial Group, Inc	1,175,206
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

98,300		Yamaha Corp	$2,712,666
164,000		Yamaha Motor Co Ltd	2,761,144
207,800		Yamato Transport Co Ltd	5,113,515
77,000		Yamazaki Baking Co Ltd	2,115,396
150,600		Yaskawa Electric Corp	2,052,451
135,000		Yokogawa Electric Corp	1,745,269
66,100		Yokohama Rubber Co Ltd	887,735
		TOTAL JAPAN	1,666,070,086

JERSEY, C.I. - 0.1%
53,971		Randgold Resources Ltd	6,351,202
		TOTAL JERSEY, C.I.	6,351,202

JORDAN - 0.0%
83,577		Hikma Pharmaceuticals plc	2,910,206
		TOTAL JORDAN	2,910,206

LUXEMBOURG - 0.3%
1,068,447	*	ArcelorMittal	6,921,269
37,880		Millicom International Cellular S.A.	2,022,559
22,618		RTL Group	1,928,323
211,154		SES Global S.A.	4,627,060
272,542		Tenaris S.A.	3,654,171
		TOTAL LUXEMBOURG	19,153,382

MACAU - 0.0%
561,200		MGM China Holdings Ltd	815,949
905,200	e	Wynn Macau Ltd	1,475,774
		TOTAL MACAU	2,291,723

MEXICO - 0.0%
128,543		Fresnillo plc	3,289,400
		TOTAL MEXICO	3,289,400

NETHERLANDS - 4.0%
136,583	g	ABN AMRO Group NV (ADR)	2,539,940
1,047,173		Aegon NV	4,239,931
143,290		Akzo Nobel NV	9,262,678
216,606	*	Altice NV (Class A)	3,215,488
66,678	*	Altice NV (Class B)	986,623
213,713		ASML Holding NV	23,465,820
50,862		Boskalis Westminster	1,869,337
105,494		DSM NV	6,752,028
46,800		Gemalto NV	3,084,253
61,610		Heineken Holding NV	5,162,017
133,723	e	Heineken NV	12,620,168
2,247,296		ING Groep NV	25,124,780
742,424		Koninklijke Ahold Delhaize NV	17,724,774
539,688		Koninklijke Philips Electronics NV	14,353,954
40,650		Koninklijke Vopak NV	2,089,892
183,672		NN Group NV	4,954,150
170,694	*	NXP Semiconductors NV	14,353,658
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

55,843	*,e	OCI NV	$852,834
68,263		Randstad Holdings NV	2,936,663
2,443,531		Royal Dutch Shell plc (A Shares)	63,092,463
2,174,648		Royal Dutch Shell plc (B Shares)	57,842,846
1,968,481		Royal KPN NV	6,474,525
173,771		Wolters Kluwer NV	7,311,179
		TOTAL NETHERLANDS	290,310,001

NEW ZEALAND - 0.2%
552,393		Auckland International Airport Ltd	2,945,742
422,954		Contact Energy Ltd	1,651,095
393,321		Fletcher Building Ltd	2,753,214
737,328	*	Meridian Energy Ltd	1,491,211
398,345		Mighty River Power Ltd	901,274
226,151		Ryman Healthcare Ltd	1,558,326
1,067,638		Telecom Corp of New Zealand Ltd	3,046,229
		TOTAL NEW ZEALAND	14,347,091

NORWAY - 0.6%
565,937		DNB NOR Holding ASA	6,249,742
113,346		Gjensidige Forsikring BA	1,915,039
780,296		Norsk Hydro ASA	3,345,758
465,802		Orkla ASA	4,333,236
231,473		PAN Fish ASA	3,947,794
44,049		Schibsted ASA	1,388,720
52,481		Schibsted ASA (B Shares)	1,548,308
646,856	*	Statoil ASA	10,283,363
434,121		Telenor ASA	7,267,859
103,079		Yara International ASA	3,360,505
		TOTAL NORWAY	43,640,324

PORTUGAL - 0.2%
1,342,399		Energias de Portugal S.A.	4,604,757
271,470		Galp Energia SGPS S.A.	3,718,593
147,162		Jeronimo Martins SGPS S.A.	2,464,805
		TOTAL PORTUGAL	10,788,155

SINGAPORE - 1.3%
1,287,108		Ascendas REIT	2,358,726
1,189,400		CapitaCommercial Trust	1,339,057
1,475,500		CapitaLand Ltd	3,503,333
1,412,130		CapitaMall Trust	2,262,688
242,300		City Developments Ltd	1,541,970
1,247,700		ComfortDelgro Corp Ltd	2,638,116
1,019,333		DBS Group Holdings Ltd	11,784,350
3,422,400		Genting Singapore plc	2,014,866
1,544,500		Global Logistic Properties	2,214,842
3,800,047		Golden Agri-Resources Ltd	1,023,657
56,109		Jardine Cycle & Carriage Ltd	1,648,468
831,500		Keppel Corp Ltd	3,290,262
1,814,591		Oversea-Chinese Banking Corp	11,704,996
568,860		SembCorp Industries Ltd	1,188,954
498,300	e	SembCorp Marine Ltd	531,707
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

315,133		Singapore Airlines Ltd	$2,583,070
466,200		Singapore Exchange Ltd	2,632,241
936,400	e	Singapore Press Holdings Ltd	2,650,676
865,400		Singapore Technologies Engineering Ltd	2,133,191
4,622,703		Singapore Telecommunications Ltd	14,496,265
363,500		StarHub Ltd	1,064,642
1,464,100		Suntec Real Estate Investment Trust	1,832,284
749,758		United Overseas Bank Ltd	10,287,671
277,223		UOL Group Ltd	1,196,088
1,099,800		Wilmar International Ltd	2,551,615
		TOTAL SINGAPORE	90,473,735

SOUTH AFRICA - 0.1%
216,118		Al Noor Hospitals Group plc	3,068,343
350,974		Investec plc	2,089,087
213,501		Mondi plc	4,320,662
		TOTAL SOUTH AFRICA	9,478,092

SPAIN - 2.9%
373,583		Abertis Infraestructuras S.A. (Continuous)	5,876,930
113,252		ACS Actividades Construccion y Servicios S.A.	3,247,548
39,062	g	Aena S.A.	5,634,363
254,565	e	Amadeus IT Holding S.A.	11,952,008
3,777,148		Banco Bilbao Vizcaya Argentaria S.A.	22,050,794
3,102,693	e	Banco de Sabadell S.A.	4,242,857
1,973,925		Banco Popular Espanol S.A.	2,764,802
8,380,026	e	Banco Santander S.A.	35,575,607
2,640,893		Bankia S.A.	2,026,680
393,660		Bankinter S.A.	2,745,906
1,544,911		CaixaBank S.A.	3,879,246
631,506		Corp Mapfre S.A.	1,545,522
358,055		Distribuidora Internacional de Alimentacion S.A.	2,233,138
129,435		Enagas	3,946,068
184,218		Endesa S.A.	3,869,902
277,819		Ferrovial S.A.	5,750,389
199,688		Gas Natural SDG S.A.	4,130,488
172,207		Grifols S.A.	3,775,030
13,844	*,m	Iberdrola S.A.	95,123
3,158,083		Iberdrola S.A.	21,698,968
636,184		Industria De Diseno Textil S.A.	22,001,622
250,739		Red Electrica Corp S.A.	5,743,122
643,615		Repsol YPF S.A.	8,152,417
2,598,534		Telefonica S.A.	25,452,135
118,535		Zardoya Otis S.A.	1,163,405
		TOTAL SPAIN	209,554,070

SWEDEN - 2.7%
170,336		Alfa Laval AB	2,684,611
580,698		Assa Abloy AB	12,739,385
389,523		Atlas Copco AB (A Shares)	10,934,556
225,352		Atlas Copco AB (B Shares)	5,762,409
157,834		Boliden AB	3,473,942
138,385		Electrolux AB (Series B)	3,749,159
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,768,374		Ericsson (LM) (B Shares)	$13,187,442
113,945		Getinge AB (B Shares)	2,309,556
551,315		Hennes & Mauritz AB (B Shares)	16,648,631
149,818		Hexagon AB (B Shares)	5,909,687
243,571		Husqvarna AB (B Shares)	2,090,686
47,518	e	ICA Gruppen AB	1,589,869
95,220		Industrivarden AB	1,602,054
134,347		Investment AB Kinnevik (B Shares)	3,426,311
264,801		Investor AB (B Shares)	9,120,246
110,140	*	Lundin Petroleum AB	1,825,858
1,763,142		Nordea Bank AB	15,709,006
614,771		Sandvik AB	6,587,114
181,741		Securitas AB (B Shares)	2,990,346
881,253		Skandinaviska Enskilda Banken AB (Class A)	7,726,889
194,260		Skanska AB (B Shares)	4,129,666
229,560		SKF AB (B Shares)	3,636,977
354,878		Svenska Cellulosa AB (B Shares)	10,550,053
868,426		Svenska Handelsbanken AB	10,441,109
525,762		Swedbank AB (A Shares)	11,038,183
113,951		Swedish Match AB	4,156,911
188,393		Tele2 AB	1,591,625
1,538,354		TeliaSonera AB	7,019,761
894,917		Volvo AB (B Shares)	9,535,950
		TOTAL SWEDEN	192,167,992

SWITZERLAND - 9.3%
1,139,013		ABB Ltd	24,195,007
59,531		Actelion Ltd	10,544,825
95,331		Adecco S.A.	5,232,334
51,402		Aryzta AG.	1,931,122
30,518		Baloise Holding AG.	3,434,991
1,282		Barry Callebaut AG.	1,675,563
302,477		Cie Financiere Richemont S.A.	18,388,174
104,682		Coca-Cola HBC AG.	2,164,235
1,106,705		Credit Suisse Group	12,726,797
26,311	*	Dufry Group	3,027,648
5,195		EMS-Chemie Holding AG.	2,842,581
2,227		Galenica AG.	2,870,273
21,778		Geberit AG.	8,398,859
5,341		Givaudan S.A.	10,969,032
7,103,213		Glencore Xstrata plc	17,531,573
263,733		Holcim Ltd	12,540,741
128,970		Julius Baer Group Ltd	5,288,288
31,333		Kuehne & Nagel International AG.	4,394,957
560		Lindt & Spruengli AG.	3,292,779
59		Lindt & Spruengli AG. (Registered)	4,168,412
30,502		Lonza Group AG.	5,744,146
1,850,774		Nestle S.A.	148,307,285
1,320,522		Novartis AG.	109,528,239
21,818		Pargesa Holding S.A.	1,519,358
10,070		Partners Group	4,605,666
30,445		Phonak Holding AG.	4,167,931
407,743		Roche Holding AG.	104,083,722
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

25,217		Schindler Holding AG.	$4,835,010
12,050		Schindler Holding AG. (Registered)	2,326,854
3,161		SGS S.A.	6,992,899
1,240		Sika AG.	5,809,077
374,102		STMicroelectronics NV	2,735,577
17,741		Swatch Group AG.	4,645,372
28,453		Swatch Group AG. (Registered)	1,452,493
19,325		Swiss Life Holding	4,408,218
42,257		Swiss Prime Site AG.	3,880,993
193,068		Swiss Re Ltd	16,184,216
14,819		Swisscom AG.	7,290,193
53,921		Syngenta AG.	21,206,332
2,123,191		UBS AG.	29,187,742
146,843		Wolseley plc	8,187,726
87,213		Zurich Financial Services AG.	20,939,225
		TOTAL SWITZERLAND	673,656,465

UNITED KINGDOM - 17.1%
555,860		3i Group plc	4,540,171
542,054		Aberdeen Asset Management plc	2,283,072
122,023		Admiral Group plc	3,492,526
147,683		Aggreko plc	2,514,393
816,091		Anglo American plc (London)	8,937,955
817,366		ARM Holdings plc	18,195,677
290,034		Ashtead Group plc	4,590,456
208,523		Associated British Foods plc	7,422,810
733,768		AstraZeneca plc	49,124,429
582,130	g	Auto Trader Group plc	2,856,942
2,345,412		Aviva plc	12,077,785
143,634		Babcock International Group	1,842,176
1,833,423		BAE Systems plc	12,945,027
9,755,541		Barclays plc	19,891,155
583,767		Barratt Developments plc	3,380,302
75,733		Berkeley Group Holdings plc	2,686,308
10,730,828		BP plc	60,711,241
1,082,145		British American Tobacco plc	69,067,694
566,484		British Land Co plc	5,027,471
4,911,343		BT Group plc	26,832,797
194,519		Bunzl plc	6,086,051
258,552		Burberry Group plc	4,511,296
382,344		Capita Group plc	4,854,855
3,222,845		Centrica plc	10,279,386
594,101		CNH Industrial NV	4,242,727
1,277,720		Cobham plc	2,896,853
125,936	*	Coca-Cola European Partners plc	4,751,178
954,092		Compass Group plc	18,125,651
76,149		Croda International plc	3,348,575
50,735		DCC plc	4,527,600
1,460,462		Diageo plc	41,851,967
785,383		Direct Line Insurance Group plc	3,634,032
91,980		easyJet plc	1,265,177
524,686	e	Fiat DaimlerChrysler Automobiles NV	3,384,798
988,052		GKN plc	3,781,763
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,826,985		GlaxoSmithKline plc	$63,135,108
931,466		Group 4 Securicor plc	2,295,084
443,310		Hammerson plc	3,272,450
149,493		Hargreaves Lansdown plc	2,569,345
11,427,294		HSBC Holdings plc	74,902,395
313,244		ICAP plc	1,839,878
164,277		IMI plc	2,330,793
556,692		Imperial Tobacco Group plc	29,335,972
265,924		Inmarsat plc	2,749,549
108,471		InterContinental Hotels Group plc	4,336,724
472,150		International Consolidated Airlines Group S.A.	2,546,269
93,661		Intertek Group plc	4,493,522
536,496		Intu Properties plc	2,127,386
2,113,780		ITV plc	5,480,885
771,551	e	J Sainsbury plc	2,289,614
112,262		Johnson Matthey plc	4,865,109
1,323,608		Kingfisher plc	5,877,714
457,769		Land Securities Group plc	6,626,866
3,451,853		Legal & General Group plc	9,390,307
37,294,555		Lloyds TSB Group plc	26,231,078
181,812		London Stock Exchange Group plc	6,690,219
948,922		Marks & Spencer Group plc	4,011,983
454,197		Meggitt plc	2,630,676
407,906	g	Merlin Entertainments plc	2,551,873
2,176,568		National Grid plc	31,209,423
568,582		New Carphone Warehouse plc	2,629,146
83,023		Next plc	5,519,789
2,868,287		Old Mutual plc	7,981,784
479,244		Pearson plc	5,599,172
179,451		Persimmon plc	4,006,703
149,829		Petrofac Ltd	1,481,452
85,326		Provident Financial plc	3,059,894
1,492,183		Prudential plc	26,304,888
368,421		Reckitt Benckiser Group plc	35,722,126
571,973		Reed Elsevier NV	10,306,604
643,733		Reed Elsevier plc	12,223,709
246,405		Rio Tinto Ltd	9,403,115
717,965		Rio Tinto plc	23,299,550
1,066,716		Rolls-Royce Group plc	11,161,689
2,022,144	*	Royal Bank of Scotland Group plc	5,146,821
523,473		Royal Mail plc	3,529,858
585,678		RSA Insurance Group plc	3,851,349
564,679		SABMiller plc	32,994,251
625,103		Sage Group plc	5,894,346
76,623		Schroders plc	2,655,645
584,037	e	Scottish & Southern Energy plc	11,723,427
444,528		Segro plc	2,604,654
134,789		Severn Trent plc	4,367,461
521,085		Shire Ltd	33,663,353
597,349		Sky plc	7,274,745
519,847		Smith & Nephew plc	8,550,989
229,071		Smiths Group plc	3,828,995
304,283		St. James’s Place plc	3,723,942
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,902,800		Standard Chartered plc	$15,215,016
1,143,560		Standard Life plc	4,578,304
267,576		Tate & Lyle plc	2,560,637
1,900,939		Taylor Wimpey plc	3,889,876
4,725,964	*	Tesco plc	9,744,092
141,169		Travis Perkins plc	2,912,891
945,519		Unilever NV	43,800,553
744,541		Unilever plc	34,831,890
393,906		United Utilities Group plc	5,299,253
15,417,535		Vodafone Group plc	46,836,638
125,555		Weir Group plc	2,432,716
105,892		Whitbread plc	5,407,330
510,205		William Hill plc	2,158,160
1,289,811	e	WM Morrison Supermarkets plc	3,169,689
812,754	*,g	Worldpay Group plc	3,152,737
752,219		WPP plc	16,877,932
		TOTAL UNITED KINGDOM	1,231,129,689

UNITED STATES - 1.4%
110,113		Carnival plc	5,296,475
1,429,993	d	iShares MSCI EAFE Index Fund	82,968,194
101,865	*,e	Mobileye NV	4,880,352
129,016	*	Qiagen NV	3,386,781
8,700	*,e	Taro Pharmaceutical Industries Ltd	1,217,653
		TOTAL UNITED STATES	97,749,455

		TOTAL COMMON STOCKS	7,194,535,831
		(Cost $6,930,593,917)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

SPAIN - 0.0%
118,535		Zardoya Otis S.A.	47,708
		TOTAL SPAIN	47,708

		TOTAL RIGHTS / WARRANTS	47,708
		(Cost $59,058)
310

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%
TREASURY DEBT - 0.1%
$4,300,000	d	United States Treasury Bill	0.245%	08/25/16	$4,299,459
		TOTAL TREASURY DEBT			4,299,459

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
81,153,581	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			81,153,581
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			81,153,581

		TOTAL SHORT-TERM INVESTMENTS			85,453,040
		(Cost $85,452,878)

		TOTAL INVESTMENTS - 100.9%			7,280,036,579
		(Cost $7,016,105,853)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(62,914,046)
		NET ASSETS - 100.0%			$7,217,122,533

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $78,101,557.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $25,088,728 or 0.3% of net assets.
m	Indicates a security that has been deemed illiquid.
311

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2016

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,696,595,121	23.5%
INDUSTRIALS	953,951,267	13.2
CONSUMER STAPLES	914,020,359	12.7
CONSUMER DISCRETIONARY	894,826,667	12.4
HEALTH CARE	867,385,734	12.0
MATERIALS	501,526,897	6.9
INFORMATION TECHNOLOGY	398,278,042	5.5
TELECOMMUNICATION SERVICES	350,993,102	4.9
ENERGY	344,342,580	4.8
UTILITIES	272,663,770	3.8
SHORT - TERM INVESTMENTS	85,453,040	1.2
OTHER ASSETS & LIABILITIES, NET	(62,914,046)	(0.9)

NET ASSETS	$7,217,122,533	100.0%
312

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2016

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 96.6%

CORPORATE BONDS - 41.0%

ARGENTINA - 1.7%
	$1,500,000	g	Arcor SAIC	6.000%	07/06/23	$1,567,170
	1,200,000	g,i	YPF S.A.	31.354	07/07/20	1,305,000
	1,200,000	g	YPF S.A.	8.500	03/23/21	1,287,000
			TOTAL ARGENTINA			4,159,170

AZERBAIJAN - 1.0%
	700,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	658,936
	1,700,000		State Oil Co of the Azerbaijan Republic	6.950	03/18/30	1,764,430
			TOTAL AZERBAIJAN			2,423,366

BRAZIL - 2.9%
	500,000	g,i	Caixa Economica Federal	7.250	07/23/24	454,375
	1,050,000	g	GTL Trade Finance, Inc	5.893	04/29/24	985,687
	1,200,000	g	Marfrig Holdings Europe BV	8.000	06/08/23	1,232,640
	2,000,000	g	Odebrecht Finance Ltd	4.375	04/25/25	640,000
	177,280	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	28,365
	316,601	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	50,656
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	120,852
	$1,100,000	g,q	Oi S.A.	5.750	02/10/22	231,000
	625,000		Petrobras Global Finance BV	4.875	03/17/20	608,819
	1,300,000		Petrobras Global Finance BV	8.375	05/23/21	1,374,425
	1,125,000		Petrobras International Finance Co	5.750	01/20/20	1,122,863
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	426,250
			TOTAL BRAZIL			7,275,932

CHILE - 1.4%
	1,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,180,472
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,331,111
	1,000,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,021,546
			TOTAL CHILE			3,533,129

CHINA - 0.8%
	1,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	934,500
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,139,206
			TOTAL CHINA			2,073,706

COLOMBIA - 1.8%
	1,200,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,266,000
	1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,085,920
	1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,939,500
	300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	49,500
313

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,100,000	g	Pacific Rubiales Energy Corp	5.625%	01/19/25	$176,000
			TOTAL COLOMBIA			4,516,920
COSTA RICA - 0.8%
	1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,878,750
			TOTAL COSTA RICA			1,878,750

CROATIA - 0.4%
	1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,070,224
			TOTAL CROATIA			1,070,224

INDIA - 2.7%
	1,300,000	g	Adani Transmission Ltd	4.000	08/03/26	1,293,135
	1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,091,648
	500,000	g	Bharti Airtel Ltd	4.375	06/10/25	529,691
	1,600,000	g,h	Export-Import Bank of India	3.375	08/05/26	1,605,432
	1,100,000	g	ICICI Bank Ltd	4.000	03/18/26	1,133,503
	1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,129,284
			TOTAL INDIA			6,782,693

INDONESIA - 3.8%
	2,200,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	2,329,241
	2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,368,853
	1,000,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,013,750
	1,130,000	g	Pertamina Persero PT	4.300	05/20/23	1,161,782
	1,000,000	g	Pertamina Persero PT	6.500	05/27/41	1,141,884
	1,075,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,186,198
	1,200,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,208,124
			TOTAL INDONESIA			9,409,832

JAMAICA - 0.5%
	1,400,000	g	Digicel Group Ltd	7.125	04/01/22	1,154,580
			TOTAL JAMAICA			1,154,580

KAZAKHSTAN - 1.3%
	1,700,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,780,750
	1,425,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	1,420,523
			TOTAL KAZAKHSTAN			3,201,273

LUXEMBOURG - 0.5%
	1,150,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,186,311
			TOTAL LUXEMBOURG			1,186,311

MALAYSIA - 0.4%
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	861,461
			TOTAL MALAYSIA			861,461

MEXICO - 6.4%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,303,719
	$1,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,060,000
314

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,150,000	g	BBVA Bancomer S.A.	6.750%	09/30/22	$1,310,425
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,326,000
	1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,998,000
	1,200,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,284,000
	975,000		Grupo Televisa SAB	6.125	01/31/46	1,133,886
	750,000		Pemex Project Funding Master Trust	6.625	06/15/35	775,463
	1,150,000		Petroleos Mexicanos	3.500	01/30/23	1,089,625
	1,200,000	g	Petroleos Mexicanos	6.875	08/04/26	1,347,000
	650,000	g	Poinsettia Finance Ltd	6.625	06/17/31	662,510
	1,200,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,200,000
	1,200,000	g	Trust F/1401	5.250	01/30/26	1,261,500
			TOTAL MEXICO			15,752,128

MOROCCO - 1.0%
	1,100,000	g	OCP S.A.	4.500	10/22/25	1,106,182
	1,200,000	g	OCP S.A.	6.875	04/25/44	1,331,806
			TOTAL MOROCCO			2,437,988

PANAMA - 0.5%
	1,300,000	g	Aeropuerto Internacional de Tocumen S.A.	5.625	05/18/36	1,342,250
			TOTAL PANAMA			1,342,250

PERU - 2.2%
	1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,347,000
	1,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,037,500
	1,300,000	g	Kallpa Generacion S.A.	4.875	05/24/26	1,365,000
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,824,375
			TOTAL PERU			5,573,875

RUSSIA - 2.2%
	1,800,000	g	GTH Finance BV	7.250	04/26/23	1,890,000
	1,000,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,012,500
	1,250,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	1,235,937
	1,100,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	1,198,890
			TOTAL RUSSIA			5,337,327

SOUTH AFRICA - 2.3%
	1,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,191,240
	1,100,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,122,176
	1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,161,500
	2,300,000	g	Transnet SOC Ltd	4.000	07/26/22	2,242,776
			TOTAL SOUTH AFRICA			5,717,692

SRI LANKA - 0.7%
	1,800,000	g	National Savings Bank	5.150	09/10/19	1,801,044
			TOTAL SRI LANKA			1,801,044

SUPRANATIONAL - 0.5%
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,294,768
			TOTAL SUPRANATIONAL			1,294,768
315

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

TRINIDAD AND TOBAGO - 0.2%
	$600,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000%	05/08/22	$585,000
			TOTAL TRINIDAD AND TOBAGO			585,000

TURKEY - 3.6%
	1,500,000	g	Akbank TAS	5.125	03/31/25	1,451,625
	1,200,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,079,316
	1,200,000	g	Arcelik AS.	5.000	04/03/23	1,167,000
	1,300,000	g	KOC Holding AS.	5.250	03/15/23	1,322,750
	1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,185,264
	1,300,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,251,380
	1,400,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,380,750
			TOTAL TURKEY			8,838,085

UKRAINE - 0.4%
	1,100,000	g	MHP S.A.	8.250	04/02/20	1,039,500
			TOTAL UKRAINE			1,039,500

UNITED STATES - 0.5%
	1,200,000		Plains Exploration & Production Co	6.875	02/15/23	1,161,000
			TOTAL UNITED STATES			1,161,000

VENEZUELA - 0.5%
	3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,159,700
			TOTAL VENEZUELA			1,159,700

			TOTAL CORPORATE BONDS			101,567,704
			(Cost $102,656,122)

GOVERNMENT BONDS - 55.6%

ANGOLA - 1.2%
	3,225,000	g	Republic of Angola	9.500	11/12/25	3,072,457
			TOTAL ANGOLA			3,072,457

ARGENTINA - 3.0%
	2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,932,100
	1,000,000	g	Provincia de Buenos Aires	5.750	06/15/19	1,025,000
	1,200,000		Provincia de Buenos Aires	9.125	03/16/24	1,323,000
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,070,000
			TOTAL ARGENTINA			7,350,100

AZERBAIJAN - 0.9%
	1,950,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	2,137,200
			TOTAL AZERBAIJAN			2,137,200

BRAZIL - 3.6%
	768,501	g	Brazil Loan Trust	5.477	07/24/23	716,627
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,413,750
BRL	7,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	2,069,989
316

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$2,760,000		Brazilian Government International Bond	4.250%	01/07/25	$2,728,260
	2,300,000		Brazilian Government International Bond	5.000	01/27/45	2,102,200
			TOTAL BRAZIL			9,030,826

COLOMBIA - 1.0%
	2,050,000		Colombia Government International Bond	6.125	01/18/41	2,352,375
			TOTAL COLOMBIA			2,352,375

COSTA RICA - 1.1%
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,668,750
			TOTAL COSTA RICA			2,668,750

COTE D’IVOIRE - 0.4%
	940,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	898,366
			TOTAL COTE D’IVOIRE			898,366

CROATIA - 1.2%
	750,000	g	Croatia Government International Bond	6.750	11/05/19	821,603
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,110,330
			TOTAL CROATIA			2,931,933

DOMINICAN REPUBLIC - 2.0%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000	02/24/17	327,114
	65,000,000	g	Dominican Republic International Bond	16.000	02/10/17	1,459,600
	$1,250,000	g	Dominican Republic International Bond	6.875	01/29/26	1,403,125
	1,560,000	g	Dominican Republic International Bond	7.450	04/30/44	1,778,400
			TOTAL DOMINICAN REPUBLIC			4,968,239

ECUADOR - 0.9%
	2,200,000	g	Ecuador Government International Bond	10.500	03/24/20	2,203,300
			TOTAL ECUADOR			2,203,300

EGYPT - 0.7%
	1,975,000	g	Egypt Government International Bond	5.875	06/11/25	1,837,145
			TOTAL EGYPT			1,837,145

EL SALVADOR - 0.8%
	2,000,000	g	El Salvador Government International Bond	7.650	06/15/35	2,080,000
			TOTAL EL SALVADOR			2,080,000

GHANA - 1.1%
GHS	2,965,000	g,i	Citigroup Global Markets Holdings, Inc	0.000	06/28/21	757,018
	$2,200,000	g	Republic of Ghana	8.125	01/18/26	1,904,364
			TOTAL GHANA			2,661,382

GREECE - 0.4%
EUR	958,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	963,619
			TOTAL GREECE			963,619
317

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GUATEMALA - 1.3%
	$1,775,000	g	Guatemala Government International Bond	4.500%	05/03/26	$1,872,625
	1,325,000	g	Guatemala Government International Bond	4.875	02/13/28	1,450,875
			TOTAL GUATEMALA			3,323,500

HUNGARY - 1.4%
	3,000,000		Hungary Government International Bond	5.750	11/22/23	3,452,250
			TOTAL HUNGARY			3,452,250

INDONESIA - 2.2%
	2,355,000	g	Indonesia Government International Bond	3.375	04/15/23	2,400,654
	1,000,000	g	Indonesia Government International Bond	5.950	01/08/46	1,247,224
IDR	1,300,000,000		Indonesia Treasury Bond	8.375	09/15/26	109,669
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,815,195
			TOTAL INDONESIA			5,572,742

JAMAICA - 1.2%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	1,092,500
	1,675,000		Jamaica Government International Bond	7.875	07/28/45	1,896,937
			TOTAL JAMAICA			2,989,437

KAZAKHSTAN - 0.6%
	1,250,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,475,000
			TOTAL KAZAKHSTAN			1,475,000

KENYA - 0.6%
	1,500,000	g	Kenya Government International Bond	6.875	06/24/24	1,422,750
			TOTAL KENYA			1,422,750
MALAYSIA - 0.5%
MYR	4,450,000		Malaysia Government International Bond	3.955	09/15/25	1,117,523
			TOTAL MALAYSIA			1,117,523

MEXICO - 0.7%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	1,802,190
			TOTAL MEXICO			1,802,190

MOROCCO - 0.8%
	$1,800,000	g	Morocco Government International Bond	5.500	12/11/42	2,056,500
			TOTAL MOROCCO			2,056,500

NAMIBIA - 0.9%
	2,225,000	g	Namibia Government International Bonds	5.250	10/29/25	2,322,789
			TOTAL NAMIBIA			2,322,789
NIGERIA - 0.3%
	750,000	g	Nigeria Government International Bond	6.375	07/12/23	730,688
			TOTAL NIGERIA			730,688
PAKISTAN - 0.5%
	1,100,000	g	Pakistan Government International Bond	7.250	04/15/19	1,176,417
			TOTAL PAKISTAN			1,176,417
318

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PANAMA - 1.5%
	$1,800,000		Panama Government International Bond	3.875%	03/17/28	$1,935,000
	1,400,000		Panama Government International Bond	6.700	01/26/36	1,895,250
			TOTAL PANAMA			3,830,250

PARAGUAY - 1.6%
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	775,750
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	3,073,125
			TOTAL PARAGUAY			3,848,875

PERU - 3.0%
	2,175,000		Peruvian Government International Bond	4.125	08/25/27	2,414,250
PEN	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,766,947
	$2,500,000	l	Peruvian Government International Bond	5.625	11/18/50	3,168,750
			TOTAL PERU			7,349,947

PHILIPPINES - 1.2%
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,781,900
	$1,000,000		Philippine Government International Bond	3.700	03/01/41	1,149,547
			TOTAL PHILIPPINES			2,931,447

RUSSIA - 2.7%
RUB	142,500,000		Russian Federal Bond - OFZ	7.000	08/16/23	2,004,480
	$2,770,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,999,744
	1,600,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,756,000
			TOTAL RUSSIA			6,760,224

SERBIA - 1.4%
	3,225,000	g,p	Republic of Serbia	4.875	02/25/20	3,348,879
			TOTAL SERBIA			3,348,879

SOUTH AFRICA - 2.0%
ZAR	16,000,000		South Africa Government International Bond	8.000	12/21/18	1,158,489
	$1,900,000		South Africa Government International Bond	5.875	09/16/25	2,155,930
	950,000		South Africa Government International Bond	4.875	04/14/26	1,003,200
	615,000		South Africa Government International Bond	6.250	03/08/41	735,282
			TOTAL SOUTH AFRICA			5,052,901

SRI LANKA - 1.3%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,948,102
	1,250,000	g	Sri Lanka Government International Bond	6.825	07/18/26	1,302,068
			TOTAL SRI LANKA			3,250,170

TRINIDAD AND TOBAGO - 0.7%
	1,725,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	1,756,060
			TOTAL TRINIDAD AND TOBAGO			1,756,060
319

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

TUNISIA - 0.7%
	$1,725,000	g	Banque Centrale de Tunisie S.A.	5.750%	01/30/25	$1,634,438
			TOTAL TUNISIA			1,634,438

TURKEY - 3.3%
	800,000		Republic of Turkey	6.000	01/14/41	853,352
TRY	3,117,500		Turkey Government International Bond	8.200	11/16/16	1,044,617
	$525,000		Turkey Government International Bond	7.500	11/07/19	586,042
	1,360,000		Turkey Government International Bond	5.625	03/30/21	1,446,020
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,249,368
	710,000		Turkey Government International Bond	8.000	02/14/34	922,403
	1,750,000		Turkey Government International Bond	6.625	02/17/45	2,023,875
			TOTAL TURKEY			8,125,677

UKRAINE - 2.1%
	2,325,000	g	Ukraine Government International Bond	7.750	09/01/19	2,308,028
	1,075,000	g	Ukraine Government International Bond	7.750	09/01/20	1,059,090
	1,850,000	g	Ukraine Government International Bond	7.750	09/01/27	1,780,995
	520,000	g,i,j	Ukraine Government International Bond	0.000	05/31/40	175,604
			TOTAL UKRAINE			5,323,717

URUGUAY - 2.0%
	1,325,000		Uruguay Government International Bond	4.375	10/27/27	1,406,156
	3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,493,125
			TOTAL URUGUAY			4,899,281

VENEZUELA - 1.2%
	4,030,000		Venezuela Government International Bond	7.750	10/13/19	1,929,362
	1,400,000		Venezuela Government International Bond	11.750	10/21/26	677,250
	900,000		Venezuela Government International Bond	9.250	05/07/28	398,250
			TOTAL VENEZUELA			3,004,862

VIETNAM - 0.6%
	1,325,000	g	Vietnam Government International Bond	4.800	11/19/24	1,415,186
			TOTAL VIETNAM			1,415,186

ZAMBIA - 1.0%
	1,850,000	g	Republic of Zambia	5.375	09/20/22	1,462,425
	1,250,000	g	Zambia Government International Bond	8.970	07/30/27	1,096,875
			TOTAL ZAMBIA			2,559,300

			TOTAL GOVERNMENT BONDS			137,688,692
			(Cost $132,895,679)

			TOTAL BONDS			239,256,396
			(Cost $235,551,801)

320

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 0.9%
UNITED STATES - 0.9%
$2,250,000	Federal Home Loan Bank (FHLB)	0.150%	08/01/16	$2,250,000
	TOTAL UNITED STATES			2,250,000

	TOTAL SHORT-TERM INVESTMENTS			2,250,000
	(Cost $2,250,000)

	TOTAL INVESTMENTS - 97.5%			241,506,396
	(Cost $237,801,801)
	OTHER ASSETS & LIABILITIES, NET - 2.5%			6,213,936
	NET ASSETS - 100.0%			$247,720,332

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Peso
EUR	Euro
GHS	Ghana Cedi
IDR	Indonesia Rupiah
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peru Sol
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/16, the aggregate value of these securities was $168,382,590 or 68.0% of net assets.
h	Delayed delivery
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements swap agreements.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
q	In default
321

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2016

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$139,563,903	56.3%
FINANCIALS	26,531,424	10.7
UTILITIES	20,689,955	8.4
ENERGY	17,929,118	7.2
MATERIALS	8,852,772	3.6
INDUSTRIALS	7,901,065	3.2
TELECOMMUNICATION SERVICES	6,638,300	2.7
CONSUMER STAPLES	4,388,956	1.8
INFORMATION TECHNOLOGY	3,525,517	1.4
CONSUMER DISCRETIONARY	3,235,386	1.3
SHORT - TERM INVESTMENTS	2,250,000	0.9
OTHER ASSETS & LIABILITIES, NET	6,213,936	2.5

NET ASSETS	$247,720,332	100.0%

322

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund and the Emerging Markets Debt Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

323

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of July 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2016, there were no material transfers between levels by the Funds.

As of July 31, 2016, 100% of the value of investments in the Social Choice Low Carbon Equity Fund was valued based on Level 1 inputs.

As of July 31, 2016, 100% of the value of investments in the Emerging Markets Debt Fund was valued based on Level 2 inputs.

324

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of July 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,184,111,582	$-	$-	$2,184,111,582
Short-term investments	51,150,064	18,650,000	-	69,800,064
Total	$2,235,261,646	$18,650,000	$-	$2,253,911,646
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$115,461,434	$738,454	$-	$116,199,888
All other equity investments *	2,031,850,908	-	-	2,031,850,908
Short-term investments	51,803,514	6,950,000	-	58,753,514
Written options**	(237,717)	-	-	(237,717)
Total	$2,198,878,139	$7,688,454	$-	$2,206,566,593
Growth & Income
Equity investments:
Consumer discretionary	$687,293,627	$52,126,850	$-	$739,420,477
Consumer staples	472,048,935	30,444,200	-	502,493,135
Financials	509,708,427	18,168,246	-	527,876,673
Health care	758,104,883	61,574,796	-	819,679,679
Information technology	1,171,209,951	17,271,875	-	1,188,481,826
Materials	129,480,665	11,568,484	-	141,049,149
Utilities	123,134,304	10,267,701	-	133,402,005
All other equity investments*	933,819,928	-	-	933,819,928
Short-term investments	89,535,541	6,550,000	-	96,085,541
Purchased options**	908,300	-	-	908,300
Written options**	(1,769,750)	-	-	(1,769,750)
Total	$4,873,474,811	$207,972,152	$-	$5,081,446,963
Large-Cap Growth
Equity investments:
Information technology	$1,396,835,866	$3,121,089	$-	$1,399,956,955
All other Equity Investments*	2,292,866,577	-	-	2,292,866,577
Short-term investments	2,572,919	48,799,234	-	51,372,153
Total	$3,692,275,362	$51,920,323	$-	$3,744,195,685
Large-Cap Value
Equity investments:
Consumer discretionary	$384,097,340	$52,401,210	$-	$436,498,550
Financials	1,355,159,167	8,252,776	-	1,363,411,943
Industrials	516,172,916	-	7,267	516,180,183
Information technology	665,864,652	11,016,524	-	676,881,176
Materials	272,700,425	399,344	-	273,099,769
All other equity investments*	2,570,716,199	-	-	2,570,716,199
Short-term investments	67,726,270	11,800,000	-	79,526,270
Total	$5,832,436,969	$83,869,854	$7,267	$5,916,314,090
Mid-Cap Growth
Equity investments*	$1,611,637,576	$-	$-	$1,611,637,576
Short-term investments	73,456,602	16,350,000	-	89,806,602
Purchased options**	52,500	-	-	52,500
Written options**	(1,116,000)	-	-	(1,116,000)
Total	$1,684,030,678	$16,350,000	$-	$1,700,380,678
325

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Value
Equity investments:
Consumer discretionary	$470,138,879	$10,324,153	$-	$480,463,032
Financials	1,507,464,022	14,549,548	-	1,522,013,570
Health care	240,572,752	41,891,138	-	282,463,890
Information technology	517,660,646	10,385,094	-	528,045,740
All other equity investments*	2,496,260,526	-	-	2,496,260,526
Short-term investments	157,090,788	74,546,735	-	231,637,523
Total	$5,389,187,613	$151,696,668	$-	$5,540,884,281
Small-Cap Equity
Equity investments*	$3,090,494,888	$-	$-	$3,090,494,888
Short-term investments	157,678,811	35,592,333	-	193,271,144
Futures contracts**	799,534	-	-	799,534
Total	$3,248,973,233	$35,592,333	$-	$3,284,565,566
Social Choice Equity
Equity investments*	$2,775,245,698	$-	$-	$2,775,245,698
Short-term investments	52,993,660	8,549,149	-	61,542,809
Total	$2,828,239,358	$8,549,149	$-	$2,836,788,507
Emerging Markets Equity
Equity investments:
Africa/Middle East	$-	$37,639,929	$-	$37,639,929
Asia	53,198,083	671,786,421	666,688	725,651,192
Europe	7,914,737	39,742,434	-	47,657,171
Latin America	-	156,322,223	-	156,322,223
All other equity investments*	26,518,161	86,010,891	-	112,529,052
Short-term investments	29,219,827	-	-	29,219,827
Total	$116,850,808	$991,501,898	$666,688	$1,109,019,394
Enhanced International Equity Index
Equity investments:
Asia	$283,388	$369,621,930	$-	$369,905,318
Australasia	-	105,854,796	-	105,854,796
Europe	26,083,398	787,548,456	-	813,631,854
All other equity investments *	8,206,595	87,631,213	-	95,837,808
Short-term investments	28,244,224	9,500,000	-	37,744,224
Total	$62,817,605	$1,360,156,395	$-	$1,422,974,000
Global Natural Resources
Equity investments:
Africa/Middle East	$-	$11,550,450	$-	$11,550,450
Australasia	-	24,030,018	-	24,030,018
Europe	-	49,041,804	-	49,041,804
Latin America	-	5,318,995	-	5,318,995
North America	124,073,883	40,488,730	-	164,562,613
All other equity investments *	4,977,806	42,550,802	-	47,528,608
Short-term investments	4,680,957	-	-	4,680,957
Total	$133,732,646	$172,980,799	$-	$306,713,445

326

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$-	$1,200,428,208	$-	$1,200,428,208
Europe	-	2,968,820,114	-	2,968,820,114
All other equity investments *	20,739,967	162,277,394	-	183,017,361
Short-term investments	104,211,217	10,500,000	-	114,711,217
Total	$124,951,184	$4,342,025,716	$-	$4,466,976,900
International Opportunities
Equity investments:
Asia	$-	$361,055,109	$-	$361,055,109
Australasia	-	29,190,519	-	29,190,519
Europe	-	604,369,795	-	604,369,795
North America	31,951,669	106,771,773	-	138,723,442
All other equity investments *	-	158,176,932	19,953	158,196,885
Short-term investments	72,918,041	30,624,781	-	103,542,822
Total	$104,869,710	$1,290,188,909	$19,953	$1,395,078,572
Social Choice International Equity
Equity investments:
Asia	$-	$5,943,924	$-	$5,943,924
Australasia	-	1,712,602	-	1,712,602
Europe	222,882	12,186,384	-	12,409,266
All other equity investments *	-	2,348,500	-	2,348,500
Total	$222,882	$22,191,410	$-	$22,414,292
Equity Index
Equity investments:
Financials	$1,972,788,629	$-	$42,403	$1,972,831,032
Health care	1,609,840,462	-	4,028	1,609,844,490
Industrials	1,170,133,755	-	71,574	1,170,205,329
Telecommunication services	288,211,629	-	49,856	288,261,485
All other equity investments*	6,164,013,465	-	-	6,164,013,465
Short-term investments	301,860,805	21,900,000	-	323,760,805
Total	$11,506,848,745	$21,900,000	$167,861	$11,528,916,606
Large-Cap Growth Index
Equity investments*	$3,022,874,170	$-	$-	$3,022,874,170
Short-term investments	58,773,674	16,600,000	-	75,373,674
Futures contracts**	17,028	-	-	17,028
Total	$3,081,664,872	$16,600,000	$-	$3,098,264,872
Large-Cap Value Index
Equity investments*	$4,492,222,119	$-	$-	$4,492,222,119
Short-term investments	60,585,742	28,950,000	-	89,535,742
Futures contracts**	36,571	-	-	36,571
Total	$4,552,844,432	$28,950,000	$-	$4,581,794,432
S&P 500 Index
Equity investments*	$3,294,883,128	$-	$-	$3,294,883,128
Short-term investments	20,111,846	20,200,000	-	40,311,846
Futures contracts**	52,693	-	-	52,693
Total	$3,315,047,667	$20,200,000	$-	$3,335,247,667
327

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Small-Cap Blend Index
Equity investments:
Financials	$472,260,728	$-	$96,730	$472,357,458
Health Care	251,151,563	-	15,521	251,167,084
Industrials	253,471,965	-	160,444	253,632,409
Telecommunication services	16,178,056	-	139,956	16,318,012
All other equity investments*	827,611,747	-	-	827,611,747
Short-term investments	239,303,252	17,575,000	-	256,878,252
Futures contracts**	606,115	-	-	606,115
Total	$2,060,583,426	$17,575,000	$412,651	$2,078,571,077
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$-	$101,790,888	$239	$101,791,127
Asia	71,560,246	912,546,375	-	984,106,621
Europe	3,149,424	48,455,648	-	51,605,072
Latin America	-	165,264,965	-	165,264,965
North America	60,028,751	-	-	60,028,751
All other equity investments*	5,988,565	132,438,560	653	138,427,778
Short-term investments	41,460,997	1,950,000	-	43,410,997
Total	$182,187,983	$1,362,446,436	$892	$1,544,635,311
International Equity Index
Equity investments:
Asia	$1,539,788	$1,906,034,750	$-	$1,907,574,538
Australasia	-	537,158,579	-	537,158,579
Europe	14,353,658	4,155,347,989	-	4,169,701,647
All other equity investments*	99,316,086	480,832,689	-	580,148,775
Short-term investments	81,153,581	4,299,459	-	85,453,040
Futures contracts**	31,557	-	-	31,557
Total	$196,394,670	$7,083,673,466	$-	$7,280,068,136

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

328

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

At July 31, 2016, the Funds held the following open futures contracts:

Fund	Futures Contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	211	$25,678,700	September 2016	$799,534
Large-Cap Growth Index	S&P 500 E Mini Index	42	4,553,220	September 2016	17,028
Large-Cap Value Index	S&P 500 E Mini Index	95	10,298,950	September 2016	36,571
S&P 500 Index	S&P 500 E Mini Index	192	20,814,720	September 2016	52,693
Small-Cap Blend Index	Russell 2000 Mini Index	122	14,487,400	September 2016	606,115
International Equity Index	MSCI EAFE Mini Index	46	3,864,460	September 2016	31,557

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

Purchased options outstanding as of July 31, 2016 were as follows:

	Number of contracts	Value
Growth & Income Fund
Ciena Corp, Call, 9/16/16 at $20	300	$27,900
Flextronics International Ltd, Call, 8/19/16 at $13	450	5,400
Hanesbrands, Inc, Call, 8/19/16 at $29	600	15,000
Herbalife Ltd, Call, 8/12/16 at $73	200	32,000
Humana, Inc, Call, 1/20/17 at $200	1,000	750,000
IMAX Corp, Put, 8/19/16 at $29	600	6,000
Lumentum Holdings, Inc, Call, 8/19/16 at $35	450	9,000
Pandora Media, Inc, Call, 12/16/16 at $13	300	63,000
Total	3,900	$908,300
Mid-Cap Growth Fund
Proofpoint, Inc, Put, 8/19/16 at $65	1,500	$52,500
Total	1,500	$52,500

Written options outstanding as of July 31, 2016 were as follows:

	Number of Contracts	Value
Enhanced Large-Cap Value Index Fund
Allegion plc, Put, 8/19/16 at $70	20	$(1,200)
Baker Hughes, Inc, Call, 8/5/16 at $47	20	(1,840)
Broadcom Ltd, Put, 8/19/16 at $160	10	(1,290)
Celanese Corp, Put, 8/19/16 at $70	25	(16,375)
Cigna Corp, Put, 8/19/16 at $135	10	(6,660)
Concho Resources, Inc, Call, 8/19/16 at $130	22	(3,542)
Concho Resources, Inc, Put, 8/19/16 at $110	32	(2,560)
Continental Resources, Inc, Call, 8/19/16 at $46	50	(6,500)
Continental Resources, Inc, Put, 8/19/16 at $39	47	(3,055)
Continental Resources, Inc, Put, 8/19/16 at $42	44	(6,160)
Cullen/Frost Bankers, Inc, Put, 8/19/16 at $65	15	(975)
Cypress Semiconductor Corp, Put, 8/19/16 at $11	50	(1,750)
329

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

	Number of contracts	Value
Devon Energy Corp, Call, 8/5/16 at $39.50	52	$(3,588)
Digital Realty Trust, Inc, Call, 8/19/16 at $110	20	(800)
Digital Realty Trust, Inc, Put, 8/19/16 at $105	5	(1,220)
Dillard’s, Inc, Call, 8/19/16 at $70	12	(2,160)
Energen Corp, Put, 8/19/16 at $45	36	(4,410)
EQT Corp, Put, 8/19/16 at $70	20	(1,620)
EQT Corp, Put, 8/19/16 at $75	22	(6,765)
Extra Space Storage, Inc, Put, 8/19/16 at $90	25	(9,625)
Gilead Sciences, Inc, Put, 8/5/16 at $79.50	10	(960)
Hess Corp, Call, 8/5/16 at $55	30	(1,380)
Huntsman Corp, Put, 8/19/16 at $15	38	(1,634)
Kimberly-Clark Corp, Put, 8/19/16 at $130	9	(1,665)
Laredo Petroleum, Inc, Put, 8/19/16 at $10	90	(5,850)
Laredo Petroleum, Inc, Put, 8/19/16 at $9	120	(5,040)
Level 3 Communications, Inc, Put, 8/19/16 at $52.50	21	(4,935)
Lincoln National Corp, Call, 8/19/16 at $45	20	(1,620)
LyondellBasell Industries AF S.C.A, Put, 8/19/16 at $72.50	40	(4,400)
Mid-America Apartment Communities, Inc, Put, 8/19/16 at $105	5	(600)
Nabors Industries Ltd, Put, 8/19/16 at $9	250	(12,000)
Newell Brands, Inc, Put, 8/19/16 at $48	25	(300)
Newfield Exploration Co, Put, 8/19/16 at $41	19	(1,710)
Newfield Exploration Co, Put, 8/19/16 at $42	20	(3,140)
Norwegian Cruise Line Holdings Ltd, Put, 8/19/16 at $40	11	(715)
Owens Corning, Inc, Put, 8/19/16 at $55	25	(6,000)
Owens-Illinois, Inc, Put, 8/19/16 at $17	30	(510)
QEP Resources, Inc, Put, 8/19/16 at $17	90	(3,600)
Range Resources Corp, Put, 8/19/16 at $40	24	(4,104)
Reliance Steel & Aluminum Co, Put, 8/19/16 at $77.50	6	(870)
Rice Energy, Inc, Put, 8/19/16 at $21	20	(800)
Royal Caribbean Cruises Ltd, Call, 8/19/16 at $75	18	(3,042)
Stanley Black & Decker, Inc, Call, 8/19/16 at $120	10	(2,930)
Stanley Black & Decker, Inc, Put, 8/19/16 at $120	12	(1,440)
SunTrust Banks, Inc, Put, 8/19/16 at $42	16	(1,152)
Superior Energy Services, Inc, Put, 8/19/16 at $17.50	185	(32,375)
Tahoe Resources, Inc, Put, 8/19/16 at $15	221	(11,050)
Tupperware Brands Corp, Put, 8/19/16 at $55	20	(200)
Universal Health Services, Inc, Put, 8/19/16 at $130	11	(3,300)
USG Corp, Put, 8/19/16 at $30	70	(13,650)
WPX Energy, Inc, Call, 8/19/16 at $11	200	(5,000)
WPX Energy, Inc, Put, 8/19/16 at $10	170	(12,750)
WPX Energy, Inc, Put, 8/19/16 at $9	230	(6,900)
Total	2,603	$(237,717)
Growth & Income Fund
Acuity Brands, Inc, Put, 8/19/16 at $240	150	$(9,450)
Acuity Brands, Inc, Put, 9/16/16 at $240	100	(22,500)
Allergan plc, Put, 8/12/16 at $237.50	150	(26,250)
American Water Works Co, Inc, Put, 8/19/16 at $80	375	(30,000)
BioMarin Pharmaceutical, Inc, Call, 8/19/16 at $115	225	(28,125)
Bristol-Myers Squibb Co, Put, 8/12/16 at $72.50	300	(17,700)
330

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

	Number of contracts	Value
Check Point Software Technologies Ltd, Put, 8/19/16 at $75	600	$(45,000)
Crown Castle International Corp, Put, 8/19/16 at $95	300	(21,000)
Dollar Tree, Inc, Put, 8/19/16 at $87.50	300	(6,750)
Eagle Materials, Inc, Put, 8/19/16 at $70	300	(7,200)
Edwards Lifesciences Corp, Put, 9/16/16 at $110	300	(81,000)
Electronic Arts, Inc, Put, 8/5/16 at $68	300	(8,400)
Herbalife Ltd, Put, 8/12/16 at $61	200	(22,400)
Humana, Inc, Call, 1/20/17 at $220	1,000	(267,500)
Humana, Inc, Put, 1/20/17 at $140	1,000	(480,000)
IAC, Put, 8/19/16 at $55	150	(7,500)
IMAX Corp, Call, 9/16/16 at $36	600	(15,000)
IMAX Corp, Put, 8/19/16 at $27	600	(600)
IMAX Corp, Put, 9/16/16 at $30	300	(21,000)
IMAX Corp, Put, 9/16/16 at $31	600	(66,000)
Incyte Corp, Put, 8/19/16 at $70	300	(11,250)
Jazz Pharmaceuticals plc, Put, 8/12/16 at $128	225	(47,025)
Level 3 Communications, Inc, Call, 8/19/16 at $65	450	(4,500)
Level 3 Communications, Inc, Put, 9/16/16 at $48	225	(19,125)
Level 3 Communications, Inc, Put, 9/16/16 at $49	225	(24,188)
Manhattan Associates, Inc, Call, 8/19/16 at $70	225	(3,375)
Manhattan Associates, Inc, Put, 8/19/16 at $55	300	(18,750)
Mead Johnson Nutrition Co, Put, 8/19/16 at $80	300	(4,350)
Michaels Cos, Inc, Put, 8/19/16 at $25	450	(12,375)
MicroStrategy, Inc, Call, 8/19/16 at $210	100	(40,800)
MicroStrategy, Inc, Put, 9/16/16 at $150	100	(27,000)
Newell Brands, Inc, Put, 8/19/16 at $46	600	(6,000)
O’Reilly Automotive, Inc, Put, 8/19/16 at $260	100	(2,600)
PACCAR, Inc, Put, 8/19/16 at $50	300	(2,250)
Proofpoint, Inc, Call, 8/19/16 at $75	600	(180,000)
Proofpoint, Inc, Put, 8/19/16 at $55	300	(9,000)
RPC, Inc, Put, 8/19/16 at $13	1,000	(20,000)
Schlumberger Ltd, Put, 8/12/16 at $75	450	(5,850)
Sempra Energy, Put, 8/19/16 at $105	300	(11,250)
Ulta Salon Cosmetics & Fragrance, Inc, Put, 8/12/16 at $250	150	(6,750)
United States Steel Corp, Call, 8/12/16 at $29	900	(53,100)
United States Steel Corp, Put, 8/12/16 at $24	900	(18,900)
Universal Health Services, Inc, Put, 8/19/16 at $125	225	(26,437)
WABCO Holdings, Inc, Put, 8/19/16 at $80	150	(750)
WABCO Holdings, Inc, Put, 8/19/16 at $90	150	(16,125)
WABCO Holdings, Inc, Put, 9/16/16 at $90	150	(14,625)
Total	17,025	$(1,769,750)
Mid-Cap Growth Fund
Equinix, Inc, Call, 8/19/16 at $380	200	$(141,000)
Proofpoint, Inc, Call, 8/19/16 at $70	1,500	(930,000)
Proofpoint, Inc, Put, 8/19/16 at $60	1,500	(45,000)
Total	3,200	$(1,116,000)

331

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Forward foreign currency contracts: The Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed.

At July 31, 2016, the Emerging Markets Debt Fund held the following open forward contract:

Counterparty	Contract settlement date	Receive	Deliver	Unrealized appreciation (depreciation)
Bank of America	1/17/2017	$1,000,000	CNH 6,853,000	$(26,001)
Total				$(26,001)

Abbreviation(s):
CNH Chinese Yuan

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

The Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At July 31, 2016, open credit default swap contracts sold by the Emerging Markets Debt Fund were as follows:

Reference entity	Counterparty	Maturity Date	Fixed payments paid by fund per annum	Implied credit spread at 7/31/16 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Vale SA	Goldman Sachs International	6/20/21	1.00%	6.20%	$2,000,000	$(409,996)	$27,569

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

332

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets.

At July 31, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Fixed payments
			paid	Total return	Unrealized
	Notional	Termination	by fund	received	appreciation/
Counterparty	amount	date	per annum	by fund	depreciation
Goldman Sachs	$24,977,165	9/1/2016	0.16%	Difference between Russell MicroCap Index less Russell 2000 Index and Russell 2500 Index	$-

Note 4 —affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized	Dividend	Withholding	Shares at		Value at
Issue	October 31, 2015	cost	proceeds	gain(loss)	income	expense	July 31, 2016		July 31, 2016
Mid-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$187,935,969	$132,263,996	$163,109,177	$-	$-	$-	157,090,788		$157,090,788
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$148,709,784	$139,540,473	$130,571,446	$-	$-	$-	157,678,811		$157,678,811
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$311,112,472	$77,881,192	$87,132,859	$-	$-	$-	301,860,805		$301,860,805
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$264,957,247	$85,698,387	$111,352,382	$-	$-	$-	239,303,252		$239,303,252
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$280,957,418	$225,110,022	$424,913,859	$-	$-	$-	-	*	-	*

*Not an affiliate investment as of July 31, 2016.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of July 31, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Emerging Markets Debt Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

333

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At July 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,821,018,451	$443,569,665	$(10,676,470)	$432,893,195
Enhanced Large-Cap Value Index	1,848,537,234	375,055,259	(16,788,183)	358,267,076
Growth & Income	3,971,263,057	1,142,774,774	(30,821,118)	1,111,953,656
Large-Cap Growth	2,825,570,833	944,371,400	(25,746,548)	918,624,852
Large-Cap Value	5,073,656,133	1,003,487,725	(160,829,768)	842,657,957
Mid-Cap Growth	1,450,790,326	295,882,577	(45,176,225)	250,706,352
Mid-Cap Value	4,393,300,275	1,344,179,146	(196,595,140)	1,147,584,006
Small-Cap Equity	2,908,060,980	507,542,378	(131,837,326)	375,705,052
Social Choice Equity	2,180,084,266	735,053,426	(78,349,185)	656,704,241
Social Choice Low Carbon Equity	50,175,892	4,479,135	(978,059)	3,501,076
Emerging Markets Equity	987,988,430	149,972,476	(28,941,512)	121,030,964
Enhanced International Equity Index	1,351,404,843	124,563,801	(52,994,644)	71,569,157
Global Natural Resources	259,490,058	48,223,594	(1,000,207)	47,223,387
International Equity	4,310,503,786	491,265,764	(334,792,650)	156,473,114
International Opportunities	1,322,674,568	190,377,880	(117,973,876)	72,404,004
Social Choice International Equity	23,760,076	995,148	(2,340,932)	(1,345,784)
Equity Index	7,861,623,197	3,897,020,367	(229,726,958)	3,667,293,409
Large-Cap Growth Index	2,301,378,345	821,496,702	(24,627,203)	796,869,499
Large-Cap Value Index	4,117,605,327	586,486,394	(122,333,860)	464,152,534
S&P 500 Index	2,369,059,791	1,047,105,394	(80,970,211)	966,135,183
Small-Cap Blend Index	1,731,767,957	488,333,025	(142,136,020)	346,197,005
Emerging Markets Equity Index	1,590,963,717	153,388,736	(199,717,142)	(46,328,406)
International Equity Index	7,016,105,853	1,138,101,485	(874,170,759)	263,930,726
Emerging Markets Debt	237,801,801	11,927,185	(8,222,590)	3,704,595
334

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: September 16, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: September 16, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated: September 16, 2016	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer